AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2001

                                                            File No. 33-45671
                                                            File No. 811-6557

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                            [ ]
                        POST-EFFECTIVE AMENDMENT NO. 41                   [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                        [ ]
                                AMENDMENT NO. 43                          [X]

                                STI CLASSIC FUNDS
        ------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                               101 Federal Street
                           Boston, Massachusetts 02110
        ------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734
                                                          ----------------

                                 James R. Foggo
                               C/o SEI Corporation
                            Oaks, Pennsylvania 19456
        ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
Richard W. Grant, Esquire                           W. John McGuire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1800 M Street, N.W.
Philadelphia, PA  19103                             Washington, DC  20036

    It is proposed that this filing become effective (check appropriate box):

              [ ] Immediately upon filing pursuant to paragraph (b)
              [X] On October 1, 2001 pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] On [date] pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] On [date] pursuant to paragraph (a) of Rule 485.

[PHOTO OF STI SUNDIAL OMITTED]

100093/10-01
STI CLASSIC FUNDS - EQUITY FUNDS
TRUST SHARES

PROSPECTUS

  OCTOBER 1, 2001


  BALANCED FUND

  CAPITAL APPRECIATION FUND

  GROWTH AND INCOME FUND

  INFORMATION AND TECHNOLOGY FUND
     (FORMERLY, E-COMMERCE OPPORTUNITY FUND)

  INTERNATIONAL EQUITY FUND

  INTERNATIONAL EQUITY INDEX FUND

  MID-CAP EQUITY FUND

  SMALL CAP GROWTH STOCK FUND

  SMALL CAP VALUE EQUITY FUND

  TAX SENSITIVE GROWTH STOCK FUND

  VALUE INCOME STOCK FUND


  INVESTMENT ADVISER
  TO THE FUNDS:

  TRUSCO CAPITAL MANAGEMENT, INC.
  (the "Adviser")

  [STI CLASSIC FUNDS LOGO OMITTED]

  THE  SECURITIES AND EXCHANGE  COMMISSION
  HAS NOT APPROVED OR DISAPPROVED  THESE
  SECURITIES OR PASSED UPON THE ADEQUACY OF
  THIS PROSPECTUS. ANY REPRESENTATION TO
  THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

 2 BALANCED FUND

 4 CAPITAL APPRECIATION FUND

 6 GROWTH AND INCOME FUND

 8 INFORMATION AND TECHNOLOGY FUND

10 INTERNATIONAL EQUITY FUND

12 INTERNATIONAL EQUITY INDEX FUND

14 MID-CAP EQUITY FUND

16 SMALL CAP GROWTH STOCK FUND

18 SMALL CAP VALUE EQUITY FUND

20 TAX SENSITIVE GROWTH STOCK FUND

22 VALUE INCOME STOCK FUND

24 MORE INFORMATION ABOUT RISK

25 MORE INFORMATION ABOUT FUND INVESTMENTS

25 INVESTMENT ADVISER

26 PORTFOLIO MANAGERS

27 PURCHASING AND SELLING FUND SHARES

28 DIVIDENDS AND DISTRIBUTIONS

29 TAXES

30 FINANCIAL HIGHLIGHTS

34 HOW TO OBTAIN MORE INFORMATION ABOUT THE
   STICLASSIC FUNDS

--------------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED]        FUND SUMMARY

[TELESCOPE ICON OMITTED]        INVESTMENT  STRATEGY

[LIFE PRESERVER ICON OMITTED]   WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED]         PERFORMANCE  INFORMATION

[GRAPH ICON OMITTED]            WHAT IS AN INDEX?

[COINS ICON OMITTED]            FUND FEES AND EXPENSES

[MOUNTAIN ICON OMITTED]         MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFYING ICON OMITTED]       INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED]        PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS                 Capital appreciation and current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS
   PRIMARY                       U.S. common stocks
   SECONDARY                     Bonds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY           Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Attempts to identify companies with a history
                                 of earnings growth and bonds with minimal
                                 risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                 Investors who want income from their
                                 investment, as well as an increase in its value
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OF CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1995  25.51%
1996  12.13%
1997  21.14%
1998  19.55%
1999   4.66%
2000   4.79%

            BEST QUARTER              WORST QUARTER
               12.57%                    -5.70%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.61%.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                                   BALANCED FUND
--------------------------------------------------------------------------------
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE S&P 500 INDEX.

TRUST SHARES                1 YEAR     5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
Balanced Fund                4.79%      12.24%       11.48%*
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Government/
Credit Index                11.84%       6.23%        6.53%**
--------------------------------------------------------------------------------
S&P 500 Index               -9.11%      18.33%       18.25%**
--------------------------------------------------------------------------------
* SINCE 1/3/94
** SINCE 12/31/93

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment  Advisory fees                                           0.95%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                1.05%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                       Balanced Fund -- Trust Shares 1.02%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $107            $334            $579          $1,283

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                   Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify companies with above
                                  average growth  potential
--------------------------------------------------------------------------------
INVESTOR  PROFILE                 Investors  who  want  the  value  of their
                                  investment to grow, but do not need to receive
                                  income on their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks, but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATIO

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1993   9.89%
1994  -7.41%
1995  31.15%
1996  20.31%
1997  31.13%
1998  28.06%
1999   9.71%
2000   1.62%

            BEST QUARTER              WORST QUARTER
               22.93%                    -11.16%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -2.63%.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                       CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Capital Appreciation
Fund                       1.62%     17.63%      15.45%*
--------------------------------------------------------------------------------
S&P 500 Index             -9.11%     18.33%      17.20%**
--------------------------------------------------------------------------------
* SINCE 7/1/92
** SINCE 6/30/92

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment  Advisory Fees                                           1.15%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                1.25%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                 Capital Appreciation Fund -- Trust Shares 1.23%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

6 PROSPECTUS

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                         Long-term capital appreciation
  SECONDARY                       Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify securities of companies
                                  with market capitalizations of at least $1
                                  billion with attractive valuation and/or above
                                  average earnings potential relative either to
                                  their sectors or the market as a whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors who are looking for capital
                                  appreciation potential and some income with
                                  less volatility than the equity markets as a
                                  whole
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1993  10.20%
1994  -0.81%
1995  29.38%
1996  19.06%
1997  27.69%
1998  18.20%
1999  14.17%
2000   1.43%

            BEST QUARTER              WORST QUARTER
               17.38%                    -10.36%
              (6/30/97)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -3.12%.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                          GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Growth and Income
Fund                       1.43%      15.79%     14.86%*
--------------------------------------------------------------------------------
S&P 500/BARRA
Value Index                6.08%      16.81%     16.96%**
--------------------------------------------------------------------------------
* SINCE 9/26/92
** SINCE 9/30/92

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.90%
Other Expenses                                                      0.09%
                                                                    -----
Total Annual Fund Operating Expenses                                0.99%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $101            $315            $547          $1,213

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS

--------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                   Long-term capital growth
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  Common stocks of companies benefiting from
                                  information and technology
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify companies benefiting from
                                  technology and information to achieve above
                                  average growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Aggressive investors with long-term
                                  investment goals who are willing to accept
                                  significant volatility for the possibility of
                                  higher returns
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Information and Technology Fund invests primarily in common stocks of U.S. companies that are expected to benefit substantially from information and technology and achieve above average growth. The Fund believes that information-oriented companies and technology-oriented companies offer the potential for significant long-term growth. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of corporations whose core line of business focuses on an emerging information-related or technology-related market. The second segment consists of established technology companies that provide the infrastructure to support the transfer of information. The third segment includes established, non-tech corporations from multiple industries that are harnessing the power of information to drive company growth. In selecting investments for the Fund, the Adviser uses a "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange. Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations which are significantly higher than average. As a result, the Fund's net asset value (NAV) may be more volatile than other, broadly diversified equity funds.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S TRUST SHARES FOR THE LAST YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENATION OF DATA POINTS USED IN PRINTED GRAPHIC:
2000  -16.75%

            BEST QUARTER              WORST QUARTER
               11.44%                    -25.18%
              (3/31/00)                (12/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -14.22%.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                 INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE GOLDMAN SACHS E-COMMERCE INDEX.

TRUST SHARES                       1 YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------
Information and
Technology Fund                   -16.75%        35.06%*
--------------------------------------------------------------------------------
Goldman Sachs
E-Commerce Index                  -41.32%        -7.40%*
--------------------------------------------------------------------------------
* SINCE 9/30/99

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. Developed jointly by the Goldman Sachs E-Commerce research team and Goldman Sachs Index Services, the Goldman Sachs E-Commerce Index is built from a universe of 39 stocks. To be included in the index, firms must generate a majority of their revenues online, operate as virtual companies outside the traditional "bricks and mortar" framework or be key e-commerce infrastructure providers.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            1.10%
Other Expenses                                                      0.11%
                                                                    -----
Total Annual Fund Operating Expenses                                1.21%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $123            $384            $665          $1,466

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

10 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                   Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify companies
                                  with good fundamentals or a history of
                                  consistent growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors who want an increase in the value of
                                  their investment without regard to income, are
                                  willing to accept the increased risks of
                                  international investing for the possibility of
                                  higher returns, and want exposure to a
                                  diversified portfolio of international stocks
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[CHART OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]
1996  22.08%
1997  13.35%
1998  11.22%
1999   9.47%
2000  -3.46%

            BEST QUARTER              WORST QUARTER
               16.88%                    -18.28%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -10.72%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
International
Equity Fund               -3.46%     10.22%       14.69%*
--------------------------------------------------------------------------------

MSCI EAFE Index          -14.17%      7.14%        8.64%*
--------------------------------------------------------------------------------
* SINCE 1/31/95

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            1.25%
Other Expenses                                                      0.20%
                                                                    -----
Total Annual Fund Operating Expenses                                1.45%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $148            $459            $792          $1,735


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

12 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                   Investment results that correspond to the
                                  performance of the MSCI EAFE-GDP Weighted
                                  Index
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  Foreign common stocks in MSCI EAFE-GDP
                                  Weighted Index
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Statistical analysis to track the Index
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Aggressive investors who want exposure to
                                  foreign markets and are willing to accept the
                                  increased risks of foreign investing for the
                                  possibility of higher returns
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI EAFE-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the Index using a statistical process. So, the Fund will not hold all stocks included in the Index.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1995   10.73%
1996    6.04%
1997    8.99%
1998   30.02%
1999   30.66%
2000  -17.06%

            BEST QUARTER              WORST QUARTER
               21.26%                    -12.98%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -13.39%.

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                                 INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MORGAN STANLEY CAPITAL, INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST - GROSS DOMESTIC PRODUCT (MSCI EAFE-GDP) WEIGHTED INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity
Index Fund                -17.06%     10.24%      8.97%*
--------------------------------------------------------------------------------
MSCI EAFE-GDP
Weighted Index
(Price Return)            -16.45%      8.42%      7.60%**
--------------------------------------------------------------------------------
* SINCE 6/6/94
** SINCE 5/31/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Weighted Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.90%
Other Expenses                                                      0.25%
                                                                    -----
Total Annual Fund Operating Expenses                                1.15%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              International Equity Index Fund -- Trust Shares 1.06%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $117            $365            $633          $1,398

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

14 PROSPECTUS

--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY
INVESTMENT GOAL                   Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  U.S. mid-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Moderate to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify companies with above
                                  average growth potential at an attractive
                                  price
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors who want the value of their
                                  investment to grow and who are willing to
                                  accept more volatility for the possibility of
                                  higher returns
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have small- to mid-sized market capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index) and that have above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1995  31.22%
1996  15.42%
1997  21.23%
1998   6.48%
1999  16.14%
2000  -2.97%

            BEST QUARTER              WORST QUARTER
               24.73%                    -19.96%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR
YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.29%.

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
                                                             MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P MID CAP 400 INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Mid-Cap
Equity Fund               -2.97%      10.92%     11.85%*
--------------------------------------------------------------------------------
S&P Mid Cap
400 Index                 17.50%      20.41%     17.90%**
--------------------------------------------------------------------------------
* SINCE 2/2/94
** SINCE 1/31/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Mid Cap 400 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            1.15%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                1.25%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                    Mid-Cap Equity Fund -- Trust Shares 1.23%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

16 PROSPECTUS

--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMAR

INVESTMENT GOAL                   Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  U.S. small cap common stocks of growth
                                  companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Identifies small cap companies with above
                                  average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors who want the value of their
                                  investment to grow, but do not need current
                                  income
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and the potential for capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1999   20.55%
2000  -11.76%

            BEST QUARTER              WORST QUARTER
               20.77%                    -11.36%
              (6/30/99)                 (3/31/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR
YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.72%.

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
                                                     SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P SMALL CAP 600 INDEX.

TRUST SHARES                      1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Growth
Stock Fund                        11.76%          35.60%*
--------------------------------------------------------------------------------
S&P Small Cap 600 Index           11.80%          18.96%**
--------------------------------------------------------------------------------
* SINCE 10/8/98
** SINCE 9/30/98

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            1.15%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                1.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

18 PROSPECTUS

--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                         Capital appreciation
  SECONDARY                       Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  U.S. small cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify undervalued small cap
                                  stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors who primarily want the value of
                                  their investment to grow, but want to receive
                                  some income from their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small sized companies (I.E., companies with market capitalizations under $2 billion) that it believes are undervalued in the market.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization common stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1995   30.99%
1996   34.25%
1997   32.59%
1998  -13.45%
1999   -2.72%
2000   17.96%

            BEST QUARTER              WORST QUARTER
               19.82%                    -21.99%
              (6/30/99)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 14.84%.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                                                     SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE RUSSELL 2000 VALUE INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Value
Equity Fund               17.96%      12.07%     14.31%*
--------------------------------------------------------------------------------
Russell 2000
Value Index               22.83%      12.60%     13.14%*
--------------------------------------------------------------------------------
* SINCE 8/31/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000 Index with lower growth rates and price-to-book ratios.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            1.15%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                1.25%
--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

20 PROSPECTUS

--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                   Long-term capital growth with nominal dividend
                                  income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  U.S. common stocks of growth companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify companies that have
                                  above-average growth potential and uses a low
                                  portfolio turnover strategy to reduce capital
                                  gains distributions
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors who want to increase the value of
                                  their investment while minimizing taxable
                                  capital gains distributions
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1998, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1996   21.04%
1997   28.76%
1998   31.73%
1999   24.74%
2000  -12.15%

            BEST QUARTER              WORST QUARTER
               27.74%                    -11.19%
             (12/31/98)                (12/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -12.93%.

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------
                                                 TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF S&P 500 INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Tax Sensitive
Growth Stock Fund        -12.15%      17.61%      17.61%*
--------------------------------------------------------------------------------
S&P 500 Index             -9.11%      18.33%      18.33%*
--------------------------------------------------------------------------------
* SINCE 12/31/95

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            1.15%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                1.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

22 PROSPECTUS

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMAR

INVESTMENT GOALS
  PRIMARY                        Current income
  SECONDARY                      Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                 U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY           Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Attempts to identify high dividend-paying,
                                 undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                 Investors who are looking for current income
                                 and capital appreciation with less volatility
                                 than the average stock fund
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1991  39.30%
1992  20.05%
1993  11.14%
1994   3.54%
1995  35.93%
1996  19.46%
1997  27.08%
1998  10.58%
1999  -2.93%
2000  10.85%

            BEST QUARTER              WORST QUARTER
               18.56%                    -12.14%
              (3/31/91)                 (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.78%.

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
                                                         VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE S&P 500 INDEX.

TRUST SHARES                  1 YEAR     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Value Income
Stock Fund                    10.85%      12.55%    16.80%
--------------------------------------------------------------------------------
S&P 500/
BARRA Value
Index                          6.08%      16.81%    16.87%
--------------------------------------------------------------------------------

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.80%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.90%
--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $92             $287            $498          $1,108
--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

24 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER ICON OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK

ALL FUNDS

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

BALANCED FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

    CREDIT RISK

    BALANCED FUND

    The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK

INTERNATIONAL EQUITY INDEX FUND

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                                         MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

securities, an index will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

[MOUNTAIN ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objective. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFYING ICON OMITTED] INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

   BALANCED FUND                             0.91%
   CAPITAL APPRECIATION FUND                 1.12%
   GROWTH AND INCOME FUND                    0.90%
   INFORMATION AND TECHNOLOGY FUND           1.09%
   INTERNATIONAL EQUITY FUND                 1.25%
   INTERNATIONAL EQUITY INDEX FUND           0.81%
   MID-CAP EQUITY FUND                       1.11%
   SMALL CAP GROWTH STOCK FUND               1.14%
   SMALL CAP VALUE EQUITY FUND               1.15%
   TAX SENSITIVE GROWTH STOCK FUND           1.14%
   VALUE INCOME STOCK FUND                   0.80%

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each STI Classic Fund.

26 PROSPECTUS

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Robert J. Rhodes, CFA, Mr. Earl L. Denney, CFA, and Mr. Dave E. West, CFA. Mr. Rhodes manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed-income portion of the Fund. Mr. Rhodes has also managed the Capital Appreciation Fund since June 2000. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. Mr. Rhodes has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience. In January 2000, Mr. West was named Managing Director of SunTrust Bank, and is now a Managing Director of Trusco after working at STI since 1985. Mr. West has more than 15 years of investment experience. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now a Managing Director of Trusco after serving as Managing Director of STI since 1983. Mr. Denney has more than 22 years of investment experience.

The Information and Technology Fund has been team managed since June 1, 2001, with Mr. Alan S. Kelley serving as the Lead Portfolio Manager. He has served as Vice President of Trusco and has managed the Fund since it began operating in September 1999. Prior to joining Trusco, Mr. Kelley served as a Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 7 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in September 1992. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999 and Managing Director in July 2000. Mr. Markunas has more than 18 years of investment experience.

The International Equity Index Fund is managed by Mr. Chad Deakins. Mr. Deakins serves as a Vice President of Trusco and has worked there since 1996. He has managed the International Equity Index Fund since February 1999. Mr. Deakins has also managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 7 years of investment experience.

Mr. John Hamlin has served as a Vice president of Trucso since July 2000, after serving as a Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity fund since april 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more than 12 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 14 years of investment experience.

Mr. Brett Barner, CFA, has served as a Vice President of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Small Cap Value Equity Fund since it began operating in January 1997. He has more than 17 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, has served as a Portfolio Manager of Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. Prior to joining Trusco, Mr. Mote served as a Portfolio Manager with SunTrust Banks. He has more than 16 years of investment experience.

The Value Income Stock Fund is managed by Mr. Mills Riddick, CFA. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. Mr. Riddick has more than 19 years of investment experience.

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

[HANDSHAKE ICON OMITTED] PURCHASING AND SELLING

FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

28 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY
--------------------------------------------------------------------------------
BALANCED FUND CAPITAL
APPRECIATION  FUND
GROWTH AND INCOME FUND
INFORMATION AND TECHNOLOGY FUND
MID-CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receives your written notice. To cancel your election, simply send the Funds written notice.

                                                                   PROSPECTUS 29

--------------------------------------------------------------------------------
                                                                           TAXES
--------------------------------------------------------------------------------

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

30 PROSPECTUS


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund, except the Growth and Income Fund for the periods ended prior to May 31, 1999, have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The reports of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended May 31, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

                                                NET REALIZED
                    NET ASSET       NET            AND         DISTRIBUTIONS
                      VALUE     INVESTMENT      UNREALIZED       FROM NET    DISTRIBUTIONS    NET ASSET
                    BEGINNING     INCOME      GAINS (LOSSES)    INVESTMENT   FROM REALIZED    VALUE END        TOTAL
                    OF PERIOD     (LOSS)      ON INVESTMENTS     INCOME      CAPITAL GAINS    OF PERIOD       RETURN (+)
                    ---------     ------      --------------     ------      -------------    ---------       ----------
-------------
BALANCED FUND
-------------
  Trust Shares
    2001 ........... $13.37       $ 0.30         $ 0.12          $(0.31)        $(0.30)         $13.18          3.24%
    2000 ...........  13.26         0.32           0.33           (0.30)         (0.24)          13.37          5.02
    1999 ...........  13.09         0.28           1.09           (0.28)         (0.92)          13.26         10.98
    1998 ...........  11.94         0.31           2.19           (0.32)         (1.03)          13.09         22.15
    1997 ...........  11.55         0.33           1.47           (0.32)         (1.09)          11.94         16.66

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  Trust Shares
    2001 ........... $17.12       $(0.05)        $(0.38)         $   --         $(2.80)         $13.89         (3.74)%
    2000 ...........  16.62         0.02           1.40              --          (0.92)          17.12          8.98
    1999 ...........  16.48         0.05           2.70           (0.06)         (2.55)          16.62         17.83
    1998 ...........  15.09         0.09           3.96           (0.09)         (2.57)          16.48         29.51
    1997 ...........  14.90         0.12           3.13           (0.12)         (2.94)          15.09         24.66

--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  Trust Shares
    2001 ........... $15.53        $0.07         $(0.04)         $(0.08)        $(0.43)         $15.05          0.11%
    2000 ...........  16.09         0.11           0.55           (0.10)         (1.12)          15.53          4.11
    1999(1) ........  15.10         0.04           1.97           (0.02)         (1.00)          16.09         14.24
  For the years ended November 30:
    1998 ...........  16.55         0.09           1.64           (0.09)         (3.09)          15.10         13.64
    1997 ...........  13.39         0.14           3.24           (0.15)         (0.07)          16.55         25.41
    1996 ...........  11.60         0.17           2.38           (0.17)         (0.59)          13.39         22.68

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  Trust Shares
    2001 ........... $15.87       $(0.08)        $(2.45)          $  --         $   --          $13.34        (15.94)%
    2000(2) ........  10.00        (0.04)          5.91              --             --           15.87         58.70


                                                                                       RATIO OF NET
                                                     RATIO OF       RATIO OF           INVESTMENT
                                                       NET         EXPENSES TO       INCOME (LOSS) TO
                                        RATIO OF    INVESTMENT     AVERAGE NET        AVERAGE NET
                       NET ASSETS      EXPENSES TO INCOME (LOSS) ASSETS (EXCLUDING   ASSETS (EXCLUDING      PORTFOLIO
                         END OF         AVERAGE     TO AVERAGE     WAIVERS AND         WAIVERS AND          TURNOVER
                      PERIOD (000)    NET ASSETS   NET ASSETS    REIMBURSEMENTS)     REIMBURSEMENTS)          RATE
                      ------------    ----------   ----------    ---------------     ---------------         --------
-------------
BALANCED FUND
-------------
  Trust Shares
    2001 ...........    $209,316         1.01%        2.24%           1.05%               2.20%                 99%
    2000 ...........     223,634         0.97         2.39            1.07                2.29                 182
    1999 ...........     251,752         0.97         2.19            1.06                2.10                 179
    1998 ...........     188,465         0.96         2.51            1.08                2.39                 154
    1997 ...........     151,358         0.95         2.89            1.08                2.76                 197

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  Trust Shares

    2001 ...........  $1,177,933         1.21%       (0.29)%          1.24%              (0.32)%                75%
    2000 ...........   1,296,927         1.17         0.10            1.26                0.01                 129
    1999 ...........   1,966,842         1.17         0.29            1.26                0.20                 147
    1998 ...........   1,532,587         1.16         0.61            1.27                0.50                 194
    1997 ...........   1,085,128         1.15         0.83            1.25                0.73                 141

--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  Trust Shares
    2001 ...........    $867,664         0.99%        0.49%           0.99%               0.49%                 73%
    2000 ...........     885,109         1.01         0.76            1.01                0.76                  53
    1999(1) ........     634,279         1.14         0.49            1.43                0.20                  31
  For the years ended November 30:
    1998 ...........     577,042         1.03         0.63            1.21                0.45                  71
    1997 ...........     590,824         1.02         0.92            1.17                0.77                 100
    1996 ...........     553,648         1.02         1.38            1.17                1.23                  82
-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  Trust Shares
    2001 ...........     $87,045         1.20%       (0.45)%          1.21%              (0.46)%               750%
    2000(2) ........     106,425         1.20        (0.54)           1.34               (0.68)                250

(+) Returns are for the period indicated and have not been annualized.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on September 30, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or round to $0.

                                                                   PROSPECTUS 31

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For the Periods Ended May 31,
For a Share Outstanding Throughout the Periods

                                                NET REALIZED
                    NET ASSET       NET            AND         DISTRIBUTIONS
                      VALUE     INVESTMENT      UNREALIZED       FROM NET    DISTRIBUTIONS    NET ASSET
                    BEGINNING     INCOME      GAINS (LOSSES)    INVESTMENT   FROM REALIZED    VALUE END        TOTAL
                    OF PERIOD     (LOSS)      ON INVESTMENTS     INCOME      CAPITAL GAINS    OF PERIOD       RETURN (+)
                    ---------     ------      --------------     ------      -------------    ---------       ----------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  Trust Shares
    2001 ........... $12.56       $   --         $(1.22)         $(0.04)        $(1.11)         $10.19        (10.79)%
    2000 ...........  12.97        (0.10)          1.42           (0.07)         (1.66)          12.56         10.58
    1999 ...........  15.00           --          (1.14)          (0.05)         (0.84)          12.97         (7.43)
    1998 ...........  13.63         0.04           2.69           (0.04)         (1.32)          15.00         21.87
    1997 ...........  11.40         0.03           2.57           (0.02)         (0.35)          13.63         23.29

-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  Trust Shares
    2001 ........... $13.97       $ 0.06         $(2.69)         $(0.07)        $(0.09)         $11.18        (18.90)%
    2000 ...........  11.82         0.16           2.13           (0.03)         (0.11)          13.97         19.36
    1999 ...........  13.31         0.09           0.85           (0.24)         (2.19)          11.82          7.87
    1998 ...........  11.34         0.11           2.65           (0.11)         (0.68)          13.31         25.82
    1997 ...........  10.96         0.10           0.69           (0.11)         (0.30)          11.34          7.48

-------------------
MID-CAP EQUITY FUND
-------------------
  Trust Shares
    2001 ........... $14.10       $(0.03)        $(0.61)         $   --         $(2.51)         $10.95         (6.92)%
    2000 ...........  12.68        (0.04)          2.32              --          (0.86)          14.10         19.10
    1999 ...........  13.79         0.01           0.07              --          (1.19)          12.68          1.61
    1998 ...........  13.21           --           2.54              --          (1.96)          13.79         21.14
    1997 ...........  12.76         0.03           1.69           (0.05)         (1.22)          13.21         14.23

---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  Trust Shares
    2001 ........... $18.30       $(0.18)        $ 1.71          $   --         $(1.46)         $18.37          8.33%
    2000 ...........  14.55        (0.08)          4.02              --          (0.19)          18.30         27.24
    1999(1).........  10.00        (0.05)          4.62              --          (0.02)          14.55         45.70

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  Trust Shares
    2001 ........... $ 9.13      $  0.17         $ 3.07          $(0.16)        $   --          $12.21         35.90%
    2000 ...........   9.70         0.13          (0.59)          (0.11)            --            9.13         (4.72)
    1999 ...........  12.88         0.13          (2.57)          (0.13)         (0.61)           9.70        (18.72)
    1998 ...........  11.07         0.14           2.41           (0.12)         (0.62)          12.88         23.59
    1997(2).........  10.00         0.05           1.04           (0.02)            --           11.07         10.97

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  Trust Shares
    2001 ........... $33.10       $(0.03)        $(6.33)         $   --         $   --          $26.74        (19.21)%
    2000 ...........  29.96         0.02           3.12              --             --           33.10         10.48
    1999(3).........  25.61         0.02           4.34           (0.01)            --           29.96         17.04

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  Trust Shares
    2001 ........... $10.38      $  0.19         $ 1.24          $(0.20)        $   --          $11.61         14.09%
    2000 ...........  12.85         0.23          (1.49)          (0.22)         (0.99)          10.38        (10.52)
    1999 ...........  13.90         0.24           1.02           (0.24)         (2.07)          12.85         11.13
    1998 ...........  13.71         0.26           2.62           (0.27)         (2.42)          13.90         23.10
    1997 ...........  13.15         0.30           2.32           (0.30)         (1.76)          13.71         22.18


                                                                                       RATIO OF NET
                                                     RATIO OF       RATIO OF           INVESTMENT
                                                       NET         EXPENSES TO       INCOME (LOSS) TO
                                        RATIO OF    INVESTMENT     AVERAGE NET        AVERAGE NET
                       NET ASSETS     EXPENSES TO  INCOME (LOSS) ASSETS (EXCLUDING   ASSETS (EXCLUDING      PORTFOLIO
                         END OF         AVERAGE     TO AVERAGE     WAIVERS AND         WAIVERS AND          TURNOVER
                      PERIOD (000)    NET ASSETS   NET ASSETS    REIMBURSEMENTS)     REIMBURSEMENTS)          RATE
                      ------------    ----------   ----------    ---------------     ---------------         --------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  Trust Shares
    2001 ...........  $  208,120         1.45%        0.50%           1.45%               0.50%                 68%
    2000 ...........     299,100         1.48         0.59            1.48                0.59                 179
    1999 ...........     573,255         1.48         0.68            1.53                0.63                 161
    1998 ...........     628,870         1.47         0.61            1.48                0.60                 108
    1997 ...........     489,325         1.46         0.51            1.51                0.46                 139

-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  Trust Shares
    2001 ...........  $  236,862         1.06%        0.40%           1.09%               0.37%                 13%
    2000 ...........     340,853         1.07         0.83            1.18                0.72                   9
    1999 ...........      74,616         1.07         0.69            1.18                0.58                  32
    1998 ...........      56,200         1.06         0.88            1.18                0.76                   1
    1997 ...........      53,516         1.05         0.71            1.15                0.61                   2

-------------------
MID-CAP EQUITY FUND
-------------------
  Trust Shares
    2001 ...........  $  156,111         1.21%       (0.24)%          1.25%              (0.28)%               100%
    2000 ...........     206,545         1.17           --            1.25               (0.08)                131
    1999 ...........     254,055         1.17        (0.47)           1.28               (0.58)                 76
    1998 ...........     337,825         1.16        (0.29)           1.27               (0.40)                129
    1997 ...........     287,370         1.15         0.23            1.26                0.12                 152

---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  Trust Shares
    2001 ...........  $  508,857         1.24%       (0.95)%          1.25%              (0.96)%               112%
    2000 ...........     431,478         1.20        (0.86)           1.23               (0.89)                110
    1999(1).........     152,290         1.20        (0.48)           1.49               (0.77)                 75

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  Trust Shares
    2001 ...........  $  401,900         1.25%        1.72%           1.25%               1.72%                 86%
    2000 ...........     212,074         1.22         1.31            1.25                1.28                  65
    1999 ...........     301,984         1.22         1.27            1.27                1.22                  63
    1998 ...........     390,841         1.21         1.07            1.31                0.97                  55
    1997(2).........     131,049         1.20         1.86            1.37                1.69                  27

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  Trust Shares
    2001 ...........  $  460,311         1.24%       (0.10)%          1.25%              (0.11)%               103%
    2000 ...........     710,179         1.20         0.13            1.26                0.07                  30
    1999(3).........     223,543         1.20         0.21            1.34                0.07                  18

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  Trust Shares
    2001 ...........  $  704,842         0.90%        1.70%           0.90%               1.70%                 77%
    2000 ...........     921,797         0.89         2.02            0.89                2.02                  62
    1999 ...........   1,589,951         0.92         1.91            0.92                1.91                  69
    1998 ...........   1,725,418         0.92         1.85            0.92                1.85                  99
    1997 ...........   1,488,062         0.91         2.40            0.91                2.40                 105


(1) Commenced operations on October 8, 1998. All ratios for the period have been annualized.
(2) Commenced operations on January 31, 1997. All ratios for the period have been annualized.
(3) Commenced operations on December 11, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or round to $0.

32 PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 33

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

34 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

[PHOTO OMITTED]

STI CLASSIC FUNDS-EQUITY FUNDS
FLEX AND INVESTOR SHARES

PROSPECTUS

OCTOBER 1, 2001



BALANCED FUND

CAPITAL APPRECIATION FUND

GROWTH AND INCOME FUND

INFORMATION AND TECHNOLOGY FUND
  (FORMERLY, E-COMMERCE
  OPPORTUNITY FUND)

INTERNATIONAL EQUITY FUND

INTERNATIONAL EQUITY INDEX FUND

MID-CAP EQUITY FUND

SMALL CAP GROWTH STOCK FUND

SMALL CAP VALUE EQUITY FUND
  (FORMERLY SMALL CAP EQUITY FUND)

TAX SENSITIVE GROWTH STOCK FUND

VALUE INCOME STOCK FUND



INVESTMENT ADVISER
TO THE FUNDS:

TRUSCO CAPITAL MANAGEMENT, INC.

(the "Adviser")

STI CLASSIC FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES
o Front-end sales charge
o 12b-1 fees
o $2,000 minimum initial investment

FLEX SHARES
o Contingent deferred sales charge
o Higher 12b-1 fees
o $5,000 minimum initial investment


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


2        BALANCED FUND

4        CAPITAL APPRECIATION FUND

6        GROWTH AND INCOME FUND

8        INFORMATION AND TECHNOLOGY FUND

10       INTERNATIONAL EQUITY FUND

13       INTERNATIONAL EQUITY INDEX FUND

16       MID-CAP EQUITY FUND

18       SMALL CAP GROWTH STOCK FUND

20       SMALL CAP VALUE EQUITY FUND

22       TAX SENSITIVE GROWTH STOCK FUND

24       VALUE INCOME STOCK FUND

26       MORE INFORMATION ABOUT RISK

27       MORE INFORMATION ABOUT FUND INVESTMENTS

27       INVESTMENT ADVISER

27       PORTFOLIO MANAGERS

28       PURCHASING, SELLING AND EXCHANGING FUND SHARES

34       DIVIDENDS AND DISTRIBUTIONS

34       TAXES

35       FINANCIAL HIGHLIGHTS

38       HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED] FUND SUMMARY

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

[GRAPH ICON OMITTED] WHAT IS AN INDEX?

[COINS ICON OMITTED] FUND FEES AND EXPENSES

[MOUNTAIN ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFYING ICON OMITTED] INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

[DOLLAR ICON OMITTED] SALES CHARGES
--------------------------------------------------------------------------------

OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS                            Capital appreciation and current
                                            income
--------------------------------------------------------------------------------
INVESTMENT FOCUS
    PRIMARY                                 U.S. common stocks
    SECONDARY                               Bonds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            a history of earnings growth and
                                            bonds with minimal risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their
                                            investment, as well as an increase
                                            in its value
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995     25.08%
1996     11.85%
1997     20.71%
1998     19.21%
1999      4.31%
2000      4.44%

            BEST QUARTER              WORST QUARTER
               12.52%                    -5.81%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.46%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE S&P 500 INDEX.

INVESTOR SHARES         1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------------------------------------------
Balanced Fund            0.50%      11.03%       10.48%*
--------------------------------------------------------------
Lehman Brothers
U.S. Government/
Credit Index            11.84%       6.23%        6.53%**
--------------------------------------------------------------
S&P 500 Index           -9.11%      18.33%       18.25%**
--------------------------------------------------------------

* SINCE 1/3/94
** SINCE 12/31/93

FLEX SHARES             1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------------------------------------------
Balanced Fund            1.68%      11.05%       11.95%*
--------------------------------------------------------------
Lehman Brothers
U.S. Government/
Credit Index            11.84%       6.23%        6.94%**
--------------------------------------------------------------
S&P 500 Index           -9.11%      18.33%       19.60%**
--------------------------------------------------------------
* SINCE 6/14/95
** SINCE 5/31/95

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                                   BALANCED FUND
--------------------------------------------------------------------------------

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                       INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage
of offering price)*                         3.75%            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**      None             2.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                         INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                     0.95%             0.95%
Distribution and Service (12b-1) Fees        0.28%             1.00%
Other Expenses                               0.31%             0.20%
                                             -----             -----
Total Annual Fund Operating Expenses         1.54%*            2.15%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

             Balanced Fund - Investor Shares      1.33%
             Balanced Fund - Flex Shares          2.09%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $526       $843     $1,183    $2,141
Flex Shares            $418       $673     $1,154    $2,483

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $526       $843     $1,183    $2,141
Flex Shares            $218       $673     $1,154    $2,483


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

4 PROSPECTUS

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow, but do not
                                            need to receive income on their
                                            investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large cap stocks, but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*



[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993      9.27%
1994     -8.01%
1995     30.33%
1996     19.50%
1997     30.34%
1998     27.26%
1999      9.06%
2000      0.94%

            BEST QUARTER              WORST QUARTER
               22.78%                    -11.26%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -2.95%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500 INDEX.

INVESTOR SHARES               1 YEAR   5 YEARS SINCE INCEPTION
-----------------------------------------------------------------
Capital Appreciation Fund     -2.85%    15.99%    14.57%*
-----------------------------------------------------------------
S&P 500 Index                 -9.11%    18.33%    16.81%**
-----------------------------------------------------------------
* SINCE 6/9/92
** SINCE 5/31/92

FLEX SHARES                   1 YEAR   5 YEARS SINCE INCEPTION
-----------------------------------------------------------------
Capital Appreciation Fund     -1.27%    16.33%    17.59%*
-----------------------------------------------------------------
S&P 500 Index                 -9.11%    18.33%    19.60%**
-----------------------------------------------------------------
* SINCE 6/1/95
** SINCE 5/31/95

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                       CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                 INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                   3.75%            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 None             2.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                             INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                          1.15%            1.15%
Distribution and Service (12b-1) Fees             0.68%            1.00%
Other Expenses                                    0.15%            0.24%
                                                  -----            -----
Total Annual Fund Operating Expenses              1.98%*           2.39%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              Capital Appreciation Fund - Investor Shares      1.88%
              Capital Appreciation Fund - Flex Shares          2.35%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $568       $973     $1,402    $2,595
Flex Shares            $442       $745     $1,275    $2,726

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $568       $973     $1,402    $2,595
Flex Shares            $242       $745     $1,275    $2,726


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

6 PROSPECTUS

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Long-term capital appreciation
    SECONDARY                               Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of
                                            companies with market
                                            capitalizations of at least $1
                                            billion with attractive valuation
                                            and/or above average earnings
                                            potential relative either to their
                                            sectors or the market as a whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            capital appreciation potential and
                                            some income with less volatility
                                            than the equity markets as a whole
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FOR ONE YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, THE RETURN WOULD BE LESS THAN THAT SHOWN BELOW.*



[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1994     -0.91%
1995     29.45%
1996     19.12%
1997     27.58%
1998     18.25%
1999     14.10%
2000      1.30%

            BEST QUARTER              WORST QUARTER
               17.35%                    -10.35%
              (6/30/97)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -3.25%.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                          GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

INVESTOR SHARES          1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Growth and
Income Fund              -2.48%      14.86%        13.89%*
--------------------------------------------------------------------------------
S&P 500/BARRA
Value Index               6.08%      16.81%        16.51%**
--------------------------------------------------------------------------------
* SINCE 5/7/93
** SINCE 4/30/93

FLEX SHARES              1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Growth and
Income Fund              -1.45%      14.91%        16.11%*
--------------------------------------------------------------------------------
S&P 500/BARRA
Value Index               6.08%      16.81%        18.98%**
--------------------------------------------------------------------------------
* SINCE 4/5/95
** SINCE 3/31/95

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                               INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)*        3.75%           None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                None            2.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                              0.90%           0.90%
Distribution and Service (12b-1) Fees                 0.25%           1.00%
Other Expenses                                        0.20%           0.24%
                                                      -----           -----
Total Annual Fund Operating Expenses                  1.35%*          2.14%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT
 FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS
 AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                Growth and Income Fund - Investor Shares      1.18%
                Growth and Income Fund - Flex Shares          1.93%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $507       $787     $1,087    $1,938
Flex Shares            $417       $670     $1,149    $2,472



IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $507       $787     $1,087    $1,938
Flex Shares            $217       $670     $1,149    $2,472

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

8 PROSPECTUS

--------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital growth
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Common stocks of companies
                                            benefiting from information and
                                            technology
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies
                                            benefiting from technology and
                                            information to achieve above average
                                            growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors with long-term
                                            investment goals who are willing to
                                            accept significant volatility for
                                            the possibility of higher returns
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Information and Technology Fund invests primarily in common stocks of U.S. companies that are expected to benefit substantially from information and technology and achieve above average growth. The Fund believes that information-oriented companies and technology-oriented companies offer the potential for significant long-term growth. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of corporations whose core line of business focuses on an emerging information-related or technology-related market. The second segment consists of established technology companies that provide the infrastructure to support the transfer of information. The third segment includes established, non-tech corporations from multiple industries that are harnessing the power of information to drive company growth. In selecting investments for the Fund, the Adviser uses a "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations which are significantly higher than average. As a result, the Fund's net asset value (NAV) may be more volatile than other, broadly diversified equity funds.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FOR ONE YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, THE RETURN WOULD BE LESS THAN THAT SHOWN BELOW.*



[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

2000     -17.56%



            BEST QUARTER              WORST QUARTER
               11.27%                    -25.41%
              (3/31/00)                (12/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -14.64%.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                 INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE GOLDMAN SACHS E-COMMERCE INDEX.

FLEX SHARES                          1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Information and
Technology Fund                     -19.21%        34.01%*
--------------------------------------------------------------------------------
Goldman Sachs
E-Commerce Index                    -41.32%        -7.40%*
--------------------------------------------------------------------------------
* SINCE 9/30/99

[GRAPH ICON OMITTED]


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. Developed jointly by the Goldman Sachs E-Commerce research team and Goldman Sachs Index Services, the Goldman Sachs E-Commerce Index is built from a universe of 39 stocks. To be included in the index, firms must generate a majority of their revenues online, operate as virtual companies outside the traditional "bricks and mortar" framework or be key e-commerce infrastructure providers.

[COINS ICON OMITTED] FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                              FLEX SHARES
Investment Advisory Fees                                          1.10%
Distribution and Service (12b-1) Fees                             1.00%
Other Expenses                                                    0.35%
                                                                  -----
Total Annual Fund Operating Expenses                              2.45%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               Information and Technology Fund - Flex Shares 2.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
       1 YEAR        3 YEARS      5 YEARS     10 YEARS
        $448          $764        $1,306       $2,786

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
       1 YEAR        3 YEARS      5 YEARS     10 YEARS
        $248          $764        $1,306       $2,786


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

10 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                        Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                  High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY           Attempts to identify companies with good
                                        fundamentals or a history of consistent
                                        growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                        Investors who want an increase in the
                                        value of their investment without regard
                                        to income, are willing to accept the
                                        increased risks of international
                                        investing for the possibility of higher
                                        returns, and want exposure to a
                                        diversified portfolio of international
                                        stocks
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The periods from December 1995 to January 1996 represent the performance of the Trust Shares of the Fund. Trust Shares have lower expenses than Investor and Flex Shares, which results in higher performance shown below. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE PERIODS FROM JANUARY 1996 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE INVESTOR SHARES OF THE FUND. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1996     21.58%
1997     13.01%
1998     10.69%
1999      9.05%
2000     -3.74%


            BEST QUARTER              WORST QUARTER
               16.74%                    -18.33%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -10.96%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

INVESTOR SHARES          1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity Fund-7.38%       8.98%        13.60%*
--------------------------------------------------------------------------------
MSCI EAFE Index         -14.17%       7.14%         8.64%*
--------------------------------------------------------------------------------
* SINCE 1/31/95

FLEX SHARES              1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity Fund-6.20%       9.06%        13.67%*
--------------------------------------------------------------------------------
MSCI EAFE Index         -14.17%       7.14%         8.64%*
--------------------------------------------------------------------------------
* SINCE 1/31/95

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country.

12 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                 INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                   3.75%            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 None             2.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                              INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                            1.25%           1.25%
Distribution and Service (12b-1) Fees               0.33%           1.00%
Other Expenses                                      0.39%           0.32%
                                                    -----           -----
Total Annual Fund Operating Expenses                1.97%*          2.57%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

         International Equity Fund - Investor Shares         1.83%
         International Equity Fund - Flex Shares             2.53%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $567       $970     $1,398    $2,585
Flex Shares            $460       $799     $1,365    $2,905

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $567       $970     $1,398    $2,585
Flex Shares            $260       $799     $1,365    $2,905


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                                 INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Investment results that correspond
                                            to the performance of the MSCI EAFE-
                                            GDP Weighted Index
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks in the MSCI
                                            EAFE-GDP Weighted Index
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Statistical analysis to track the
                                            Index
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors who want
                                            exposure to foreign markets and are
                                            willing to accept the increased
                                            risks of foreign investing for the
                                            possibility of higher returns
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI EAFE-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the Index using a statistical process. So, the Fund will not hold all stocks included in the Index.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995     10.20%
1996      5.78%
1997      8.44%
1998     29.68%
1999     29.97%
2000    -17.44%


            BEST QUARTER              WORST QUARTER
               21.20%                    -13.09%
             (12/13/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -13.59%.

14 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST-GROSS DOMESTIC PRODUCT (MSCI EAFE-GDP) WEIGHTED INDEX.

INVESTOR SHARES            1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity
Index Fund                -20.51%     8.96%        7.87%*
--------------------------------------------------------------------------------
MSCI EAFE-GDP
Weighted Index
(Price Return)            -16.45%     8.42%        7.60%**
--------------------------------------------------------------------------------
* SINCE 6/6/94
** SINCE 5/31/94

FLEX SHARES                1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity
Index Fund                -19.64%     9.06%        8.96%*
--------------------------------------------------------------------------------
MSCI EAFE-GDP
Weighted Index
(Price Return)            -16.45%     8.42%        8.40%**
--------------------------------------------------------------------------------
* SINCE 6/8/95
** SINCE 5/31/95

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Weighted Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                  3.75%            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                None             2.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                 INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                               0.90%            0.90%
Distribution and Service (12b-1) Fees                  0.38%            1.00%
Other Expenses                                         0.62%            0.56%
                                                       -----            -----
Total Annual Fund Operating Expenses                   1.90%*           2.46%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

            International Equity Index Fund - Investor Shares      1.49%
            International Equity Index Fund - Flex Shares          2.14%

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
                                                 INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $561       $950     $1,363    $2,514
Flex Shares            $449       $767     $1,311    $2,796

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $561       $950     $1,363    $2,514
Flex Shares            $249       $767     $1,311    $2,796

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

16 PROSPECTUS

--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential at an
                                            attractive price
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow and who are
                                            willing to accept more volatility
                                            for the possibility of higher
                                            returns
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have small- to mid-sized market capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index) and that have above average growth potentials at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole.

The small- to-mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995     30.57%
1996     14.93%
1997     20.67%
1998      5.98%
1999     15.69%
2000     -3.42%

            BEST QUARTER              WORST QUARTER
               24.52%                    -20.00%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.01%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P MID CAP 400 INDEX.

INVESTOR SHARES             1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Mid-Cap Equity Fund         -7.07%      9.59%     10.69%*
--------------------------------------------------------------------------------
S&P Mid Cap 400 Index       17.50%     20.41%     17.90%*
--------------------------------------------------------------------------------
* SINCE 1/31/94

FLEX SHARES                 1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Mid-Cap Equity Fund         -5.62%      9.75%     11.34%*
--------------------------------------------------------------------------------
S&P Mid Cap 400 Index       17.50%     20.41%     21.25%**
--------------------------------------------------------------------------------
* SINCE 6/5/95
** SINCE 5/31/95

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
                                                             MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Mid Cap 400 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                               INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                 3.75%            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**               None             2.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                              INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                            1.15%            1.15%
Distribution and Service (12b-1) Fees               0.43%            1.00%
Other Expenses                                      0.28%            0.31%
                                                    -----            -----
Total Annual Fund Operating Expenses                1.86%*           2.46%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                   Mid-Cap Equity Fund - Investor Shares      1.68%
                   Mid-Cap Equity Fund - Flex Shares          2.28%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $557       $938     $1,343    $2,473
Flex Shares            $449       $767     $1,311    $2,796

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $557       $938     $1,343    $2,473
Flex Shares            $249       $767     $1,311    $2,796


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

18 PROSPECTUS

--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap common stocks of
                                            growth companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Identifies small cap companies with
                                            above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow, but do not
                                            need current income
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY
The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1999     20.48%
2000     11.42%

            BEST QUARTER              WORST QUARTER
               20.77%                    -11.36%
              (6/30/99)                 (3/31/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.51%.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                                                     SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P SMALL CAP 600 INDEX.

INVESTOR SHARES                      1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund            7.23%       33.07%*
--------------------------------------------------------------------------------
S&P Small Cap 600 Index               11.80%       18.96%**
--------------------------------------------------------------------------------
* SINCE 10/8/98
** SINCE 9/30/98

FLEX SHARES                          1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund            8.74%       34.27%*
--------------------------------------------------------------------------------
S&P Small Cap 600 Index               11.80%       18.96%**
--------------------------------------------------------------------------------
* SINCE 10/8/98
** SINCE 9/30/98

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600 Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                   3.75%             None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 None              2.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                                1.15%           1.15%
Distribution and Service (12b-1) Fees                   0.50%           1.00%
Other Expenses                                          0.22%           0.24%
                                                        -----           -----
Total Annual Fund Operating Expenses                    1.87%*          2.39%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

           Small Cap Growth Stock Fund - Investor Shares      1.61%
           Small Cap Growth Stock Fund - Flex Shares          2.31%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Flex Shares            $558       $941     $1,348    $2,483
Investor Shares        $442       $745     $1,275    $2,726

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Flex Shares            $558       $941     $1,348    $2,483
Investor Shares        $242       $745     $1,275    $2,726

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

20 PROSPECTUS

--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Capital appreciation
    SECONDARY                               Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued
                                            small-cap stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the
                                            value of their investment to grow,
                                            but want to receive some income from
                                            their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small sized companies (I.E., companies with market capitalizations under $2 billion) that it believes are undervalued in the market.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization common stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The periods from January 1997 to June 1997 represent the performance of Trust Shares of the Fund. The periods from June 1997 to the present represent the performance of the Flex Shares of the Fund. Trust Shares have lower expenses than Flex Shares, which results in higher performance shown below. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995     30.99%
1996     34.25%
1997     31.79%
1998    -14.33%
1999     -3.67%
2000     16.68%

            BEST QUARTER              WORST QUARTER
               19.45%                    -22.14%
              (6/30/99)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 14.26%.

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------
                                                     SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE RUSSELL 2000 VALUE INDEX.

FLEX SHARES             1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Value
Equity Fund             14.68%      11.25%        13.64%*
--------------------------------------------------------------------------------
Russell 2000
Value Index             22.83%      12.60%        13.14%*
--------------------------------------------------------------------------------
* SINCE 8/31/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000 Index with lower growth rates and price-to-book ratios.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                 None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                               2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   FLEX SHARES
Investment Advisory Fees                                               1.15%
Distribution and Service (12b-1) Fees                                  1.00%
Other Expenses                                                         0.51%
                                                                       -----
Total Annual Fund Operating Expenses                                   2.66%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                 Small Cap Value Equity Fund - Flex Shares 2.31%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
       1 YEAR       3 YEARS     5 YEARS       10 YEARS
        $469         $826       $1,410         $2,993

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
       1 YEAR       3 YEARS     5 YEARS       10 YEARS
        $269         $826       $1,410         $2,993



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

22 PROSPECTUS

--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS                            Long-term capital growth with
                                            nominal dividend income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of growth
                                            companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies that
                                            have above-average growth potential
                                            and uses a low portfolio turnover
                                            strategy to reduce capital gains
                                            distributions
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the
                                            value of their investment while
                                            minimizing taxable capital gains
                                            distributions
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund primarily invests in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1998, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Flex Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1996     21.04%
1997     28.76%
1998     31.73%
1999     23.52%
2000    -13.06%


            BEST QUARTER              WORST QUARTER
               27.74%                    -11.44%
             (12/31/98)                (12/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -13.39%.

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
                                                 TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500 INDEX.

FLEX SHARES             1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Tax Sensitive Growth
Stock Fund             -14.80%      17.13%        17.13%*
--------------------------------------------------------------------------------
S&P 500 Index           -9.11%      18.33%        18.33%*
--------------------------------------------------------------------------------
* SINCE 12/31/95

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                 FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                  None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                                2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  FLEX SHARES
Investment Advisory Fees                                              1.15%
Distribution and Service (12b-1) Fees                                 1.00%
Other Expenses                                                        0.19%
                                                                      -----
Total Annual Fund Operating Expenses                                  2.34%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

             Tax Sensitive Growth Stock Fund - Flex Shares 2.31%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
      1 YEAR       3 YEARS        5 YEARS     10 YEARS
       $437         $730          $1,250       $2,676

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
      1 YEAR       3 YEARS        5 YEARS     10 YEARS
       $237         $730          $1,250       $2,676


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

24 PROSPECTUS

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Current income
    SECONDARY                               Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-
                                            paying, undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            current income and capital
                                            appreciation with less volatility
                                            than the average stock fund
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Investor Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE PERIODS FROM FEBRUARY 1993 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE FUND'S INVESTOR SHARES. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1991     39.30%
1992     20.05%
1993     10.86%
1994      2.87%
1995     35.50%
1996     19.06%
1997     26.57%
1998     10.16%
1999     -3.31%
2000     10.38%


            BEST QUARTER              WORST QUARTER
               18.56%                    -12.25%
              (3/31/91)                 (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.61%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

INVESTOR SHARES               1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Value Income
Stock Fund                      6.25%     11.26%     15.99%
--------------------------------------------------------------------------------
S&P 500/BARRA
Value Index                     6.08%     16.81%     16.87%
--------------------------------------------------------------------------------


FLEX SHARES                   1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Value Income
Stock Fund                      7.61%     11.31%     16.08%
--------------------------------------------------------------------------------
S&P 500/BARRA
Value Index                     6.08%     16.81%     16.87%
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                                                         VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                 INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                  3.75%             None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                None              2.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                 INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                              0.80%            0.80%
Distribution and Service (12b-1) Fees                 0.33%            1.00%
Other Expenses                                        0.18%            0.25%
                                                      -----            -----
Total Annual Fund Operating Expenses                  1.31%*           2.05%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                 Value Income Stock Fund - Investor Shares      1.28%
                 Value Income Stock Fund - Flex Shares          2.02%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $503       $775     $1,066    $1,895
Flex Shares            $408       $643     $1,103    $2,379

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $503       $775     $1,066    $1,895
Flex Shares            $208       $643     $1,103    $2,379


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

26 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER ICON OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK

ALL FUNDS

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

BALANCED FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

    CREDIT RISK

    BALANCED FUND

    The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK

INTERNATIONAL EQUITY INDEX FUND

Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------
                                         MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

[MOUNTAIN ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFYING ICON OMITTED] INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

    BALANCED FUND                                     0.91%
    CAPITAL APPRECIATION FUND                         1.12%
    GROWTH AND INCOME FUND                            0.90%
    INFORMATION AND TECHNOLOGY FUND                   1.09%
    INTERNATIONAL EQUITY FUND                         1.25%
    INTERNATIONAL EQUITY INDEX FUND                   0.81%
    MID-CAP EQUITY FUND                               1.11%
    SMALL CAP GROWTH STOCK FUND                       1.14%
    SMALL CAP VALUE EQUITY FUND                       1.15%
    TAX SENSITIVE GROWTH STOCK FUND                   1.14%
    VALUE INCOME STOCK FUND                           0.80%

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each STI Classic Fund.


PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Robert J. Rhodes, CFA, Mr. Earl L. Denney, CFA, and Mr. Dave E. West, CFA. Mr. Rhodes manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed-income portion of the Fund. Mr. Rhodes has also managed the Capital Appreciation Fund since June 2000. Mr. Rhodes is an Executive Vice President and head of the Equity funds group at Trusco. Mr. Rhodes has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience. Mr. West has served as a Managing Director of STI and has worked there since 1985. In January 2000 he was named Managing Director of SunTrust Bank, and is now a Managing Director of Trusco. Mr. West has more than 15 years of investment experience. In January 2000, Mr. Denney was named Managing

28 PROSPECTUS

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PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Director of SunTrust Bank and is now a Managing Director of Trusco. Mr. Denney has more than 22 years of investment experience.

The Information and Technology Fund has been team managed since June 1, 2001, with Mr. Alan S. Kelley serving as the Lead Portfolio Manager. He has served as Vice President of Trusco and has managed the Fund since it began operating in September 1999. Prior to joining Trusco, Mr. Kelley served as a Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 7 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in September 1992. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999, and Managing Director in July 2000.
Mr. Markunas has more than 18 years of investment experience.

The International Equity Index Fund is managed by Mr. Chad Deakins, CFA, and co-managed by Mr. Robert J. Rhodes, CFA. Mr. Deakins served as a Vice President of Trusco and has worked there since 1996. He has co-managed the International Equity Index Fund since February 1999. Mr. Deakins has also managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 7 years of investment experience. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. He has been employed by Trusco since 1973, and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has co-managed the International Equity Index Fund since it began operating in June 1994. Mr. Rhodes has more than 28 years of investment experience.

Mr. John Hamlin has served as a Vice President of Trusco since July 2000, after serving as a Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more 12 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 14 years of investment experience.

Mr. Brett Barner, CFA, has served as a Vice President of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Small Cap Value Equity Fund since it began operating in January 1997. He has more than 17 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, has served as a Portfolio Manager of Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. Prior to joining Trusco, Mr. Mote served as a Portfolio Manager with SunTrust Banks. He has more than 16 years of investment experience.

The Value Income Stock Fund is managed by Mr. Mills Riddick, CFA. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. Mr. Riddick has more than 19 years of investment experience.

[HANDSHAKE ICON OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Investor Shares and Flex Shares of the Funds.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

                                                                   PROSPECTUS 29

--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

o Mail
o Telephone (1-800-874-4770)
o Wire
o Automated Clearing House (ACH)

You may also buy shares through Investment Representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Funds shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS                             DOLLAR AMOUNT
--------------------------------------------------------------------------------
Investor Shares                      $2,000
--------------------------------------------------------------------------------
Flex Shares              $5,000 ($2,000 for IRA accounts)
--------------------------------------------------------------------------------

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.


FUNDLINK


FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your

30 PROSPECTUS

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PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.


SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investment from $50 to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

[DOLLAR ICON OMITTED] SALES CHARGES

FRONT-END SALES CHARGES -- INVESTOR SHARES

The offering price of Investor Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                         YOUR SALES CHARGE   YOUR SALES CHARGE
                        AS A PERCENTAGE OF  AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:    OFFERING PRICE*  YOUR NET INVESTMENT
--------------------------------------------------------------------------------
LESS THAN $100,000          3.75%               3.90%
--------------------------------------------------------------------------------
$100,000 BUT LESS
    THAN $250,000           3.25%               3.36%
--------------------------------------------------------------------------------
$250,000 BUT LESS
    THAN $1,000,000         2.50%               2.56%
--------------------------------------------------------------------------------
$1,000,000 AND OVER         NONE                NONE
--------------------------------------------------------------------------------
*THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO
 BROKER-DEALERS.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of Investor Shares of a single Fund (Reduced Sales Changes - Investor Shares" does not apply). However, if you redeem these Investor Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.


WAIVER OF FRONT-END SALES CHARGE -- INVESTOR SHARES

The front-end sales charge will be waived on Investor Shares purchased:

o   through reinvestment of dividends and distributions;

o   through a SunTrust Securities, Inc. asset allocation account;

o by persons repurchasing shares they redeemed within the last 60 days (see "Repurchase of Investor Shares");

o by employees, and members of their immediate family, of SunTrust and its affiliates;

o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with SunTrust;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF INVESTOR SHARES

You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Investor Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 60 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

                                                                   PROSPECTUS 31

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                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
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REDUCED SALES CHARGES -- INVESTOR SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. The Funds will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Funds will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Investor Shares sold subject to a sales charge. As a result, shares of the Investor Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21).
This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES (CDSC) -- FLEX SHARES

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The CDSC will be waived if you sell your Flex Shares for the following reasons:

o   to make certain withdrawals from a retirement plan (not including IRAs);

o   because of death or disability;

o for certain payments under the Systematic Withdrawal Plan (which is discussed later); or

o for exchanges from Trust or Investor Shares to Flex Shares where the total accumulated period from the original date of purchase is at least one year.

32 PROSPECTUS

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PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

OFFERING PRICE OF FUND SHARES

The offering price of Investor Shares is the NAV next calculated after the transfer agent receives your request, plus any applicable front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.


HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Flex Shares, any applicable deferred sales charge.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

CLASS                             DOLLAR AMOUNT
--------------------------------------------------------------------------------
Investor Shares                      $2,000
--------------------------------------------------------------------------------
Flex Shares             $5,000 ($2,000 for IRA accounts)
--------------------------------------------------------------------------------

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

                                                                   PROSPECTUS 33

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                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Currently, you may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange requests.

INVESTOR SHARES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. For purposes of computing the CDSC applicable to Flex Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund. Again, the CDSC will be computed as of the original date of purchase.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

FOR INVESTOR SHARES
--------------------------------------------------------------------------------
BALANCED FUND                                         0.28%
CAPITAL APPRECIATION FUND                             0.68%
GROWTH AND INCOME FUND                                0.25%
INTERNATIONAL EQUITY FUND                             0.33%
INTERNATIONAL EQUITY INDEX FUND                       0.38%
MID-CAP EQUITY FUND                                   0.43%
SMALL CAP GROWTH STOCK FUND                           0.50%
VALUE INCOME STOCK FUND                               0.33%

For Flex Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

34 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY
--------------------------------------------------------------------------------
BALANCED FUND
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INFORMATION AND TECHNOLOGY FUND
MID-CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                   PROSPECTUS 35

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor Shares and Flex Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund, except the Growth and Income Fund for the periods ended prior to May 31, 1999, has been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The reports of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended May 31,

For a Share Outstanding Throughout the Periods

                                        NET
                   NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
                  ASSET      NET     UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
                  VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
                BEGINNING  INCOME    (LOSSES) ON  INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
                OF PERIOD  (LOSS)   INVESTMENTS     INCOME         GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
                --------- --------- ------------ ------------- ------------ ---------  --------- --------  ------------
-------------
BALANCED FUND
-------------
  Investor Shares
    2001 ......   $13.43   $ 0.27     $ 0.11        $(0.27)      $(0.30)      $13.24     2.91%    $ 7,834      1.32%
    2000 ......    13.32     0.29       0.31         (0.25)       (0.24)       13.43     4.66       9,627      1.27
    1999 ......    13.14     0.24       1.10         (0.24)       (0.92)       13.32    10.70      14,962      1.27
    1998 ......    11.99     0.28       2.19         (0.29)       (1.03)       13.14    21.72       8,313      1.26
    1997 ......    11.60     0.29       1.48         (0.29)       (1.09)       11.99    16.27       6,012      1.25
  Flex Shares
    2001 ......   $13.27   $ 0.16     $ 0.11        $(0.17)      $(0.30)      $13.07     2.11%   $ 67,824      2.07%
    2000 ......    13.17     0.17       0.33         (0.16)       (0.24)       13.27     3.88      64,322      2.03
    1999 ......    13.02     0.16       1.07         (0.16)       (0.92)       13.17     9.84      73,526      2.03
    1998 ......    11.90     0.20       2.16         (0.21)       (1.03)       13.02    20.85      27,625      2.02
    1997 ......    11.53     0.22       1.45         (0.21)       (1.09)       11.90    15.40       6,067      2.01

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  Investor Shares
    2001 ......   $16.91   $(0.14)    $(0.38)       $   --       $(2.80)      $13.59    (4.38)%  $202,548      1.86%
    2000 ......    16.53    (0.11)      1.41            --        (0.92)       16.91     8.29     251,421      1.82
    1999 ......    16.43    (0.05)      2.70            --        (2.55)       16.53    17.20     311,120      1.82
    1998 ......    15.06    (0.01)      3.95            --        (2.57)       16.43    28.71     271,044      1.81
    1997 ......    14.89     0.03       3.10         (0.02)       (2.94)       15.06    23.74     218,660      1.80
  Flex Shares
    2001 ......   $16.45   $(0.16)    $(0.40)       $   --       $(2.80)      $13.09    (4.79)%  $112,497      2.33%
    2000 ......    16.18    (0.24)      1.43            --        (0.92)       16.45     7.77     128,159      2.29
    1999 ......    16.22    (0.09)      2.60            --        (2.55)       16.18    16.50     162,100      2.29
    1998 ......    14.96    (0.04)      3.87            --        (2.57)       16.22    28.12     106,670      2.26
    1997 ......    14.84    (0.01)      3.07            --        (2.94)       14.96    23.24      36,753      2.27


                                               RATIO OF NET
                                RATIO OF        INVESTMENT
                                EXPENSES       INCOME (LOSS)
                 RATIO OF NET   TO AVERAGE      TO AVERAGE
                  INVESTMENT    NET ASSETS      NET ASSETS
                 INCOME (LOSS)  (EXCLUDING       (EXCLUDING    PORTFOLIO
                  TO AVERAGE   WAIVERS AND      WAIVERS AND     TURNOVER
                  NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)     RATE
                 ------------ --------------- --------------- ----------
-------------
BALANCED FUND
-------------
  Investor Shares
    2001 ......      1.93%         1.54%             1.71%         99%
    2000 ......      2.07          1.51              1.83         182
    1999 ......      1.89          1.43              1.73         179
    1998 ......      2.21          1.59              1.88         154
    1997 ......      2.58          1.64              2.19         197


  Flex Shares
    2001 ......      1.18%         2.15%             1.10%         99%
    2000 ......      1.33          2.18              1.18         182
    1999 ......      1.13          2.15              1.01         179
    1998 ......      1.41          2.23              1.20         154
    1997 ......      1.84          2.45              1.40         197

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  Investor Shares
    2001 ......     (0.94)%        1.98%            (1.06)%        75%
    2000 ......     (0.55)         1.98             (0.71)        129
    1999 ......     (0.30)         1.96             (0.44)        147
    1998 ......     (0.03)         2.01             (0.23)        194
    1997 ......      0.19          2.02             (0.03)        141
  Flex Shares
    2001 ......     (1.41)%        2.39%            (1.47)%        75%
    2000 ......     (1.03)         2.39             (1.13)        129
    1999 ......     (0.86)         2.38             (0.95)        147
    1998 ......     (0.46)         2.37             (0.57)        194
    1997 ......     (0.29)         2.43             (0.45)        141



(+) Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.

36 PROSPECTUS


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Periods Ended May 31, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

                                        NET
                   NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
                  ASSET      NET     UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
                  VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
                BEGINNING  INCOME    (LOSSES) ON  INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
                OF PERIOD  (LOSS)   INVESTMENTS     INCOME         GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
                --------- --------- ------------ ------------- ------------ ---------  --------- --------  ------------
--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  Investor Shares
    2001 ......   $15.65  $ 0.04      $(0.04)      $(0.05)        $(0.43)      $15.17    (0.07)%  $40,174       1.18%
    2000 ......    16.21    0.09        0.55        (0.08)         (1.12)       15.65     3.92     42,666       1.18
    1999(1) ...    15.21    0.04        1.99        (0.03)         (1.00)       16.21    14.31     36,958       1.08
  For the years ended November 30:
    1998 ......    16.64    0.10        1.66        (0.10)         (3.09)       15.21    13.69     34,434       1.03
    1997 ......    13.47    0.13        3.25        (0.14)         (0.07)       16.64    25.42     28,112       1.03
    1996 ......    11.66    0.17        2.39        (0.16)         (0.59)       13.47    22.63     17,997       1.03
  Flex Shares
    2001 ......   $15.49  $(0.05)     $(0.05)      $   --         $(0.43)      $14.96    (0.77)%  $78,376       1.93%
    2000 ......    16.10      --        0.51           --          (1.12)       15.49     3.11     62,462       1.93
    1999(1) ...    15.14   (0.01)       1.97           --          (1.00)       16.10    13.85     35,163       1.83
  For the years ended November 30:
    1998 ......    16.59   (0.01)       1.64           --          (3.08)       15.14    12.78     25,656       1.78
    1997 ......    13.44    0.04        3.23        (0.05)         (0.07)       16.59    24.63     13,269       1.73
    1996 ......    11.64    0.09        2.38        (0.08)         (0.59)       13.44    21.81      5,131       1.68

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  Flex Shares
    2001 ......   $15.81  $(0.22)     $(2.44)      $   --         $   --       $13.15   (16.82)%  $22,104       2.25%
    2000(2) ...    18.20   (0.07)      (2.32)          --             --        15.81   (13.13)    20,201       2.25

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  Investor Shares
    2001 ......   $12.47  $(0.02)     $(1.23)      $   --         $(1.11)      $10.11   (11.13)%   $7,517       1.79%
    2000 ......    12.89   (0.11)       1.37        (0.02)         (1.66)       12.47    10.15     10,462       1.83
    1999 ......    14.92   (0.09)      (1.10)          --          (0.84)       12.89    (7.82)    14,145       1.83
    1998 ......    13.58    0.02        2.64           --          (1.32)       14.92    21.39     17,383       1.82
    1997 ......    11.38   (0.01)       2.56           --          (0.35)       13.58    22.85     10,674       1.81
  Flex Shares
    2001 ......   $12.06  $(0.16)     $(1.11)      $   --         $(1.11)       $9.68   (11.71)%   $7,765       2.48%
    2000 ......    12.58   (0.32)       1.46           --          (1.66)       12.06     9.38     10,891       2.53
    1999 ......    14.68   (0.29)      (0.97)          --          (0.84)       12.58    (8.48)    17,103       2.53
    1998 ......    13.47    0.07        2.46           --          (1.32)       14.68    20.54     21,164       2.52
    1997 ......    11.37   (0.04)       2.49           --          (0.35)       13.47    21.98      8,375       2.51

-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  Investor Shares
    2001 ......   $13.80  $(0.01)     $(2.65)      $   --         $(0.09)      $11.05   (19.31)%  $ 3,451       1.46%
    2000 ......    11.70   (0.11)       2.32           --          (0.11)       13.80    18.86      4,563       1.47
    1999 ......    13.20   (0.11)       0.98        (0.18)         (2.19)       11.70     7.33      4,909       1.47
    1998 ......    11.26    0.16        2.53        (0.07)         (0.68)       13.20    25.25      7,141       1.46
    1997 ......    10.88    0.03        0.72        (0.07)         (0.30)       11.26     7.12      5,592       1.45
  Flex Shares
    2001 ......   $13.74  $(0.06)     $(2.66)      $   --         $(0.09)      $10.93   (19.84)%  $ 4,731       2.10%
    2000 ......    11.73    0.08        2.04           --          (0.11)       13.74    18.04      5,853       2.12
    1999 ......    13.17   (0.15)       0.94        (0.04)         (2.19)       11.73     6.68      1,465       2.12
    1998 ......    11.24    0.17        2.44           --          (0.68)       13.17    24.50      1,469       2.11
    1997 ......    10.87   (0.05)       0.72           --          (0.30)       11.24     6.41        900       2.10


                                                RATIO OF NET
                                 RATIO OF        INVESTMENT
                                 EXPENSES       INCOME (LOSS)
                  RATIO OF NET   TO AVERAGE      TO AVERAGE
                   INVESTMENT    NET ASSETS      NET ASSETS
                  INCOME (LOSS)  (EXCLUDING       (EXCLUDING    PORTFOLIO
                   TO AVERAGE   WAIVERS AND      WAIVERS AND     TURNOVER
                   NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)     RATE
                  ------------ --------------- --------------- ----------
--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  Investor Shares
    2001 ......       0.30%     1.35%               0.13%         73%
    2000 ......       0.58      1.31                0.45          53
    1999(1) ...       0.54      1.17                0.45          31
  For the years ended November 30:
    1998 ......       0.63      1.18                0.48          71
    1997 ......       0.89      1.18                0.74         100
    1996 ......       1.35      1.18                1.20          82
  Flex Shares
    2001 ......      (0.45)%    2.14%              (0.66)%        73%
    2000 ......      (0.14)     2.18               (0.39)         53
    1999(1) ...      (0.21)     1.97               (0.35)         31
  For the years ended November 30:
    1998 ......      (0.13)     2.03               (0.38)         71
    1997 ......       0.15      2.09               (0.20)        100
    1996 ......       0.71      2.03                0.36          82

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  Flex Shares
    2001 ......      (1.50)%    2.45%              (1.70)%       750%
    2000(2) ...      (1.65)     2.40               (1.80)        250

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  Investor Shares
    2001 ......       0.18%     1.97%                 --%         68%
    2000 ......       0.33      1.95                0.21         179
    1999 ......       0.30      1.93                0.20         161
    1998 ......       0.24      1.91                0.15         108
    1997 ......       0.18      2.05               (0.06)        139
  Flex Shares
    2001 ......      (0.51)%    2.57%              (0.60)%        68%
    2000 ......      (0.38)     2.74               (0.59)        179
    1999 ......      (0.40)     2.82               (0.69)        161
    1998 ......      (0.46)     2.58               (0.52)        108
    1997 ......      (0.27)     3.03               (0.79)        139

-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  Investor Shares
    2001 ......       0.05%     1.83%              (0.32)%        13%
    2000 ......       0.07      1.79               (0.25)          9
    1999 ......       0.25      1.71                0.01          32
    1998 ......       0.50      1.84                0.12           1
    1997 ......       0.28      1.88               (0.15)          2
  Flex Shares
    2001 ......      (0.61)%    2.15%              (0.66)%        13%
    2000 ......      (0.36)     2.61               (0.85)          9
    1999 ......      (0.30)     2.92               (1.10)         32
    1998 ......      (0.03)     3.52               (1.44)          1
    1997 ......      (0.39)     3.69               (1.98)          2


(+) Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on January 24, 2000. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or rounded to $0.

                                                                   PROSPECTUS 37



--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Periods Ended May 31

For a Share Outstanding Throughout the Periods

                                        NET
                   NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
                  ASSET      NET     UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
                  VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
                BEGINNING  INCOME    (LOSSES) ON  INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
                OF PERIOD  (LOSS)   INVESTMENTS     INCOME         GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
                --------- --------- ------------ ------------- ------------ ---------  --------- --------  ------------
-------------------
MID-CAP EQUITY FUND
-------------------
  Investor Shares
    2001 .......  $13.82   $(0.05)    $(0.62)      $   --        $(2.51)    $10.64      (7.34)%  $ 12,316      1.66%
    2000 .......   12.50    (0.19)      2.37           --         (0.86)     13.82      18.55      14,513      1.62
    1999 .......   13.67    (0.06)      0.08           --         (1.19)     12.50       1.17      19,230      1.62
    1998 .......   13.17    (0.03)      2.49           --         (1.96)     13.67      20.56      24,930      1.61
    1997 .......   12.74    (0.03)      1.69        (0.01)        (1.22)     13.17      13.76      20,245      1.60
  Flex Shares
    2001 .......  $13.35   $(0.07)    $(0.63)      $   --        $(2.51)    $10.14      (7.88)%  $ 12,910      2.26%
    2000 .......   12.17    (0.22)      2.26           --         (0.86)     13.35      17.87      14,588      2.22
    1999 .......   13.42    (0.14)      0.08           --         (1.19)     12.17       0.56      15,804      2.22
    1998 .......   13.04    (0.04)      2.38           --         (1.96)     13.42      19.80      19,042      2.21
    1997 .......   12.69    (0.07)      1.64           --         (1.22)     13.04      13.06      10,120      2.20

---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  Investor Shares
    2001 .......  $18.27   $(0.59)    $ 2.04       $   --        $(1.46)    $18.26       7.89%   $ 28,933      1.60%
    2000(1) ....   16.46    (0.07)      1.88           --            --      18.27      11.00      39,865      1.55
  Flex Shares
    2001 .......  $18.00   $(0.25)    $ 1.56       $   --        $(1.46)    $17.85       7.19%   $ 26,941      2.29%
    2000 .......   14.46    (0.04)      3.77           --         (0.19)     18.00      25.95      23,228      2.25
    1999(2) ....   10.00    (0.19)      4.67           --         (0.02)     14.46      44.78       6,158      2.25

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  Flex Shares
    2001 .......  $ 9.10    $0.07      $3.04       $(0.06)       $   --     $12.15      34.30%   $ 11,167      2.30%
    2000 .......    9.65       --      (0.54)       (0.01)           --       9.10      (5.65)      8,596      2.27
    1999 .......   12.80     0.01      (2.53)       (0.02)        (0.61)      9.65     (19.52)     19,465      2.27
    1998(3) ....   11.28     0.03       2.17        (0.06)        (0.62)     12.80      22.29      40,613      2.06

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  Flex Shares
    2001 .......  $32.65   $(0.36)    $(6.19)       $ --         $   --     $26.10     (20.06)%  $233,496      2.30%
    2000 .......   29.85    (0.16)      2.96          --             --      32.65       9.38     290,595      2.25
    1999(4) ....   25.52    (0.04)      4.37          --             --      29.85      16.97      75,875      2.25

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  Investor Shares
    2001 .......  $10.35   $ 0.14      $1.25       $(0.16)      $    --     $11.58      13.63%   $ 85,584      1.28%
    2000 .......   12.81     0.19      (1.48)       (0.18)        (0.99)     10.35     (10.83)    104,178      1.28
    1999 .......   13.87     0.19       1.02        (0.20)        (2.07)     12.81      10.71     194,312      1.28
    1998 .......   13.68     0.20       2.62        (0.21)        (2.42)     13.87      22.71     210,591      1.27
    1997 .......   13.13     0.25       2.32        (0.26)        (1.76)     13.68      21.69     165,999      1.30
  Flex Shares
    2001 .......  $10.24   $ 0.04      $1.26       $(0.08)      $    --     $11.46      12.85%   $ 65,895      2.01%
    2000 .......   12.68     0.08      (1.44)       (0.09)        (0.99)     10.24     (11.50)     84,563      2.02
    1999 .......   13.75     0.10       1.01        (0.11)        (2.07)     12.68       9.91     167,000      2.02
    1998 .......   13.61     0.12       2.57        (0.13)        (2.42)     13.75      21.76     180,530      2.01
    1997 .......   13.08     0.18       2.29        (0.18)        (1.76)     13.61      20.91      73,466      2.00

                                              RATIO OF NET
                               RATIO OF        INVESTMENT
                               EXPENSES       INCOME (LOSS)
                RATIO OF NET   TO AVERAGE      TO AVERAGE
                 INVESTMENT    NET ASSETS      NET ASSETS
                INCOME (LOSS)  (EXCLUDING       (EXCLUDING    PORTFOLIO
                 TO AVERAGE   WAIVERS AND      WAIVERS AND     TURNOVER
                 NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)     RATE
                ------------ --------------- --------------- ----------
-------------------
MID-CAP EQUITY FUND
-------------------
  Investor Shares
    2001 .......  (0.69)%        1.86%          (0.89)%         100%
    2000 .......  (0.43)         1.81           (0.62)          131
    1999 .......  (0.90)         1.76           (1.04)           76
    1998 .......  (0.75)         1.84           (0.98)          129
    1997 .......  (0.21)         1.85           (0.46)          152
  Flex Shares
    2001 .......  (1.29)%        2.46%          (1.49)%         100%
    2000 .......  (1.05)         2.44           (1.27)          131
    1999 .......  (1.52)         2.48           (1.78)           76
    1998 .......  (1.37)         2.47           (1.63)          129
    1997 .......  (0.85)         2.58           (1.23)          152

---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  Investor Shares
    2001 .......  (1.33)%        1.87%          (1.60)%         112%
    2000(1) ....  (1.26)         1.79           (1.50)          110
  Flex Shares
    2001 .......  (2.01)%        2.39%          (2.11)%         112%
    2000 .......  (1.92)         2.42           (2.09)          110
    1999(2) ....  (1.50)         3.19           (2.44)           75

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  Flex Shares
    2001 .......   0.63%         2.66%           0.27%           86%
    2000 .......   0.21          2.56           (0.08)           65
    1999 .......   0.21          2.55           (0.07)           63
    1998(3) ....   0.01          2.35           (0.28)           55

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  Flex Shares
    2001 .......  (1.15)%        2.34%          (1.19)%         103%
    2000 .......  (0.91)         2.35           (1.01)           30
    1999(4) ....  (0.80)         2.48           (1.03)           18

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  Investor Shares
    2001 .......   1.31%         1.31%           1.28%           77%
    2000 .......   1.64          1.28            1.64            62
    1999 .......   1.55          1.28            1.55            69
    1998 .......   1.47          1.27            1.47            99
    1997 .......   2.01          1.31            2.00           105
  Flex Shares
    2001 .......   0.59%         2.05%           0.55%           77%
    2000 .......   0.91          2.03            0.90            62
    1999 .......   0.81          2.03            0.80            69
    1998 .......   0.78          2.01            0.78            99
    1997 .......   1.33          2.03            1.30           105

(+) Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on December 12, 1999. All ratios for the period have been annualized.
(2) Commenced operations on October 8, 1998. All ratios for the period have been annualized.
(3) Commenced operations on June 5, 1997. All ratios for the period have been annualized.
(4) Commenced operations on December 15, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or rounded to $0.

38 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456



FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.



STI-PS-007-0200

[STI SUNDIAL IMAGE OMITTED]

100486/10-01

STI CLASSIC FUNDS-BOND AND MONEY
MARKET FUNDS-TRUST SHARES

PROSPECTUS

   OCTOBER 1, 2001

   BOND FUNDS
   FLORIDA TAX-EXEMPT BOND FUND
   GEORGIA TAX-EXEMPT BOND FUND
   HIGH INCOME FUND
   INVESTMENT GRADE BOND FUND
   INVESTMENT GRADE TAX-EXEMPT BOND FUND
   LIMITED-TERM FEDERAL MORTGAGE
     SECURITIES FUND
   MARYLAND MUNICIPAL BOND FUND
   SHORT-TERM BOND FUND
   SHORT-TERM U.S. TREASURY
     SECURITIES FUND
   U.S. GOVERNMENT SECURITIES FUND
   VIRGINIA INTERMEDIATE MUNICIPAL
     BOND FUND
   VIRGINIA MUNICIPAL BOND FUND

   MONEY MARKET FUNDS
   PRIME QUALITY MONEY MARKET FUND
   TAX-EXEMPT MONEY MARKET FUND
   U.S. GOVERNMENT SECURITIES
     MONEY MARKET FUND
   U.S.TREASURY MONEY MARKET FUND
   VIRGINIA TAX-FREE MONEY MARKET FUND

   INVESTMENT ADVISER
   TO THE FUNDS:
   TRUSCO CAPITAL MANAGEMENT, INC.
   (the "Adviser")

[STI CLASSIC FUNDS LOGO OMITTED]

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

-------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
-------------------------------------------------------------------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Bond and Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

2  FLORIDA TAX-EXEMPT BOND FUND

4  GEORGIA TAX-EXEMPT BOND FUND

6  HIGH INCOME FUND

8  INVESTMENT GRADE BOND FUND

10 INVESTMENT GRADE TAX-EXEMPT BOND FUND

12 LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

14 MARYLAND MUNICIPAL BOND FUND

16 SHORT-TERM BOND FUND

18 SHORT-TERM U.S. TREASURY SECURITIES FUND

20 U.S. GOVERNMENT SECURITIES FUND

22 VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

24 VIRGINIA MUNICIPAL BOND FUND

26 PRIME QUALITY MONEY MARKET FUND

28 TAX-EXEMPT MONEY MARKET FUND

30 U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

32 U.S. TREASURY MONEY MARKET FUND

34 VIRGINIA TAX-FREE MONEY MARKET FUND

36 MORE INFORMATION ABOUT RISK

37 MORE INFORMATION ABOUT FUND INVESTMENTS

37 INVESTMENT ADVISER

38 PORTFOLIO MANAGERS

39 PURCHASING AND SELLING FUND SHARES

41 DIVIDENDS AND DISTRIBUTIONS

42 TAXES

43 FINANCIAL HIGHLIGHTS

46 HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED]        FUND SUMMARY

[TELESCOPE ICON OMITTED]        INVESTMENT STRATEGY

[LIFE PRESERVER ICON OMITTED]   WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED]         PERFORMANCE INFORMATION

[GRAPH ICON OMITTED]            WHAT IS AN INDEX?

[COINS ICON OMITTED]            FUND FEES AND EXPENSES

[MOUNTAIN ICON OMITTED]         MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFING ICON OMITTED]        INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED]        PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    Current income exempt from federal income
                                   taxes for Florida residents with shares
                                   themselves expected to be exempt from the
                                   Florida intangible personal property tax
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Florida municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to invest more Fund assets in
                                   undervalued sectors and less in overvalued
                                   ones
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Florida residents who want income exempt from
                                   federal income taxes
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Florida Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1995    15.85%
1996     3.94%
1997     7.82%
1998     6.24%
1999    -2.31%
2000    11.64%

            BEST QUARTER              WORST QUARTER
                6.18%                    -2.30%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.37%.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                    FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS AVERAGE.

TRUST SHARES                 1 YEAR   5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Florida Tax-Exempt
Bond Fund                    11.64%    5.36%       5.87%*
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index         10.75%    5.92%       5.72%**
--------------------------------------------------------------------------------
Lipper Florida Municipal
Debt Funds Average           10.55%    4.59%       4.58%**
--------------------------------------------------------------------------------
* SINCE 1/25/94
** SINCE 1/31/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Average is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.11%
                                                                    -----
Total Annual Fund Operating Expenses                                0.76%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               Florida Tax-Exempt Bond Fund -- Trust Shares 0.71%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS        5 YEARS        10 YEARS
         $78           $243           $422            $942

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

--------------------------------------------------------------------------------
GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    Current income exempt from federal and state
                                   income taxes for Georgia residents without
                                   undue risk
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Georgia municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to invest more Fund assets in
                                   undervalued sectors and less in overvalued
                                   ones
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Georgia residents who want income exempt from
                                   federal and state income taxes
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. Territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic and government policies within Georgia.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1995    13.51%
1996     3.53%
1997     8.17%
1998     5.79%
1999    -2.26%
2000     9.43%

            BEST QUARTER              WORST QUARTER
                5.02%                    -2.30%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.58%.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                    GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER GEORGIA MUNICIPAL DEBT FUNDS AVERAGE.

TRUST SHARES                 1 YEAR   5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Georgia Tax-Exempt
Bond Fund                     9.43%    4.85%       4.59%*
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index         10.75%    5.92%       5.72%**
--------------------------------------------------------------------------------
Lipper Georgia Municipal
Debt Funds Average           11.30%    4.78%       4.53%**
--------------------------------------------------------------------------------
* SINCE 1/18/94
** SINCE 1/31/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Average is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.12%
                                                                    -----
Total Annual Fund Operating Expenses                                0.77%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               Georgia Tax-Exempt Bond Fund -- Trust Shares 0.72%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS        5 YEARS        10 YEARS
         $79           $246           $428            $954

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

6 PROSPECTUS
--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL
     PRIMARY                       High current income
     SECONDARY                     Total return
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   High yield corporate, government, and other
                                   debt instruments of U.S. and non U.S. issuers
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify lower-rated securities
                                   offering high current income of issuers
                                   generating adequate cash flow to meet their
                                   obligations
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Investors who seek high current income and
                                   who are willing to accept greater share price
                                   volatility through investment in high yield,
                                   below investment grade debt instruments
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower rated income producing securities of U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (I.E., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                                HIGH INCOME FUND
--------------------------------------------------------------------------------

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, the Fund's predecessor.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. SINCE FLEX SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, RETURNS FOR TRUST SHARES WILL BE SUBSTANTIALLY SIMILAR TO THOSE
OF THE FLEX SHARES, SHOWN HERE, AND DIFFER ONLY TO THE EXTENT THAT TRUST SHARE EXPENSES ARE LOWER AND THEREFORE, PERFORMANCE WOULD BE HIGHER THAN THAT OF FLEX SHARES.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1995    14.91%
1996     5.84%
1997     5.05%
1998     4.43%
1999     1.28%
2000    -9.46%

            BEST QUARTER              WORST QUARTER
                6.79%                    -9.92%
             ( 3/31/95)                 (3/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.15%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX.

FLEX SHARES               1 YEAR     5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
High Income Fund          -11.15%     -1.26%       2.86%*
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Corporate High Yield
Bond Index                 -5.86%      4.28%       6.20%**
--------------------------------------------------------------------------------
* SINCE 5/4/94
** SINCE 4/30/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
 WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.80%
Other Expenses                                                      0.15%
                                                                    -----
Total Annual Fund Operating Expenses                                0.95%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES SHOULD BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

                      High Income Fund -- Trust Shares 0.80%
--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR        3 YEARS        5 YEARS         10 YEARS
      $97          $303           $525            $1,166

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE  ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High total return through current income and
                                   capital appreciation, while preserving the
                                   principal amount invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Investment grade U.S. government and
                                   corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify relatively inexpensive
                                   securities in a selected market index
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Investors who want to receive income from
                                   their investment, as well as an increase in
                                   the value of the investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman U.S. Brothers Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1993    10.84%
1994    -3.32%
1995    17.80%
1996     2.34%
1997     9.08%
1998     9.19%
1999    -1.53%
2000     6.57%

            BEST QUARTER              WORST QUARTER
                6.11%                    -2.67%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 5.36%.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                      INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE.

TRUST SHARES                1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Investment Grade
Bond Fund                    6.57%      5.05%     6.13%*
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit
Index                       11.84%      6.23%     7.01%**
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Bond Index        11.63%      6.46%     7.01%**
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade
Debt Funds Average           9.78%      5.47%     6.36%**
--------------------------------------------------------------------------------
* SINCE 7/16/92
** SINCE 7/31/92

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index that combines the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Government/Credit Index consists of U.S. government obligations and corporate debt securities. The Lehman Brothers Mortgage-Backed Securities Index consists of mortgage-backed securities rated AAA. The Lehman Brothers U.S. Aggregate Bond Index includes fixed income securities rated investment grade (BBB) or higher, with maturities of at least one year. The securities in the Index have outstanding par values of at least $100 million for U.S. government obligations and $25 million for the others. The Lipper Intermediate Investment Grade Debt Funds Average is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term investment grade bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.74%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.84%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                Investment Grade Bond Fund -- Trust Shares 0.82%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR       3 YEARS         5 YEARS        10 YEARS
          $86         $268            $466           $1,037

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

10 PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High total return through (i) current income
                                   that is exempt from federal income taxes and
                                   (ii) capital appreciation, while preserving
                                   the principal amount invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Investment grade municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to invest more Fund assets in
                                   undervalued sectors and less in overvalued
                                   ones
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Investors who want to receive tax-free
                                   current income and an increase in the value
                                   of their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1994     -0.32%
1995     14.97%
1996      5.52%
1997      7.79%
1998      7.06%
1999     -0.26%
2000     10.87%

            BEST QUARTER              WORST QUARTER
                6.07%                    -3.14%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.71%.

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE.

TRUST SHARES                1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Investment Grade
Tax-Exempt Bond Fund        10.87%      6.13%     6.28%*
--------------------------------------------------------------------------------
Lehman Brothers
5-Year Municipal
Bond Index                   7.70%      4.95%     4.94%**
--------------------------------------------------------------------------------
Lipper Intermediate
Municipal Debt Funds
Average                      8.55%      4.66%     4.83%**
--------------------------------------------------------------------------------
* SINCE 10/21/93
** SINCE 10/31/93

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Average is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.74%
Other Expenses                                                      0.11%
                                                                    -----
Total Annual Fund Operating Expenses                                0.85%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

           Investment Grade Tax-Exempt Bond Fund -- Trust Shares 0.82%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR       3 YEARS         5 YEARS        10 YEARS
          $87         $271            $471           $1,049

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

12 PROSPECTUS

--------------------------------------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Mortgage-backed securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify securities that are less
                                   prone to prepayment risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors who want to receive
                                   income from their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1995    12.14%
1996     4.53%
1997     6.74%
1998     6.90%
1999     1.25%
2000     8.60%

            BEST QUARTER              WORST QUARTER
                4.05%                    -0.29%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.80%.

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. TREASURIES/AGENCIES INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. TREASURIES INDEX.

TRUST SHARES                1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Limited-Term Federal
Mortgage Securities
Fund                         8.60%      5.57%      6.10%*
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasuries/Agencies
Index                        9.00%      6.06%      6.64%**
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasuries Index        8.87%      6.02%      6.61%**
--------------------------------------------------------------------------------

* SINCE 6/6/94
** SINCE 5/31/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.29 trillion with duration of 2.1 years and yield to maturity of 6.4%. The Merrill Lynch 1-5 Year U.S. Treasury Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.11%
                                                                    -----
Total Annual Fund Operating Expenses                                0.76%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       Limited-Term Federal Mortgage Securities Fund -- Trust Shares 0.71%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $78           $243            $422            $942

--------------------------------------------------------------------------------
Fund Expenses
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

14 PROSPECTUS

--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income exempt from federal and
                                   Maryland income tax, consistent with
                                   preservation of capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Maryland municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to invest in investment grade
                                   municipal securities
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Maryland residents who want income exempt
                                   from federal and state income taxes
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1997      8.78%
1998      5.87%
1999     -3.33%
2000     11.31%

            BEST QUARTER              WORST QUARTER
                4.08%                    -1.52%
             (12/31/00)                 (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.71%.

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
                                                    MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

TRUST SHARES                      1 YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------
Maryland Municipal
Bond Fund                         11.31%         4.54%*
--------------------------------------------------------------------------------
Lehman Brothers General
Obligation Bond Index             10.96%         5.95%**
--------------------------------------------------------------------------------

* SINCE 3/1/96
** SINCE 2/29/96

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.15%
                                                                    -----
Total Annual Fund Operating Expenses                                0.80%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               Maryland Municipal Bond Fund -- Trust Shares 0.72%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $82           $255            $444            $990

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

16 PROSPECTUS

--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Investment grade U.S. government and
                                   corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify securities that offer a
                                   comparably better return than similar
                                   securities for a given level of credit risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Income oriented investors who are willing to
                                   accept increased risk for the possibility of
                                   returns greater than money market investing
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1994    -0.07%
1995    11.77%
1996     3.90%
1997     6.78%
1998     6.84%
1999     0.92%
2000     7.64%

            BEST QUARTER              WORST QUARTER
                3.76%                    -0.58%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 4.32%.

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX.

TRUST SHARES                1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Short-Term Bond Fund         7.64%      5.19%       5.31%*
--------------------------------------------------------------------------------
Salomon 1-3 Year
Treasury/Government
Sponsored/Corporate
Index                        8.15%      6.03%       5.75%**
--------------------------------------------------------------------------------
* SINCE 3/15/93
** SINCE 2/28/93

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.11%
                                                                    -----
Total Annual Fund Operating Expenses                                0.76%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                   Short-Term Bond Fund -- Trust Shares 0.71%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $78           $243            $422            $942

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

18 PROSPECTUS

--------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Short-term U.S. Treasury securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify Treasury securities with
                                   maturities that offer a comparably better
                                   return potential and yield than either
                                   shorter maturity or longer maturity
                                   securities for a given level of interest rate
                                   risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Income oriented investors who are willing to
                                   accept increased risk for the possibility of
                                   returns greater than money market investing
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1994     1.41%
1995     8.58%
1996     4.52%
1997     5.86%
1998     6.24%
1999     2.71%
2000     6.65%

            BEST QUARTER              WORST QUARTER
                2.61%                    -0.10%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.35%.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                                        SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY INDEX AND THE SALOMON 6 MONTH TREASURY BILL INDEX.

TRUST SHARES                1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund              6.65%      5.18%      4.96%*
--------------------------------------------------------------------------------
Salomon 1-3 Year
Treasury Index               8.01%      5.95%      5.65%**
--------------------------------------------------------------------------------
Salomon 6 Month
Treasury Bill Index          6.07%      5.39%      5.08%**
--------------------------------------------------------------------------------
* SINCE 3/15/93
** SINCE 2/28/93

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Salomon 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.12%
                                                                    -----
Total Annual Fund Operating Expenses                                0.77%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

         Short-Term U.S. Treasury Securities Fund -- Trust Shares 0.71%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $79           $246            $428            $954

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

20 PROSPECTUS

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Mortgage-backed securities and U.S. Treasury
                                   obligations
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Low to moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding
                                   undue risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors who want to receive
                                   income from their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1995    17.33%
1996     2.55%
1997     8.94%
1998     8.16%
1999    -0.97%
2000    10.98%

            BEST QUARTER              WORST QUARTER
                5.89%                    -2.24%
              (6/30/95)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.40%.

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------
                                                 U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX AND THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX.

TRUST SHARES                1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Government
Securities Fund             10.98%      5.84%      6.89%*
--------------------------------------------------------------------------------
Merrill Lynch Government/
Mortgage Index              12.35%      6.63%      7.73%**
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
U.S. Government
Bond Index                  10.47%      6.18%      6.90%**
--------------------------------------------------------------------------------
* SINCE 8/1/94
** SINCE 7/31/94

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Index is a synthetic index created by combining, at their respective market weights (i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.74%
Other Expenses                                                      0.11%
                                                                    -----
Total Annual Fund Operating Expenses                                0.85%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              U.S. Government Securities Fund -- Trust Shares 0.82%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $87           $271            $471           $1,049

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

22 PROSPECTUS

--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income exempt from federal and
                                   Virginia income tax, consistent with
                                   preservation of capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Virginia municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to limit risk by investing in
                                   investment grade municipal securities with an
                                   intermediate average maturity
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Virginia residents who want income exempt
                                   from federal and state income taxes
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1994     -6.45%
1995     14.25%
1996      2.95%
1997      7.25%
1998      5.22%
1999     -2.34%
2000      9.39%

            BEST QUARTER              WORST QUARTER
                5.99%                    -6.80%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.58%.

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION BOND INDEX AND THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

TRUST SHARES                 1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Virginia Intermediate
Municipal Bond Fund          9.39%      4.41%      4.80%*
--------------------------------------------------------------------------------
Lehman Brothers
5-Year General
Obligation Bond Index        7.68%      5.04%      5.44%**
--------------------------------------------------------------------------------
Lehman Brothers
General Obligation
Bond Index                  10.96%      5.85%      6.41%**
--------------------------------------------------------------------------------
* SINCE 1/11/93
** SINCE 12/31/92

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year General Obligation Bond Index is a widely-recognized index of municipal bonds with maturities ranging from 4 to 6 years. The Index represents various market sectors and geographic locations. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.75%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

24 PROSPECTUS

--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income exempt from federal and
                                   Virginia income taxes, consistent with
                                   preservation of capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Virginia municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to invest in investment grade
                                   municipal securities
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Virginia residents who want income exempt
                                   from federal and state income taxes
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1996     1.68%
1997     8.82%
1998     5.85%
1999    -4.86%
2000    11.65%

            BEST QUARTER              WORST QUARTER
                4.36%                    -2.73%
             (12/31/00)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.40%.

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                                                    VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

TRUST SHARES                1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Virginia Municipal
Bond Fund                    11.65%    4.47%       5.42%*
--------------------------------------------------------------------------------
Lehman Brothers General
Obligation Bond Index        10.96%    5.85%       6.67%**
--------------------------------------------------------------------------------
* SINCE 4/4/95
** SINCE 3/31/95

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.13%
                                                                    -----
Total Annual Fund Operating Expenses                                0.78%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $80           $249            $433            $966

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

26 PROSPECTUS

--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital
                                   and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify money market instruments
                                   with the most attractive risk/return
                                   trade-off
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors who want to receive
                                   current income from their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1993     2.77%
1994     3.77%
1995     5.47%
1996     4.99%
1997     5.15%
1998     5.10%
1999     4.74%
2000     6.04%

            BEST QUARTER              WORST QUARTER
                1.55%                     0.68%
              (9/30/00)                 (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.35%.

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------
                                                 PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. FIRST TIER AVERAGE.

TRUST SHARES                1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Prime Quality Money
Market Fund                  6.04%      5.20%      4.63%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Average           5.80%      5.04%      4.50%**
--------------------------------------------------------------------------------
* SINCE 6/8/92
** SINCE 5/31/92

To obtain more information about the Fund's current yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Average is a widely-recognized composite of money market funds which invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.75%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

             Prime Quality Money Market Fund -- Trust Shares 0.64%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

28 PROSPECTUS

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current interest income exempt from
                                   federal income taxes, while preserving
                                   capital and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Municipal money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without added
                                   risk by analyzing credit quality
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors who want to receive
                                   current tax-exempt income from their
                                   investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1993     2.02%
1994     2.47%
1995     3.48%
1996     3.06%
1997     3.23%
1998     3.02%
1999     2.80%
2000     3.69%

            BEST QUARTER              WORST QUARTER
                0.98%                     0.45%
              (6/30/00)                 (3/31/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 1.43%.

                                                                   PROSPECTUS 29

--------------------------------------------------------------------------------
                                                    TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.

TRUST SHARES                1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Tax-Exempt Money
Market Fund                  3.69%      3.16%      2.93%*
--------------------------------------------------------------------------------
iMoneyNet Inc.
Tax-Free Stockbroker
& General Purpose
Average                      3.56%      3.04%      2.81%**
--------------------------------------------------------------------------------
* SINCE 6/8/92
** SINCE 5/31/92

To obtain more information about the Fund's current yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.55%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.65%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               Tax-Exempt Money Market Fund -- Trust Shares 0.55%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $66           $208            $362            $810

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

30 PROSPECTUS

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital
                                   and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. Treasury and government agency
                                   securities, and repurchase agreements
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding
                                   undue risk by analyzing yields
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors who want to receive
                                   current income
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1993     2.67%
1994     3.64%
1995     5.39%
1996     4.81%
1997     4.99%
1998     4.88%
1999     4.41%
2000     5.71%

            BEST QUARTER              WORST QUARTER
                1.49%                     0.65%
             (12/31/00)                 (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.34%.

                                                                   PROSPECTUS 31

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. U.S. GOVERNMENT & AGENCY AVERAGE.

TRUST SHARES                1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Government
Securities Money
Market Fund                  5.71%      4.96%      4.45%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
U.S. Government
& Agency Average             5.65%      4.91%      4.40%**
--------------------------------------------------------------------------------
* SINCE 6/8/92
** SINCE 5/31/92

To obtain more information about the Fund's yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. U.S. Government & Agency Average is a widely-recognized composite of all money market funds which invest in U.S. Treasury Bills, repurchase agreements or securities issued by agencies of the U.S. government. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.75%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       U.S. Government Securities Money Market Fund -- Trust Shares 0.66%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

32 PROSPECTUS

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income, while maintaining
                                   liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Money market instruments issued and
                                   guaranteed by the U.S. Treasury
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Investing in U.S. Treasury obligations and
                                   repurchase agreements
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors who want to receive
                                   current income from their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1991     5.75%
1992     3.40%
1993     2.51%
1994     3.50%
1995     5.33%
1996     4.77%
1997     4.93%
1998     4.82%
1999     4.38%
2000     5.63%

            BEST QUARTER              WORST QUARTER
                1.63%                     0.61%
              (3/31/91)                (12/31/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.15%.

                                                                   PROSPECTUS 33

--------------------------------------------------------------------------------
                                                 U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

TRUST SHARES       1 YEAR   5 YEARS  10 YEARS
----------------------------------------------
U.S. Treasury
Money Market
Fund                5.63%    4.91%     4.50%
----------------------------------------------
iMoneyNet, Inc.
U.S. Treasury &
Repo Average        5.58%    4.88%      N/A
----------------------------------------------


To obtain more information about the Fund's current yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.75%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              U.S. Treasury Money Market Fund -- Trust Shares 0.66%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

34 PROSPECTUS

--------------------------------------------------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    High current income exempt from federal and
                                   Virginia income taxes, while preserving
                                   capital and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Virginia municipal money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without added
                                   risk by analyzing credit quality
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Virginia residents who want to receive
                                   current income exempt from federal and state
                                   income taxes
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
1991     4.55%
1992     2.86%
1993     1.84%
1994     2.18%
1995     3.28%
1996     3.11%
1997     3.08%
1998     2.93%
1999     2.81%
2000     3.71%

            BEST QUARTER              WORST QUARTER
                1.26%                     0.43%
              (3/31/91)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 1.46%.

                                                                   PROSPECTUS 35

--------------------------------------------------------------------------------
                                             VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.

TRUST SHARES       1 YEAR   5 YEARS  10 YEARS
---------------------------------------------
Virginia Tax-Free
Money Market
Fund                3.71%    3.13%     3.03%
---------------------------------------------
iMoneyNet, Inc.
Tax-Free
Stockbroker &
General Purpose
Average             3.56%    3.04%     2.95%
---------------------------------------------

To obtain more information about the Fund's current yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.40%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.50%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $51           $160            $280            $628

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

36 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER ICON OMITTED]
MORE INFORMATION ABOUT RISK

FIXED INCOME RISK

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
HIGH INCOME FUND
INVESTMENT GRADE BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
MARYLAND MUNICIPAL BOND FUND
SHORT-TERM BOND FUND
SHORT-TERM U.S. TREASURY SECURITIES FUND
U.S. GOVERNMENT SECURITIES FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND
TAX-EXEMPT MONEY MARKET FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

    CREDIT RISK

    FLORIDA TAX-EXEMPT BOND FUND
    GEORGIA TAX-EXEMPT BOND FUND
    INVESTMENT GRADE BOND FUND
    INVESTMENT GRADE TAX-EXEMPT BOND FUND
    MARYLAND MUNICIPAL BOND FUND
    SHORT-TERM BOND FUND
    VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
    VIRGINIA MUNICIPAL BOND FUND

    The possibility that an issuer will be unable to make timely payments of either principal or interest.

    MUNICIPAL ISSUER RISK

    FLORIDA TAX-EXEMPT BOND FUND
    GEORGIA TAX-EXEMPT BOND FUND
    INVESTMENT GRADE TAX-EXEMPT BOND FUND
    MARYLAND MUNICIPAL BOND FUND
    TAX-EXEMPT MONEY MARKET FUND
    VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
    VIRGINIA MUNICIPAL BOND FUND
    VIRGINIA TAX-FREE MONEY MARKET FUND

    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

    In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

FOREIGN SECURITY RISKS

HIGH INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change

                                                                   PROSPECTUS 37

--------------------------------------------------------------------------------
                                         MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

REGIONAL RISK

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
MARYLAND MUNICIPAL BOND FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

To the extent that the Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

[MOUNTAIN ICON OMITTED]
MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Bond Fund, Virginia Intermediate Municipal Bond Fund and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFYING  ICON OMITTED]
INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of

38 PROSPECTUS

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

June 30, 2001, Trusco had in excess of $45 billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

   FLORIDA TAX-EXEMPT BOND FUND                       0.60%
   GEORGIA TAX-EXEMPT BOND FUND                       0.59%
   HIGH INCOME FUND                                   0.65%
   INVESTMENT GRADE BOND FUND                         0.71%
   INVESTMENT GRADE TAX-EXEMPT BOND FUND              0.70%
   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND      0.59%
   MARYLAND MUNICIPAL BOND FUND                       0.55%
   SHORT-TERM BOND FUND                               0.59%
   SHORT-TERM U.S. TREASURY SECURITIES FUND           0.58%
   U.S. GOVERNMENT SECURITIES FUND                    0.70%
   VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND          0.62%
   VIRGINIA MUNICIPAL BOND FUND                       0.64%
   PRIME QUALITY MONEY MARKET FUND                    0.53%
   TAX-EXEMPT MONEY MARKET FUND                       0.44%
   U.S. GOVERNMENT SECURITIES MONEY MARKET FUND       0.55%
   U.S. TREASURY MONEY MARKET FUND                    0.55%
   VIRGINIA TAX-FREE MONEY MARKET FUND                0.40%

The Adviser may use its affiliates as brokers for fund transactions.

Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each STI Classic Fund.

PORTFOLIO MANAGERS

Mr. Ronald Schwartz, CFA, has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1988. He has managed the Florida Tax-Exempt Bond Fund since it began operating in January 1994, and the Investment Grade Tax-Exempt Bond Fund since it began operating in and June 1992. He has more than 20 years of investment experience.

Ms. Gay Cash, has served as a Vice President of Trusco since July 2000. She has managed the Georgia Tax-Exempt Bond Fund since it began operating in January 1994. Previously, she had served as First Vice President of SunTrust Bank, Atlanta since 1998, and had worked there since 1987. She has more than 22 years of experience.

The Investment Grade Bond Fund and the Limited-Term Federal Mortgage Securities Fund are co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has co-managed the Investment Grade Bond Fund since it began operating in June 1992 and has co-managed the Limited-Term Mortgage Securities Fund since it began operating in June 1994. Mr. Denney has more than 22 years of investment experience. In January 2000, Mr. West was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after working at STI since 1985. Mr. West has co-managed the Investment Grade Bond Fund since it began operating in June 1992 and has co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating in June 1994. Mr. West has more than 15 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since 2000. He has managed the Maryland Municipal Bond Fund since 2000, the

                                                                   PROSPECTUS 39

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

Virginia Municipal Bond Fund since 2000, and the Virginia Intermediate Municipal Bond Fund since 2000. Prior to joining Trusco, Mr. Calvert served as a fixed income trader from 1998 to 2000 for Tredegar Trust Company. He also served as Vice President, Investment Division, of Central Fidelity Bank from 1988 to 1998. Mr. Calvert has more than 28 years of investment experience.

Ms. Agnes G. Pampush, CFA, has served as a Managing Director of Trusco since July 2000, after serving as a Vice President of Trusco since 1998. Ms. Pampush was employed by Trusco from 1983 to 1996, and rejoined the firm in 1998. She has managed the Short-Term Bond Fund since February 1999, and the High Income Fund since April 2000. She has more than 18 years of investment experience.

Mr. David S. Yealy has served as a Managing Director of Trusco since July 2000. He has managed the Prime Quality Money Market Fund since it began operating in June 1992, the Short-Term U.S. Treasury Securities Fund since July 1996, and the U.S. Treasury Money Market Fund since October 2000. Prior to July 2000, Mr. Yealy was a First Vice President of Trusco and has worked there since 1991. He has more than 16 years of investment experience.

Mr. Neil J. Powers, CFA, joined Trusco in 1997 and serves as a Managing Director. He has managed the U.S. Government Securities Fund since 2000. Prior to joining Trusco, Mr. Powers worked at Putnam Investments, from 1986 to 1997, where he managed multi-sector bond funds and separately managed institutional accounts. He has more than 17 years of investment experience.

Mr. Robert S. Bowman, CFA, has served as a Vice President of Trusco since January 1999. He has managed the Virginia Tax-Free Money Market Fund since May 1995, the Tax-Exempt Money Market Fund since July 2000 and the U.S. Government Securities Money Market Fund since October 2000. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice President of Crestar Asset Management Company since 1995. He has more than 7 years of investment experience.

[HANDSHAKE ICON OMITTED]
PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares of the Money Market Funds on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), generally a Fund must receive

40 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must generally receive your order before 10:30 a.m., Eastern time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 2:00 p.m., Eastern time for the Prime Quality Money Market and U.S. Government Securities Money Market Funds. Also each Money Market Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Money Market Funds on a Business Day before 10:30 a.m., Eastern time for the Tax-Exempt Money Market Fund Virginia Tax-Free Money Market Fund or 2:00 p.m., Eastern time

                                                                   PROSPECTUS 41

--------------------------------------------------------------------------------
                                                     DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

for the Prime Quality, U.S. Treasury and U.S. Government Securities Money Market Funds. Orders received after these times will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sales proceeds within five Business Days after a Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

42 PROSPECTUS

--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI FUND IS TREATED THE SAME AS A SALE.

Shareholders of the Money Market Funds, however, should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends.

The Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund, and the Prime Quality Money Market Fund expect that some portion of each Funds' distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                   PROSPECTUS 43


--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund, except the Maryland Municipal Bond Fund, Virginia Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund for the periods ended prior to May 31, 1999, has been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Maryland Municipal Bond Fund, Virginia Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Virginia Intermediate Municipal Bond Fund, and Virginia Municipal Bond Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended May 31,
For a Share Outstanding Throughout the Periods.



                                          NET REALIZED
                  NET ASSET                   AND        DISTRIBUTIONS                                                     RATIO OF
                    VALUE        NET       UNREALIZED      FROM NET     DISTRIBUTIONS  NET ASSET             NET ASSETS    EXPENSES
                  BEGINNING  INVESTMENT  GAINS (LOSSES)   INVESTMENT    FROM REALIZED  VALUE END    TOTAL      END OF     TO AVERAGE
                  OF PERIOD    INCOME    ON INVESTMENTS     INCOME      CAPITAL GAINS  OF PERIOD  RETURN(+)  PERIOD(000)  NET ASSETS
                  ---------  ----------  --------------  -------------  -------------  ---------  ---------  -----------  ----------
----------------------------
FLORIDA TAX-EXEMPT BOND FUND
----------------------------
  Trust Shares
    2001 ......     $10.06       $0.44       $ 0.73         $(0.44)        $   --        $10.79     11.84%    $ 107,867       0.71%
    2000 ......      10.59        0.44        (0.49)         (0.44)         (0.04)        10.06     (0.48)       93,040       0.67
    1999 ......      10.72        0.42        (0.02)         (0.42)         (0.11)        10.59      3.72       118,609       0.67
    1998 ......      10.28        0.44         0.45          (0.44)         (0.01)        10.72      8.77        93,939       0.66
    1997 ......      10.06        0.46         0.25          (0.46)         (0.03)        10.28      7.22        50,487       0.65

----------------------------
GEORGIA TAX-EXEMPT BOND FUND
----------------------------
  Trust Shares
    2001 ......     $ 9.50       $0.40       $ 0.60         $(0.40)        $   --        $10.10     10.67%    $  85,880       0.71%
    2000 ......      10.03        0.40        (0.49)         (0.40)         (0.04)         9.50     (0.90)       81,160       0.67
    1999 ......      10.11        0.39        (0.06)         (0.39)         (0.02)        10.03      3.33        87,452       0.67
    1998 ......       9.73        0.41         0.39          (0.41)         (0.01)        10.11      8.37        62,363       0.66
    1997 ......       9.56        0.42         0.22          (0.42)         (0.05)         9.73      6.79        39,732       0.65

--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  Trust Shares
    2001 ......     $ 9.58       $0.61       $ 0.65         $(0.61)        $   --        $10.23     13.55%   $  860,073       0.81%
    2000 ......      10.36        0.61        (0.78)         (0.61)            --          9.58     (1.76)      998,596       0.77
    1999 ......      10.65        0.56        (0.11)         (0.56)         (0.18)        10.36      4.25     1,149,068       0.77
    1998 ......      10.16        0.60         0.49          (0.60)            --         10.65     10.92       793,488       0.76
    1997 ......      10.07        0.60         0.09          (0.60)            --         10.16      6.99       633,646       0.75

-------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------
  Trust Shares
    2001 ......     $10.67       $0.44       $ 0.71         $(0.44)        $   --        $11.38     10.93%   $  134,139       0.81%
    2000 ......      11.10        0.43        (0.29)         (0.43)         (0.14)        10.67      1.41       117,384       0.77
    1999 ......      11.40        0.43         0.10          (0.43)         (0.40)        11.10      4.67       154,123       0.77
    1998 ......      11.22        0.44         0.50          (0.44)         (0.32)        11.40      8.57       146,606       0.76
    1997 ......      11.10        0.44         0.33          (0.44)         (0.21)        11.22      7.13       139,144       0.75

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  Trust Shares
    2001 ......     $ 9.62       $0.55       $ 0.39         $(0.55)        $   --        $10.01     10.02%   $  107,674       0.70%
    2000 ......       9.94        0.55        (0.32)         (0.55)            --          9.62      2.33       125,355       0.67
    1999 ......      10.12        0.54        (0.06)         (0.54)         (0.12)         9.94      4.75       135,256       0.67
    1998 ......      10.02        0.58         0.11          (0.58)         (0.01)        10.12      7.12       137,488       0.66
    1997 ......       9.99        0.58         0.04          (0.58)         (0.01)        10.02      6.43       123,903       0.65


                                                    RATIO OF NET
                   RATIO OF       RATIO OF          INVESTMENT
                     NET         EXPENSES TO        INCOME TO
                  INVESTMENT     AVERAGE NET        AVERAGE NET
                    INCOME    ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
                  TO AVERAGE     WAIVERS AND        WAIVERS AND     TURNOVER
                  NET ASSETS   REIMBURSEMENTS)    REIMBURSEMENTS)     RATE
                  ----------  -----------------  -----------------  ---------
----------------------------
FLORIDA TAX-EXEMPT BOND FUND
----------------------------
  Trust Shares
    2001 ......      4.19%           0.76%              4.14%            59%
    2000 ......      4.25            0.78               4.14             88
    1999 ......      3.90            0.77               3.80             72
    1998 ......      4.16            0.80               4.02             69
    1997 ......      4.48            0.80               4.33            135

----------------------------
GEORGIA TAX-EXEMPT BOND FUND
----------------------------
  Trust Shares
    2001 ......   $  4.03%           0.77%              3.97%            21%
    2000 ......      4.13            0.77               4.03             19
    1999 ......      3.87            0.78               3.76             12
    1998 ......      4.09            0.81               3.94              7
    1997 ......      4.31            0.81               4.15             15

--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  Trust Shares
    2001 ......      6.17%           0.84%              6.14%           131%
    2000 ......      6.05            0.84               5.98            202
    1999 ......      5.25            0.85               5.17            221
    1998 ......      5.67            0.86               5.57            109
    1997 ......      5.89            0.85               5.79            298

-------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------
  Trust Shares
    2001 ......      3.93%           0.85%              3.89%           285%
    2000 ......      3.98            0.83               3.92            226
    1999 ......      3.75            0.87               3.65            224
    1998 ......      3.83            0.88               3.71            378
    1997 ......      3.96            0.86               3.85            489

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  Trust Shares
    2001 ......      5.62%           0.76%              5.56%           532%
    2000 ......      5.60            0.79               5.48            384
    1999 ......      5.28            0.77               5.18            379
    1998 ......      5.75            0.77               5.64            163
    1997 ......      5.81            0.78               5.68            133

(+)  Returns are for the period indicated and have not been annualized.


Amounts designated as "--" are either $0 or round to $0.

44 PROSPECTUS


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Periods Ended May 31, (Unless Otherwise Noted) For a Share Outstanding Throughout the Periods



                                          NET REALIZED
                  NET ASSET                   AND        DISTRIBUTIONS                                                     RATIO OF
                    VALUE        NET       UNREALIZED      FROM NET     DISTRIBUTIONS  NET ASSET             NET ASSETS    EXPENSES
                  BEGINNING  INVESTMENT  GAINS (LOSSES)   INVESTMENT    FROM REALIZED  VALUE END    TOTAL      END OF     TO AVERAGE
                  OF PERIOD    INCOME    ON INVESTMENTS     INCOME      CAPITAL GAINS  OF PERIOD  RETURN(+)  PERIOD(000)  NET ASSETS
                  ---------  ----------  --------------  -------------  -------------  ---------  ---------  -----------  ----------
--------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
--------------------------------
  Trust Shares
    2001 ......     $ 9.46       $0.42       $ 0.66         $(0.42)        $   --        $10.12     11.59%     $ 26,526       0.72%
    2000 ......      10.06        0.42        (0.60)         (0.42)            --          9.46     (1.78)       26,176       0.68
    1999(1) ...      10.22        0.20        (0.15)         (0.20)         (0.01)        10.06      0.48        29,658       0.70
    For the years ended November 30:
    1998 ......       9.95        0.42         0.27          (0.42)            --         10.22      7.03        19,115       0.62
    1997 ......       9.76        0.43         0.19          (0.43)            --          9.95      6.50        11,461       0.63
    1996(2)....      10.00        0.31        (0.24)         (0.31)            --          9.76      1.07         5,808       0.71
--------------------
SHORT-TERM BOND FUND
--------------------
  Trust Shares
    2001 ......     $ 9.65       $0.56       $ 0.39         $(0.56)        $   --        $10.04     10.13%     $215,458       0.70%
    2000 ......       9.91        0.53        (0.25)         (0.53)         (0.01)         9.65      2.87       180,402       0.67
    1999 ......      10.05        0.51        (0.10)         (0.52)         (0.03)         9.91      4.06       209,904       0.67
    1998 ......       9.90        0.55         0.16          (0.55)         (0.01)        10.05      7.31       120,422       0.66
    1997 ......       9.86        0.53         0.07          (0.53)         (0.03)         9.90      6.30        89,701       0.65

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  Trust Shares
    2001 ......     $ 9.85       $0.49       $ 0.28         $(0.49)        $   --        $10.13      8.02%     $ 88,398       0.71%
    2000 ......       9.95        0.46        (0.10)         (0.46)            --          9.85      3.75        72,570       0.67
    1999 ......       9.97        0.47        (0.02)         (0.47)            --          9.95      4.59        56,027       0.67
    1998 ......       9.88        0.51         0.10          (0.52)            --          9.97      6.30        46,920       0.66
    1997 ......       9.84        0.51         0.04          (0.51)            --          9.88      5.76        21,988       0.65

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    2001 ......     $ 9.86       $0.58       $ 0.52         $(0.58)        $   --        $10.38     11.41%     $148,666       0.81%
    2000 ......      10.28        0.58        (0.42)         (0.58)            --          9.86      1.63        85,420       0.77
    1999 ......      10.46        0.59        (0.18)         (0.59)            --         10.28      3.90       102,167       0.77
    1998 ......      10.02        0.61         0.44          (0.61)            --         10.46     10.76        34,899       0.76
    1997 ......       9.91        0.62         0.11          (0.62)            --         10.02      7.54        19,471       0.75

---------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
---------------------------------------------
  Trust Shares
    2001 ......     $ 9.58       $0.42       $ 0.56         $(0.42)        $   --        $10.14     10.39%     $194,849       0.73%
    2000 ......      10.20        0.43        (0.57)         (0.43)         (0.05)         9.58     (1.31)      202,209       0.76
    1999(1) ...      10.44        0.21        (0.17)         (0.21)         (0.07)        10.20      0.42       240,083       0.84
    For years ended November 30:
    1998 ......      10.31        0.45         0.17          (0.45)         (0.04)        10.44      6.10       243,606       0.79
    1997 ......      10.22        0.46         0.09          (0.46)            --         10.31      5.55       237,096       0.78
    1996 ......      10.24        0.42        (0.02)         (0.42)            --         10.22      4.01       243,137       0.78
--------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
--------------------------------
  Trust Shares
    2001 ......     $ 9.64       $0.45       $ 0.65         $(0.45)        $   --        $10.29     11.51%     $ 56,573       0.77%
    2000 ......      10.43        0.45        (0.78)         (0.45)         (0.01)         9.64     (3.18)       48,980       0.74
    1999(1) ...      10.68        0.22        (0.19)         (0.22)         (0.06)        10.43      0.27        31,939       0.76
    For years ended November 30:
    1998 ......      10.44        0.47         0.27          (0.47)         (0.03)        10.68      7.19        29,252       0.69
    1997 ......      10.28        0.48         0.17          (0.48)         (0.01)        10.44      6.46        20,044       0.69
    1996 ......      10.40        0.47        (0.12)         (0.47)            --         10.28      3.48        15,911       0.71

                                                  RATIO OF NET
                   RATIO OF       RATIO OF         INVESTMENT
                     NET         EXPENSES TO        INCOME TO
                  INVESTMENT     AVERAGE NET       AVERAGE NET
                    INCOME    ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
                  TO AVERAGE     WAIVERS AND        WAIVERS AND     TURNOVER
                  NET ASSETS   REIMBURSEMENTS)    REIMBURSEMENTS)     RATE
                  ----------  -----------------  -----------------  ---------
--------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
--------------------------------
  Trust Shares
    2001 ......       4.16%           0.82%              4.06%            42%
    2000 ......       4.24            0.80               4.12             14
    1999(1) ...       3.83            1.37               3.16             19
    For the years ended November 30:
    1998 ......       4.11            1.15               3.58             12
    1997 ......       4.38            1.16               3.85              5
    1996(2)....       4.30            1.36               3.65              9
--------------------
SHORT-TERM BOND FUND
--------------------
  Trust Shares
    2001 ......       5.71%           0.76%              5.65%            87%
    2000 ......       5.40            0.76               5.31             70
    1999 ......       5.12            0.77               5.02            108
    1998 ......       5.47            0.79               5.34             87
    1997 ......       5.37            0.78               5.24            118

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  Trust Shares
    2001 ......       4.95%           0.78%              4.88%            87%
    2000 ......       4.70            0.79               4.58             50
    1999 ......       4.69            0.78               4.58             57
    1998 ......       5.19            0.84               5.01             39
    1997 ......       5.23            0.92               4.96             93

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    2001 ......       5.66%           0.85%              5.62%           207%
    2000 ......       5.77            0.84               5.70             29
    1999 ......       5.58            0.88               5.47             19
    1998 ......       5.93            0.92               5.77             14
    1997 ......       6.19            1.02               5.92             21

---------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
---------------------------------------------
  Trust Shares
    2001 ......       4.23%           0.75%              4.21%            32%
    2000 ......       4.35            0.76               4.35             18
    1999(1) ...       4.12            1.18               3.78             19
    For years ended November 30:
    1998 ......       4.33            0.97               4.15             24
    1997 ......       4.57            0.93               4.42             30
    1996 ......       4.35            0.93               4.20             25
--------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
--------------------------------
  Trust Shares
    2001 ......       4.40%           0.78%              4.39%            60%
    2000 ......       4.53            0.79               4.48             19
    1999(1) ...       4.20            1.30               3.66              7
    For years ended November 30:
    1998 ......       4.41            1.10               4.00             28
    1997 ......       4.65            1.09               4.25             39
    1996 ......       4.61            1.11               4.21             24


(+)  Returns are for the period indicated and have not been annualized.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on March 1, 1996. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Maryland Municipal Bond, CrestFund Virginia Intermediate Municipal Bond and CrestFund Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Maryland Municipal Bond, Virginia Intermediate Municipal Bond and Virginia Municipal Bond Funds, respectively. The CrestFund Maryland Municipal Bond, CrestFund Virginia Intermediate Municipal Bond and CrestFund Virginia Municipal Bond Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or round to $0.

                                                                   PROSPECTUS 45


--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Periods Ended May 31, (Unless Otherwise Noted) For a Share Outstanding Throughout the Periods

                                                                                                           RATIO OF
                                                                                                             NET
                  NET ASSET              DISTRIBUTIONS                                      RATIO OF      INVESTMENT
                    VALUE       NET        FROM NET     NET ASSET             NET ASSETS   EXPENSES TO  INCOME  ASSETS
                  BEGINNING  INVESTMENT   INVESTMENT    VALUE END    TOTAL      END OF       AVERAGE      TO AVERAGE
                  OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN(+)  PERIOD(000)  NET ASSETS     NET ASSETS
                  ---------  ----------  -------------  ---------  ---------  -----------  -----------  --------------
-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  Trust Shares
    2001 ......      $1.00     $0.06        $(0.06)       $1.00      5.75%   $3,728,371       0.63%         5.57%
    2000 ......       1.00      0.05         (0.05)        1.00      5.20     3,311,229       0.60          5.06
    1999 ......       1.00      0.05         (0.05)        1.00      4.83     3,903,232       0.60          4.69
    1998 ......       1.00      0.05         (0.05)        1.00      5.22     1,880,229       0.59          5.10
    1997 ......       1.00      0.05         (0.05)        1.00      5.01     1,086,555       0.58          4.90

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  Trust Shares
    2001 ......      $1.00     $0.03        $(0.03)       $1.00      3.47%   $1,080,362       0.54%         3.40%
    2000 ......       1.00      0.03         (0.03)        1.00      3.19       755,858       0.52          3.16
    1999 ......       1.00      0.03         (0.03)        1.00      2.81       641,640       0.52          2.75
    1998 ......       1.00      0.03         (0.03)        1.00      3.21       448,023       0.51          3.14
    1997 ......       1.00      0.03         (0.03)        1.00      3.09       333,006       0.50          3.04

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  Trust Shares
    2001 ......      $1.00     $0.05        $(0.05)       $1.00     5.56%    $  805,285       0.65%         5.29%
    2000 ......       1.00      0.05         (0.05)        1.00     4.86        468,568       0.63          4.80
    1999 ......       1.00      0.04         (0.04)        1.00     4.57        404,459       0.63          4.47
    1998 ......       1.00      0.05         (0.05)        1.00     5.04        377,490       0.62          4.92
    1997 ......       1.00      0.05         (0.05)        1.00     4.83        344,350       0.61          4.73

-----------------------------------
U.S. TREASURY MONEY MARKET FUND (A)
-----------------------------------
  Trust Shares
    2001 ......      $1.00     $0.05        $(0.05)       $1.00     5.36%    $  733,768       0.66%         5.23%
    2000 ......       1.00      0.05         (0.05)        1.00     4.81        723,277       0.63          4.71
    1999* .....       1.00      0.02         (0.02)        1.00     2.08        760,833       0.68          4.10
    For the Year Ended November 30:
    1998 ......       1.00      0.05         (0.05)        1.00     4.89        699,923       0.66          4.77
    1997 ......       1.00      0.05         (0.05)        1.00     4.91        632,381       0.65          4.82

---------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
---------------------------------------
  Trust Shares
    2001 ......      $1.00    $ 0.03        $(0.03)       $1.00     3.51%    $  226,188       0.50%         3.45%
    2000 ......       1.00      0.03         (0.03)        1.00     3.23        245,243       0.51          3.19
    1999* .....       1.00      0.01         (0.01)        1.00     1.27        270,431       0.67          2.51
    For the Year Ended November 30:
    1998 ......       1.00      0.03         (0.03)        1.00     2.97%       270,899       0.66          2.92
    1997 ......       1.00      0.03         (0.03)        1.00     3.06        226,837       0.66          3.02
    1996 ......       1.00      0.83         (0.03)        1.00     3.14        182,320       0.66          2.88


                                     RATIO OF NET
                      RATIO OF        INVESTMENT
                    EXPENSES TO        INCOME TO
                    AVERAGE NET       AVERAGE NET
                    (EXCLUDING     ASSETS (EXCLUDING
                    WAIVERS AND       WAIVERS AND
                  REIMBURSEMENTS)   REIMBURSEMENTS)
                  ---------------  -----------------
-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  Trust Shares
    2001 ......        0.75%            5.45%
    2000 ......        0.75             4.91
    1999 ......        0.77             4.52
    1998 ......        0.77             4.92
    1997 ......        0.76             4.72

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  Trust Shares
    2001 ......        0.65%            3.29%
    2000 ......        0.66             3.02
    1999 ......        0.66             2.61
    1998 ......        0.67             2.98
    1997 ......        0.66             2.88

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  Trust Shares
    2001 ......        0.75%            5.19%
    2000 ......        0.74             4.69
    1999 ......        0.76             4.34
    1998 ......        0.78             4.76
    1997 ......        0.76             4.58

-----------------------------------
U.S. TREASURY MONEY MARKET FUND (B)
-----------------------------------
  Trust Shares
    2001 ......        0.76%            5.13%
    2000 ......        0.74             4.60
    1999* .....        0.83             3.95
    For the Year Ended November 30:
    1998 ......        0.81             4.62
    1997 ......        0.80             4.67

---------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
---------------------------------------
  Trust Shares
    2001 ......        0.50%            3.45%
    2000 ......        0.51             3.19
    1999* .....        0.82             2.36
    For the Year Ended November 30:
    1998 ......        0.81             2.77
    1997 ......        0.81             2.87
    1996 ......        0.81             2.73


(+)  Returns are for the period indicated and have not been annualized.
 * For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund U.S Treasury Money and CrestFund Tax-Free Money Funds exchanged all of their assets and certain liabilities for shares of the U.S. Treasury Money Market and Virginia Tax-Free Money Market (formerly the Tax Free Money Market Fund) Funds, respectively. The CrestFunds U.S Treasury Money and CrestFunds Tax-Free Money Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

46 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
-------------------------------------------------------------------------------

INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

[PHOTO OMITTED]



STI CLASSIC FUNDS-BOND FUNDS
FLEX AND INVESTOR SHARES



PROSPECTUS

OCTOBER 1, 2001

FLORIDA TAX-EXEMPT BOND FUND

GEORGIA TAX-EXEMPT BOND FUND

HIGH INCOME FUND

INVESTMENT GRADE BOND FUND

INVESTMENT GRADE TAX-EXEMPT
  BOND FUND

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

MARYLAND MUNICIPAL BOND FUND

SHORT-TERM BOND FUND

SHORT-TERM U.S. TREASURY
  SECURITIES FUND

U.S. GOVERNMENT SECURITIES FUND

VIRGINIA INTERMEDIATE MUNICIPAL
  BOND FUND

VIRGINIA MUNICIPAL BOND FUND


INVESTMENT ADVISER
TO THE FUNDS:

TRUSCO CAPITAL MANAGEMENT, INC.
(the "Adviser")



STI CLASSIC FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------


CHOOSING INVESTOR OR FLEX SHARES

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES
o Front-end sales charge
o 12b-1 fees
o $2,000 minimum initial investment

FLEX SHARES
o Contingent deferred sales charge
o Higher 12b-1 fees
o $5,000 minimum initial investment


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

2    FLORIDA TAX-EXEMPT BOND FUND

5    GEORGIA TAX-EXEMPT BOND FUND

8    HIGH INCOME FUND

11   INVESTMENT GRADE BOND FUND

14   INVESTMENT GRADE TAX-EXEMPT BOND FUND

17   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

20   MARYLAND MUNICIPAL BOND FUND

23   SHORT-TERM BOND FUND

26   SHORT-TERM U.S. TREASURY SECURITIES FUND

29   U.S. GOVERNMENT SECURITIES FUND

32   VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

35   VIRGINIA MUNICIPAL BOND FUND

38   MORE INFORMATION ABOUT RISK

39   MORE INFORMATION ABOUT FUND INVESTMENTS

39   INVESTMENT ADVISER

40   PORTFOLIO MANAGERS

40   PURCHASING, SELLING AND EXCHANGING FUND SHARES

46   DIVIDENDS AND DISTRIBUTIONS

46   TAXES

47   FINANCIAL HIGHLIGHTS

54   HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED]        FUND SUMMARY

[TELESCOPE ICON OMITTED]        INVESTMENT STRATEGY

[lIFE PRESERVER ICON OMITTED]   WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED]         PERFORMANCE INFORMATION

[GRAPH ICON OMITTED]            WHAT IS AN INDEX?

[COINS ICON OMITTED]            FUND FEES AND EXPENSES

[MOUNTAIN ICON OMITTED]         MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFYING ICON OMITTED]       INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED]        PURCHASING, SELLING AND EXCHANGING FUND SHARES

[DOLLAR ICON OMITTED]           SALES CHARGES
--------------------------------------------------------------------------------

OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                       Current income exempt from federal income
                                      taxes for Florida residents with shares
                                      themselves expected to be exempt from the
                                      Florida intangible personal property tax
--------------------------------------------------------------------------------
INVESTMENT FOCUS                      Florida municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY         Attempts to invest more Fund assets in
                                      undervalued sectors and less in overvalued
                                      ones
--------------------------------------------------------------------------------
INVESTOR PROFILE                      Florida residents who want income exempt
                                      from federal income taxes
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Florida Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies of Florida.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995     15.70%
1996      3.73%
1997      7.60%
1998      5.94%
1999     -2.41%
2000     11.30%

            BEST QUARTER              WORST QUARTER
                6.13%                    -2.35%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.27%.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                    FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS AVERAGE.

INVESTOR SHARES            1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Florida Tax-Exempt
Bond Fund                   7.17%      4.33%       5.07%*
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index       10.75%      5.92%       5.72%**
--------------------------------------------------------------------------------
Lipper Florida Municipal
Debt Funds Average         10.55%      4.59%       4.58%**
--------------------------------------------------------------------------------
 * SINCE 1/18/94
** SINCE 1/31/94

FLEX SHARES                1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Florida Tax-Exempt
Bond Fund                   8.85%      4.65%       5.17%*
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index       10.75%      5.92%       6.41%**
--------------------------------------------------------------------------------
Lipper Florida Municipal
Debt Funds Average         10.55%      4.59%       5.26%**
--------------------------------------------------------------------------------
 * SINCE 6/1/95
** SINCE 5/31/95



[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Average is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                 INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                   3.75%            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 None             2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                                0.65%           0.65%
Distribution and Service (12b-1) Fees                   0.18%           1.00%
Other Expenses                                          0.55%           0.24%
                                                        -----           -----
Total Annual Fund Operating Expenses                    1.38%*          1.89%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               Florida Tax-Exempt Bond Fund - Investor Shares    0.92%
               Florida Tax-Exempt Bond Fund - Flex Shares        1.42%

4  PROSPECTUS

--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $510       $796     $1,102    $1,970
Flex Shares            $392       $594     $1,021    $2,212


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $510       $796     $1,102    $1,970
Flex Shares            $192       $594     $1,021    $2,212


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                    GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from federal and
                                        state income taxes for Georgia residents
                                        without undue risk
--------------------------------------------------------------------------------
INVESTMENT FOCUS                        Georgia municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                  Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY           Attempts to invest more Fund assets in
                                        undervalued sectors and less in
                                        overvalued ones
--------------------------------------------------------------------------------
INVESTOR PROFILE                        Georgia residents who want income exempt
                                        from federal and state income taxes
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995     13.13%
1996      3.43%
1997      7.96%
1998      5.47%
1999     -2.49%
2000      9.30%


            BEST QUARTER              WORST QUARTER
                4.84%                    -2.35%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.48%.

6  PROSPECTUS

--------------------------------------------------------------------------------
GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER GEORGIA MUNICIPAL DEBT FUNDS AVERAGE.

INVESTOR SHARES            1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Georgia Tax-Exempt
Bond Fund                   5.25%      3.84%*      3.83%*
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index       10.75%      5.92%       5.72%**
--------------------------------------------------------------------------------
Lipper Georgia Municipal
Debt Funds Average         11.30%      4.78%       4.53%**
--------------------------------------------------------------------------------
 * SINCE 1/19/94
** SINCE 1/31/94

FLEX SHARES                1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Georgia Tax-Exempt
Bond Fund                   6.78%      4.15%       4.47%*
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index       10.75%      5.92%       6.41%**
--------------------------------------------------------------------------------
Lipper Georgia Municipal
Debt Funds Average         11.30%      4.78%       5.52%**
--------------------------------------------------------------------------------
 * SINCE 6/6/95
** SINCE 5/31/95



[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Average is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                     3.75%           None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                   None            2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                               INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                       0.65%             0.65%
Distribution and Service (12b-1) Fees          0.18%             1.00%
Other Expenses                                 0.59%             0.24%
                                               -----             -----
Total Annual Fund Operating Expenses           1.42%*            1.89%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

            Georgia Tax-Exempt Bond Fund - Investor Shares        0.92%
            Georgia Tax-Exempt Bond Fund - Flex Shares            1.42%

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                    GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing
$10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $514       $807     $1,122    $2,013
Flex Shares            $392       $594     $1,021    $2,212


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $514       $807     $1,122    $2,013
Flex Shares            $192       $594     $1,021    $2,212



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

8 PROSPECTUS

--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
   PRIMARY                                  High current income
   SECONDARY                                Total return
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            High yield corporate, government,
                                            and other debt instruments of U.S.
                                            and non U.S. issuers
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify lower-rated
                                            securities offering high current
                                            income of issuers generating
                                            adequate cash flow to meet their
                                            obligations
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who seek high current
                                            income and who are willing to accept
                                            greater share price volatility
                                            through investment in high yield,
                                            below investment grade debt
                                            instruments
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower rated income producing securities of U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (I.E., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                                HIGH INCOME FUND
--------------------------------------------------------------------------------


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, the Fund's predecessor.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995 14.91%
1996  5.84%
1997  5.05%
1998  4.43%
1999  1.28%
2000 -9.46%

            BEST QUARTER              WORST QUARTER
                6.79%                    -9.92%
              (3/31/95)                 (3/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.15%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS
U.S. CORPORATE HIGH YIELD BOND INDEX.

FLEX SHARES                1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
High Income Fund          -11.15%     1.26%        2.86%*
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Corporate High
Yield Bond Index           -5.86%     4.28%        6.20%**
--------------------------------------------------------------------------------
 *SINCE 5/4/94
**SINCE 4/30/94


[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

10  PROSPECTUS

--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                  FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                                 2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  FLEX SHARES
Investment Advisory Fees                                              0.80%
Distribution and Service (12b-1) Fees                                 1.00%
Other Expenses                                                        0.33%
                                                                      ----
Total Annual Fund Operating Expenses                                  2.13%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT
 FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                     High Income Fund - Flex Shares 1.40%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Flex Shares            $416       $667     $1,144    $2,462

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Flex Shares            $216       $667     $1,144    $2,462



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                      INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High total return through current
                                            income and capital appreciation,
                                            while preserving the principal
                                            amount invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and
                                            corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively
                                            inexpensive securities in a selected
                                            market index
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income
                                            from their investment, as well as an
                                            increase in the value of the
                                            investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

12  PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993     10.42%
1994     -3.57%
1995     17.26%
1996      1.93%
1997      8.64%
1998      8.79%
1999     -1.93%
2000      6.13%


            BEST QUARTER              WORST QUARTER
                6.02%                    -2.67%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 5.16%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE.

                                                      SINCE
INVESTOR SHARES                   1 YEAR   5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Investment Grade Bond Fund         2.15%    3.84%     5.33%*
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index           11.84%    6.23%     7.37%**
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Bond Index         11.63%    6.46%     7.29%**
--------------------------------------------------------------------------------
Lipper Intermediate Investment
Grade Debt Funds Average           9.78%    5.47%     6.73%**
--------------------------------------------------------------------------------
 *SINCE 6/11/92
**SINCE 5/31/92
                                                      SINCE
FLEX SHARES                       1 YEAR   5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Investment Grade Bond Fund         3.62%    4.10%     4.79%*
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index           11.84%    6.23%     6.94%**
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Bond Index         11.63%    6.46%     7.07%**
--------------------------------------------------------------------------------
Lipper Intermediate Investment
Grade Debt Funds Average           9.78%    5.47%     6.17%**
--------------------------------------------------------------------------------
 *SINCE 6/7/95
**SINCE 5/31/95


[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index that combines the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Government/Credit Index consists of U.S. government obligations and corporate debt securities. The Lehman Brothers Mortgage-Backed Securities Index consists of mortgage-backed securities rated AAA. The Lehman Brothers U.S. Aggregate Bond Index includes fixed income securities rated investment grade (BBB) or higher, with maturities of at least one year. The securities in the Index have outstanding par values of at least $100 million for U. S. government obligations and $25 million for the others. The Lipper Intermediate Investment Grade Debt Funds Average is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term investment grade bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                                      INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                    3.75%            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  None             2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                                 0.74%           0.74%
Distribution and Service (12b-1) Fees                    0.43%           1.00%
Other Expenses                                           0.25%           0.25%
                                                         -----           -----
Total Annual Fund Operating Expenses                     1.42%*          1.99%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              Investment Grade Bond Fund - Investor Shares       1.22%
              Investment Grade Bond Fund - Flex Shares           1.71%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $514       $807     $1,122    $2,013
Flex Shares            $402       $624     $1,073    $2,317

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $514       $807     $1,122    $2,013
Flex Shares            $202       $624     $1,073    $2,317

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

14  PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High total return through (i)
                                            current income that is exempt from
                                            federal income taxes and (ii)
                                            capital appreciation, while
                                            preserving the principal amount
                                            invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade municipal
                                            securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest more Fund assets
                                            in undervalued sectors and less in
                                            overvalued ones
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive tax-
                                            free current income and an increase
                                            in the value of their investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.




[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993     14.35%
1994     -0.60%
1995     14.51%
1996      4.99%
1997      7.36%
1998      6.73%
1999     -0.75%
2000     10.41%

            BEST QUARTER              WORST QUARTER
                5.87%                    -3.14%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.51%.

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE.

                                                     SINCE
INVESTOR SHARES                 1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Investment Grade
Tax-Exempt Bond Fund               6.23%     4.88%     6.60%*
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal Bond Index               7.70%     4.95%     5.68%**
--------------------------------------------------------------------------------
Lipper Intermediate Municipal
Debt Funds Average                 8.55%     4.66%     5.72%**
--------------------------------------------------------------------------------
 *SINCE 6/9/92
**SINCE 5/31/92

                                                     SINCE
FLEX SHARES                     1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Investment Grade Tax-
Exempt Bond Fund                   7.79%     5.17%     5.55%*
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal Bond Index               7.70%     4.95%     5.28%**
--------------------------------------------------------------------------------
Lipper Intermediate Municipal
Debt Funds Average                 8.55%     4.66%     5.10%**
--------------------------------------------------------------------------------
 *SINCE 6/1/95
**SINCE 5/31/95


[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index in a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Average is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                   3.75%           None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 None            2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                               0.74%            0.74%
Distribution and Service (12b-1) Fees                  0.43%            1.00%
Other Expenses                                         0.20%            0.22%
                                                       -----            -----
Total Annual Fund Operating Expenses                   1.37%*           1.96%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       Investment Grade Tax-Exempt Bond Fund - Investor Shares       1.22%
       Investment Grade Tax-Exempt Bond Fund - Flex Shares           1.70%

16  PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $509       $793     $1,097    $1,960
Flex Shares            $399       $615     $1,057    $2,285

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $509       $793     $1,097    $1,960
Flex Shares            $199       $615     $1,057    $2,285

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that
                                            are less prone to prepayment risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to
                                            receive income from their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempt to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.




[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.




[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995     12.02%
1996      4.29%
1997      6.37%
1998      6.73%
1999      0.96%
2000      8.29%

            BEST QUARTER              WORST QUARTER
                4.01%                    -0.26%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.66%.

18  PROSPECTUS

--------------------------------------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. TREASURIES/AGENCIES INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX.

                                                     SINCE
INVESTOR SHARES                   1 YEAR   5 YEARS  INCEPTION
--------------------------------------------------------------------------------
Limited-Term Federal
Mortgage Securities Fund          5.57%    4.77%    5.56%*
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasuries/Agencies
Index                             9.00%    6.06%    6.62%**
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasury Index               8.87%    6.02%    6.59%**
--------------------------------------------------------------------------------
 * SINCE 7/18/94
** SINCE 7/31/94
                                                     SINCE
FLEX SHARES                       1 YEAR   5 YEARS  INCEPTION
--------------------------------------------------------------------------------
Limited-Term Federal
Mortgage Securities Fund          5.92%    4.95%    5.19%*
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year U.S.
Treasuries/Agencies Index         9.00%    6.06%    6.35%**
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasury Index               8.87%    6.02%    6.32%**
--------------------------------------------------------------------------------
 * SINCE 6/7/95
** SINCE 5/31/95


[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.29 trillion with a duration of 2.1 years and yield to maturity of 6.4%. The Merrill Lynch 1-5 Year U.S. Treasury Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.




[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                   2.50%             None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 None              2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                               0.65%            0.65%
Distribution and Service (12b-1) Fees                  0.23%            1.00%
Other Expenses                                         1.40%            0.95%
                                                       -----            -----
Total Annual Fund Operating Expenses                   2.28%*           2.60%*

*THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     Limited-Term Federal Mortgage Securities Fund - Investor Shares   0.96%
     Limited Term Federal Mortgage Securities Fund - Flex Shares       1.31%

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $475       $945     $1,440    $2,800
Flex Shares            $463       $808     $1,380    $2,934

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $475       $945     $1,440    $2,800
Flex Shares            $263       $808     $1,380    $2,934



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

20  PROSPECTUS

--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income exempt from
                                            federal and Maryland income tax,
                                            consistent with preservation of
                                            capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Maryland municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest in investment
                                            grade municipal securities
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Maryland residents who want income
                                            exempt from federal and state income
                                            taxes
--------------------------------------------------------------------------------




[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1997      7.90%
1998      4.91%
1999     -4.17%
2000     10.29%

            BEST QUARTER              WORST QUARTER
                3.84%                    -1.74%
             (12/31/00)                 (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.27%.

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------
                                                    MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS
GENERAL OBLIGATION BOND INDEX.

FLEX SHARES                         1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Maryland Municipal Bond Fund         8.29%        4.73%*
--------------------------------------------------------------------------------
Lehman Brothers General
Obligation Bond Index               10.96%        6.50%**
--------------------------------------------------------------------------------
 * SINCE 4/25/96
** SINCE 4/30/96


[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.




[COINS ICON OMITTED]
FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                    None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                                  2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   FLEX SHARES
Investment Advisory Fees                                               0.65%
Distribution and Service (12b-1) Fees                                  1.00%
Other Expenses                                                         0.32%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.97%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                Maryland Municipal Bond Fund - Flex Shares 1.64%

22   PROSPECTUS

--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Flex Shares            $400       $618     $1,062    $2,296

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Flex Shares            $200       $618     $1,062    $2,296



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                        High current income, while preserving
                                       capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                       Investment grade U.S. government and
                                       corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                 Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY          Attempts to identify securities that
                                       offer a comparably better return than
                                       similar securities for a given level of
                                       credit risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                       Income oriented investors who are willing
                                       to accept increased risk for the
                                       possibility of returns greater than money
                                       market investing
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1994     -0.33%
1995     11.68%
1996      3.66%
1997      6.46%
1998      6.73%
1999      0.76%
2000      7.39%


            BEST QUARTER              WORST QUARTER
                3.81%                    -0.63%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 4.21%.

24 PROSPECTUS

--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX.
                                                     SINCE
INVESTOR SHARES                 1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Short-Term Bond Fund             5.23%     4.54%     4.76%**
--------------------------------------------------------------------------------
Salomon 1-3 Year Treasury/
Government Sponsored/
Corporate Index                  8.15%     6.03%     5.77%**
--------------------------------------------------------------------------------
 *SINCE 3/22/93
**SINCE 3/31/93

                                                     SINCE
FLEX SHARES                     1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Short-Term Bond Fund             5.04%     4.62%     4.95%**
--------------------------------------------------------------------------------
Salomon 1-3 Year Treasury/
Government Sponsored/
Corporate Index                  8.15%     6.03%     6.22%**
--------------------------------------------------------------------------------
 *SINCE 6/20/95
**SINCE 6/30/95



[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.



[COINS ICON OMITTED]
FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                     2.00%           None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                   None            2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                               0.65%            0.65%
Distribution and Service (12b-1) Fees                  0.23%            1.00%
Other Expenses                                         0.83%            0.52%
                                                       -----            -----
Total Annual Fund Operating Expenses                   1.71%*           2.17%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT
 FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

            Short-Term Bond Fund - Investor Shares      0.91%
            Short-Term Bond Fund - Flex Shares          1.26%

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $370       $728     $1,110    $2,179
Flex Shares            $420       $679     $1,164    $2,503

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $370       $728     $1,110    $2,179
Flex Shares            $220       $679     $1,164    $2,503

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

26 PROSPECTUS

--------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                      High current income, while preserving
                                     capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                     Short-term U.S. Treasury securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY               Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY        Attempts to identify Treasury securities
                                     with maturities that offer a comparably
                                     better return potential and yield than
                                     either shorter maturity or longer maturity
                                     securities for a given level of interest
                                     rate risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                     Income oriented investors who are willing
                                     to accept increased risk for the
                                     possibility of returns greater than money
                                     market investing
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1994     1.28%
1995     8.39%
1996     4.38%
1997     5.70%
1998     6.09%
1999     2.55%
2000     6.48%


            BEST QUARTER              WORST QUARTER
                2.60%                    -0.13%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.27%.

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------
                                        SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY INDEX AND THE SALOMON 6 MONTH TREASURY BILL INDEX.

                                                     SINCE
INVESTOR SHARES                 1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                  5.41%     4.82%     4.67%*
--------------------------------------------------------------------------------
Salomon 1-3 Year Treasury Index  8.01%     5.95%     5.67%**
--------------------------------------------------------------------------------
Salomon 6 Month Treasury
Bill Index                       6.07%     5.39%     5.10%**
--------------------------------------------------------------------------------
 *SINCE 3/18/93
**SINCE 3/31/93

                                                     SINCE
FLEX SHARES                     1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                  4.23%     4.78%     4.86%*
--------------------------------------------------------------------------------
Salomon 1-3 Year Treasury Index  8.01%     5.95%     6.14%**
--------------------------------------------------------------------------------
Salomon 6 Month Treasury
Bill Index                       6.07%     5.39%     5.40%**
--------------------------------------------------------------------------------
 *SINCE 6/22/95
**SINCE 6/30/95




[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Salomon 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                    1.00%            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  None             2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                                0.65%            0.65%
Distribution and Service (12b-1) Fees                   0.18%            1.00%
Other Expenses                                          0.73%            0.31%
                                                        -----            -----
Total Annual Fund Operating Expenses                    1.56%*           1.96%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     Short-Term U.S. Treasury Securities Fund - Investor Shares    0.86
     Short-Term U.S. Treasury Securities Fund - Flex Shares        1.11%

28 PROSPECTUS

--------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $257       $588      $941     $1,938
Flex Shares            $399       $615     $1,057    $2,285

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $257       $588      $941     $1,938
Flex Shares            $199       $615     $1,057    $2,285


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 29

--------------------------------------------------------------------------------
                                                 U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities and U.S.
                                            Treasury obligations
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low to moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without
                                            adding undue risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to
                                            receive income from their investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995     16.95%
1996      2.08%
1997      8.60%
1998      7.74%
1999     -1.49%
2000     10.50%

            BEST QUARTER              WORST QUARTER
                5.81%                    -2.31%
              (6/30/95)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.20%.

30  PROSPECTUS

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX AND THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX.

                                                     SINCE
INVESTOR SHARES                 1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
U.S. Government
Securities Fund                  6.33%     4.59%     5.74%*
--------------------------------------------------------------------------------
Merrill Lynch Government/
Mortgage Index                  12.35%     6.63%     7.79%**
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
U.S. Government Bond Index      10.47%     6.18%     6.94%**
--------------------------------------------------------------------------------
 * SINCE 6/6/94
** SINCE 5/31/94
                                                     SINCE
FLEX SHARES                     1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
U.S. Government
Securities Fund                  7.96%     4.89%     5.34%*
--------------------------------------------------------------------------------
Merrill Lynch Government/
Mortgage Index                  12.35%     6.63%     7.19%**
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
U.S. Government Bond Index      10.47%     6.18%     6.56%**
--------------------------------------------------------------------------------
 * SINCE 6/7/95
** SINCE 5/31/95




[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Index is a synthetic index created by combining, at their respective market weights (i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                  INVESTOR SHARES   FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                   3.75%             None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 None              2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   INVESTOR SHARES   FLEX SHARES
Investment Advisory Fees                                0.74%            0.74%
Distribution and Service (12b-1) Fees                   0.38%            1.00%
Other Expenses                                          0.71%            0.30%
                                                        -----            -----
Total Annual Fund Operating Expenses                    1.83%*           2.04%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       U.S. Government Securities Fund - Investor Shares    1.22%
       U.S. Government Securities Fund - Flex Shares        1.73%

                                                                   PROSPECTUS 31

--------------------------------------------------------------------------------
                                                 U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $554       $929     $1,328    $2,442
Flex Shares            $407       $640     $1,098    $2,369

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Investor Shares        $554       $929     $1,328    $2,442
Flex Shares            $207       $640     $1,098    $2,369


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

32  PROSPECTUS

--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income exempt from
                                            federal and Virginia income tax,
                                            consistent with preservation of
                                            capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Virginia municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to limit risk by investing
                                            in investment grade municipal
                                            securities with an intermediate
                                            average maturity
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Virginia residents who want income
                                            exempt from federal and state income
                                            taxes
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1994     -6.47%
1995     14.37%
1996      2.94%
1997      7.24%
1998      5.32%
1999     -2.43%
2000      9.35%


            BEST QUARTER              WORST QUARTER
                6.10%                    -6.72%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.66%.

                                                                   PROSPECTUS 33

--------------------------------------------------------------------------------
                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION BOND INDEX AND THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

                                                     SINCE
INVESTOR SHARES                 1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Virginia Intermediate
Municipal Bond Fund              5.21%     3.61%     3.98%*
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
General Obligation
Bond Index                       7.68%     5.04%     5.25%**
--------------------------------------------------------------------------------
Lehman Brothers General
Obligation Bond Index           10.96%     5.85%     6.10%**
--------------------------------------------------------------------------------
 *SINCE 5/5/93
**SINCE 4/30/93


[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year General Obligation Bond Index is a widely-recognized index of municipal bonds with maturities ranging from 4 to 6 years. The Index represents various market sectors and geographic locations. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                               INVESTOR SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                 3.75%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                 None

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY INVESTOR SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                               INVESTOR SHARES
Investment Advisory Fees                                            0.65%
Distribution and Service (12b-1) Fees                               0.15%
Other Expenses                                                      0.31%
                                                                    -----
Total Annual Fund Operating Expenses                                1.11%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

        Virginia Intermediate Municipal Bond Fund - Investor Shares 0.79%

34 PROSPECTUS

--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS         5 YEARS       10 YEARS
        $484           $715            $964          $1,676


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 35

--------------------------------------------------------------------------------
                                                    VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY
INVESTMENT GOAL                             High current income exempt from
                                            federal and Virginia income taxes,
                                            consistent with preservation of
                                            capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Virginia municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest in investment
                                            grade municipal securities
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Virginia residents who want income
                                            exempt from federal and state income
                                            taxes
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1996      0.81%
1997      7.91%
1998      4.83%
1999     -5.68%
2000     10.72%

            BEST QUARTER              WORST QUARTER
                4.21%                    -2.93%
             (12/31/00)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 1.94%.

36 PROSPECTUS

--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.
                                                     SINCE
INVESTOR SHARES                 1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
Virginia Municipal Bond Fund     8.72%     3.56%     4.43%*
--------------------------------------------------------------------------------
Lehman Brothers General
Obligation Bond Index           10.96%     5.85%     6.67%**
--------------------------------------------------------------------------------
 * SINCE 4/14/95
** SINCE 3/31/95



[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                  FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                                 2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALE CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  FLEX SHARES
Investment Advisory Fees                                              0.65%
Distribution and Service (12b-1) Fees                                 1.00%
Other Expenses                                                        0.35%
                                                                      -----
Total Annual Fund Operating Expenses                                  2.00%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT
 FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                  Virginia Municipal Bond Fund - Flex Shares 1.70%

                                                                   PROSPECTUS 37

--------------------------------------------------------------------------------
                                                    VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Flex Shares            $403       $627     $1,078    $2,327

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
Flex Shares            $203       $627     $1,078    $2,327


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

38  PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


[LIFE PRESERVER ICON OMITTED] MORE INFORMATION ABOUT RISK

FIXED INCOME RISK

ALL FUNDS

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

         CREDIT RISK

         FLORIDA TAX-EXEMPT BOND FUND
         GEORGIA TAX-EXEMPT BOND FUND
         INVESTMENT GRADE BOND FUND
         INVESTMENT GRADE TAX-EXEMPT BOND FUND
         MARYLAND MUNICIPAL BOND FUND
         SHORT-TERM BOND FUND
         VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
         VIRGINIA MUNICIPAL BOND FUND

         The possibility that an issuer will be unable to make timely payments of either principal or interest.

         MUNICIPAL ISSUER RISK

         FLORIDA TAX-EXEMPT BOND FUND
         GEORGIA TAX-EXEMPT BOND FUND
         INVESTMENT GRADE TAX-EXEMPT BOND FUND
         MARYLAND MUNICIPAL BOND FUND
         VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
         VIRGINIA MUNICIPAL BOND FUND

         There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

         In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

FOREIGN SECURITY RISKS

HIGH INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

                                                                   PROSPECTUS 39

--------------------------------------------------------------------------------
                                         MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------


REGIONAL RISK

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
MARYLAND MUNICIPAL BOND FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

To the extent that the Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

[MOUNTAIN ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Virginia Intermediate Municipal Bond Fund and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFYING ICON OMITTED] INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management.
For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

FLORIDA TAX-EXEMPT BOND FUND                   0.60%
GEORGIA TAX-EXEMPT BOND FUND                   0.59%
HIGH INCOME FUND                               0.65%
INVESTMENT GRADE BOND FUND                     0.71%
INVESTMENT GRADE TAX-EXEMPT BOND FUND          0.70%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND  0.59%
MARYLAND MUNICIPAL BOND FUND                   0.55%
SHORT-TERM BOND FUND                           0.59%
SHORT-TERM U.S. TREASURY SECURITIES FUND       0.58%
U.S. GOVERNMENT SECURITIES FUND                0.70%
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND      0.62%
VIRGINIA MUNICIPAL BOND FUND                   0.64%

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each STI Classic Fund.

40   PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS

Mr. Ronald Schwartz, CFA, has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1988. He has managed the Florida Tax-Exempt Bond Fund since it began operating in January 1994, and the Investment Grade Tax-Exempt Bond Fund since it began operating in June 1992. He has more than 20 years of investment experience.

Ms. Gay Cash has served as a Vice President of Trusco since July 2000. She has managed the Georgia Tax-Exempt Bond Fund since it began operating in January 1994. Previously, she had served as First Vice President of SunTrust Bank, Atlanta since 1998, and had worked there since 1987. She has more than 22 years of investment experience.

The Investment Grade Bond Fund and the Limited-Term Federal Mortgage Securities Fund are co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. In January 2000 he was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has co-managed the Investment Grade Bond Fund since it began operating in June 1992 and has co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating in June 1994. Mr. Denney has more than 22 years of investment experience. In January 2000, Mr. West was named Managing Director of SunTrust Bank, and is now a Managing Director of Trusco, after serving as Managing Director of STI since 1985. Mr. West has co-managed the Investment Grade Bond Fund since it began operating in June 1992 and has co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating in June 1994. Mr. West has more than 15 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since 2000. He has managed the Maryland Municipal Bond Fund since 2000, the Virginia Municipal Bond Fund since 2000, and the Virginia Intermediate Municipal Bond Fund since 2000. Prior to joining Trusco, Mr. Calvert served as a fixed income trader from 1998 to 2000 for Tredegar Trust Company. He also served as Vice President, Investment Division, of Central Fidelity Bank from 1988 to 1998. Mr. Calvert has more than 28 years of investment experience.

Ms. Agnes G. Pampush, CFA, has served as a Managing Director of Trusco since July 2000, after serving as a Vice President of Trusco since 1998. Ms. Pampush was employed by Trusco from 1988 to 1996, and rejoined the firm in 1998. She has managed the Short-Term Bond Fund since February 1999, and the High Income Fund since April 2000. She has more than 19 years of investment experience.

Mr. David S. Yealy has served as a Managing Director of Trusco since July 2000. He has managed the Short-Term U.S. Treasury Securities Fund since July 1996. Prior to July 2000, Mr. Yealy was a First Vice President of Trusco and has worked there since 1991. He has more than 16 years of investment experience.

Mr. Neil J. Powers, CFA, joined Trusco in 1997 and serves as a Managing Director. He has managed the U.S. Government Securities Fund since 2000. Prior to joining Trusco, Mr. Powers worked at Putnam Investments, from 1986 to 1997, where he managed multi-sector bond funds and separately managed institutional accounts. He has more than 17 years of investment experience.


[HANDSHAKE ICON OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Investor Shares and Flex Shares of the Funds.

HOW TO PURCHASE FUND SHARES
A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

o Mail
o Telephone (1-800-874-4770)
o Wire
o Automated Clearing House (ACH)

                                                                   PROSPECTUS 41

--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers, and potentially unknown the investor's Advantage Account (an asset allocation account available through SunTrust Securities, Inc.). Please contact your financial institution directly and follow its procedures for Fund share transactions. Your broker or institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV
In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE
NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES
To purchase shares for the first time, you must invest in any Fund at least:

CLASS                            DOLLAR AMOUNT
--------------------------------------------------------------------------------
Investor Shares                     $2,000
Flex Shares             $5,000 ($2,000 for IRA accounts)
--------------------------------------------------------------------------------

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

FUNDLINK
FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

42 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


[DOLLAR ICON OMITTED] SALES CHARGES


FRONT-END SALES CHARGES - INVESTOR SHARES
The offering price of Investor Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund

                     YOUR SALES CHARGE    YOUR SALES CHARGE
                     AS A PERCENTAGE OF  AS A PERCENTAGE OF
IF YOUR INVESTMENT IS: OFFERING PRICE*  YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $100,000          3.75%               3.90%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000               3.25%               3.36%
--------------------------------------------------------------------------------
$250,000 but less
than $1,000,000             2.50%               2.56%
--------------------------------------------------------------------------------
$1,000,000 and over         None                None
--------------------------------------------------------------------------------

* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS.


Limited-Term Federal Mortgage Securities Fund

                     YOUR SALES CHARGE   YOUR SALES CHARGE
                     AS A PERCENTAGE OF  AS A PERCENTAGE OF
IF YOUR INVESTMENT IS: OFFERING PRICE*  YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $100,000          2.50%               2.50%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000               1.75%               1.78%
--------------------------------------------------------------------------------
$250,000 but less
than $1,000,000             1.25%               1.27%
--------------------------------------------------------------------------------
$1,000,000 and over         None                None
--------------------------------------------------------------------------------

* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS.

Short-Term Bond Fund

                     YOUR SALES CHARGE   YOUR SALES CHARGE
                     AS A PERCENTAGE OF  AS A PERCENTAGE OF
IF YOUR INVESTMENT IS: OFFERING PRICE*  YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $100,000          2.00%               2.04%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000               1.50%               1.52%
--------------------------------------------------------------------------------
$250,000 but less
than $1,000,000             1.00%               1.01%
--------------------------------------------------------------------------------
$1,000,000 and over         None                None
--------------------------------------------------------------------------------

* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS.


Short-Term U.S. Treasury Securities Fund

                     YOUR SALES CHARGE   YOUR SALES CHARGE
                     AS A PERCENTAGE OF  AS A PERCENTAGE OF
IF YOUR INVESTMENT IS: OFFERING PRICE*  YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $100,000          1.00%               1.01%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000               0.79%               0.76%
--------------------------------------------------------------------------------
$250,000 but less
than $1,000,000             0.50%               0.50%
--------------------------------------------------------------------------------
$1,000,000 and over         None                None
--------------------------------------------------------------------------------

* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of Investor Shares of a single Fund ("Reduced Sales Charges - Investor Shares" does not apply). However, if you redeem these Investor Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

WAIVER OF FRONT-END SALES CHARGE -- INVESTOR SHARES

The front-end sales charge will be waived on Investor Shares purchased:

o through reinvestment of dividends and distributions;

o through a SunTrust Securities, Inc. asset allocation account;

o by persons repurchasing shares they redeemed within the last 60 days (see "Repurchase of Investor Shares");

o by employees, and members of their immediate family, of SunTrust and its affiliates;

                                                                   PROSPECTUS 43

--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------



o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with SunTrust;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.


REPURCHASE OF INVESTOR SHARES
You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Investor Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 60 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- INVESTOR SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. The Funds will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Funds will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask the funds for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Investor Shares sold subject to a sales charge. As a result, shares of the Investor Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

44  PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES (CDSC) -- FLEX SHARES
You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The CDSC will be waived if you sell your Flex Shares for the following reasons:

o  to make certain withdrawals from a retirement plan (not including IRAs);

o  because of death or disability;

o for certain payments under the Systematic Withdrawal Plan (which is discussed later); or

o for exchanges from Trust or Investor Shares to Flex Shares where the total accumulated period from the original date of purchase is at least one year.

OFFERING PRICE OF FUND SHARES
The offering price of Investor Shares is the NAV next calculated after the transfer agent receives your request, plus any applicable front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.


HOW TO SELL YOUR FUND SHARES
If you own your shares through a brokerage account with SunTrust, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Flex Shares, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but may take up to seven days. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

                                                                   PROSPECTUS 45

--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


CLASS                            DOLLAR AMOUNT
--------------------------------------------------------------------------------
Investor Shares                     $2,000
Flex Shares             $5,000 ($2,000 for IRA accounts)
--------------------------------------------------------------------------------

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Currently, you may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES
When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund(s) receives your exchange request.

INVESTOR SHARES
You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. For purposes of computing the CDSC applicable to Flex Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

FLEX SHARES
You may exchange Flex Shares of any Fund for Flex Shares of any other Fund. Again, the CDSC will be computed as of the original date of purchase.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES
Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

46  PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distribution fees, as a percentage of average daily net assets are as follows:
For Investor Shares

     FLORIDA TAX-EXEMPT BOND FUND                     0.18%
     GEORGIA TAX-EXEMPT BOND FUND                     0.18%
     INVESTMENT GRADE BOND FUND                       0.43%
     INVESTMENT GRADE TAX-EXEMPT BOND FUND            0.43%
     LIMITED-TERM FEDERAL MORTGAGE
        SECURITIES FUND                               0.23%
     SHORT-TERM BOND FUND                             0.23%
     SHORT-TERM U.S. TREASURY SECURITIES FUND         0.18%
     U.S. GOVERNMENT SECURITIES FUND                  0.38%
     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND        0.15%

For Flex Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS
Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends.

The Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund, and the Prime Quality Money Market Fund expect that some portion of each Funds' distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                   PROSPECTUS 47


--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor Shares and Flex Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for each Fund, except the Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund for the periods ended prior to May 31, 1999, and the High Income Fund for periods prior to March 31, 2000, has been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, and Virginia Municipal Bond Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The financial highlights for the High Income Fund for the periods prior to March 31, 2000 have been audited by PricewaterhouseCooper LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



                                    NET
               NET              REALIZED AND                         DISTRIBUTIONS   NET                 NET
              ASSET       NET    UNREALIZED  DISTRIBUTIONS    TAX        FROM       ASSET              ASSETS       RATIO
              VALUE   INVESTMENT   GAINS       FROM NET      RETURN    REALIZED     VALUE                END     OF EXPENSES
            BEGINNING   INCOME  (LOSSES) ON   INVESTMENT       OF       CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
            OF PERIOD   (LOSS)   SECURITIES     INCOME      CAPITAL      GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
            --------- --------- ------------ -------------  -------   ----------  ---------  --------- --------  -----------
----------------------------
FLORIDA TAX-EXEMPT BOND FUND
----------------------------
  Investor Shares
    2001 ... $10.07     $0.42       $0.72       $(0.42)     $   --    $   --       $10.79      11.50%   $ 2,747     0.91%
    2000 ...  10.60      0.42       (0.49)       (0.42)      (0.04)       --        10.07      (0.68)     2,875     0.87
    1999 ...  10.72      0.40       (0.01)       (0.40)      (0.11)       --        10.60       3.62      3,799     0.87
    1998 ...  10.29      0.42        0.44        (0.42)      (0.01)       --        10.72       8.46      3,381     0.86
    1997 ...  10.07      0.44        0.25        (0.44)      (0.03)       --        10.29       7.00      3,226     0.85
  Flex Shares
    2001 ... $10.09     $0.37       $0.72       $(0.37)     $   --    $   --       $10.81      10.95%   $12,806     1.41%
    2000 ...  10.62      0.36       (0.49)       (0.36)      (0.04)       --        10.09      (1.17)     9,791     1.37
    1999 ...  10.74      0.35       (0.01)       (0.35)      (0.11)       --        10.62       3.13     14,762     1.37
    1998 ...  10.30      0.37        0.45        (0.37)      (0.01)       --        10.74       8.04      8,160     1.36
    1997 ...  10.08      0.39        0.25        (0.39)      (0.03)       --        10.30       6.48      3,000     1.35

----------------------------
GEORGIA TAX-EXEMPT BOND FUND
----------------------------
  Investor Shares
    2001 ...  $9.51     $0.38       $0.61       $(0.38)     $   --    $   --      $ 10.12      10.56%   $ 2,901     0.91%
    2000 ...  10.05      0.38       (0.50)       (0.38)      (0.04)       --         9.51      (1.26)     2,458     0.87
    1999 ...  10.13      0.37       (0.06)       (0.37)      (0.02)       --        10.05       3.13      3,676     0.87
    1998 ...   9.74      0.39        0.40        (0.39)      (0.01)       --        10.13       8.26      3,975     0.86
    1997 ...   9.58      0.40        0.21        (0.40)      (0.05)       --         9.74       6.47      3,511     0.85
  Flex Shares
    2001 ...  $9.51     $0.33       $0.60       $(0.33)     $   --    $   --       $10.11       9.92%   $14,079     1.41%
    2000 ...  10.04      0.33       (0.49)       (0.33)      (0.04)       --         9.51      (1.59)     8,827     1.37
    1999 ...  10.12      0.32       (0.06)       (0.32)      (0.02)       --        10.04       2.63     13,358     1.37
    1998 ...   9.73      0.34        0.40        (0.34)      (0.01)       --        10.12       7.74      8,264     1.36
    1997 ...   9.56      0.35        0.22        (0.35)      (0.05)       --         9.73       6.06      4,662     1.35

--------------------
HIGH INCOME FUND (A)
--------------------
  Flex Shares
    2001 ...  $7.88     $0.55      $(0.19)      $(0.55)     $   --    $   --       $ 7.69       4.74%   $19,875     1.40%
    2000(1) .  7.98      0.09       (0.10)       (0.09)         --        --         7.88      (0.13)     3,075     1.40
  For the years ended March 31:
    2000 ...  $9.77     $0.87      $(1.85)      $(0.81)     $   --    $   --       $ 7.98     (10.84)%  $ 2,032     1.73%
    1999 ...   9.99      0.51(++)    0.04        (0.57)      (0.15)    (0.05)        9.77       5.64      7,230     1.91
    1998 ...   9.73      0.34        0.44        (0.52)         --        --         9.99       8.18     24,413     1.87
    1997 ...   9.89      0.60       (0.16)       (0.60)         --        --         9.73       3.91     32,506     1.65



                                             RATIO OF NET
                              RATIO OF        INVESTMENT
                              EXPENSES       INCOME (LOSS)
              RATIO OF NET   TO AVERAGE      TO AVERAGE
               INVESTMENT    NET ASSETS      NET ASSETS
              INCOME (LOSS)  (EXCLUDING      (EXCLUDING    PORTFOLIO
               TO AVERAGE   WAIVERS AND      WAIVERS AND   TURNOVER
               NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)   RATE
              ------------ --------------- --------------- ---------
----------------------------
FLORIDA TAX-EXEMPT BOND FUND
----------------------------
  Investor Shares
    2001 ...     4.00%        1.38%             3.53%       59%
    2000 ...     4.05         1.36              3.56        88
    1999 ...     3.71         1.31              3.27        72
    1998 ...     3.98         1.34              3.50        69
    1997 ...     4.28         1.31              3.82       135
  Flex Shares
    2001 ...     3.49%        1.89%             3.01%       59%
    2000 ...     3.54         1.89              3.02        88
    1999 ...     3.21         1.88              2.70        72
    1998 ...     3.45         2.01              2.80        69
    1997 ...     3.78         2.28              2.85       135

----------------------------
GEORGIA TAX-EXEMPT BOND FUND
----------------------------
  Investor Shares
    2001 ...     3.83%        1.42%             3.32%       21%
    2000 ...     3.93         1.40              3.40        19
    1999 ...     3.67         1.25              3.29        12
    1998 ...     3.89         1.30              3.45         7
    1997 ...     4.10         1.33              3.62        15
  Flex Shares
    2001 ...     3.33%        1.89%             2.85%       21%
    2000 ...     3.43         1.95              2.85        19
    1999 ...     3.19         1.89              2.67        12
    1998 ...     3.39         2.02              2.73         7
    1997 ...     3.60         2.07              2.88        15

--------------------
HIGH INCOME FUND (A)
--------------------
  Flex Shares
    2001 ...     6.88%        2.13%             6.15%       10%
    2000(1)...   6.57         2.83              5.14        --
  For the years ended March 31:
    2000 ...     8.94%        2.95%             7.72%       24%
    1999 ...     5.09         2.22              4.78        95
    1998 ...     5.27         1.87              5.27       130
    1997 ...     5.49         1.70              5.44       123

(+) Return is for the period indicated and has not been annualized. Total return figures do not reflect applicable sales loads.
(++)Calculated using the average share method.
(1) For the two month period ended May 31, 2000. All ratios for the period have been annualized.
(A) On March 27, 2000, the ESC Strategic Income Fund exchanged all of its assets and certain liabilities for shares of the High Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 27, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.
Amounts designated as "--" are either $0 or round to $0.

48  PROSPECTUS


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Periods Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



                                    NET
               NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
              ASSET       NET    UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
              VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
            BEGINNING   INCOME  (LOSSES) ON   INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
            OF PERIOD   (LOSS)   SECURITIES     INCOME         GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
            --------- --------- ------------ ------------- -----------  ---------  --------- --------  -----------
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  Investor Shares
    2001 ...  $9.58     $0.57      $0.65       $(0.57)        $   --      $10.23    13.09%    $21,244     1.21%
    2000 ...  10.36      0.57      (0.78)       (0.57)            --        9.58    (2.17)     22,553     1.17
    1999 ...  10.65      0.52      (0.11)       (0.52)         (0.18)      10.36     3.86      34,913     1.17
    1998 ...  10.16      0.55       0.49        (0.55)            --       10.65    10.49      33,269     1.14
    1997 ...  10.06      0.56       0.10        (0.56)            --       10.16     6.66      33,165     1.15
  Flex Shares
    2001 ...  $9.59     $0.53      $0.65       $(0.53)        $   --      $10.24    12.54%    $25,791     1.70%
    2000 ...  10.37      0.52      (0.78)       (0.52)            --        9.59    (2.63)     20,056     1.66
    1999 ...  10.66      0.47      (0.11)       (0.47)         (0.18)      10.37     3.35      26,020     1.66
    1998 ...  10.17      0.51       0.49        (0.51)            --       10.66     9.99      13,111     1.65
    1997 ...  10.07      0.51       0.10        (0.51)            --       10.17     6.16       5,763     1.64

-------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------
  Investor Shares
    2001 ... $10.68     $0.40      $0.71       $(0.40)        $   --      $11.39    10.48%    $18,601     1.21%
    2000 ...  11.12      0.39      (0.30)       (0.39)         (0.14)      10.68     0.90      19,443     1.17
    1999 ...  11.41      0.38       0.11        (0.38)         (0.40)      11.12     4.35      25,195     1.17
    1998 ...  11.24      0.39       0.49        (0.39)         (0.32)      11.41     8.05      28,159     1.16
    1997 ...  11.12      0.40       0.33        (0.40)         (0.21)      11.24     6.69      31,857     1.15
  Flex Shares
    2001 ... $10.67     $0.34      $0.71       $(0.34)        $   --      $11.38     9.97%    $20,010     1.69%
    2000 ...  11.10      0.34      (0.29)       (0.34)         (0.14)      10.67     0.52      14,678     1.65
    1999 ...  11.40      0.33       0.10        (0.33)         (0.40)      11.10     3.78      16,518     1.65
    1998 ...  11.23      0.33       0.49        (0.33)         (0.32)      11.40     7.50       8,399     1.64
    1997 ...  11.11      0.35       0.33        (0.35)         (0.21)      11.23     6.19       4,681     1.63

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  Investor Shares
    2001 ... $ 9.60     $0.53      $0.40       $(0.53)        $   --      $10.00     9.84%    $   849     0.95%
    2000 ...   9.93      0.52      (0.33)       (0.52)            --        9.60     1.93       1,194     0.92
    1999 ...  10.11      0.51      (0.06)       (0.51)         (0.12)       9.93     4.47       2,214     0.92
    1998 ...  10.00      0.56       0.12        (0.56)         (0.01)      10.11     6.95       2,705     0.91
    1997 ...   9.97      0.56       0.04        (0.56)         (0.01)      10.00     6.17       2,426     0.90
  Flex Shares
    2001 ... $ 9.62     $0.50      $0.40       $(0.50)        $   --      $10.02     9.50%    $ 3,452     1.30%
    2000 ...   9.94      0.49      (0.32)       (0.49)            --        9.62     1.71       1,706     1.27
    1999 ...  10.12      0.48      (0.06)       (0.48)         (0.12)       9.94     4.14       2,119     1.27
    1998 ...  10.02      0.52       0.11        (0.52)         (0.01)      10.12     6.49       1,543     1.26
    1997 ...   9.99      0.52       0.04        (0.52)         (0.01)      10.02     5.80       1,409     1.25

--------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
--------------------------------
  Flex Shares
    2001 ...  $9.48     $0.33      $0.66       $(0.33)        $   --      $10.14    10.59%    $12,090     1.63%
    2000 ...  10.08      0.33      (0.60)       (0.33)            --        9.48    (2.66)      6,212     1.59
    1999(1)   10.24      0.15      (0.15)       (0.15)         (0.01)      10.08     0.05       7,723     1.59
  For the years ended November 30:
    1998 ...   9.96      0.33       0.28        (0.33)            --       10.24     6.17       3,246     1.57
    1997 ...   9.76      0.34       0.20        (0.34)            --        9.96     5.64         561     1.54
    1996(2)    9.53      0.20       0.23        (0.20)            --        9.76     7.67         113     1.55




                                            RATIO OF NET
                             RATIO OF        INVESTMENT
                             EXPENSES       INCOME (LOSS)
              RATIO OF NET   TO AVERAGE      TO AVERAGE
               INVESTMENT    NET ASSETS      NET ASSETS
              INCOME (LOSS)  (EXCLUDING      (EXCLUDING    PORTFOLIO
               TO AVERAGE   WAIVERS AND      WAIVERS AND   TURNOVER
               NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)   RATE
              ------------ --------------- --------------- ---------
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  Investor Shares
    2001 ...       5.77%         1.42%           5.56%        131%
    2000 ...       5.60          1.37            5.40         202
    1999 ...       4.87          1.36            4.68         221
    1998 ...       5.29          1.38            5.05         109
    1997 ...       5.48          1.41            5.22         298
  Flex Shares
    2001 ...       5.24%         1.99%           4.95%        131%
    2000 ...       5.14          1.99            4.81         202
    1999 ...       4.40          2.00            4.06         221
    1998 ...       4.76          2.11            4.30         109
    1997 ...       5.00          2.20            4.44         298

-------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------
  Investor Shares
    2001 ...       3.54%         1.37%           3.38%        285%
    2000 ...       3.59          1.33            3.43         226
    1999 ...       3.36          1.32            3.21         224
    1998 ...       3.43          1.43            3.16         378
    1997 ...       3.56          1.38            3.33         489
  Flex Shares
    2001 ...       3.04%         1.96%           2.77%        285%
    2000 ...       3.11          1.95            2.81         226
    1999 ...       2.86          2.03            2.48         224
    1998 ...       2.95          2.10            2.49         378
    1997 ...       3.08          2.15            2.56         489

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  Investor Shares
    2001 ...       5.39%         2.28%           4.06%        532%
    2000 ...       5.31          1.09            5.14         384
    1999 ...       5.03          1.52            4.43         379
    1998 ...       5.50          1.51            4.90         163
    1997 ...       5.55          1.48            4.97         133
  Flex Shares
    2001 ...       4.99%         2.60%           3.69%        532%
    2000 ...       4.97          2.38            3.86         384
    1999 ...       4.69          2.42            3.54         379
    1998 ...       5.16          2.72            3.70         163
    1997 ...       5.20          2.66            3.79         133

--------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
--------------------------------
  Flex Shares
    2001 ...       3.24%         1.97%           2.90%         42%
    2000 ...       3.34          1.95            2.98          14
    1999(1)        2.94          1.98            2.55          19
  For the years ended November 30:
    1998 ...       3.16          1.96            2.77          12
    1997 ...       3.43          2.00            2.97           5
    1996(2)        3.42          2.20            2.77           9

(+) Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on April 25, 1996. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The CrestFund Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or round to $0.

                                                                   PROSPECTUS 49


--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Periods Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods


                                    NET
               NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
              ASSET       NET    UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
              VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
            BEGINNING   INCOME  (LOSSES) ON   INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
            OF PERIOD   (LOSS)   SECURITIES     INCOME         GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
            --------- --------- ------------ ------------- -----------  ---------  --------- --------  -----------
--------------------
SHORT-TERM BOND FUND
--------------------
  Investor Shares
    2001 ... $ 9.67    $ 0.54    $0.39          $(0.54)        $   --     $10.06     9.90%    $ 4,176     0.90%
    2000 ...   9.93      0.51    (0.25)          (0.51)         (0.01)      9.67     2.67       1,446     0.87
    1999 ...  10.07      0.49    (0.10)          (0.50)         (0.03)      9.93     3.88       1,825     0.87
    1998 ...   9.91      0.53     0.17           (0.53)         (0.01)     10.07     7.19       1,949     0.86
    1997 ...   9.88      0.51     0.06           (0.51)         (0.03)      9.91     5.97       2,182     0.85
  Flex Shares
    2001 ... $ 9.67    $ 0.52    $0.39          $(0.52)        $   --     $10.06     9.60%    $10,682     1.25%
    2000 ...   9.93      0.48    (0.25)          (0.48)         (0.01)      9.67     2.31       2,065     1.22
    1999 ...  10.07      0.47    (0.11)          (0.47)         (0.03)      9.93     3.50       2,341     1.22
    1998 ...   9.91      0.50     0.17           (0.50)         (0.01)     10.07     6.84       2,110     1.21
    1997 ...   9.88      0.48     0.06           (0.48)         (0.03)      9.91     5.62       1,073     1.20

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  Investor Shares
    2001 ... $ 9.85    $ 0.48    $0.28          $(0.48)        $   --     $10.13     7.87%    $ 2,179     0.85%
    2000 ...   9.95      0.45    (0.10)          (0.45)            --       9.85     3.58       2,066     0.82
    1999 ...   9.96      0.46    (0.01)          (0.46)            --       9.95     4.54       2,799     0.82
    1998 ...   9.88      0.49     0.09           (0.50)            --       9.96     6.04       3,277     0.81
    1997 ...   9.84      0.50     0.04           (0.50)            --       9.88     5.59       3,921     0.80
  Flex Shares
    2001 ... $ 9.83    $ 0.46    $0.28          $(0.46)        $   --     $10.11     7.67%    $27,861     1.10%
    2000 ...   9.93      0.42    (0.10)          (0.42)            --       9.83     3.34       5,391     1.07
    1999 ...   9.94      0.44    (0.02)          (0.43)            --       9.93     4.32       4,931     1.07
    1998 ...   9.85      0.47     0.10           (0.48)            --       9.94     5.90       1,413     1.06
    1997 ...   9.82      0.47     0.03           (0.47)            --       9.85     5.19       1,091     1.05

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Investor Shares
    2001 ...$  9.86    $ 0.54    $0.52          $(0.54)        $   --     $10.38    10.95%    $ 6,617     1.21%
    2000 ...  10.28      0.54    (0.42)          (0.54)            --       9.86     1.19       1,407     1.17
    1999 ...  10.45      0.54    (0.17)          (0.54)            --      10.28     3.56       2,534     1.17
    1998 ...  10.02      0.57     0.43           (0.57)            --      10.45    10.23       3,225     1.16
    1997 ...   9.90      0.58     0.12           (0.58)            --      10.02     7.21       2,243     1.15
  Flex Shares
    2001 ...$  9.86    $ 0.49    $0.52          $(0.49)        $   --     $10.38    10.45%    $21,617    1.72%
    2000 ...  10.28      0.49    (0.42)          (0.49)            --       9.86     0.70       7,750     1.68
    1999 ...  10.46      0.49    (0.18)          (0.49)            --      10.28     2.99      11,520     1.68
    1998 ...  10.02      0.52     0.44           (0.52)            --      10.46     9.78       4,022     1.67
    1997 ...   9.91      0.53     0.11           (0.53)            --      10.02     6.57       2,801     1.66

---------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
---------------------------------------------
  Investor Shares
    2001 ...$  9.59     $0.42    $0.55          $(0.42)        $   --     $10.14    10.23%    $ 6,197     0.76%
    2000 ...  10.20      0.42    (0.56)          (0.42)         (0.05)      9.59    (1.24)      6,808     0.79
    1999(1)   10.45      0.22    (0.18)          (0.22)         (0.07)     10.20     0.35       7,706     0.79
  For years ended November 30:
    1998 ...  10.31      0.46     0.17           (0.45)         (0.04)     10.45     6.19       7,899     0.79
    1997 ...  10.21      0.47     0.09           (0.46)            --      10.31     5.65       7,826     0.79
    1996 ...  10.23      0.42    (0.02)          (0.42)            --      10.21     4.01       8,185     0.79

--------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
--------------------------------
  Flex Shares
    2001 ...$  9.68    $ 0.35    $0.66          $(0.35)        $   --     $10.34    10.58%    $ 7,983     1.69%
    2000 ...  10.48      0.36    (0.79)          (0.36)         (0.01)      9.68    (4.13)      5,367     1.65
    1999 ...  10.73      0.17    (0.18)          (0.18)         (0.06)     10.48    (0.16)      6,939     1.65
  For years ended November 30:
    1998 ...  10.48      0.37     0.28           (0.37)         (0.03)     10.73     6.24       3,697     1.64
    1997 ...  10.31      0.39     0.18           (0.39)         (0.01)     10.48     5.58       1,476     1.60
    1996 ...  10.43      0.38    (0.12)          (0.38)            --      10.31     2.58         787     1.57





                                           RATIO OF NET
                            RATIO OF        INVESTMENT
                            EXPENSES       INCOME (LOSS)
             RATIO OF NET   TO AVERAGE      TO AVERAGE
              INVESTMENT    NET ASSETS      NET ASSETS
             INCOME (LOSS)  (EXCLUDING      (EXCLUDING    PORTFOLIO
              TO AVERAGE   WAIVERS AND      WAIVERS AND   TURNOVER
              NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)   RATE
             ------------ --------------- --------------- ---------
--------------------
SHORT-TERM BOND FUND
--------------------
  Investor Shares
    2001 ...    5.47%         1.71%            4.66%        87%
    2000 ...    5.20          1.75             4.32         70
    1999 ...    4.92          1.59             4.20        108
    1998 ...    5.27          1.71             4.42         87
    1997 ...    5.16          1.58             4.43        118
  Flex Shares
    2001 ...    5.09%         2.17%            4.17%        87%
    2000 ...    4.85          2.41             3.66         70
    1999 ...    4.55          2.33             3.44        108
    1998 ...    4.93          2.85             3.29         87
    1997 ...    4.82          3.02             3.00        118

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  Investor Shares
    2001 ...    4.81%         1.56%            4.10%        87%
    2000 ...    4.50          1.44             3.88         50
    1999 ...    4.54          1.34             4.02         57
    1998 ...    5.07          1.33             4.55         39
    1997 ...    5.05          1.35             4.50         93
  Flex Shares
    2001 ...    4.45%         1.96%            3.59%        87%
    2000 ...    4.26          2.04             3.29         50
    1999 ...    4.22          2.25             3.04         57
    1998 ...    4.81          2.87             3.00         39
    1997 ...    4.75          2.51             3.29         93

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Investor Shares
    2001 ...    5.21%         1.83%            4.59%       207%
    2000 ...    5.34          2.14             4.37         29
    1999 ...    5.17          1.60             4.74         19
    1998 ...    5.53          1.76             4.93         14
    1997 ...    5.76          1.79             5.12         21
  Flex Shares
    2001 ...    4.71%         2.04%            4.39%       207%
    2000 ...    4.85          2.28             4.25         29
    1999 ...    4.66          2.08             4.26         19
    1998 ...    5.02          2.32             4.37         14
    1997 ...    5.26          2.42             4.50         21

---------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
---------------------------------------------
  Investor Shares
    2001 ...    4.20%         1.11%            3.85%        32%
    2000 ...    4.33          0.94             4.18         18
    1999(1)     4.17          0.93             4.03         19
  For years ended November 30:
    1998 ...    4.33          0.94             4.18         24
    1997 ...    4.56          0.94             4.41         30
    1996 ...    4.12          0.94             3.97         25

--------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
--------------------------------
  Flex Shares
    2001 ...    3.47%         2.00%            3.16%        60%
    2000 ...    3.61          2.08             3.18         19
    1999 ...    3.32          1.91             3.06          7
  For years ended November 30:
    1998 ...    3.46          1.92             3.18         28
    1997 ...    3.73          2.00             3.33         39
    1996 ...    3.73          1.97             3.33         24

(+) Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Virginia Intermediate Municipal Bond and CrestFund Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Municipal Bond and Virginia Municipal Bond Funds, respectively. The CrestFund Virginia Intermediate Municipal Bond and CrestFund Virginia Municipal Bond Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or round to $0.

50  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 51

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

52  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 53

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

54  PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------



INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456



FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.



STI-PS-008-0200

[PHOTO OMITTED]

STI CLASSIC FUNDS-FOR PARTICIPANTS
OF SUNTRUST BANKS SPONSORED
RETIREMENT PLANS

PROSPECTUS

OCTOBER 1, 2001

BALANCED FUND

CAPITAL APPRECIATION FUND

GROWTH AND INCOME FUND

INFORMATION AND TECHNOLOGY FUND
    (FORMERLY, E-COMMERCE OPPORTUNITY FUND)

INTERNATIONAL EQUITY FUND

INTERNATIONAL EQUITY INDEX FUND

INVESTMENT GRADE BOND FUND

LIMITED-TERM FEDERAL MORTGAGE
    SECURITIES FUND

MID-CAP EQUITY FUND

SHORT-TERM BOND FUND

SHORT-TERM U.S. TREASURY SECURITIES FUND

SMALL CAP GROWTH STOCK FUND

SMALL CAP VALUE EQUITY FUND

TAX SENSITIVE GROWTH STOCK FUND

U.S. GOVERNMENT SECURITIES FUND

VALUE INCOME STOCK FUND

PRIME QUALITY MONEY MARKET FUND

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

U.S. TREASURY MONEY MARKET FUND

LIFE VISION AGGRESSIVE GROWTH FUND

LIFE VISION GROWTH AND INCOME FUND

LIFE VISION MODERATE GROWTH FUND

INVESTMENT ADVISER TO THE FUNDS:

TRUSCO CAPITAL MANAGEMENT, INC.
(the "Adviser")

STI CLASSIC FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of each Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

   2   BALANCED FUND

   4   CAPITAL APPRECIATION FUND

   6   GROWTH AND INCOME FUND

   8   INFORMATION AND TECHNOLOGY FUND

  10   INTERNATIONAL EQUITY FUND

  13   INTERNATIONAL EQUITY INDEX FUND

  15   INVESTMENT GRADE BOND FUND

  18   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

  20   MID-CAP EQUITY FUND

  22   SHORT-TERM BOND FUND

  24   SHORT-TERM U.S. TREASURY SECURITIES FUND

  26   SMALL CAP GROWTH STOCK FUND

  28   SMALL CAP VALUE EQUITY FUND

  30   TAX SENSITIVE GROWTH STOCK FUND

  32   U.S. GOVERNMENT SECURITIES FUND

  34   VALUE INCOME STOCK FUND

  36   PRIME QUALITY MONEY MARKET FUND

  38   U.S. GOVERNMENT SECURITIES MONEY
       MARKET FUND

  40   U.S. TREASURY MONEY MARKET FUND

  43   LIFE VISION AGGRESSIVE GROWTH FUND

  46   LIFE VISION GROWTH AND INCOME FUND

  49   LIFE VISION MODERATE GROWTH FUND

  52   MORE INFORMATION ABOUT RISK

  54   MORE INFORMATION ABOUT FUND INVESTMENTS

  54   INVESTMENT ADVISER

  55   PORTFOLIO MANAGERS

  57   PURCHASING AND SELLING FUND SHARES

  59   DIVIDENDS AND DISTRIBUTIONS

  59   TAXES

  60   FINANCIAL HIGHLIGHTS

  66   HOW TO OBTAIN MORE INFORMATION ABOUT
       THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[SUITCASE ICON OMITTED] FUND SUMMARY

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

[INDEX ICON OMITTED] WHAT IS AN INDEX?

[COINS ICON OMITTED] FUND FEES AND EXPENSES

[MOUNTAIN PEAK ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFYING GLASS ICON OMITTED] INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED] PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------


[SUITCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current
                                            income
--------------------------------------------------------------------------------
INVESTMENT FOCUS
   PRIMARY                                  U.S. common stocks
   SECONDARY                                Bonds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            a history of earnings growth and
                                            bonds with minimal risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their
                                            investment, as well as an increase
                                            in its value
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995 25.51%
1996 12.13%
1997 21.14%
1998 19.55%
1999  4.66%
2000  4.79%

            BEST QUARTER              WORST QUARTER
               12.57%                    -5.70%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.61%.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                                   BALANCED FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE S&P 500 INDEX.

TRUST SHARES              1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Balanced Fund              4.79%     12.24%       11.48%*
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Government/
Credit Index              11.84%      6.23%        6.53%**
--------------------------------------------------------------------------------
S&P 500 Index             -9.11%     18.33%       18.25%**
--------------------------------------------------------------------------------
* SINCE 1/3/94
** SINCE 12/31/93


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   TRUST SHARES
Investment Advisory fees                                              0.95%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.05%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                             Balanced Fund   1.02%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $107            $334            $579          $1,283


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow, but do not
                                            need to receive income on their
                                            investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earning trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks, but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993        9.89%
1994       -7.41%
1995       31.15%
1996       20.31%
1997       31.13%
1998       28.06%
1999        9.71%
2000        1.62%

            BEST QUARTER              WORST QUARTER
               22.93%                    -11.16%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -2.63%.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2000 TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Capital Appreciation
Fund                      1.62%      17.63%      15.45%*
--------------------------------------------------------------------------------
S&P 500 Index            -9.11%      18.33%      17.20%**
--------------------------------------------------------------------------------
* SINCE 7/1/92
** SINCE 6/30/92


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                              1.15%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.25%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                       Capital Appreciation Fund    1.23%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

6 PROSPECTUS

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Long-term capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of
                                            companies with market
                                            capitalizations of at least $1
                                            billion with attractive valuation
                                            and/or above average earnings
                                            potential relative either to their
                                            sectors or the market as a whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            capital appreciation potential and
                                            some income with less volatility
                                            than the equity markets as a whole
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993  10.20%
1994  -0.81%
1995  29.38%
1996  19.06%
1997  27.69%
1998  18.20%
1999  14.17%
2000  1.43%


            BEST QUARTER              WORST QUARTER
               17.38%                    -10.36%
              (6/30/97)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -3.12%.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Growth and Income
Fund                       1.43%      15.79%     14.86%*
--------------------------------------------------------------------------------
S&P 500/BARRA
Value Index                6.08%      16.81%     16.96%**
--------------------------------------------------------------------------------
* SINCE 9/26/92
** SINCE 9/30/92



[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index, is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.




[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 TRUST SHARES
Investment Advisory Fees                                             0.90%
Other Expenses                                                       0.09%
                                                                     -----
Total Annual Fund Operating Expenses                                 0.99%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $101            $315            $547          $1,213


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS

--------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital growth
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Common stocks of companies
                                            benefiting from information and
                                            technology
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies
                                            benefiting from technology and
                                            information to achieve above average
                                            growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors with long-term
                                            investment goals who are willing to
                                            accept significant volatility for
                                            the possibility of higher returns
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Information and Technology Fund invests primarily in common stocks of U.S. companies that are expected to benefit substantially from information and technology and achieve above average growth. The Fund believes that information-oriented companies and technology-oriented companies offer the potential for significant long-term growth. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of corporations whose core line of business focuses on an emerging information-related or technology-related market. The second segment consists of established technology companies that provide the infrastructure to support the transfer of information. The third segment includes established, non-tech corporations from multiple industries that are harnessing the power of information to drive company growth. In selecting investments for the Fund, the Adviser uses a "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations which are significantly higher than average. As a result, the Fund's net asset value (NAV) may be more volatile than other, broadly diversified equity funds.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

2000   -16.75%


            BEST QUARTER              WORST QUARTER
               11.44%                    -25.18%
              (3/31/00)                (12/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -14.22%.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                 INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE GOLDMAN SACHS E-COMMERCE INDEX.

TRUST SHARES                       1 YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------
Information and
Technology Fund                   -16.75%        35.06%*
--------------------------------------------------------------------------------
Goldman Sachs
E-Commerce Index                  -41.32%        -7.40%*
--------------------------------------------------------------------------------
* SINCE 9/30/99




[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. Developed jointly by the Goldman Sachs E-Commerce research team and Goldman Sachs Index Services, the Goldman Sachs E-Commerce Index is built from a universe of 39 stocks. To be included in the index, firms must generate a majority of their revenues online, operate as virtual companies outside the traditional "bricks and mortar" framework or be key e-commerce infrastructure providers.



[COINS ICON OMITTED]

FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 TRUST SHARES
Investment Advisory Fees                                              1.10%
Other Expenses                                                        0.11%%
                                                                      ------
Total Annual Fund Operating Expenses                                  1.21%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $123            $384            $665          $1,466


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

10 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            good fundamentals or a history of
                                            consistent growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase in
                                            the value of their investment
                                            without regard to income, are
                                            willing to accept the increased
                                            risks of international investing for
                                            the possibility of higher returns,
                                            and want exposure to a diversified
                                            portfolio of international stocks
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1996  22.08%
1997  13.35%
1998  11.22%
1999   9.47%
2000  -3.46%


            BEST QUARTER              WORST QUARTER
               16.88%                    -18.28%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -10.72%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
International
Equity Fund               -3.46%     10.22%       14.69%*
--------------------------------------------------------------------------------
MSCI EAFE Index          -14.17%      7.14%        8.64%*
--------------------------------------------------------------------------------
* SINCE 1/31/95


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 TRUST SHARES
Investment Advisory Fees                                             1.25%
Other Expenses                                                       0.20%
                                                                     -----
Total Annual Fund Operating Expenses                                 1.45%

12 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $148            $459            $792          $1,735


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                                 INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Investment results that correspond
                                            to the performance of the MSCI
                                            EAFE-GDP Weighted Index
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks in MSCI
                                            EAFE-GDP Weighted Index
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Statistical analysis to track the
                                            Index
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors who want
                                            exposure to foreign markets and are
                                            willing to accept the increased
                                            risks of foreign investing for the
                                            possibility of higher returns
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI EAFE-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the Index using a statistical process. So, the Fund will not hold all stocks included in the Index.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995  10.73%
1996   6.04%
1997   8.99%
1998  30.02%
1999  30.66%
2000 -17.06%



            BEST QUARTER              WORST QUARTER
               21.26%                    -12.98%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -13.39%.

14 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST-GROSS DOMESTIC PRODUCT (MSCI EAFE-GDP) WEIGHTED INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity
Index Fund                -17.06%     10.24%      8.97%*
--------------------------------------------------------------------------------
MSCI EAFE-GDP
Weighted Index
(Price Return)            -16.45%      8.42%      7.60%**
--------------------------------------------------------------------------------
* SINCE 6/6/94
** SINCE 5/31/94




[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Weighted Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                             0.90%
Other Expenses                                                       0.25%
                                                                     -----
Total Annual Fund Operating Expenses                                 1.15%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                   International Equity Index Fund     1.06%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $117            $365            $633          $1,398


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
                                                      INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High total return through current
                                            income and capital appreciation,
                                            while preserving the principal
                                            amount invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and
                                            corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively
                                            inexpensive securities in a selected
                                            market index
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income
                                            from their investment, as well
                                            as an increase in the value of the
                                            investment
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

16 PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993  10.84%
1994  -3.32%
1995  17.80%
1996   2.34%
1997   9.08%
1998   9.19%
1999  -1.53%
2000   6.57%


            BEST QUARTER              WORST QUARTER
                6.11%                    -2.67%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 5.36%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Investment Grade
Bond Fund                    6.57%      5.05%     6.13%*
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit
Index                       11.84%      6.23%     7.01%**
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Bond Index        11.63%      6.46%     7.01%**
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade
Debt Funds Average           9.78%      5.47%     6.36%**
--------------------------------------------------------------------------------
* SINCE 7/16/92
** SINCE 7/31/92




[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index that combines the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Government/Credit Index consists of U.S. government obligations and corporate debt securities. The Lehman Brothers Mortgage-Backed Securities Index consists of mortgage-backed securities rated AAA. The Lehman Brothers U.S. Aggregate Bond Index includes fixed income securities rated investment grade (BBB) or higher, with maturities of at least one year. The securities in the Index have outstanding par values of at least $100 million for U.S. government obligations and $25 million for the others. The Lipper Intermediate Investment Grade Debt Funds Average is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term investment grade bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
                                                      INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                              0.74%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.84%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                   Investment Grade Bond Fund      0.82%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR       3 YEARS         5 YEARS        10 YEARS
          $86         $268            $466           $1,037


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

18 PROSPECTUS

--------------------------------------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that
                                            are less prone to prepayment risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to
                                            receive income from their investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that the Adviser believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995 12.14%
1996  4.53%
1997  6.74%
1998  6.90%
1999  1.25%
2000  8.60%


            BEST QUARTER              WORST QUARTER
                4.05%                    -0.29%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.80%.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. TREASURIES/AGENCIES INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Limited-Term Federal
Mortgage Securities
Fund                         8.60%      5.57%    6.10%*
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasuries/Agencies
Index                        9.00%      6.06%    6.64%**
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasury Index          8.87%      6.02%    6.61%**
--------------------------------------------------------------------------------
* SINCE 6/6/94
** SINCE 5/31/94


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Treasuries/Agencies Index includes U.S. Government Treasury and Agency Bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.29 trillion with duration of 2.1 years and yield to maturity of 6.4%. The Merrill Lynch 1-5 Year U.S. Treasury Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities 1 year or greater and no more than 5 years.




[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                               0.65%
Other Expenses                                                         0.11%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.76%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

            Limited-Term Federal Mortgage Securities Fund    0.71%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $78           $243            $422            $942



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

20 PROSPECTUS

--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential
                                            at an attractive price
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow and who are
                                            willing to accept more volatility
                                            for the possibility of higher
                                            returns
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have small- to mid-sized market capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index) and that have above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995  31.22%
1996  15.42%
1997  21.23%
1998   6.48%
1999  16.14%
2000  -2.97%


            BEST QUARTER              WORST QUARTER
               24.73%                    -19.96%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.29%.

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------
                                                             MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P MID CAP 400 INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Mid-Cap
Equity Fund               -2.97%      10.92%     11.85%*
--------------------------------------------------------------------------------
S&P Mid Cap
400 Index                 17.50%      20.41%     17.90%**
--------------------------------------------------------------------------------
* SINCE 2/2/94
** SINCE 1/31/94


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Mid Cap 400 Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 TRUST SHARES
Investment Advisory Fees                                             1.15%
Other Expenses                                                       0.10%
                                                                     -----
Total Annual Fund Operating Expenses                                 1.25%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                         Mid-Cap Equity Fund    1.23%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

22 PROSPECTUS

--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and
                                            corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that
                                            offer a comparably better return
                                            than similar securities for a given
                                            level of credit risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are
                                            willing to accept increased risk for
                                            the possibility of returns greater
                                            than money market investing
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1994  -0.07%
1995  11.77%
1996   3.90%
1997   6.78%
1998   6.84%
1999   0.92%
2000   7.64%


            BEST QUARTER              WORST QUARTER
                3.76%                    -0.58%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 4.32%.

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE SALOMON 1-3 YEAR
TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Short-Term Bond Fund         7.64%      5.19%     5.31%*
--------------------------------------------------------------------------------
Salomon 1-3 Year
Treasury/Government
Sponsored/Corporate
Index                        8.15%      6.03%     5.75%**
--------------------------------------------------------------------------------
* SINCE 3/15/93
** SINCE 2/28/93


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.11%
                                                                    -----
Total Annual Fund Operating Expenses                                0.76%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                        Short-Term Bond Fund    0.71%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $78           $243            $422            $942



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

24 PROSPECTUS

--------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Short-term U.S. Treasury securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify Treasury
                                            securities with maturities that
                                            offer a comparably better return
                                            potential and yield than either
                                            shorter maturity or longer maturity
                                            securities for a given level of
                                            interest rate risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are
                                            willing to accept increased risk for
                                            the possibility of returns greater
                                            than money market investing
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1994   1.41%
1995   8.58%
1996   4.52%
1997   5.86%
1998   6.24%
1999   2.71%
2000   6.65%


            BEST QUARTER              WORST QUARTER
                2.61%                    -0.10%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.35%.

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                                        SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY INDEX AND THE SALOMON 6 MONTH TREASURY BILL INDEX.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund              6.65%      5.18%    4.96%*
--------------------------------------------------------------------------------
Salomon 1-3 Year
Treasury Index               8.01%      5.95%    5.65%**
--------------------------------------------------------------------------------
Salomon 6 Month
Treasury Bill Index          6.07%      5.39%    5.08%**
--------------------------------------------------------------------------------
* SINCE 3/15/93
** SINCE 2/28/93



[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Salomon 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.




[COINS ICON OMITTED]

FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                             0.65%
Other Expenses                                                       0.12%
                                                                     -----
Total Annual Fund Operating Expenses                                 0.77%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              Short-Term U.S. Treasury Securities Fund    0.71%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $79           $246            $428            $954



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

26 PROSPECTUS

--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap common stocks of
                                            growth companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Identifies small cap companies with
                                            above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow, but do not
                                            need current income
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1999  20.55%
2000  11.76%

            BEST QUARTER              WORST QUARTER
               20.77%                    -11.36%
              (6/30/99)                 (3/31/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.72%.

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P SMALL CAP 600 INDEX.

TRUST SHARES                      1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Growth
Stock Fund                        11.76%          35.60%*
--------------------------------------------------------------------------------
S&P Small Cap 600 Index           11.80%          18.96%**
--------------------------------------------------------------------------------
* SINCE 10/8/98
** SINCE 9/30/98


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600 Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.




[COINS ICON OMITTED] PERFORMANCE FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                              1.15%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.25%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares are the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

28 PROSPECTUS

--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued
                                            small cap stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the
                                            value of their investment to grow,
                                            but want to receive some income from
                                            their investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small sized companies (I.E., companies with market capitalizations under $2 billion) that it believes are undervalued in the market.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization common stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995   30.99%
1996   34.25%
1997   32.59%
1998  -13.45%
1999   -2.72%
2000   17.96%


            BEST QUARTER              WORST QUARTER
               19.82%                    -21.99%
              (6/30/99)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 14.84%.

                                                                   PROSPECTUS 29

--------------------------------------------------------------------------------
                                                     SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE TO THOSE OF RUSSELL 2000 VALUE INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Value
Equity Fund               17.96%      12.07%     14.31%*
--------------------------------------------------------------------------------
Russell 2000
Value Index               22.83%      12.60%     13.14%*
--------------------------------------------------------------------------------
* SINCE 8/31/94


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000 Index with lower growth rates and price-to-book ratios.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                              1.15%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.25%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares are the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

30 PROSPECTUS

--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital growth with
                                            nominal dividend income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of growth
                                            companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies that
                                            have above-average growth potential
                                            and uses a low portfolio turnover
                                            strategy to reduce capital gains
                                            distributions
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the
                                            value of their investment while
                                            minimizing taxable capital gains
                                            distributions
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1998, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*



[BAR GRAPH OMITTED]
[PLOT POINTS TO FOLLOW:]

1996   21.04%
1997   28.76%
1998   31.73%
1999   24.74%
2000  -12.15%

            BEST QUARTER              WORST QUARTER
               27.74%                    -11.19%
             (12/31/98)                (12/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -12.93%.

                                                                   PROSPECTUS 31

--------------------------------------------------------------------------------
                                                 TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Tax Sensitive
Growth Stock Fund        -12.15%      17.61%*     17.61%*
--------------------------------------------------------------------------------
S&P 500 Index             -9.11%      18.33%*     18.33%*
--------------------------------------------------------------------------------
 * SINCE 12/31/95


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.10%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.25%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

32 PROSPECTUS

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities and U.S.
                                            Treasury obligations
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low to moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without
                                            adding undue risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to
                                            receive income from their investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1995  17.33%
1996   2.55%
1997   8.94%
1998   8.16%
1999  -0.97%
2000  10.98%


            BEST QUARTER              WORST QUARTER
                5.89%                    -2.24%
              (6/30/95)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.40%.

                                                                   PROSPECTUS 33

--------------------------------------------------------------------------------
                                                 U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX AND THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Government
Securities Fund             10.98%      5.84%    6.89%*
--------------------------------------------------------------------------------
Merrill Lynch Government/
Mortgage Index              12.35%      6.63%    7.73%**
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
U.S. Government
Bond Index                  10.47%      6.18%    6.90%**
--------------------------------------------------------------------------------
* SINCE 8/1/94
** SINCE 7/31/94


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Index is a synthetic index created by combining, at their respective market weights (i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                               0.74%
Other Expenses                                                         0.11%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.85%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                   U.S. Government Securities Fund    0.82%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $87           $271            $471           $1,049



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

34 PROSPECTUS

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Current income
  SECONDARY                                 Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-
                                            paying, undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            current income and capital
                                            appreciation with less volatility
                                            than the average stock fund
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*



[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1991   39.30%
1992   20.05%
1993   11.14%
1994    3.54%
1995   35.93%
1996   19.46%
1997   27.08%
1998   10.58%
1999   -2.93%
2000   10.85%


            BEST QUARTER              WORST QUARTER
               18.56%                    -12.14%
              (3/31/91)                 (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.78%.

                                                                   PROSPECTUS 35

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES               1 YEAR      5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Value Income
Stock Fund                    10.85%      12.55%    16.80%
--------------------------------------------------------------------------------
S&P 500/
BARRA Value
Index                          6.08%      16.81%    16.87%
--------------------------------------------------------------------------------


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.10%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.90%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $92             $287            $498          $1,108


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

36 PROSPECTUS

--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify money market
                                            instruments with the most attractive
                                            risk/return trade-off
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to
                                            receive current income from their
                                            investment
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993  2.77%
1994  3.77%
1995  5.47%
1996  4.99%
1997  5.15%
1998  5.10%
1999  4.74%
2000  6.04%

            BEST QUARTER              WORST QUARTER
                1.55%                     0.68%
              (9/30/00)                 (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.35%.

                                                                   PROSPECTUS 37

--------------------------------------------------------------------------------
                                                 PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. FIRST TIER AVERAGE.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Prime Quality Money
Market Fund                  6.04%      5.20%    4.63%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Average           5.80%      5.04%    4.50%**
--------------------------------------------------------------------------------
* SINCE 6/8/92
** SINCE 5/31/92

To obtain more information about the Fund's yield, call 1-800-814-3397.




[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Average is a widely-recognized composite of money market funds which invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.




[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                             0.65%
Other Expenses                                                       0.10%
                                                                     -----
Total Annual Fund Operating Expenses                                 0.75%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                  Prime Quality Money Market Fund     0.64%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

38 PROSPECTUS

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. Treasury and government agency
                                            securities, and repurchase
                                            agreements
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without
                                            adding undue risk by analyzing
                                            yields
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to
                                            receive current income
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993       2.67%
1994       3.64%
1995       5.39%
1996       4.81%
1997       4.99%
1998       4.88%
1999       4.41%
2000       5.71%

            BEST QUARTER              WORST QUARTER
                1.49%                     0.65%
             (12/31/00)                 (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.34%.

                                                                   PROSPECTUS 39

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. U.S. GOVERNMENT & AGENCY AVERAGE.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Government
Securities Money
Market Fund                  5.71%      4.96%    4.45%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
U.S. Government
& Agency Average             5.65%      4.91%    4.39%**
--------------------------------------------------------------------------------
* SINCE 6/8/92
** SINCE 5/31/92

To obtain more information about the Fund's yield, call 1-800-814-3397.


[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. U.S. Government & Agency Average is a widely-recognized composite of all money market funds which invest in U.S. Treasury Bills, repurchase agreements or securities issued by agencies of the U.S. government. The number of funds in the Average varies.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   TRUST SHARES
Investment Advisory Fees                                               0.65%
Other Expenses                                                         0.10%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.75%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

           U.S. Government Securities Money Market Fund     0.66%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

40 PROSPECTUS

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            maintaining liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments issued and
                                            guaranteed by the U.S. Treasury
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing in U.S. Treasury
                                            obligations and repurchase
                                            agreements
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to
                                            receive current income from their
                                            investment
--------------------------------------------------------------------------------




[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1991   5.75%
1992   3.40%
1993   2.51%
1994   3.50%
1995   5.33%
1996   4.77%
1997   4.93%
1998   4.82%
1999   4.38%
2000   5.63%


            BEST QUARTER              WORST QUARTER
                1.63%                     0.61%
              (3/31/91)                (12/31/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.15%.

                                                                   PROSPECTUS 41

--------------------------------------------------------------------------------
                                                 U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

TRUST SHARES       1 YEAR         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
U.S. Treasury
Money Market
Fund                5.63%          4.91%           4.50%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
U.S. Treasury &
Repo Average        5.58%          4.88%            N/A
--------------------------------------------------------------------------------

To obtain more information about the Fund's current yield, call 1-800-814-3397.



[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities. The number of funds in the Average varies.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                              0.65%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.75%*

THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

         U.S. Treasury Money Market Fund Trust Shares    0.66%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

42 PROSPECTUS

--------------------------------------------------------------------------------
RISK/RETURN INFORMATION COMMON TO THE LIFE VISION FUNDS
--------------------------------------------------------------------------------

The Life Vision Aggressive Growth Fund, Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund (each a "Life Vision Fund," and collectively, the "Life Vision Funds"), and each underlying STI Classic Fund in which they invest are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Life Vision Fund is based on the market prices of the securities the underlying STI Classic Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the underlying STI Classic Fund owns and the markets in which they trade. The effect on a Life Vision Fund of a change in the value of a single security will depend on how widely the Life Vision Fund and the underlying STI Classic Funds diversify their holdings.

Like other investments, you could lose money on your investment in a Life Vision Fund. Your investment in a Life Vision Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Life Vision Funds provide investors with the opportunity to purchase three distinct asset allocations strategies implemented through investments in Trust Class Shares of selected STI Classic Funds. By investing in the Life Vision Funds, investors have the opportunity to diversify and allocate their assets among the broad range of Funds in the STI Classic Funds.

The assets of each Life Vision Fund will be allocated among underlying STI Classic Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying STI Classic Funds. Each Life Vision Fund has the ability to invest its assets allocated to a particular asset class in one or more of the underlying STI Classic Funds, which have different investment objectives, policies and risk characteristics. Although the Life Vision Funds currently expect to invest in one or more of the underlying STI Classic Funds discussed in this STI Classic prospectus, the Adviser has the discretion to change the particular underlying STI Classic Funds used as investments by the Life Vision Funds. If determined to be in the best interest of the Life Vision Funds, the Adviser reserves the right to substitute or include other underlying STI Classic Funds, including STI Classic Funds that do not currently exist, if it determines that doing so is in the best interest of the Fund. Before investing, make sure that the Life Vision Fund's goal matches your own.

                                                                   PROSPECTUS 43

--------------------------------------------------------------------------------
                                              LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------




[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and money market Funds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing at least 80% of the Life
                                            Vision Fund's total assets in STI
                                            Classic Equity Funds
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value
                                            of their investment to grow, but do
                                            not need to receive income on their
                                            investment, and are willing to be
                                            subject to the risks of equity
                                            securities
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Life Vision Aggressive Growth Fund invests at least 80% of its total assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                                   (PERCENTAGE OF THE LIFE
                                  VISION AGGRESSIVE GROWTH
ASSET CLASS                            FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity Funds                                 80-100%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Value Equity Fund
     Small Cap Growth Stock Fund
     Value Income Stock Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund

Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity securities, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.



                                                                     (CONTINUED)

44 PROSPECTUS

--------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------




[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, the Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The periods prior to June 1997, when the Life Vision Fund began operating, represent the performance of the Adviser's similarly managed asset allocation program. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's asset allocation program was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993   12.14%
1994   -4.30%
1995   25.12%
1996   16.62%
1997   22.53%
1998   12.31%
1999   10.31%
2000    6.30%

            BEST QUARTER              WORST QUARTER
               18.72%                    -15.23%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THIS LIFE VISION FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -2.63%.

THIS TABLE COMPARES THIS LIFE VISION FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2000, TO THOSE OF A HYBRID 61/15/12/10/2 BLEND OF THE FOLLOWING BENCHMARKS: THE RUSSELL 1000 INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX, RUSSELL 2000 INDEX, SALOMON 3-MONTH TREASURY BILL INDEX AND THE RUSSELL MID-CAP INDEX.

TRUST SHARES               1 YEAR       5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Life Vision Aggressive
Growth Fund                    6.30%      13.48%    12.29%*
--------------------------------------------------------------------------------
Hybrid 61/15/12/10/2
Blend of the Following
Market Indices                -6.18%      14.48%    14.41%*
--------------------------------------------------------------------------------
Russell 1000 Index            -7.79%      18.16%    16.99%*
--------------------------------------------------------------------------------
MSCI EAFE Index              -14.17%       7.14%    10.62%*
--------------------------------------------------------------------------------
Russell 2000 Index            -3.02%      10.32%    11.85%*
--------------------------------------------------------------------------------
Salomon 3-Month
Treasury Bill Index            5.97%       5.25%     4.91%*
--------------------------------------------------------------------------------
Russell Mid-Cap Index          8.25%      16.68%    15.89%*
--------------------------------------------------------------------------------
* SINCE 12/31/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a widely-recognized, capitalization-weighted larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country. The Russell 2000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Salomon 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell Mid-Cap Index measures the performance of those Frank Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Index.

                                                                   PROSPECTUS 45

--------------------------------------------------------------------------------
                                              LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------



[COINS ICON OMITTED] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THIS LIFE VISION FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THIS LIFE VISION FUND'S SHARES. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                             0.25%
Other Expenses                                                       0.18%
                                                                     -----
Total Annual Fund Operating Expenses                                 0.43%*

THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                 Life Vision Aggressive Growth Fund    0.25%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $44             $138            $241           $542


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

46 PROSPECTUS

--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and bond funds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset
                                            allocation strategy in a combination
                                            of STI Classic Equity and, to a
                                            lesser extent, Bond Funds
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want their assets to
                                            grow, but want to moderate the risks
                                            of equity securities through
                                            investment of a portion of their
                                            assets in bonds
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Life Vision Growth and Income Fund invests at least 70% to 80% of its total assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                                   (PERCENTAGE OF THE LIFE
                                      VISION GROWTH AND
ASSET CLASS                         INCOME FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity Funds                                 50-80%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Value Equity Fund
     Small Cap Growth Stock Fund
     Value Income Stock Fund
Bond Funds                                   20-50%
     Short-Term Bond Fund
     Investment Grade Bond Fund
     Limited-Term Federal Mortgage
        Securities Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund

Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

                                                                   PROSPECTUS 47

--------------------------------------------------------------------------------
                                              LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The periods prior to June 1997, when the Life Vision Fund began operating, represent the performance of the Adviser's similarly managed asset allocation program. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's asset allocation program was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S TRUST SHARES FROM YEAR TO YEAR.*



[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993   10.02%
1994   -3.52%
1995   22.68%
1996   12.16%
1997   18.08%
1998   11.16%
1999    7.95%
2000    7.08%

            BEST QUARTER              WORST QUARTER
               13.65%                    -10.20%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THIS LIFE VISION FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -0.71%.

THIS TABLE COMPARES THIS LIFE VISION FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2000 TO THOSE OF THE HYBRID 40/17/16/13/12/2 BLEND OF THE FOLLOWING MARKET INDICES: THE RUSSELL 1000 INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI
EAFE) INDEX, RUSSELL 2000 INDEX AND THE RUSSELL MID-CAP INDEX.

TRUST SHARES                 1 YEAR      5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Life Vision Growth
and Income Fund                7.08%      11.22%    10.46%*
--------------------------------------------------------------------------------
Hybrid 40/17/16/13/12/2
Blend of the Following
Market Indices                -2.27%      12.19%    12.55%*
--------------------------------------------------------------------------------
Russell 1000 Index            -7.79%      18.16%    16.99%*
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Corporate/
Government Index               8.88%       6.08%     6.19%*
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit
Index                         11.84%       6.23%     7.08%*
--------------------------------------------------------------------------------
MSCI EAFE Index              -14.17%       7.14%    10.62%*
--------------------------------------------------------------------------------
Russell 2000 Index            -3.02%      10.32%    11.85%*
--------------------------------------------------------------------------------
Russell Mid-Cap Index          8.25%      16.68%    15.89%*
--------------------------------------------------------------------------------
* SINCE 12/31/92

                                                                     (CONTINUED)

48         PROSPECTUS

--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------



[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. Corporate securities and U.S. Government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year. The MSCI EAFE Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country. The Russell 2000 Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Russell Mid-Cap Index measures the performance of those Frank Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Index.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE LIFE VISION FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THIS LIFE VISION FUND'S SHARES. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                               0.25%
Other Expenses                                                         0.14%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.39%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                Life Vision Growth and Income Fund    0.25%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $40             $125            $219           $493



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

                                                                   PROSPECTUS 49


--------------------------------------------------------------------------------
                                                LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------



[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current
                                            income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and bond funds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset
                                            allocation strategy in a combination
                                            of STI Classic Equity and Bond Funds
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their
                                            investment, as well as an increase
                                            in its value, and are willing to be
                                            subject to the risks of equity
                                            securities
--------------------------------------------------------------------------------



[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Funds Money Market Funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                                   (PERCENTAGE OF THE LIFE
                                       VISION MODERATE
ASSET CLASS                         GROWTH FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity Funds                                 35-65%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Value Equity Fund
     Small Cap Growth Stock Fund
     Value Income Stock Fund
Bond Funds                                   35-65%
     Short-Term Bond Fund
     Investment Grade Bond Fund
     Limited-Term Federal Mortgage
        Securities Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund

Other STI Class Funds may be utilized in the future.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.


                                                                     (CONTINUED)

50 PROSPECTUS

--------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The periods prior to June 1997, when the Life Vision Fund began operating, represent the performance of the Adviser's similarly managed asset allocation program. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's asset allocation program was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]

1993     9.26%
1994    -2.97%
1995    20.52%
1996    10.51%
1997    16.41%
1998    11.15%
1999     6.19%
2000     5.46%



            BEST QUARTER              WORST QUARTER
               11.24%                    -7.99%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THIS LIFE VISION FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.00%.


THIS TABLE COMPARES THIS LIFE VISION FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF A HYBRID 27/26/22/14/10/1 BLEND OF THE FOLLOWING BENCHMARKS: THE RUSSELL 1000 INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX, RUSSELL 2000 INDEX AND THE RUSSELL MID-CAP INDEX.

TRUST SHARES                  1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Life Vision Moderate
Growth Fund                    5.46%       9.87%     9.36%*
--------------------------------------------------------------------------------
Hybrid 27/26/22/14/10/1
Blend of the following
Benchmarks                     0.69%      10.42%    10.88%*
--------------------------------------------------------------------------------
Russell 1000 Index            -7.79%      18.16%    16.99%*
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Corporate/
Government Index               8.88%       6.08%     6.19%*
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit
Index                         11.84%       6.23%     7.08%*
--------------------------------------------------------------------------------
MSCI EAFE Index              -14.17%       7.14%    10.62%*
--------------------------------------------------------------------------------
Russell 2000 Index            -3.02%      10.32%    11.85%*
--------------------------------------------------------------------------------
Russell Mid-Cap Index          8.25%      16.68%    15.89%*
--------------------------------------------------------------------------------
* SINCE 12/31/92

                                                                   PROSPECTUS 51


--------------------------------------------------------------------------------
                                                LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------



[INDEX ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. Corporate securities and U.S. Government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country. The Russell 2000 Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Russell Mid-Cap Index measures the performance of those Frank Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Index.




[COINS ICON OMITTED] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THIS LIFE VISION FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THIS LIFE VISION FUND'S SHARES. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   TRUST SHARES
Investment Advisory Fees                                               0.25%
Other Expenses                                                         0.12%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.37%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                 Life Vision Moderate Growth Fund     0.25%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS      10 YEARS
        $38          $119           $208          $468



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Adviser."

52 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------



[LIFE PRESERVER ICON OMITTED]

MORE INFORMATION ABOUT RISK EQUITY RISK

BALANCED FUND
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INFORMATION AND TECHNOLOGY FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND
MID-CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND
LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK

BALANCED FUND
INVESTMENT GRADE BOND FUND
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
SHORT-TERM BOND FUND
SHORT-TERM U.S. TREASURY SECURITIES FUND
U.S. GOVERNMENT SECURITIES FUND
LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:


   CREDIT RISK

   BALANCED FUND
   INVESTMENT GRADE BOND FUND
   SHORT-TERM BOND FUND

   The possibility that an issuer will be unable to make timely payments of either principal or interest.

                                                                   PROSPECTUS 53

--------------------------------------------------------------------------------
                                                     MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


TRACKING ERROR RISK

INTERNATIONAL EQUITY INDEX FUND

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

54 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND INVESTMENTS AND INVESTMENT ADVISER
--------------------------------------------------------------------------------


[MOUNTAIN PEAK ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Money Market Funds) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid-to large-cap common stocks that would not ordinarily be consistent with a Fund's objective. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than a Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


[MAGNIFYING GLASS ICON OMITTED] INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

   BALANCED FUND                             0.91%
   CAPITAL APPRECIATION FUND                 1.12%
   GROWTH AND INCOME FUND                    0.90%
   INFORMATION AND TECHNOLOGY FUND           1.09%
   INTERNATIONAL EQUITY FUND                 1.25%
   INTERNATIONAL EQUITY INDEX FUND           0.81%
   INVESTMENT GRADE BOND FUND                0.71%
   LIMITED-TERM FEDERAL
      MORTGAGE SECURITIES FUND               0.59%
   MID-CAP EQUITY FUND                       1.11%
   SHORT-TERM BOND FUND                      0.59%
   SHORT-TERM U.S. TREASURY
      SECURITIES FUND                        0.58%
   SMALL CAP GROWTH STOCK FUND               1.14%
   SMALL CAP VALUE EQUITY FUND               1.15%
   TAX SENSITIVE GROWTH STOCK FUND           1.14%
   U.S. GOVERNMENT SECURITIES FUND           0.70%
   VALUE INCOME STOCK FUND                   0.80%
   PRIME QUALITY MONEY MARKET FUND           0.53%
   U.S. GOVERNMENT SECURITIES
      MONEY MARKET FUND                      0.55%
   U.S. TREASURY MONEY MARKET FUND           0.55%
   LIFE VISION AGGRESSIVE GROWTH FUND        0.07%
   LIFE VISION GROWTH AND INCOME FUND        0.11%
   LIFE VISION MODERATE GROWTH FUND          0.13%

The Adviser may use its affiliates as brokers for Fund transactions.

                                                                   PROSPECTUS 55

--------------------------------------------------------------------------------
                                                              PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000 SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment Adviser to each STI Classic Fund including the Life Vision Funds.


THE INVESTMENT TEAM

The Life Vision Moderate Growth Fund, Life Vision Growth and Income Fund and Life Vision Aggressive Growth Fund are managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team.


PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Robert J. Rhodes, CFA, Mr. Earl L. Denney, CFA, and Mr. Dave E. West, CFA. Mr. Rhodes manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed-income portion of the Fund. Mr. Rhodes has also managed the Capital Appreciation Fund since June 2000. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. Mr. Rhodes has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience. In January 2000, Mr. West was named Managing Director of SunTrust Bank, and is now a Managing Director of Trusco, after working at STI since 1985. Mr. West has more than 15 years of investment experience. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now a Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has more than 22 years of investment experience.


The Information and Technology Fund has been team managed since June 1, 2001, with Mr. Alan S. Kelley serving as the Lead Portfolio Manager. He has served as Vice President of Trusco and has managed the Fund since it began operating in September 1999. Prior to joining Trusco, Mr. Kelley served as a Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 7 years of investment experience.


Mr. Jeffrey E. Markunas, CFA, has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in September 1992. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999 and Managing Director in July 2000.
Mr. Markunas has more than 18 years of investment experience.


The International Equity Index Fund is managed by Mr. Chad Deakins. Mr. Deakins serves as a Vice President of Trusco and has worked there since 1996. He has managed the International Equity Index Fund since February 1999. Mr. Deakins has also managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 7 years of investment experience.


The Investment Grade Bond Fund and the Limited-Term Federal Mortgage Securities Fund are co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. In January 2000, he was named Managing Director of Sun Trust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has co-managed the Investment Grade Bond Fund

56 PROSPECTUS

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


since it began operating in June 1992 and has managed the Limited-Term Mortgage Securities Fund since it began operating in June 1994. Mr. Denny has more than 22 years of investment experience. In January 2000, Mr. West was named Managing Director of Sun Trust Bank and is now a Managing Director of Trusco, after working at STI since 1985. Mr. West has co-managed the Investment Grade Bond Fund since it began operating in June 1992 and has co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating in June 1994. Mr. West has more than 15 years of investment experience.

Mr. John Hamlin has served as Vice President of Trusco since July 2000, after serving as a Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more than 12 years of investment experience.


Ms. Agnes G. Pampush, CFA, has served as a Managing Director of Trusco since July 2000, after serving as Vice President of Trusco since 1998. Ms. Pampush was employed by Trusco from 1988 to 1996, and rejoined the firm in 1998. She has managed the Short-Term Bond Fund since February 1999. She has more than 19 years of investment experience.


Mr. David S. Yealy has served as Managing Director of Trusco since July 2000. He has managed the Prime Quality Money Market Fund since it began operating in June 1992, the Short-Term U.S. Treasury Securities Fund since July 1996, and the U.S. Treasury Money Market Fund since October 2000. Prior to July 2000, Mr. Yealy was a First Vice President of Trusco and has worked there since 1991. He has more than 16 years of investment experience.


Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 14 years of investment experience.


Mr. Brett Barner, CFA, has served as Vice President of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Small Cap Value Equity Fund since it began operating in January 1997. He has more than 17 years of investment experience.


Mr. Jonathan Mote, CFA, CFP, has served as a Portfolio Manager of Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. Prior to joining Trusco, Mr. Mote served as a Portfolio Manager with SunTrust Banks. He has more than 16 years of investment experience.


Mr. Neil J. Powers, CFA, joined Trusco in 1997 and serves as a Managing Director. He has managed the U.S. Government Securities Fund since 2000. Prior to joining Trusco, Mr. Powers worked at Putnam Investments, from 1986 to 1997, where he managed multi-sector bond funds and separately managed institutional accounts. He has more than 17 years of investment experience.


The Value Income Stock Fund is managed by Mr. Mills Riddick, CFA. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. Mr. Riddick has managed the Value Income Stock Fund since April 1995. Mr. Riddick has more than 19 years of investment experience.


Mr. Robert S. Bowman, CFA, has served as a Vice President of Trusco since January 1999. He has managed the U.S. Government Securities Money Market Fund since October 2000. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995 and Vice President of Crestar Asset Management Company since 1995. He has more than 7 years of investment experience.

                                                                   PROSPECTUS 57

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------



[HANDSHAKE ICON OMITTED] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Funds.


HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions. Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders. If you are no longer eligible to participate in a 401(k) plan that holds Trust Shares of a Life Vision Fund on your behalf, you may exchange those shares for Investor Shares of the underlying Funds held by that Life Vision Fund. There is no sales charge for such an exchange.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not do so for shares of the Money Market Funds on federal holidays.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), generally a Fund must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must generally receive your order before 2:00 p.m. Eastern time and receive federal funds (readily available funds) before 4:00 p.m., Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.


FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the

58 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------



SAI. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.


Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


HOW TO SELL YOUR FUND SHARES


You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.


Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.


Redemption orders must be received by the Money Market Funds on a Business Day before 3:00 p.m. Eastern time. Orders received after this time will be executed the following Business Day.


RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Adviser receives your request, but it may take up to seven days.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

                                                                   PROSPECTUS 59

--------------------------------------------------------------------------------
                                                                           TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS


Each Fund distributes its net investment income as follows:

QUARTERLY
--------------------------------------------------------------------------------
BALANCED FUND
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INFORMATION AND TECHNOLOGY FUND
MID-CAP EQUITY FUND
SMALL CAP VALUE EQUITY FUND
SMALL CAP GROWTH STOCK FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND
LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

The Bond and Money Market Funds declare dividends daily and pay these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.


TAXES


PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Withdrawals from the plan are subject to special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

60   PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for each Fund, except the Growth and Income Fund, U.S. Treasury Money Market Fund, Life Vision Aggressive Growth Fund, Life Vision Growth and Income Fund, and Life Vision Moderate Growth Fund for the periods ended prior to May 31, 1999, have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund and U.S. Treasury Money Market Fund, and the Life Vision Moderate Growth Fund, Life Vision Growth and Income Fund, and Life Vision Aggressive Growth Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI, at no charge by calling 1-800-428-6970.




For the Periods Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



                                         NET
                    NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
                   ASSET      NET     UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
                   VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
                 BEGINNING  INCOME   (LOSSES) ON   INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
                 OF PERIOD  (LOSS)    SECURITIES      INCOME        GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
                 --------- --------- -----------  ------------- ------------ ---------  --------- --------  ----------
-------------
BALANCED FUND
-------------
  Trust Shares
    2001 .......  $13.37    $0.30      $0.12          $(0.31)      $(0.30)    $13.18      3.24%    $209,316     1.01%
    2000 .......   13.26     0.32       0.33           (0.30)       (0.24)     13.37      5.02      223,634     0.97
    1999 .......   13.09     0.28       1.09           (0.28)       (0.92)     13.26     10.98      251,752     0.97
    1998 .......   11.94     0.31       2.19           (0.32)       (1.03)     13.09     22.15      188,465     0.96
    1997 .......   11.55     0.33       1.47           (0.32)       (1.09)     11.94     16.66      151,358     0.95

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  Trust Shares
    2001 .......  $17.12   $(0.05)    $(0.38)         $  --        $(2.80)    $13.89     (3.74)% $1,177,933     1.21%
    2000 .......   16.62     0.02       1.40             --         (0.92)     17.12      8.98    1,296,927     1.17
    1999 .......   16.48     0.05       2.70           (0.06)       (2.55)     16.62     17.83    1,966,842     1.17
    1998 .......   15.09     0.09       3.96           (0.09)       (2.57)     16.48     29.51    1,532,587     1.16
    1997 .......   14.90     0.12       3.13           (0.12)       (2.94)     15.09     24.66    1,085,128     1.15

--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  Trust Shares
    2001 .......  $15.53    $0.07     $(0.04)         $(0.08)      $(0.43)    $15.05      0.11%    $867,664     0.99%
    2000 .......   16.09     0.11       0.55           (0.10)       (1.12)     15.53      4.11      885,109     1.01
    1999(1) ....   15.10     0.04       1.97           (0.02)       (1.00)     16.09     14.24      634,279     1.14
  For the years ended November 30:
    1998 .......   16.55     0.09       1.64           (0.09)       (3.09)     15.10     13.64      577,042     1.03
    1997 .......   13.39     0.14       3.24           (0.15)       (0.07)     16.55     25.41      590,824     1.02
    1996 .......   11.60     0.17       2.38           (0.17)       (0.59)     13.39     22.68      553,648     1.02

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  Trust Shares
    2001 .......  $15.87   $(0.08)    $(2.45)         $  --        $   --     $13.34    (15.94)%    $87,045     1.20%
    2000(2) ....   10.00    (0.04)      5.91             --            --      15.87     58.70      106,425     1.20


                                                 RATIO OF NET
                                  RATIO OF        INVESTMENT
                                  EXPENSES       INCOME (LOSS)
                   RATIO OF NET   TO AVERAGE      TO AVERAGE
                    INVESTMENT    NET ASSETS      NET ASSETS
                   INCOME (LOSS) (EXCLUDING       (EXCLUDING    PORTFOLIO
                    TO AVERAGE   WAIVERS AND      WAIVERS AND   TURNOVER
                    NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)   RATE
                   -----------  --------------- --------------- ----------
-------------
BALANCED FUND
-------------
  Trust Shares
    2001 .......     2.24%         1.05%           2.20%           99%
    2000 .......     2.39          1.07            2.29           182
    1999 .......     2.19          1.06            2.10           179
    1998 .......     2.51          1.08            2.39           154
    1997 .......     2.89          1.08            2.76           197

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  Trust Shares
    2001 .......    (0.29)%        1.24%          (0.32)%          75%
    2000 .......     0.10          1.26            0.01           129
    1999 .......     0.29          1.26            0.20           147
    1998 .......     0.61          1.27            0.50           194
    1997 .......     0.83          1.25            0.73           141

--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  Trust Shares
    2001 .......     0.49%         0.99%           0.49%           73%
    2000 .......     0.76          1.01            0.76            53
    1999(1) ....     0.49          1.43            0.20            31
  For the years ended November 30:
    1998 .......     0.63          1.21            0.45            71
    1997 .......     0.92          1.17            0.77           100
    1996 .......     1.38          1.17            1.23            82

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  Trust Shares
    2001 .......    (0.45)%        1.21%          (0.46)%         750%
    2000(2) ....    (0.54)         1.34           (0.68)          250

 (+) Returns are for the period indicated and have not been annualized.
 (1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
 (2) Commenced operations on September 30, 1999. All ratios for the period have been annualized.
 (A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or round to $0.

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




For the Periods Ended May 31,
For a Share Outstanding Throughout the Period



                                         NET
                    NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
                   ASSET      NET     UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
                   VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
                 BEGINNING  INCOME   (LOSSES) ON   INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
                 OF PERIOD  (LOSS)   INVESTMENTS     INCOME        GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
                 --------- --------- -----------  ------------- ------------ ---------  --------- --------  ----------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  Trust Shares
    2001 .......  $12.56   $   --      $(1.22)       $(0.04)     $(1.11)     $10.19      (10.79)% $208,120     1.45%
    2000 .......   12.97     (0.10)      1.42         (0.07)      (1.66)      12.56       10.58    299,100     1.48
    1999 .......   15.00       --       (1.14)        (0.05)      (0.84)      12.97       (7.43)   573,255     1.47
    1998 .......   13.63      0.04       2.69         (0.04)      (1.32)      15.00       21.87    628,870     1.47
    1997 .......   11.40      0.03       2.57         (0.02)      (0.35)      13.63       23.29    489,325     1.46

-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  Trust Shares
    2001 .......  $13.97    $ 0.06    $ (2.69)       $(0.07)     $(0.09)     $11.18      (18.90)% $236,862     1.06%
    2000 .......   11.82      0.16       2.13         (0.03)      (0.11)      13.97       19.36    340,853     1.07
    1999 .......   13.31      0.09       0.85         (0.24)      (2.19)      11.82        7.87     74,616     1.07
    1998 .......   11.34      0.11       2.65         (0.11)      (0.68)      13.31       25.82     56,200     1.06
    1997 .......   10.96      0.10       0.69         (0.11)      (0.30)      11.34        7.48     53,516     1.05

--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  Trust Shares
    2001 ....... $  9.58    $ 0.61      $0.65        $(0.61)    $    --      $10.23       13.55%  $860,073     0.81%
    2000 .......   10.36      0.61      (0.78)        (0.61)         --        9.58       (1.76)   998,596     0.77
    1999 .......   10.65      0.56      (0.11)        (0.56)      (0.18)      10.36        4.25  1,149,068     0.77
    1998 .......   10.16      0.60       0.49         (0.60)         --       10.65       10.92    793,488     0.76
    1997 .......   10.07      0.60       0.09         (0.60)         --       10.16        6.99    633,646     0.75

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  Trust Shares
    2001 .......  $ 9.62    $ 0.55      $0.39        $(0.55)    $    --      $10.01       10.02%  $107,674     0.70%
    2000 .......    9.94      0.55      (0.32)        (0.55)         --        9.62        2.33    125,355     0.67
    1999 .......   10.12      0.54      (0.06)        (0.54)      (0.12)       9.94        4.75    135,256     0.67
    1998 .......   10.02      0.58       0.11         (0.58)      (0.01)      10.12        7.12    137,488     0.66
    1997 .......    9.99      0.58       0.04         (0.58)      (0.01)      10.02        6.43    123,903     0.65

-------------------
MID-CAP EQUITY FUND
-------------------
  Trust Shares
    2001 .......  $14.10    $(0.03)   $ (0.61)       $   --      $(2.51)     $10.95       (6.92)% $156,111     1.21%
    2000 .......   12.68     (0.04)      2.32            --       (0.86)      14.10       19.10    206,545     1.17
    1999 .......   13.79      0.01       0.07            --       (1.19)      12.68        1.61    254,055     1.17
    1998 .......   13.21        --       2.54            --       (1.96)      13.79       21.14    337,825     1.16
    1997 .......   12.76      0.03       1.69         (0.05)      (1.22)      13.21       14.23    287,370     1.15

--------------------
SHORT-TERM BOND FUND
--------------------
  Trust Shares
    2001 .......  $ 9.65    $ 0.56      $0.39        $(0.56)     $   --      $10.04       10.13%  $215,458     0.70%
    2000 .......    9.91      0.53      (0.25)        (0.53)      (0.01)       9.65        2.87    180,402     0.67
    1999 .......   10.05      0.51      (0.10)        (0.52)      (0.03)       9.91        4.06    209,904     0.67
    1998 .......    9.90      0.55       0.16         (0.55)      (0.01)      10.05        7.31    120,422     0.66
    1997 .......    9.86      0.53       0.07         (0.53)      (0.03)       9.90        6.30     89,701     0.65

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  Trust Shares
    2001 .......  $ 9.85    $ 0.49      $0.28        $(0.49)     $   --      $10.13        8.02% $  88,398     0.71%
    2000 .......    9.95      0.46      (0.10)        (0.46)         --        9.85        3.75     72,570     0.67
    1999 .......    9.97      0.47      (0.02)        (0.47)         --        9.95        4.59     56,027     0.67
    1998 .......    9.88      0.51       0.10         (0.52)         --        9.97        6.30     46,920     0.66
    1997 .......    9.84      0.51       0.04         (0.51)         --        9.88        5.76     21,988     0.65





                                                RATIO OF NET
                                 RATIO OF        INVESTMENT
                                 EXPENSES       INCOME (LOSS)
                  RATIO OF NET   TO AVERAGE      TO AVERAGE
                   INVESTMENT    NET ASSETS      NET ASSETS
                  INCOME (LOSS) (EXCLUDING       (EXCLUDING    PORTFOLIO
                   TO AVERAGE   WAIVERS AND      WAIVERS AND   TURNOVER
                   NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)   RATE
                  -----------  --------------- --------------- ----------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  Trust Shares
    2001 .......      0.50%         1.45%         0.50%           68%
    2000 .......      0.59          1.48          0.59           179
    1999 .......      0.68          1.53          0.63           161
    1998 .......      0.61          1.48          0.60           108
    1997 .......      0.51          1.51          0.46           139

-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  Trust Shares
    2001 .......      0.40%         1.09%         0.37%           13%
    2000 .......      0.83          1.18          0.72             9
    1999 .......      0.69          1.18          0.58            32
    1998 .......      0.88          1.18          0.76             1
    1997 .......      0.71          1.15          0.61             2

--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  Trust Shares
    2001 .......      6.17%         0.84%         6.14%          131%
    2000 .......      6.05          0.84          5.98           202
    1999 .......      5.25          0.85          5.17           221
    1998 .......      5.67          0.86          5.57           109
    1997 .......      5.89          0.85          5.79           298

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  Trust Shares
    2001 .......      5.62%         0.76%         5.56%          532%
    2000 .......      5.60          0.79          5.48           384
    1999 .......      5.28          0.77          5.18           379
    1998 .......      5.75          0.77          5.64           163
    1997 .......      5.81          0.78          5.68           133

-------------------
MID-CAP EQUITY FUND
-------------------
  Trust Shares
    2001 .......     (0.24)%        1.25%        (0.28)%         100%
    2000 .......        --          1.25         (0.08)          131
    1999 .......     (0.47)         1.28         (0.58)           76
    1998 .......     (0.29)         1.27         (0.40)          129
    1997 .......      0.23          1.26          0.12           152

--------------------
SHORT-TERM BOND FUND
--------------------
  Trust Shares
    2001 .......      5.71%         0.76%         5.65%           87%
    2000 .......      5.40          0.76          5.31            70
    1999 .......      5.12          0.77          5.02           108
    1998 .......      5.47          0.79          5.34            87
    1997 .......      5.37          0.78          5.24           118

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  Trust Shares
    2001 .......      4.95%         0.78%         4.88%           87%
    2000 .......      4.70          0.79          4.58            50
    1999 .......      4.69          0.78          4.58            57
    1998 .......      5.19          0.84          5.01            39
    1997 .......      5.23          0.92          4.96            93

(+) Returns are for the period indicated and have not been annualized. Amounts designated as "--" are either $0 or round to $0.

62   PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



For the Periods Ended May 31,
For a Share Outstanding Throughout the Periods



                                         NET
                    NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
                   ASSET      NET     UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
                   VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
                 BEGINNING  INCOME   (LOSSES) ON   INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
                 OF PERIOD  (LOSS)   INVESTMENTS     INCOME        GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
                 --------- --------- -----------  ------------- ------------ ---------  --------- --------  ----------
---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  Trust Shares
    2001 .......  $18.30   $(0.18)    $ 1.71        $   --         $(1.46)     $18.37     8.33%  $508,857     1.24%
    2000 .......   14.55    (0.08)      4.02            --          (0.19)      18.30    27.24    431,478     1.20
    1999(1) ....   10.00    (0.05)      4.62            --          (0.02)      14.55    45.70    152,290     1.20

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  Trust Shares
    2001 .......  $ 9.13   $ 0.17     $ 3.07        $(0.16)         $  --      $12.21    35.90%  $401,900     1.25%
    2000 .......    9.70     0.13      (0.59)        (0.11)            --        9.13    (4.72)   212,074     1.22
    1999 .......   12.88     0.13      (2.57)        (0.13)         (0.61)       9.70   (18.72)   301,984     1.22
    1998 .......   11.07     0.14       2.41         (0.12)         (0.62)      12.88    23.59    390,841     1.21
    1997(2) ....   10.00     0.05       1.04         (0.02)            --       11.07    10.97    131,049     1.20

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  Trust Shares
    2001 .......  $33.10   $(0.03)    $(6.33)       $   --          $  --      $26.74   (19.21)% $460,311     1.24%
    2000 .......   29.96     0.02       3.12            --             --       33.10    10.48    710,179     1.20
    1999(3) ....   25.61     0.02       4.34         (0.01)            --       29.96    17.04    223,543     1.20

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    2001 .......  $ 9.86   $ 0.58      $0.52        $(0.58)         $  --     $ 10.38    11.41%  $148,666     0.81%
    2000 .......   10.28     0.58      (0.42)        (0.58)            --        9.86     1.63     85,420     0.77
    1999 .......   10.46     0.59      (0.18)        (0.59)            --       10.28     3.90    102,167     0.77
    1998 .......   10.02     0.61       0.44         (0.61)            --       10.46    10.76     34,899     0.76
    1997 .......    9.91     0.62       0.11         (0.62)            --       10.02     7.54     19,471     0.75

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  Trust Shares
    2001 .......  $10.38   $ 0.19      $1.24        $(0.20)        $   --      $11.61    14.09%  $704,842     0.90%
    2000 .......   12.85     0.23      (1.49)        (0.22)         (0.99)      10.38   (10.52)   921,797     0.89
    1999 .......   13.90     0.24       1.02         (0.24)         (2.07)      12.85    11.13  1,589,951     0.92
    1998 .......   13.71     0.26       2.62         (0.27)         (2.42)      13.90    23.10  1,725,418     0.92
    1997 .......   13.15     0.30       2.32         (0.30)         (1.76)      13.71    22.18  1,488,062     0.91


                                               RATIO OF NET
                                RATIO OF        INVESTMENT
                                EXPENSES       INCOME (LOSS)
                 RATIO OF NET   TO AVERAGE      TO AVERAGE
                  INVESTMENT    NET ASSETS      NET ASSETS
                 INCOME (LOSS) (EXCLUDING       (EXCLUDING    PORTFOLIO
                  TO AVERAGE   WAIVERS AND      WAIVERS AND   TURNOVER
                  NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)   RATE
                 -----------  --------------- --------------- ----------
---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  Trust Shares
    2001 .......      (0.95)%        1.25%          (0.96)%        112%
    2000 .......      (0.86)         1.23           (0.89)         110
    1999(1) ....      (0.48)         1.49           (0.77)          75

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  Trust Shares
    2001 .......       1.72%         1.25%           1.72%          86%
    2000 .......       1.31          1.25            1.28           65
    1999 .......       1.27          1.27            1.22           63
    1998 .......       1.07          1.31            0.97           55
    1997(2) ....       1.86          1.37            1.69           27

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  Trust Shares
    2001 .......      (0.10)%        1.25%          (0.11)%        103%
    2000 .......       0.13          1.26            0.07           30
    1999(3) ....       0.21          1.34            0.07           18

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    2001 .......       5.66%         0.85%           5.62%         207%
    2000 .......       5.77          0.84            5.70           29
    1999 .......       5.58          0.88            5.47           19
    1998 .......       5.93          0.92            5.77           14
    1997 .......       6.19          1.02            5.92           21

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  Trust Shares
    2001 .......       1.70%         0.90%           1.70%          77%
    2000 .......       2.02          0.89            2.02           62
    1999 .......       1.91          0.92            1.91           69
    1998 .......       1.85          0.92            1.85           99
    1997 .......       2.40          0.91            2.40          105

(+) Returns are for the period indicated and have not been annualized.
(1) Commenced operations on October 8, 1998. All ratios for the period have been annualized.
(2) Commenced operations on January 31, 1997. All ratios for the period have been annualized.
(3) Commenced operations on December 11, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or round to $0.

                                                                   PROSPECTUS 63

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



For the Periods Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods


                                                                                                  RATIO OF
                                                                                                    NET
                NET ASSET           DISTRIBUTIONS                                     RATIO OF   INVESTMENT
                  VALUE       NET     FROM NET     NET ASSET             NET ASSETS EXPENSES TO    INCOME
                BEGINNING INVESTMENT INVESTMENT    VALUE END   TOTAL      END OF      AVERAGE    TO AVERAGE
                OF PERIOD   INCOME     INCOME      OF PERIOD RETURN (+) PERIOD (000) NET ASSETS  NET ASSETS
               ---------- ---------- -----------   --------- ---------- ------------ ----------  ----------
-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  Trust Shares
    2001 .......    $1.00     $ 0.06   $(0.06)       $1.00     5.75%     $3,728,371     0.63%       5.57%
    2000 .......     1.00       0.05    (0.05)        1.00     5.20       3,311,229     0.60        5.06
    1999 .......     1.00       0.05    (0.05)        1.00     4.83       3,903,232     0.60        4.69
    1998 .......     1.00       0.05    (0.05)        1.00     5.22       1,880,229     0.59        5.10
    1997 .......     1.00       0.05    (0.05)        1.00     5.01       1,086,555     0.58        4.90

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  Trust Shares
    2001 .......    $1.00     $ 0.05   $(0.05)       $1.00     5.56%     $  805,285     0.65%       5.29%
    2000 .......     1.00       0.05    (0.05)        1.00     4.86         468,568     0.63        4.80
    1999 .......     1.00       0.04    (0.04)        1.00     4.57         404,459     0.63        4.47
    1998 .......     1.00       0.05    (0.05)        1.00     5.04         377,490     0.62        4.92
    1997 .......     1.00       0.05    (0.05)        1.00     4.83         344,350     0.61        4.73

-----------------------------------
U.S. TREASURY MONEY MARKET FUND (A)
-----------------------------------
  Trust Shares
    2001 .......    $1.00      $0.05   $(0.05)       $1.00     5.36%     $  733,768     0.66%       5.23%
    2000 .......     1.00       0.05    (0.05)        1.00     4.81         723,277     0.63        4.71
    1999* ......     1.00       0.02    (0.02)        1.00     2.08         760,833     0.68        4.10
    For the Year Ended November 30:
    1998 .......     1.00       0.05    (0.05)        1.00     4.89         699,923     0.66        4.77
    1997 .......     1.00       0.05    (0.05)        1.00     4.91         632,381     0.65        4.82
    1996 .......     1.00       0.05    (0.05)        1.00     4.80         389,051     0.66        4.69


                                   RATIO OF NET
                    RATIO OF        INVESTMENT
                   EXPENSES TO       INCOME TO
                  AVERAGE NET       AVERAGE NET
               ASSETS (EXCLUDING ASSETS (EXCLUDING
                  WAIVERS AND      WAIVERS AND
                 REIMBURSEMENTS) REIMBURSEMENTS)
                 --------------- ---------------
-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  Trust Shares
    2001 .......        0.75%         5.45%
    2000 .......        0.75          4.91
    1999 .......        0.77          4.52
    1998 .......        0.77          4.92
    1997 .......        0.76          4.72

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  Trust Shares
    2001 .......        0.75%         5.19%
    2000 .......        0.74          4.69
    1999 .......        0.76          4.34
    1998 .......        0.78          4.76
    1997 .......        0.76          4.58

-----------------------------------
U.S. TREASURY MONEY MARKET FUND (A)
-----------------------------------
  Trust Shares
    2001 .......        0.76%         5.13%
    2000 .......        0.74          4.60
    1999* ......        0.83          3.95
    For the Year Ended November 30:
    1998 .......        0.81          4.62
    1997 .......        0.80          4.67
    1996 .......        0.81          4.54

(+) Returns are for the period indicated and have not been annualized.
* For the period December 1, 1998 to May 31, 1999. All ratios have not been annualized.
(A) On May 24, 1999, the CrestFund U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The CrestFund U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

64   PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



For the Periods Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



                                         NET
                    NET              REALIZED AND               DISTRIBUTIONS   NET                 NET
                   ASSET      NET     UNREALIZED  DISTRIBUTIONS     FROM       ASSET              ASSETS       RATIO
                   VALUE   INVESTMENT   GAINS       FROM NET      REALIZED     VALUE                END     OF EXPENSES
                 BEGINNING  INCOME   (LOSSES) ON   INVESTMENT      CAPITAL      END       TOTAL  OF PERIOD  TO AVERAGE
                 OF PERIOD  (LOSS)   INVESTMENTS     INCOME        GAINS    OF PERIOD  RETURN(+)  (000)    NET ASSETS
                 --------- --------- -----------  ------------- ------------ ---------  --------- --------  ----------

--------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A)
--------------------------------------
  Trust Shares
    2001 .......  $11.61    $0.11       $0.23        $(0.12)      $(1.52)      $10.31    3.07%   $23,936       0.25%
    2000 .......   11.31     0.05        0.74         (0.05)       (0.40)       11.61    7.25     18,412       0.25
    1999(1) ....   11.32     0.02        1.13         (0.01)       (1.15)       11.31   10.99     18,699       0.27
    For the years ended November 30:
    1998 .......   10.65     0.03        0.67         (0.03)          --        11.32    6.53     16,230       0.25
    1997(2) ....   10.00     0.03        0.65         (0.03)          --        10.65    6.82     13,712       0.25

--------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A)
--------------------------------------
  Trust Shares
    2001 .......  $10.50    $0.24       $0.40        $(0.25)      $(0.47)      $10.42    6.31%   $37,550       0.25%
    2000 .......   10.33     0.07        0.52         (0.17)       (0.25)       10.50    5.81     30,473       0.25
    1999(1) ....   11.06     0.08        0.69         (0.06)       (1.44)       10.33    7.75     21,950       0.27
    For the years ended November 30:
    1998 .......   10.51     0.18        0.56         (0.18)       (0.01)       11.06    7.12     19,042       0.25
    1997(2) ....   10.00     0.09        0.51         (0.09)          --        10.51    5.97     22,521       0.25

------------------------------------
LIFE VISION MODERATE GROWTH FUND (A)
------------------------------------
  Trust Shares
    2001 .......  $10.61    $0.32       $0.20        $(0.34)      $(1.06)       $9.73    5.28%   $73,429       0.25%
    2000 .......   10.80     0.33        0.13         (0.21)       (0.44)       10.61    4.46     69,622       0.25
    1999(1) ....   11.01     0.11        0.56         (0.09)       (0.79)       10.80    6.35     88,188       0.27
    For the years ended November 30:
    1998 .......   10.46     0.24        0.58         (0.24)       (0.03)       11.01    7.90     93,211       0.25
    1997(2) ....   10.00     0.12        0.45         (0.11)          --        10.46    5.70     89,442       0.25


                                                RATIO OF NET
                                 RATIO OF        INVESTMENT
                                 EXPENSES       INCOME (LOSS)
                  RATIO OF NET   TO AVERAGE      TO AVERAGE
                   INVESTMENT    NET ASSETS      NET ASSETS
                  INCOME (LOSS) (EXCLUDING       (EXCLUDING    PORTFOLIO
                   TO AVERAGE   WAIVERS AND      WAIVERS AND   TURNOVER
                   NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)   RATE
                  -----------  --------------- --------------- ----------

--------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A)
--------------------------------------
  Trust Shares
    2001 .......     1.05%         0.43%           0.87%        202%
    2000 .......     0.48          0.44            0.29         183
    1999(1) ....     0.28          0.63           (0.08)         33
    For the years ended November 30:
    1998 .......     0.23          0.66           (0.18)         75
    1997(2) ....     0.72          0.73            0.24          34

--------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A)
--------------------------------------
  Trust Shares
    2001 .......     2.41%         0.39%           2.27%        286%
    2000 .......     1.77          0.42            1.60         189
    1999(1) ....     1.38          0.60            1.05          40
    For the years ended November 30:
    1998 .......     1.68          0.59            1.34          57
    1997(2) ....     2.11          0.59            1.77          25

------------------------------------
LIFE VISION MODERATE GROWTH FUND (A)
------------------------------------
  Trust Shares
    2001 .......     3.04%         0.37%           2.92%        247%
    2000 .......     2.19          0.37            2.07         151
    1999(1) ....     1.90          0.42            1.75          48
    For the years ended November 30:
    1998 .......     2.21          0.42            2.04          52
    1997(2) ....     2.66          0.42            2.49          43


+   Returns are for the period indicated and have not been annualized.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on June 30, 1997. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Life Vision Maximum Growth, CrestFund Life Vision Growth and Income, and CrestFund Life Vision Balanced Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Aggressive Growth, Life Vision Growth and Income, and Life Vision Moderate Growth Funds, respectively. The CrestFund Life Vision Maximum Growth, CrestFund Life Vision Growth and Income, and CrestFund Life Vision Balanced Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or round to $0.

                                                                   PROSPECTUS 65


--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

66 PROSPECTUS


--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------





INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP



More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of each Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

2    CAPITAL APPRECIATION FUND

4    GROWTH AND INCOME FUND

6    INVESTMENT GRADE BOND FUND

8    PRIME QUALITY MONEY MARKET FUND

10   SHORT-TERM BOND FUND

12   SMALL CAP GROWTH STOCK FUND

14   VALUE INCOME STOCK FUND

16   MORE INFORMATION ABOUT RISK

16   MORE INFORMATION ABOUT FUND INVESTMENTS

17   INVESTMENT ADVISER

17   PORTFOLIO MANAGERS

18   PURCHASING AND SELLING FUND SHARES

20   DIVIDENDS AND DISTRIBUTIONS

20   TAXES

21   FINANCIAL HIGHLIGHTS

26   HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

[GRAPH ICON OMITTED] WHAT IS AN INDEX?

[COINS ICON OMITTED] FUND FEES AND EXPENSES

[MOUNTAIN ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFYING ICON OMITTED] INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED] PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------


OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow, but do not
                                            need to receive income on their
                                            investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks, but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]
1993      9.89%
1994     -7.41%
1995     31.15%
1996     20.31%
1997     31.13%
1998     28.06%
1999      9.71%
2000      1.62%

            BEST QUARTER              WORST QUARTER
               22.93%                    -11.16%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -2.63%.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                       CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES             1 YEAR     5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Capital Appreciation
   Fund                   1.62%     17.63%       15.45%*
--------------------------------------------------------------------------------
S&P 500 Index            -9.11%     18.33%       17.20%**
--------------------------------------------------------------------------------

*  SINCE 7/1/92
** SINCE 6/30/92

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                          1.15%
Other Expenses                                                    0.10%
                                                                  -----
Total Annual Fund Operating Expenses                              1.25%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                         CAPITAL APPRECIATION FUND 1.23%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $127          $397           $686        $1,511

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Long-term capital appreciation
    SECONDARY                               Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of
                                            companies with market
                                            capitalizations of at least $1
                                            billion with attractive valuation
                                            and/or above average earnings
                                            potential relative either to their
                                            sectors or the market as a whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            capital appreciation potential and
                                            income with less volatility than the
                                            equity market as a whole
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings momentum to secure the best relative values in each economic sector.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]
1993     10.20%
1994     -0.81%
1995     29.38%
1996     19.06%
1997     27.69%
1998     18.20%
1999     14.17%
2000      1.43%

            BEST QUARTER              WORST QUARTER
               17.38%                    -10.36%
              (6/30/97)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -3.12%.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                          GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES             1 YEAR     5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Growth and Income
   Fund                   1.43%     15.79%       14.86%*
--------------------------------------------------------------------------------
S&P 500/BARRA
    Value Index           6.08%     16.81%       16.96%**
--------------------------------------------------------------------------------

*  SINCE 9/26/92
** SINCE 9/30/92

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   TRUST SHARES
Investment Advisory Fees                                           0.90%
Other Expenses                                                     0.09%
                                                                   -----
Total Annual Fund Operating Expenses                               0.99%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $101          $315           $547        $1,213


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

6 PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High total return through current
                                            income and capital appreciation,
                                            while preserving the principal
                                            amount invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and
                                            corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively
                                            inexpensive securities in a selected
                                            market index
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income
                                            from their investment, as well as an
                                            increase in the value of the
                                            investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]
1993     10.84%
1994     -3.32%
1995     17.80%
1996      2.34%
1997      9.08%
1998      9.19%
1999     -1.53%
2000      6.57%

            BEST QUARTER              WORST QUARTER
                6.11%                    -2.67%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 5.36%.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                      INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE.

TRUST SHARES             1 YEAR      5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Investment Grade
  Bond Fund               6.57%      5.05%        6.13%*
--------------------------------------------------------------------------------
Lehman Brothers
  U.S. Government/
  Credit Index           11.84%      6.23%        7.01%**
--------------------------------------------------------------------------------
Lehman Brothers U.S.
  Aggregate Bond Index   11.63%      6.46%        7.01%**
--------------------------------------------------------------------------------
Lipper Intermediate
  Investment Grade
  Debt Funds Average      9.78%      5.47%        6.36%**
--------------------------------------------------------------------------------
*  SINCE 7/16/92
** SINCE 7/31/92

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index that combines the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Government/Credit Index consists of U.S. government obligations and corporate debt securities. The Lehman Brothers Mortgage-Backed Securities Index consists of mortgage-backed securities rated AAA. The Lehman Brothers U.S. Aggregate Bond Index includes fixed income securities rated investment grade (BBB) or higher, with maturities of at least one-year. The securities in the Index have outstanding par values of at least $100 million for U.S. government obligations and $25 million for the others. The Lipper Intermediate Investment Grade Debt Funds Average is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term investment grade bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 TRUST SHARES
Investment Advisory Fees                                         0.74%
Other Expenses                                                   0.10%
                                                                 -----
Total Annual Fund Operating Expenses                             0.84%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                        INVESTMENT GRADE BOND FUND 0.82%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $86          $268           $466        $1,037

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS

--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify money market
                                            instruments with the most attractive
                                            risk/return trade-off
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to
                                            receive current income from their
                                            investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]
1993     2.77%
1994     3.77%
1995     5.47%
1996     4.99%
1997     5.15%
1998     5.10%
1999     4.74%
2000     6.04%

            BEST QUARTER              WORST QUARTER
                1.55%                     0.68%
              (9/30/00)                 (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.35%.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                 PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC.
FIRST TIER AVERAGE.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Prime Quality Money
   Market Fund            6.04%      5.20%       4.63%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
   First Tier Average     5.80%      5.04%       4.50%**
--------------------------------------------------------------------------------

*  SINCE 6/8/92
** SINCE 5/31/92

To obtain information about the Fund's yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Average is a widely-recognized composite of money market funds which invest in securities rated in the highest category by at least two of the five recognized rating agencies. The number of funds in the Average varies.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    TRUST SHARES
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.75%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                      PRIME QUALITY MONEY MARKET FUND 0.64%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $77          $240           $417         $930

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

10 PROSPECTUS

--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while
                                            preserving capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and
                                            corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that
                                            offer a comparably better return
                                            than similar securities for a given
                                            level of credit risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are
                                            willing to accept increased risk for
                                            the possibility of returns greater
                                            than money market investing
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]
1994     -0.07%
1995     11.77%
1996      3.90%
1997      6.78%
1998      6.84%
1999      0.92%
2000      7.64%

            BEST QUARTER              WORST QUARTER
                3.76%                    -0.58%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 4.32%.

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE SALOMON 1-3 YEAR
TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Short-Term Bond Fund         7.64%    5.19%       5.31%*
--------------------------------------------------------------------------------
Salomon 1-3 Year
   Treasury/Government
   Sponsored/Corporate
   Index                     8.15%    6.03%       5.75%**
--------------------------------------------------------------------------------

*  SINCE 3/15/93
** SINCE 2/28/93

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the index have maturities 1 year or greater and less than 3 years.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   TRUST SHARES
Investment Advisory Fees                                           0.65%
Other Expenses                                                     0.11%
                                                                   -----
Total Annual Fund Operating Expenses                               0.76%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                           SHORT-TERM BOND FUND 0.71%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $78          $243           $422         $942

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

12 PROSPECTUS

--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]

FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap common stocks of
                                            growth companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Identifies small cap companies with
                                            above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow, but do not
                                            need current income
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.



[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]
1999     20.55%
2000     11.76%

            BEST QUARTER              WORST QUARTER
               20.77%                    -11.36%
              (6/30/99)                 (3/31/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.72%.

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                                     SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 600 SMALL
CAP INDEX.

TRUST SHARES                        1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund         11.76%       35.60%*
--------------------------------------------------------------------------------
S&P 600 Small Cap Index             11.80%       18.96%**
--------------------------------------------------------------------------------

*  SINCE 10/8/98
** SINCE 9/30/98

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 600 Small Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   TRUST SHARES
Investment Advisory Fees                                           1.15%
Other Expenses                                                     0.10%
                                                                   -----
Total Annual Fund Operating Expenses                               1.25%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $127          $397           $686        $1,511

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

14 PROSPECTUS

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Current income
    SECONDARY                               Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-
                                            paying, undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            current income and capital
                                            appreciation with less volatility
                                            than the average stock fund
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
[PLOT POINTS TO FOLLOW:]
1991 39.30%
1992 20.05%
1993 11.14%
1994  3.54%
1995 35.93%
1996 19.46%
1997 27.08%
1998 10.58%
1999 -2.93%
2000 10.85%

            BEST QUARTER              WORST QUARTER
               18.56%                    -12.14%
              (3/31/91)                 (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.78%.

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
                                                         VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES         1 YEAR          5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Value Income
   Stock Fund        10.85%         12.55%          16.80%
--------------------------------------------------------------------------------
S&P 500/BARRA
   Value Index        6.08%         16.81%          16.87%
--------------------------------------------------------------------------------


[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                  TRUST SHARES
Investment Advisory Fees                                          0.80%
Other Expenses                                                    0.10%
                                                                  -----
Total Annual Fund Operating Expenses                              0.90%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $92          $287           $498        $1,108

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

16 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER ICON OMITTED] MORE INFORMATION ABOUT RISK


EQUITY RISK

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
SMALL CAP GROWTH STOCK FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

INVESTMENT GRADE BOND FUND
SHORT-TERM BOND FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

   CREDIT RISK

   INVESTMENT GRADE BOND FUND
   SHORT-TERM BOND FUND

   The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


[MOUNTAIN ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Prime

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
                                       INVESTMENT ADVISER AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Quality Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than the Prime Quality Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFYING ICON OMITTED] INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

    CAPITAL APPRECIATION FUND                         1.12%
    GROWTH AND INCOME FUND                            0.90%
    INVESTMENT GRADE BOND FUND                        0.71%
    PRIME QUALITY MONEY MARKET FUND                   0.53%
    SHORT-TERM BOND FUND                              0.59%
    SMALL CAP GROWTH STOCK FUND                       1.14%
    VALUE INCOME STOCK FUND                           0.80%

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each STI Classic Fund.

PORTFOLIO MANAGERS

The Capital Appreciation Fund is managed by Mr. Robert J. Rhodes, CFA. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. Mr. Rhodes has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in September 1992. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999 and Managing Director in July 2000. Mr. Markunas has more than 18 years of investment experience.

The Investment Grade Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has co-managed the Investment Grade Bond Fund since it began operating in June 1992. Mr. Denney has more than 22 years of investment experience. In January 2000, Mr. West was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after working at STI since 1985. Mr. West has co-managed the Investment Grade Bond Fund since it began operating in June 1992. Mr. West has more than 15 years of investment experience.

Mr. David S. Yealy has served as Managing Director of Trusco since July 2000. He has managed the Prime Quality Money Market Fund since it began operating

18 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

in June 1992. Prior to July 2000, Mr. Yealy was a First Vice President of Trusco and has worked there since 1991. He has more than 16 years of investment experience.

Ms. Agnes G. Pampush, CFA, has served as a Managing Director of Trusco since July 2000, after serving as a Vice President of Trusco since 1998. Ms. Pampush was employed by Trusco from 1988 to 1996, and rejoined the firm in 1998. She has managed the Short-Term Bond Fund since February 1999. She has more than 19 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 14 years of investment experience.

The Value Income Stock Fund is managed by Mr. Mills Riddick, CFA. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. Mr. Riddick has more than 19 years of investment experience.

[HANDSHAKE ICON OMITTED] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions. Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not do so for shares of the Prime Quality Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund (except the Prime Quality Money Market Fund), generally the Funds must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Prime Quality Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Prime Quality Money Market Fund must generally receive your order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 4:00 p.m., Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as the Prime Quality Money Market Fund receives federal funds before calculating its NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS CALCULATE NAV
In calculating NAV, each Fund (except the Prime Quality Money Market Fund) generally values its investment portfolio at market price. In calculating NAV for the Prime Quality Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Prime Quality Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The Growth and Income Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE
NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Prime Quality Money Market Fund on a Business Day before 2:00 p.m., Eastern time. Orders received after 2:00 p.m., Eastern time will be executed the following Business Day.

RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but it may take up to seven days.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

20 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

DECLARED DAILY AND DISTRIBUTED MONTHLY
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
PRIME QUALITY MONEY MARKET FUND
SHORT-TERM BOND FUND

QUARTERLY
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
GROWTH AND INCOME FUND
SMALL CAP GROWTH STOCK FUND
VALUE INCOME STOCK FUND

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If the SunTrust 401(k) Plan owns Fund shares on a Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through the SunTrust 401(k) Plan. Generally, you will not owe taxes on these distributions until you begin withdrawals from the Plan. Redemptions of Fund shares resulting in withdrawals from the Plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. If you have questions about the tax consequences of Plan withdrawals, you should consult your tax advisor; the Plan's Summary Plan Description in the SunTrust Employee Handbook; BENE, the SunTrust Benefits Service Center, at 1-800-818-2363; or the Plan Administrator, SunTrust Human Resources, P.O. Box 4418, Center 636, Atlanta, Georgia 30302.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund, except the Growth and Income Fund for the periods ended prior to May 31, 1999, have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual reports, which contains more performance information, at no charge by calling 1-800-428-6970.


For the Periods Ended May 31, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods




                                         NET
                    NET              REALIZED AND               DISTRIBUTIONS   NET                    NET
                   ASSET              UNREALIZED  DISTRIBUTIONS     FROM       ASSET                 ASSETS       RATIO
                   VALUE      NET       GAINS       FROM NET      REALIZED     VALUE                   END     OF EXPENSES
                 BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL      END       TOTAL     OF PERIOD  TO AVERAGE
                 OF PERIOD  INCOME    SECURITIES      INCOME        GAINS    OF PERIOD  RETURN(+)     (000)    NET ASSETS
                 --------- ---------- ----------  ------------- ------------ ---------  ---------   ---------  -----------

CAPITAL APPRECIATION FUND
  Trust Shares
    2001 ......   $17.12    $(0.05)    $(0.38)     $   --          $(2.80)    $13.89      (3.74)%  $1,177,933     1.21%
    2000 ......    16.62      0.02       1.40          --           (0.92)     17.12       8.98     1,296,927     1.17
    1999 ......    16.48      0.05       2.70       (0.06)          (2.55)     16.62      17.83     1,966,842     1.17
    1998 ......    15.09      0.09       3.96       (0.09)          (2.57)     16.48      29.51     1,532,587     1.16
    1997 ......    14.90      0.12       3.13       (0.12)          (2.94)     15.09      24.66     1,085,128     1.15

GROWTH AND INCOME FUND (A)
  Trust Shares
    2001 ......   $15.53     $0.07     $(0.04)     $(0.08)         $(0.43)    $15.05       0.11%   $  867,664     0.99%
    2000 ......    16.09      0.11       0.55       (0.10)          (1.12)     15.53       4.11       885,109     1.01
    1999(1) ...    15.10      0.04       1.97       (0.02)          (1.00)     16.09      14.24       634,279     1.14
For the years ended November 30:
    1998 ......   $16.55     $0.09      $1.64      $(0.09)         $(3.09)    $15.10      13.64%   $  577,042     1.03%
    1997 ......    13.39      0.14       3.24       (0.15)          (0.07)     16.55      25.41       590,824     1.02
    1996 ......    11.60      0.17       2.38       (0.17)          (0.59)     13.39      22.68       553,648     1.02

INVESTMENT GRADE BOND FUND
  Trust Shares
    2001 ......   $ 9.58     $0.61     $ 0.65      $(0.61)         $   --     $10.23      13.55%   $  860,073     0.81%
    2000 ......    10.36      0.61      (0.78)      (0.61)             --       9.58      (1.76)      998,596     0.77
    1999 ......    10.65      0.56      (0.11)      (0.56)          (0.18)     10.36       4.25     1,149,068     0.77
    1998 ......    10.16      0.60       0.49       (0.60)             --      10.65      10.92       793,488     0.76
    1997 ......    10.07      0.60       0.09       (0.60)             --      10.16       6.99       633,646     0.75

                                              RATIO OF NET
                               RATIO OF        INVESTMENT
                               EXPENSES          INCOME
                RATIO OF NET   TO AVERAGE      TO AVERAGE
                 INVESTMENT    NET ASSETS      NET ASSETS
                   INCOME     (EXCLUDING       (EXCLUDING      PORTFOLIO
                 TO AVERAGE   WAIVERS AND      WAIVERS AND      TURNOVER
                 NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)     RATE
                -----------  --------------- ---------------   ---------

CAPITAL APPRECIATION FUND
  Trust Shares
    2001 ......    (0.29)%        1.24%          (0.32)%           75%
    2000 ......     0.10          1.26            0.01            129
    1999 ......     0.29          1.26            0.20            147
    1998 ......     0.61          1.27            0.50            194
    1997 ......     0.83          1.25            0.73            141

GROWTH AND INCOME FUND (A)
  Trust Shares
    2001 ......     0.49%         0.99%           0.49%            73%
    2000 ......     0.76          1.01            0.76             53
    1999(1) ...     0.49          1.43            0.20             31
For the years ended November 30:
    1998 ......     0.63%         1.21%           0.45%            71%
    1997 ......     0.92          1.17            0.77            100
    1996 ......     1.38          1.17            1.23             82

INVESTMENT GRADE BOND FUND
  Trust Shares
    2001 ......     6.17%         0.84%           6.14%           131%
    2000 ......     6.05          0.84            5.98            202
    1999 ......     5.25          0.85            5.17            221
    1998 ......     5.67          0.86            5.57            109
    1997 ......     5.89          0.85            5.79            298



(+) Returns are for the period indicated and have not been annualized.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or round to $0.

22 PROSPECTUS


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Periods Ended May 31,

For a Share Outstanding Throughout the Periods



                                            NET
                    NET                REALIZED AND              DISTRIBUTIONS   NET                 NET
                   ASSET                UNREALIZED DISTRIBUTIONS     FROM       ASSET               ASSETS      RATIO
                   VALUE       NET        GAINS       FROM NET     REALIZED     VALUE                END     OF EXPENSES
                 BEGINNING  INVESTMENT  (LOSSES)ON  INVESTMENT     CAPITAL       END      TOTAL   OF PERIOD  TO AVERAGE
                 OF PERIOD INCOME(LOSS) SECURITIES     NCOME        GAINS     OF PERIOD  RETURN(+)  (000)    NET ASSETS
                 ---------  ----------  ----------  ------------ ------------ --------- --------- ---------  -----------

PRIME QUALITY MONEY MARKET FUND
  Trust Shares
    2001 ......   $ 1.00    $ 0.06     $   --        $(0.06)      $   --     $  1.00       5.75% $3,728,371     0.63%
    2000 ......     1.00      0.05         --         (0.05)          --        1.00       5.20   3,311,229     0.60
    1999 ......     1.00      0.05         --         (0.05)          --        1.00       4.83   3,903,232     0.60
    1998 ......     1.00      0.05         --         (0.05)          --        1.00       5.22   1,880,229     0.59
    1997 ......     1.00      0.05         --         (0.05)          --        1.00       5.01   1,086,555     0.58

SHORT-TERM BOND FUND
  Trust Shares
    2001 ......   $ 9.65    $ 0.56     $ 0.39        $(0.56)      $   --      $10.04      10.13% $  215,458     0.70%
    2000 ......     9.91      0.53      (0.25)        (0.53)       (0.01)       9.65       2.87     180,402     0.67
    1999 ......    10.05      0.51      (0.10)        (0.52)       (0.03)       9.91       4.06     209,904     0.67
    1998 ......     9.90      0.55       0.16         (0.55)       (0.01)      10.05       7.31     120,422     0.66
    1997 ......     9.86      0.53       0.07         (0.53)       (0.03)       9.90       6.30      89,701     0.65

SMALL CAP GROWTH STOCK FUND
  Trust Shares
    2001 ......   $18.30    $(0.18)    $ 1.71        $   --       $(1.46)     $18.37       8.33% $  508,857     1.24%
    2000 ......    14.55     (0.08)      4.02            --        (0.19)      18.30      27.24     431,478     1.20
    1999(1)....    10.00     (0.05)      4.62            --        (0.02)      14.55      45.70     152,290     1.20

VALUE INCOME STOCK FUND
  Trust Shares
    2001 ......   $10.38    $ 0.19     $ 1.24        $(0.20)      $   --      $11.61      14.09% $  704,842     0.90%
    2000 ......    12.85      0.23      (1.49)        (0.22)       (0.99)      10.38     (10.52)    921,797     0.89
    1999 ......    13.90      0.24       1.02         (0.24)       (2.07)      12.85      11.13   1,589,951     0.92
    1998 ......    13.71      0.26       2.62         (0.27)       (2.42)      13.90      23.10   1,725,418     0.92
    1997 ......    13.15      0.30       2.32         (0.30)       (1.76)      13.71      22.18   1,488,062     0.91


                                                 RATIO OF NET
                                 RATIO OF         INVESTMENT
                                 EXPENSES        INCOME (LOSS)
                RATIO OF NET     TO AVERAGE       TO AVERAGE
                 INVESTMENT      NET ASSETS       NET ASSETS
                INCOME (LOSS)   (EXCLUDING       (EXCLUDING     PORTFOLIO
                 TO AVERAGE     WAIVERS AND       WAIVERS AND    TURNOVER
                 NET ASSETS    REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
                ------------  ---------------  ---------------- ---------

PRIME QUALITY MONEY MARKET FUND
  Trust Shares
    2001 ......     5.57%          0.75%            5.45%         --%
    2000 ......     5.06           0.75             4.91          --
    1999 ......     4.69           0.77             4.52          --
    1998 ......     5.10           0.77             4.92          --
    1997 ......     4.90           0.76             4.72          --

SHORT-TERM BOND FUND
  Trust Shares
    2001 ......     5.71%          0.76%            5.65%         87%
    2000 ......     5.40           0.76             5.31          70
    1999 ......     5.12           0.77             5.02         108
    1998 ......     5.47           0.79             5.34          87
    1997 ......     5.37           0.78             5.24         118

SMALL CAP GROWTH STOCK FUND
  Trust Shares
    2001 ......    (0.95)%         1.25%           (0.96)%       112%
    2000 ......    (0.86)          1.23            (0.89)        110
    1999(1) ...    (0.48)          1.49            (0.77)         75

VALUE INCOME STOCK FUND
  Trust Shares
    2001 ......     1.70%          0.90%            1.70%         77%
    2000 ......     2.02           0.89             2.02          62
    1999 ......     1.91           0.92             1.91          69
    1998 ......     1.85           0.92             1.85          99
    1997 ......     2.40           0.91             2.40         105



(+) Returns are for the period indicated and have not been annualized.
(1) Commenced operations on October 8, 1998. All edits for the period have been annualized.
Amounts designated as "--" are either $0 or round to $0.

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

24 PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

26 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP



More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

[STI SUNDIAL IMAGE OMITTED]

STI CLASSIC FUNDS - BALANCED FUND
TRUST SHARES

PROSPECTUS

   OCTOBER 1, 2001

   BALANCED FUND
     FOR THE PARTICIPANTS OF THE DEKALB
     COUNTY, GEORGIA BOARD OF
     EDUCATION TAX SHELTERED
     ANNUITY PLAN

     INVESTMENT ADVISER
     TO THE FUND:

  TRUSCO CAPITAL MANAGEMENT, INC.
  (the "Adviser")

[STI CLASSIC FUNDS LOGO OMITTED]

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Balanced Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

2    PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND
     EXPENSES

4    MORE INFORMATION ABOUT RISK

4    MORE INFORMATION ABOUT FUND INVESTMENTS

4    INVESTMENT ADVISER

5    PORTFOLIO MANAGERS

5    PURCHASING AND SELLING FUND SHARES

7    DIVIDENDS AND DISTRIBUTIONS

7    TAXES

8   FINANCIAL HIGHLIGHTS

10   HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED]       FUND SUMMARY

[TELESCOPE ICON OMITTED]       INVESTMENT STRATEGY

[LIFE PRESERVER ICON OMITTED]  WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED]        PERFORMANCE INFORMATION

[GRAPH ICON OMITTED]           WHAT IS AN INDEX?

[COINS ICON OMITTED]           FUND FEES AND EXPENSES

[MOUNTAIN ICON OMITTED]        MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFYING ICON OMITTED]      INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED]       PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation and current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS
    PRIMARY                              U.S. common stocks
    SECONDARY                            Bonds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Attempts to identify companies with a
                                         history of earnings growth and bonds
                                         with minimal risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors who want income from their
                                         investment, as well as an increase in
                                         its value
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC.

1995     25.51%
1996     12.13%
1997     21.14%
1998     19.55%
1999      4.66%
2000      4.79%

            BEST QUARTER              WORST QUARTER
               12.57%                    -5.70%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.61%.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                                   BALANCED FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE S&P 500 INDEX.

                                                       SINCE
TRUST SHARES                   1 YEAR     5 YEARS    INCEPTION
--------------------------------------------------------------------------------
Balanced Fund                   4.79%     12.24%      11.48%*
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index        11.84%      6.23%       6.53%**
--------------------------------------------------------------------------------
S&P 500 Index                  -9.11%     18.33%      18.25%*
--------------------------------------------------------------------------------
* SINCE 1/3/94
** SINCE 12/31/93

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in this index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          TRUST SHARES
Investment Advisory Fees                                  0.95%
Other Expenses                                            0.10%
                                                          -----
Total Annual Fund Operating Expenses                      1.05%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                       Balanced Fund - Trust Shares 1.02%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS       5 YEARS      10 YEARS
       $107          $334          $579         $1,283



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER ICON OMITTED]
MORE INFORMATION ABOUT RISK

EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK
The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

   CREDIT RISK
   The possibility that an issuer will be unable to make timely payments of either principal or interest.

[MOUNTAIN ICON OMITTED]
MORE INFORMATION ABOUT
FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFYING ICON OMITTED]
INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Fund. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

BALANCED FUND                                     0.91%

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each STI Classic Fund.

PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Robert J. Rhodes, CFA, Mr. Earl L. Denney, CFA, and Mr. Dave E. West, CFA. Mr. Rhodes manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed-income portion of the Fund. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. Mr. Rhodes has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience. In January 2000, Mr. West was named Managing Director of SunTrust Bank and is now a Managing Director of Trusco, after working at STI since 1985. Mr. West has more then 15 years of investment experience. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now a Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has more than 22 years of investment experience.

[HANDSHAKE ICON OMITTED]
PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions. Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

6 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV
In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE
NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Balanced Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. You will receive dividends and distributions in the form of additional Fund shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through a qualified tax sheltered annuity plan. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Sales and redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your tax advisor about the tax consequences of plan withdrawals.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

8 PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information for the Fund has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended May 31,


For a Share Outstanding Throughout the Periods



                                         NET REALIZED
                 NET ASSET                   AND        DISTRIBUTIONS                                                      RATIO OF
                   VALUE        NET       UNREALIZED       FROM NET    DISTRIBUTIONS  NET ASSET             NET ASSETS   EXPENSES TO
                 BEGINNING  INVESTMENT      GAINS         INVESTMENT   FROM REALIZED  VALUE END    TOTAL      END OF       AVERAGE
                 OF PERIOD    INCOME    ON INVESTMENTS      INCOME     CAPITAL GAINS  OF PERIOD  RETURN(+)  PERIOD(000)  NET ASSETS
                 ---------  ----------  --------------  -------------  -------------  ---------  ---------  -----------  -----------
-------------
BALANCED FUND
-------------
  Trust Shares
    2001 ........ $13.37       $0.30        $0.12         $(0.31)         $(0.30)      $13.18       3.24%     $209,316       1.01%
    2000 ........  13.26        0.32         0.33          (0.30)          (0.24)       13.37       5.02       223,634       0.97
    1999 ........  13.09        0.28         1.09          (0.28)          (0.92)       13.26      10.98       251,752       0.97
    1998 ........  11.94        0.31         2.19          (0.32)          (1.03)       13.09      22.15       188,465       0.96
    1997 ........  11.55        0.33         1.47          (0.32)          (1.09)       11.94      16.66       151,358       0.95

                                                     RATIO OF NET
                    RATIO OF       RATIO OF           INVESTMENT
                       NET        EXPENSES TO         INCOME TO
                   INVESTMENT     AVERAGE NET        AVERAGE NET
                     INCOME    ASSETS (EXCLUDING   ASSETS (EXCLUDING  PORTFOLIO
                   TO AVERAGE     WAIVERS AND         WAIVERS AND     TURNOVER
                   NET ASSETS   REIMBURSEMENTS)     REIMBURSEMENTS)    RATE
                   ----------  ------------------  -----------------  --------
-------------
BALANCED FUND
-------------
  Trust Shares
    2001 ........     2.24%          1.05%                2.20%           99%
    2000 ........     2.39           1.07                 2.29           182
    1999 ........     2.19           1.06                 2.10           179
    1998 ........     2.51           1.08                 2.39           154
    1997 ........     2.89           1.08                 2.76           197

(+) Returns are for the period indicated and have not been annualized.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

10 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

PROSPECTUS
INSTITUTIONAL SHARES






CLASSIC INSTITUTIONAL CASH MANAGEMENT
MONEY MARKET FUND

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
MONEY MARKET FUND







October 1, 2001



Investment Adviser to the Funds:

Trusco Capital Management, Inc.
(THE "ADVISER")

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                      (THIS PAGE LEFT INTENTIONALLY BLANK)

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Classic Institutional Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOLLOWING THE TABLE OF CONTENTS, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:
                                                                            Page
  CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND ..................   2
  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND .......   4
  CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND .........   6
  MORE INFORMATION ABOUT FUND INVESTMENTS ..................................   8
  INVESTMENT ADVISER .......................................................   8
  PORTFOLIO MANAGERS .......................................................   8
  PURCHASING AND SELLING FUND SHARES .......................................   8
  DIVIDENDS AND DISTRIBUTIONS ..............................................  10
  TAXES ....................................................................  10
  FINANCIAL HIGHLIGHTS .....................................................  11
  HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS .......  Back Cover




                   RISK/RETURN INFORMATION COMMON TO THE FUNDS
      --------------------------------------------------------------------------

      Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

      Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
      --------------------------------------------------------------------------

2

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT GOAL                    As high a level of current income as is
                                   consistent with preservation of capital and
                                   liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding
                                   undue risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking current income
                                   through a liquid investment
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Cash Management Money Market Fund invests in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury, (ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, as well as repurchase agreements. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING
IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or the agency's own resources.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*

[Graphic Omitted]
Plot points are as follows:

5.47%    5.63%    5.52%    5.12%    6.33%
1996     1997     1998     1999     2000


          BEST QUARTER        WORST QUARTER
              1.63%               1.19%
           (12/31/00)           (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.58%.

3


--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. FIRST TIER INSTITUTIONS-ONLY AVERAGE.
                                               SINCE
INSTITUTIONAL SHARES      1 YEAR    5 YEARS  INCEPTION
--------------------------------------------------------------------------------
Classic Institutional
Cash Management
Money Market Fund          6.33%     5.61%    5.62%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Institutions-
Only Average               6.17%     5.41%    5.42%**
--------------------------------------------------------------------------------
 * SINCE 10/25/95
** SINCE 10/31/95

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Institutions-Only Average is a widely-recognized composite of money market funds which invest in securities rated Prime-1 by Moody's or A-1 by Standard & Poor's. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                  INSTITUTIONAL SHARES
Investment Advisory Fees                  0.20%
Other Expenses                            0.10%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses      0.30%*
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

CLASSIC INSTITUTIONAL CASH MANAGEMENT
MONEY MARKET FUND -- INSTITUTIONAL SHARES      0.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR     3 YEARS      5 YEARS     10 YEARS
       $31        $97         $169         $381

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

4

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT GOAL                    High current income to the extent consistent
                                   with the preservation of capital and the
                                   maintenance of liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. Treasury and government agency
                                   securities, and repurchase agreements
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding
                                   undue risk by analyzing yields
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking current
                                   income through a liquid investment
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING
IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The following bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

5


--------------------------------------------------------------------------------

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*

[Graphic Omitted] Plot points are as follows:

5.89%    5.31%    5.50%    5.36%    4.99%    6.18%
1995     1996     1997     1998     1999     2000

          BEST QUARTER        WORST QUARTER
              1.60%               1.17%
           (12/31/00)           (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.51%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. GOVERNMENT-ONLY INSTITUTIONS-ONLY AVERAGE.
                                               SINCE
INSTITUTIONAL SHARES      1 YEAR    5 YEARS  INCEPTION
--------------------------------------------------------------------------------
Classic Institutional
U.S. Government
Securities Money
Market Fund                6.18%    5.47%     5.50%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Government-Only
Institutions-Only Average  5.92%    5.19%     5.23%**
--------------------------------------------------------------------------------
 * SINCE 8/1/94
** SINCE 7/31/94

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government-Only Institutions-Only Average is a widely-recognized composite of money market funds which invest in U.S. Treasury Bills, repurchase agreements or agencies of the U.S. government. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                   INSTITUTIONAL SHARES
Investment Advisory Fees                  0.20%
Other Expenses                            0.10%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses      0.30%*
--------------------------------------------------------------------------------

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND -- INSTITUTIONAL SHARES           0.27%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR     3 YEARS      5 YEARS     10 YEARS
       $31        $97         $169         $381

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

6

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT GOAL                    As high a level of current income as is
                                   consistent with preservation of capital
                                   and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. Treasury securities and repurchase
                                   agreements
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding
                                   undue risk by analyzing yields
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking current
                                   income through a liquid investment
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury Bills, Notes, Bonds and components of these securities, and repurchase agreements collateralized by these securities. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser `s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING
IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*

[Graphic Omitted] Plot points are as follows:


5.44%    5.30%    4.83%    6.06%
1997     1998     1999     2000



          BEST QUARTER        WORST QUARTER
              1.57%               1.13%
           (12/31/00)           (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.32%.

7


--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

INSTITUTIONAL SHARES        1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Classic Institutional
U.S. Treasury Securities
Money Market Fund            6.06%         5.41%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
U.S. Treasury and
Repo Average                 5.58%         4.91%**
--------------------------------------------------------------------------------
 * SINCE 12/12/96
** SINCE 11/30/96

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                   INSTITUTIONAL SHARES
Investment Advisory Fees                  0.20%
Other Expenses                            0.10%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses      0.30%*
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

  CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND -- INSTITUTIONAL SHARES     0.27%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR     3 YEARS      5 YEARS     10 YEARS
       $31        $97         $169         $381

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

8


--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI). Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

   CLASSIC INSTITUTIONAL CASH MANAGEMENT
     MONEY MARKET FUND                         0.17%

   CLASSIC INSTITUTIONAL U.S. GOVERNMENT
     SECURITIES MONEY MARKET FUND              0.19%

   CLASSIC INSTITUTIONAL U.S. TREASURY
     SECURITIES MONEY MARKET FUND              0.19%

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Robert S. Bowman, CFA, has served as a Vice President of Trusco since January 1999. He has managed the Classic Institutional Cash Management Money Market Fund since it began operating in October 1995, and has managed the Classic Institutional U.S. Government Securities Money Market Fund since 1995. Prior to joining Trusco, Mr. Bowman served as assistant trader from 1994 to 1995, and Vice President of Crestar Asset Management Company since 1995. He has more than 7 years of investment experience.

Mr. David S. Yealy has served as a Managing Director of Trusco since July 2000. He has managed the Classic Institutional U.S. Treasury Securities Money Market Fund since it began operating in December 1996. Prior to July 2000, Mr. Yealy was a First Vice President of Trusco and has worked there since 1991. He has more than 16 years of investment experience.

PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Institutional Shares primarily to various institutional investors, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be

9


--------------------------------------------------------------------------------
in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order in proper form before 3:00 p.m., Eastern time and federal funds (readily available funds) before 4:00 p.m., Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES AND
OTHER INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR INSTITUTION, INCLUDING SUBSIDIARIES OF SUNTRUST AND ITS AFFILIATES, AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS YOUR INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $10,000,000.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Funds. If you are a customer of SunTrust or another institution, you must contact that institution directly for information about how to sell your shares including any specific cut-off times required.

Redemption orders must be sent to the Funds by the institutional investor as the record owner of shares. If you own Institutional Shares through an institution, you may sell shares by following the procedures established when you opened your account or accounts with your institution.

Redemption orders must be received by the Funds on a Business Day before 2:00 p.m., Eastern time. Orders received after 2:00 p.m., Eastern time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they

 10


--------------------------------------------------------------------------------
were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions, if any, are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUNDS EACH EXPECT TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES.

A significant portion of each Fund's distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

11


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Shares of each Classic Institutional Money Market Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for each Fund, except the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund for periods prior to May 31, 1999, have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund for the periods from inception through January 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual reports that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

12


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Periods Ended May 31, (unless otherwise noted)

For a Share Outstanding Throughout the Periods







           Net Asset               Distributions
             Value         Net       from Net      Net Asset
           Beginning    Investment   Investment    Value End       Total
           of Period     Income       Income       of Period    Return (+)
           ----------   ---------- -------------   ---------    ----------

-----------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
-----------------------------------------------------------
Institutional Shares
   2001     $1.00        $0.06        $(0.06)        $1.00          6.13%
   2000      1.00         0.05         (0.05)         1.00          5.56
   1999*     1.00         0.02         (0.02)         1.00          1.58
   For the years ended January 31:
   1999      1.00         0.05         (0.05)         1.00          5.46
   1998      1.00         0.06         (0.06)         1.00          5.66
   1997      1.00         0.05         (0.05)         1.00          5.45

----------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
----------------------------------------------------------------------
Institutional Shares
   2001     $1.00        $0.06        $(0.06)        $1.00          5.98%
   2000      1.00         0.05         (0.05)         1.00          5.39
   1999*     1.00         0.02         (0.02)         1.00          1.56
   For the years ended January 31:
   1999      1.00         0.05         (0.05)         1.00          5.30
   1998      1.00         0.05         (0.05)         1.00          5.52
   1997      1.00         0.05         (0.05)         1.00          5.29

----------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------
Institutional Shares
   2001     $1.00        $0.06        $(0.06)        $1.00          5.74%
   2000      1.00         0.05         (0.05)         1.00          5.25
   1999      1.00         0.05         (0.05)         1.00          4.97
   1998      1.00         0.05         (0.05)         1.00          5.50
   1997(C)   1.00         0.02         (0.02)         1.00          2.46


                                                                              Ratio of Net
                                                              Ratio of         Investment
                                             Ratio of        Expenses to        Income to
                              Ratio of          Net          Average Net       Average Net
                               Expenses      Investment         Assets            Assets
              Net Assets      to Average      Income to       (Excluding       (Excluding
                 End of          Net          Average        Waivers and       Waivers and
              Period (000)      Assets       Net Assets     Reimbursements)   Reimbursements)
              ------------    ----------     ----------     ---------------   ---------------
-----------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
-----------------------------------------------------------
Institutional Shares
   2001         $3,229,400         0.25%          5.91%            0.30%            5.86%
   2000          2,311,685         0.25           5.42             0.30             5.37
   1999*         1,888,483         0.25           4.79             0.35             4.69
   For the years ended January 31:
   1999            884,490         0.23           5.31             0.35             5.19
   1998            740,837         0.20           5.52             0.36             5.36
   1997            477,435         0.20           5.33             0.38             5.15

----------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
----------------------------------------------------------------------
Institutional Shares
   2001           $896,189         0.26%          5.72%            0.29%            5.69%
   2000            650,626         0.25           5.27             0.29             5.23
   1999*           617,089         0.25           4.73             0.36             4.62
   For the years ended January 31:
   1999            688,031         0.23           5.18             0.36             5.05
   1998            789,410         0.20           5.39             0.37             5.22
   1997            586,731         0.20           5.17             0.37             5.00

----------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------
Institutional Shares
   2001           $580,227         0.27%          5.44%            0.30%            5.41%
   2000            329,725         0.25           5.17             0.31             5.11
   1999            283,525         0.20           4.83             0.47             4.56
   1998            140,334         0.18           5.34             0.38             5.14
   1997(C)          20,238         0.09           5.27             0.51             4.85

(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.
(B) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(C) Commenced operations on December 12, 1996. All ratios for the period have been annualized.
(+)  Returns are for the period indicated and have not been annualized.
 * For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.

--------------------------------------------------------------------------------

NOTES

STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP



More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2001, includes detailed information about the STI Classic Institutional Money Market Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

[STI SUNDIAL IMAGE OMITTED]

STI CLASSIC FUNDS-MONEY MARKET
FUNDS-FLEX AND INVESTOR SHARES

PROSPECTUS

  OCTOBER 1, 2001

  PRIME QUALITY MONEY MARKET FUND

  TAX-EXEMPT MONEY MARKET FUND

  U.S. GOVERNMENT SECURITIES
    MONEY MARKET FUND

  VIRGINIA TAX-FREE
    MONEY MARKET FUND

  INVESTMENT ADVISER
  TO THE FUNDS:

  TRUSCO CAPITAL MANAGEMENT, INC.
  (the "Adviser")


[STI CLASSIC FUNDS LOGO OMITTED]

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor and Flex Shares of the Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

2    PRIME QUALITY MONEY MARKET FUND

4    TAX-EXEMPT MONEY MARKET FUND

6    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

8    VIRGINIA TAX-FREE MONEY MARKET FUND

10   MORE INFORMATION ABOUT RISK

10   MORE INFORMATION ABOUT FUND INVESTMENTS

10   INVESTMENT ADVISER

11   PORTFOLIO MANAGERS

11   PURCHASING, SELLING AND EXCHANGING FUND SHARES

16   DIVIDENDS AND DISTRIBUTIONS

16   TAXES

17   FINANCIAL HIGHLIGHTS

18   HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED]   FUND SUMMARY

[TELESCOPE ICON OMITTED]   INVESTMENT STRATEGY

[LIFE PRESERVER ICON OMITTED]   WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED]    PERFORMANCE INFORMATION

[GRAPH ICON OMITTED]       WHAT IS AN AVERAGE?

[COINS ICON OMITTED]       FUND FEES AND EXPENSES

[MOUNTAIN ICON OMITTED]    MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFYING ICON OMITTED]  INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED]   PURCHASING, SELLING AND EXCHANGING FUND SHARES

[DOLLAR ICON OMITTED]      SALES CHARGES
--------------------------------------------------------------------------------

OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

2 PROSPECTUS

--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                  High current income, while preserving capital
                                 and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                 Money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Attempts to identify money market instruments
                                 with the most attractive risk/return trade-off
--------------------------------------------------------------------------------
INVESTOR PROFILE                 Conservative investors who want to receive
                                 current income from their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[BULLSEVE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED OF CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1993    2.60%
1994    3.60%
1995    5.30%
1996    4.82%
1997    4.97%
1998    4.92%
1999    4.56%
2000    5.86%

            BEST QUARTER              WORST QUARTER
                1.51%                     0.64%
              (9/30/00)                 (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.26%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. FIRST TIER AVERAGE.

INVESTOR SHARES             1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Prime Quality Money
Market Fund                  5.86%      5.02%       4.46%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Average           5.80%      5.04%       4.50%**
--------------------------------------------------------------------------------
 * SINCE 6/8/92
** SINCE 5/31/92

FLEX SHARES                           1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Prime Quality Money
Market Fund                             5.03%       4.87%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Average                      5.80%       5.65%**
--------------------------------------------------------------------------------
 * CUMULATIVE SINCE 10/4/99
** CUMULATIVE SINCE 9/30/99

To obtain more information about the Fund's current yield, call 1-800-814-3397.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                 PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Average is a widely-recognized composite of money market funds which invest in securities rated in the highest category by at least two of the recognized rating agencies. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                    INVESTOR SHARES       FLEX SHARES
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)      None                 None
Maximum Deferred Sales Charge(Load)
(as a percentage of net asset value)*    None                 2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                    INVESTOR SHARES       FLEX SHARES
Investment Advisory Fees                 0.65%                0.65%
Distribution and Service (12b-1) Fees    0.20%                0.75%
Other Expenses                           0.10%                0.52%
                                         -----                -----
Total Annual Fund Operating Expenses     0.95%*               1.92%*
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

             Prime Quality Money Market Fund - Investor Shares 0.81%
             Prime Quality Money Market Fund - Flex Shares     1.54%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
Investor Shares        $ 97       $303    $  525     $1,166
Flex Shares            $395       $603    $1,037     $2,243

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
Investor Shares        $ 97       $303    $  525     $1,166
Flex Shares            $195       $603    $1,037     $2,243

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

4 PROSPECTUS

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                 High current interest income exempt from federal
                                income taxes, while preserving capital and
                                liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                Municipal money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Attempts to increase income without added risk
                                by analyzing credit quality
--------------------------------------------------------------------------------
INVESTOR PROFILE                Conservative investors who want to receive
                                current tax-exempt income from their investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED OF CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

1993    1.90%
1994    2.37%
1995    3.36%
1996    2.94%
1997    3.11%
1998    2.90%
1999    2.69%
2000    3.57%

            BEST QUARTER              WORST QUARTER
                0.95%                     0.42%
              (6/30/00)                 (3/31/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 1.36%.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                    TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.

INVESTOR SHARES             1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Tax-Exempt Money
Market Fund                  3.57%      3.04%     2.81%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free Stockbroker
& General Purpose
Average                      3.56%      3.04%     2.81%**
--------------------------------------------------------------------------------

* SINCE 6/8/92
** SINCE 5/31/92

To obtain more information about the Fund's current yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 INVESTOR SHARES

Investment Advisory Fees                                                0.55%
Distribution and Service (12b-1) Fees                                   0.15%
Other Expenses                                                          0.10%
                                                                        -----
Total Annual Fund Operating Expenses                                    0.80%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              Tax-Exempt Money Market Fund - Investor Shares 0.67%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR      3 YEARS        5 YEARS      10 YEARS
         $82        $255           $444          $990

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

6 PROSPECTUS

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                  High current income, while preserving capital
                                 and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                 U.S. Treasury and government agency securities,
                                 and repurchase agreements
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Attempts to increase income without adding
                                 undue risk by analyzing yields
--------------------------------------------------------------------------------
INVESTOR PROFILE                 Conservative investors who want to receive
                                 current income
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED OF CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1993    2.52%
1994    3.48%
1995    5.25%
1996    4.66%
1997    4.85%
1998    4.73%
1999    4.26%
2000    5.56%

            BEST QUARTER              WORST QUARTER
                1.46%                    0.61%
             (12/31/00)                 (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.27%.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. U.S. GOVERNMENT & AGENCY AVERAGE.

INVESTOR SHARES             1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Government
Securities Money
Market Fund                 5.56%      4.81%        4.30%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
U.S. Government
& Agency Average            5.65%      4.91%        4.39%**
--------------------------------------------------------------------------------

* SINCE 6/8/92
** SINCE 5/31/92

To obtain more information about the Fund's current yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. U.S. Government & Agency Average is a widely-recognized composite of money market funds which invest in U.S. Treasury Bills, repurchase agreements or securities issued by agencies of the U.S. government. The number of funds in the Average varies.

[COINS ICON OMITTED}
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 INVESTOR SHARES
Investment Advisory Fees                                                0.65%
Distribution and Service (12b-1) Fees                                   0.17%
Other Expenses                                                          0.11%
                                                                        -----
Total Annual Fund Operating Expenses                                    0.93%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

      U.S. Government Securities Money Market Fund - Investor Shares 0.80%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR      3 YEARS        5 YEARS      10 YEARS
        $95         $296           $515         $1,143

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

8 PROSPECTUS

--------------------------------------------------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                  High current income exempt from federal and
                                 Virginia income taxes, while preserving capital
                                 and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                 Virginia municipal money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Attempts to increase income without added risk
                                 by analyzing credit quality
--------------------------------------------------------------------------------
INVESTOR PROFILE                 Virginia residents who want to receive current
                                 income exempt from federal and state income
                                 taxes
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

[GRAPHIC OMITTED OF CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
1994    2.11%
1995    3.27%
1996    3.10%
1997    3.07%
1998    2.92%
1999    2.71%
2000    3.55%

            BEST QUARTER              WORST QUARTER
                0.93%                     0.37%
              (6/30/00)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 1.38%.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                             VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.

INVESTOR SHARES              1 YEAR   5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Virginia Tax-Free
Money Market Fund             3.55%      3.07%       2.84%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free Stockbroker &
General Purpose Average       3.56%      3.04%       2.89%**
--------------------------------------------------------------------------------

* SINCE 5/5/93
** SINCE 4/30/93

To obtain more information about the Fund's yield, call 1-800-814-3397.

[GRAPH ICON OMITTED]
--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 INVESTOR SHARES
Investment Advisory Fees                                                0.40%
Distribution and Service (12b-1) Fees                                   0.40%
Other Expense                                                           0.11%
                                                                        -----
Total Annual Fund Operating Expenses                                    0.91%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

           Virginia Tax-Free Money Market Fund - Investor Shares 0.67%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR      3 YEARS        5 YEARS      10 YEARS
         $93        $290           $504         $1,120

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

10 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER ICON OMITTED]
MORE INFORMATION ABOUT RISK

FIXED INCOME RISK

TAX-EXEMPT MONEY MARKET FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

   MUNICIPAL ISSUER RISK

   TAX-EXEMPT MONEY MARKET FUND
   VIRGINIA TAX-FREE MONEY MARKET FUND

   There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK

VIRGINIA TAX-FREE MONEY MARKET FUND

To the extent that the Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or STATES, thus subjecting a Fund to additional risks.

[MOUNTAIN ICON OMITTED]
MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI). Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFYING ICON OMITTED]
INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                              PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

     PRIME QUALITY MONEY MARKET FUND                  0.53%
     TAX-EXEMPT MONEY MARKET FUND                     0.44%
     U.S. GOVERNMENT SECURITIES MONEY
      MARKET FUND                                     0.55%
     VIRGINIA TAX-FREE MONEY MARKET FUND              0.40%

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. David S. Yealy has served as a Managing Director of Trusco since July 2000. He has managed the Prime Quality Money Market Fund since it began operating in June 1992. Prior to July 2000, Mr. Yealy was a First Vice President of Trusco and has worked there since 1991. He has more than 16 years of investment experience.

Mr. Robert S. Bowman, CFA, has served as a Vice President of Trusco since January 1999. He has managed the Virginia Tax-Free Money Market Fund since May 1995, the Tax-Exempt Money Market Fund since July 2000 and the U.S. Government Securities Money Market Fund since October 2000. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice President of Crestar Asset Management Company since 1995. He has more than 7 years of investment experience.

[HANDSHAKE ICON OMITTED]
PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Investor Shares and Flex Shares of the Funds. Flex Shares of the Prime Quality Money Market Fund are available only through exchanges of Flex Shares of other STI Classic Funds or, potentially, in the future, Flex Shares of the Prime Quality Money Market Fund may be used to set up a systematic exchange program to purchase Flex Shares of other STI Classic Funds. Currently no such exchange program is available. Flex Shares of the Prime Quality Money Market Fund (i) are subject to a 2% contingent deferred sales charge (CDSC) if you redeem your shares within one year of the date you purchased the original STI Classic Fund Flex Shares; and (ii) have higher annual expenses than Investor Shares of the Prime Quality Money Market Fund.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

o Mail
o Telephone (1-800-874-4770)
o Wire
o Automated Clearing House (ACH)

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers, and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust Securities, Inc.). Please contact your financial institution directly and follow its procedures for fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund

12 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must generally receive your order before 10:30 a.m., Eastern time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 2:00 p.m., Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund. Also each Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before the Funds calculate their NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase Investor shares for the first time, you must invest at least $2,000 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Funds at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase Investor Shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 up to $100,000 once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

[DOLLAR ICON OMITTED]
SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) -- FLEX SHARES

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The CDSC will be waived if you sell your Flex Shares for the following reasons:

o  to make certain withdrawals from a retirement plan (not including IRAs);
o  because of death or disability;
o for certain payments under the Systematic Withdrawal Plan (which is discussed later); or
o for exchanges from Trust or Investor Shares to Flex Shares when the total accumulated period from the original date of purchase is at least one year.

OFFERING PRICE OF FUND SHARES

The offering price of Investor and Flex Shares is the NAV next calculated after the transfer agent receives your request.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Flex Shares of the Prime Quality Money Market Fund, any applicable deferred sales charge.

Redemption orders must be received by the Funds on a Business Day before 10:30 a.m., Eastern time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 2:00 p.m., Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund. Orders received after these times will be executed the following Business Day.

14 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required $2,000 because of redemptions you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Currently, you may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

INVESTOR SHARES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. For purposes of computing the CDSC applicable to Flex Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund. Again, the CDSC will be computed as of the original date of purchase.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

For Investor Shares
     PRIME QUALITY MONEY MARKET FUND                    0.20%
     TAX-EXEMPT MONEY MARKET FUND                       0.15%
     U.S. GOVERNMENT SECURITIES
     MONEY MARKET FUND                                  0.17%
     VIRGINIA TAX-FREE MONEY MARKET FUND                0.40%

For Flex Shares of the Prime Quality Money Market Fund, the maximum distribution fee is 0.75% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodging, and gifts that do not exceed $100 per year, per individual.

16 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions, if any, are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Both of these Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.

The Prime Quality Money Market Fund and the U.S. Government Securities Money Market Fund expect to distribute primarily ordinary income. In addition, a significant portion of each of these two Funds' distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                   PROSPECTUS 17


--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Flex and Investor Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund, except the Virginia Tax-Free Money Market Fund for the periods ended prior to May 31, 1999, has been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Virginia Tax-Free Money Market Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.


For the Periods Ended May 31, (unless otherwise noted)
For a Share Outstanding Throughout the Periods



                  NET ASSET              DISTRIBUTIONS
                    VALUE       NET        FROM NET     NET ASSET              NET ASSETS
                  BEGINNING  INVESTMENT   INVESTMENT    VALUE END    TOTAL       END OF
                  OF PERIOD   INCOME        INCOME      OF PERIOD  RETURN(+)  PERIOD (000)
                  ---------  ----------  -------------  ---------  ---------  ------------
-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  Investor Shares
    2001 .........  $1.00     $ 0.05         $(0.05)      $1.00      5.57%     $1,927,309
    2000 .........   1.00       0.05          (0.05)       1.00      5.02       1,312,653
    1999 .........   1.00       0.05          (0.05)       1.00      4.66         918,100
    1998 .........   1.00       0.05          (0.05)       1.00      5.04         411,821
    1997 .........   1.00       0.05          (0.05)       1.00      4.84         283,544
  Flex Shares
    2001 .........  $1.00      $0.05         $(0.05)      $1.00      4.75%         $4,051
    2000(A) ......   1.00       0.03          (0.03)       1.00      2.93           3,445

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  Investor Shares
    2001 .........  $1.00     $ 0.03         $(0.03)      $1.00      3.35%       $256,894
    2000 .........   1.00       0.03          (0.03)       1.00      3.07         125,500
    1999 .........   1.00       0.03          (0.03)       1.00      2.69         128,854
    1998 .........   1.00       0.03          (0.03)       1.00      3.09         134,538
    1997 .........   1.00       0.03          (0.03)       1.00      2.97         102,013

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  Investor Shares
    2001 .........  $1.00      $0.05         $(0.05)      $1.00      5.41%       $158,087
    2000 .........   1.00       0.05          (0.05)       1.00      4.71          79,311
    1999 .........   1.00       0.04          (0.04)       1.00      4.41          61,472
    1998 .........   1.00       0.05          (0.05)       1.00      4.90          58,753
    1997 .........   1.00       0.05          (0.05)       1.00      4.69          63,178

--------------------------------------------------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND (FORMERLY THE TAX-FREE MONEY MARKET FUND)(B)
--------------------------------------------------------------------------------
  Investor Shares
    2001 .........  $1.00      $0.03         $(0.03)      $1.00      3.35%        $93,004
    2000 .........   1.00       0.03          (0.03)       1.00      3.07          62,878
    1999** .......   1.00       0.01          (0.01)       1.00      1.27           5,955
  For the Year Ended November 30:
    1998 .........   1.00       0.03          (0.03)       1.00      2.96           8,851
    1997 .........   1.00       0.03          (0.03)       1.00      3.05           7,634
    1996 .........   1.00       0.03          (0.03)       1.00      3.13           2,994

                                                                RATIO OF NET
                                RATIO OF        RATIO OF         INVESTMENT
                                  NET          EXPENSES TO       INCOME TO
                   RATIO OF    INVESTMENT     AVERAGE NET        AVERAGE NET
                  EXPENSES TO    INCOME    ASSETS (EXCLUDING  ASSETS (EXCLUDING
                    AVERAGE    TO AVERAGE     WAIVERS AND        WAIVERS AND
                  NET ASSETS   NET ASSETS   REIMBURSEMENTS)    REIMBURSEMENTS)
                  -----------  ----------  -----------------  -----------------
-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  Investor Shares
    2001 .........   0.80%        5.36%          0.95%              5.21%
    2000 .........   0.77         4.94           0.95               4.76
    1999 .........   0.77         4.52           0.97               4.32
    1998 .........   0.76         4.93           0.98               4.71
    1997 .........   0.75         4.74           0.97               4.52
  Flex Shares
    2001 .........   1.53%        4.54%          1.92%              4.15%
    2000(A) ......   1.50*        4.46*          1.99*              3.97*

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  Investor Shares
    2001 .........   0.67%        3.22%          0.80%              3.09%
    2000 .........   0.64         3.01           0.82               2.83
    1999 .........   0.64         2.66           0.83               2.48
    1998 .........   0.62         3.04           0.83               2.83
    1997 .........   0.62         2.92           0.83               2.71

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  Investor Shares
    2001 .........   0.79%        5.14%          0.93%              5.00%
    2000 .........   0.77         4.62           0.93               4.46
    1999 .........   0.77         4.32           0.98               4.11
    1998 .........   0.76         4.79           0.96               4.59
    1997 .........   0.75         4.59           0.96               4.38

--------------------------------------------------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND (FORMERLY THE TAX-FREE MONEY MARKET FUND)(B)
--------------------------------------------------------------------------------
  Investor Shares
    2001 .........   0.66%        3.28%          0.91%              3.03%
    2000 .........   0.67         3.17           0.73               3.11
    1999** .......   0.67         2.52           1.06               2.13
  For the Year Ended November 30:
    1998 .........   0.67         2.92           1.07               2.52
    1997 .........   0.68         3.42           1.08               3.02
    1996 .........   0.67         2.86           1.07               2.46

*  Annualized.

** For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.

(+) Total return is for the period indicated and has not been annualized.

(A) Commenced operations on October 4, 1999.

(B) On May 24, 1999, the CrestFund Tax Free Money Fund exchanged all of its assets and certain liabilities for shares of the Virginia Tax-Free Money Market Fund (formerly the Tax-Free Money Market Fund). The CrestFund Tax-Free Money Fund was the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

18 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090).

You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                                                 STI-PS-001-0200

PROSPECTUS
CORPORATE TRUST SHARES








CLASSIC INSTITUTIONAL
U.S. TREASURY SECURITIES
MONEY MARKET FUND







October 1, 2001




Investment Adviser to the Fund:

Trusco Capital Management, Inc.
(THE "ADVISER")

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                      (THIS PAGE LEFT INTENTIONALLY BLANK)

                              ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE SECTION BELOW, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            Page
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
     PERFORMANCE INFORMATION AND EXPENSES ..................................   2
     MORE INFORMATION ABOUT FUND INVESTMENTS ...............................   4
     INVESTMENT ADVISER ....................................................   4
     PORTFOLIO MANAGER .....................................................   4
     PURCHASING AND SELLING FUND SHARES ....................................   4
     DIVIDENDS AND DISTRIBUTIONS ...........................................   6
     TAXES .................................................................   6
     FINANCIAL HIGHLIGHTS ..................................................   7
     HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS ..... Back Cover



      --------------------------------------------------------------------------
                            RISK/RETURN INFORMATION


      The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

      The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

      --------------------------------------------------------------------------

2

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOAL                    As high a level of current income as is
                                   consistent with preservation of capital and
                                   liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. Treasury securities and repurchase
                                   agreements
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding
                                   undue risk by analyzing yields
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking current income
                                   through a liquid investment
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury Bills, Notes, Bonds and components of these securities and repurchase agreements collateralized by these securities. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING
IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CORPORATE TRUST SHARES FOR THE PAST YEAR.

[Graphic Omitted]
Plot Point is as follows:

5.85%
2000

          BEST QUARTER        WORST QUARTER
              1.52%               1.30%
           (12/31/00)           (3/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.22%.

3


--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

INSTITUTIONAL SHARES         1 YEAR            SINCE INCEPTION
--------------------------------------------------------------------------------
Classic Institutional
U.S. Treasury Securities
Money Market Fund            5.85%                  5.45%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
U.S. Treasury &
Repo Average                 5.58%                  5.18%**
--------------------------------------------------------------------------------
 * SINCE 6/2/99
** SINCE 5/31/99

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.

--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities. The number of funds in the Average varies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                CORPORATE TRUST SHARES
Investment Advisory Fees                 0.20%
Other Expenses                           0.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses     0.50%*
--------------------------------------------------------------------------------

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

      Classic Institutional U.S. Treasury Securities
      Money Market Fund - Corporate Trust Shares       0.47%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR     3 YEARS      5 YEARS     10 YEARS
       $51       $160         $280         $628

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

4


--------------------------------------------------------------------------------

MORE INFORMATION ABOUT
FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI). Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Fund. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management.

For the period ended May 31, 2001, the Adviser received advisory fees of 0.19% for the Fund.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGER

Mr. David S. Yealy has served as a Managing Director of Trusco since July 2000. He has managed the Classic Institutional U.S. Treasury Securities Money Market Fund since it began operating in December 1996. Prior to July 2000, Mr. Yealy was a First Vice President of Trusco and has worked there since 1991. He has more than 16 years of investment experience.

PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Corporate Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Corporate Trust Shares only to accounts of various banking subsidiaries of SunTrust Banks, Inc. which are administered by the Corporate Trust Division (SunTrust). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) SunTrust. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to be eligible to receive dividends declared on the day that you submit your purchase order, generally the Fund must receive your purchase order in proper form before 3:00 p.m., Eastern time and federal funds (readily available funds) before 4:00 p.m., Eastern time.

5


--------------------------------------------------------------------------------

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES AND
OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST AT AN EARLIER TIME THAN THOSE LISTED ABOVE FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS SUNTRUST TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES THROUGH YOUR ACCOUNT, INCLUDING SPECIFIC INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT SUNTRUST DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust. SunTrust will provide information about how to sell your shares including any specific cut-off times required.

Redemption orders must be sent to the Fund by SunTrust as the record owner of shares. If you own Corporate Trust Shares through a subsidiary of SunTrust you may sell shares by following the procedures established when you opened your account or accounts.

Redemption orders must be received by the Fund on a Business Day before 2:00 p.m., Eastern time. Orders received after 2:00 p.m., Eastern time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

6


--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions, if any, are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAINS A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES.

A significant portion of the Fund's distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

7


--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for this Fund have been audited by Arthur Andersen LLP, independent public accountants. The report of Arthur Andersen LLP, along with the Fund's financial statements, appears in the annual reports that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

8


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Periods Ended May 31,

For a Share Outstanding Throughout the Periods






            Net Asset      Net   Distributions
              Value    Investment  from Net     Net Asset
            Beginning     Income   Investment   Value End      Total
            of Period    (Loss)     Income      of Period     Return (+)
            ---------- ---------- ------------  ----------    ----------
--------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------
Corporate Trust Shares
   2001        $1.00      $0.05      $(0.05)       $1.00        5.53%
   2000*        1.00       0.05       (0.05)        1.00        5.02




                                                                      Ratio of Net
                                                        Ratio of        Investment
                                         Ratio of      Expenses to      Income to
                              Ratio of     Net        Average Net      Average Net
                              Expenses  Investment       Assets          Assets
               Net Assets    to Average  Income to     (Excluding      (Excluding
                End of          Net      Average      Waivers and     Waivers and
              Period (000)     Assets   Net Assets   Reimbursements) Reimbursements)
              ------------  ----------  ----------   --------------  ---------------
----------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money Market Fund
----------------------------------------------------------------
Corporate Trust Shares
   2001        $1,303,630       0.46%      5.38%         0.50%            5.34%
   2000*        1,138,541       0.45       4.93          0.49             4.89

(+) Returns are for the period indicated and have not been annualized.
 * Commenced operations on June 3, 1999. All ratios for the period have been annualized.

--------------------------------------------------------------------------------

NOTES

STI CLASSIC FUNDS

Investment Adviser
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP



More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2001, includes detailed information about the STI Classic Institutional Money Market Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

STI CLASSIC FUNDS-
FOR PARTICIPANTS OF SUNTRUST BANKS
SPONSORED RETIREMENT PLANS


PROSPECTUS

OCTOBER 1, 2001



LIFE VISION CONSERVATIVE FUND


INVESTMENT ADVISER
TO THE FUND:

TRUSCO CAPITAL MANAGEMENT, INC.
(the "Adviser")


STI CLASSIC FUNDS


[GRAPHIC OMITTED]


THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The STI Classic Life Vision Funds offer asset allocation strategies that are implemented though investment in a mix of other STI Classic Funds that invest directly in stocks, bonds and other securities according to their own objectives and policies. This prospectus gives you important information about the Trust Shares of the STIClassic Life Vision Conservative Fund (the "Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


 2  PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND
    EXPENSES

 4  MORE INFORMATION ABOUT RISK

 5  MORE INFORMATION ABOUT FUND INVESTMENTS

 5  INFORMATION ABOUT THE UNDERLYING STI CLASSIC FUNDS

 6  INVESTMENT ADVISER

 6  INVESTMENT TEAM

 6  PURCHASING AND SELLING FUND SHARES

 8  DIVIDENDS AND DISTRIBUTIONS

 8  TAXES

10  HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED]                [COINS ICON OMITTED]
FUND SUMMARY                            FUND FEES AND EXPENSES

[TELESCOPE ICON OMITTED]                [MOUNTAIN ICON OMITTED]
INVESTMENT STRATEGY                     MORE INFORMATION ABOUT FUND INVESTMENTS

[LIFE PRESERVER ICON OMITTED]           [MAGNIFYING ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING?        INVESTMENT ADVISER

[BULLSEYE ICON OMITTED]                 [HANDSHAKE ICON OMITTED]
PERFORMANCE INFORMATION                 PURCHASING AND SELLING FUND SHARES

[GRAPH ICON OMITTED]
WHAT IS AN INDEX?
--------------------------------------------------------------------------------


OCTOBER 1, 2001

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using a professional investment adviser, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities held by the underlying STI Classic Fund. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the underlying STI Classic Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund and the underlying STI Classic Funds diversify their holdings.

Like other investments, you could lose money on your investment in a Life Vision Fund. Your investment in a Life Vision Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The assets of the Fund will be allocated among underlying STI Classic Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying STI Classic Funds. The Fund has the ability to invest its assets allocated to a particular asset class in one or more of the underlying STI Classic Funds, which have different investment objectives, policies and risk characteristics. Although the Fund currently expects to invest in the underlying STI Classic Funds discussed in this STI Classic prospectus, the Adviser has the discretion to change the particular underlying STI Classic Funds used as investments by the Fund. If determined to be in the best interest of the Fund, the Adviser reserves the right to substitute or include other underlying STI Classic Funds, including underlying STI Classic Funds that do not currently exist. Before investing, make sure that the Fund's goal matches your own.

2 PROSPECTUS

--------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------

[BRIEFCASE ICON OMITTED]
FUND SUMMARY


INVESTMENT GOALS              Capital appreciation and current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS
   PRIMARY                    Bond funds
   SECONDARY                  Equity funds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY        Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Investing pursuant to an asset allocation strategy in a combination of STI Classic Bond Funds, and to
                              a lesser extent, Equity Funds
--------------------------------------------------------------------------------
INVESTOR PROFILE              Investors who want income from their investment,
                              as well as an increase in its value, but want to
                              reduce risk by limiting exposure to equity
                              securities
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED]
INVESTMENT STRATEGY

The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's total assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                         INVESTMENT RANGE
                                      (PERCENTAGE OF THE LIFE
                                        VISION CONSERVATIVE
ASSET CLASS                               FUND'S ASSETS)
--------------------------------------------------------------------------------
Bond Funds                                     65-100%
   Investment Grade Bond Fund
   Short-Term Bond Fund
   U.S. Government Securities Fund
Equity Funds                                    0-35%
   Capital Appreciation Fund
   Growth and Income Fund
   Small Cap Growth Stock Fund
   Small Cap Value Equity Fund
Money Market Funds                              0-20%
   Prime Quality Money Market Fund

Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, the Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

[LIFE PRESERVER ICON OMITTED]
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The value of an investment in the Fund is based primarily on the performance of the under-lying STIClassic Funds and the allocation of the Fund's assets among them. The prices of an underlying STIClassic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STIClassic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since the Fund may also purchase STIClassic Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STIClassic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                   LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------

issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting STIClassic Equity Funds too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in STIClassic Bond Funds during a period of stock market appreciation may result in lower total return.


[BULLSEYE ICON OMITTED]
PERFORMANCE INFORMATION

The Life Vision Conservative Fund had not commenced operations as of October 1, 2001 and, therefore, does not have a performance history.


[COINS ICON OMITTED]
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   TRUST SHARES
Investment Advisory Fees                                           0.25%
Other Expenses                                                     0.25%*
                                                                   ------
Total Annual Fund Operating Expenses                               0.50%
* Other Expenses are estimated.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR          3 YEARS
                    $51            $160


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER ICON OMITTED]
MORE INFORMATION ABOUT RISK


The following sections describe some of the risks associated with certain underlying STI Classic Funds.

FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

   CREDIT RISK

   The possibility that an issuer will be unable to make timely payments of either Principal or interest.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the under-lying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

INTERNATIONAL INVESTING RISK

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                         MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are likely to occur in these countries.

SMALL CAPITALIZATION RISK

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.


[MOUNTAIN ICON OMITTED]
MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the underlying STI Classic Funds within the percentage ranges set forth for each asset class. However, the Fund also may use other strategies and engage in other investment practices, which are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT THE UNDERLYING STI CLASSIC FUNDS

The Fund expects to invest in the following underlying STI Classic Funds. However, the Adviser may, in accordance with the Fund's investment objectives and policies, substitute or select additional underlying STI Classic Funds for investment.


UNDERLYING STI CLASSIC BOND FUNDS

INVESTMENT GRADE BOND FUND - The Investment Grade Bond Fund seeks high total return through current income and capital appreciation, while preserving the principal amount invested by investing in investment grade U.S. government and corporate debt securities. The Fund's adviser attempts to identify relatively inexpensive securities in a selected market index.

SHORT-TERM BOND FUND - The Short-Term Bond Fund seeks high current income, while preserving capital by investing in investment grade U.S. government and corporate debt securities. The Fund's adviser attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk.

U.S. GOVERNMENT SECURITIES FUND - The U.S. Government Securities Fund seeks high current income, while preserving capital by investing in mortgage-backed securities and U.S. Treasury obligations. The Fund's adviser attempts to increase income without adding undue risk.


UNDERLYING STI CLASSIC EQUITY FUNDS

CAPITAL APPRECIATION FUND - The Capital Appreciation Fund seeks capital appreciation by investing in U.S. common stocks. The Fund's adviser attempts to identify companies with above average growth potential.

6 PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND - The Growth and Income Fund seeks primarily long-term capital appreciation and, secondarily, current income by investing in equity securities. The Fund's adviser attempts to identify securities of companies with market capitalizations of at least $1 billion with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole.

SMALL CAP GROWTH STOCK FUND - The Small Cap Growth Stock Fund seeks long-term capital appreciation by investing in U.S. small cap common stocks of growth companies. The Fund's adviser attempts to identify small cap companies with above average growth potential.

SMALL CAP VALUE EQUITY FUND - The Small Cap Value Equity Fund seeks primarily capital appreciation and, secondarily, current income by investing in U.S. small cap common stocks. The Fund's adviser attempts to identify undervalued small cap stocks.


UNDERLYING STI CLASSIC MONEY MARKET FUND

PRIME QUALITY MONEY MARKET FUND - The Prime Quality Money Market Fund seeks high current income, while preserving capital and liquidity by investing in money market instruments. The Fund's adviser attempts to identify money market instruments with the most attractive risk/return trade-off.


[MAGNIFYING ICON OMITTED]
INVESTMENT ADVISER
The investment adviser (Adviser) makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Fund. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management.


INVESTMENT TEAM

The Life Vision Conservative Fund is managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team.


[HANDSHAKE ICON OMITTED]
PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Fund.


HOW TO PURCHASE FUND SHARES

The Fund offers Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for its own or its customers' accounts for which it acts as fiduciary, agent, investment adviser or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders. If you are no longer eligible to participate in a 401(k) plan that holds Trust Shares of the Fund on your behalf, you may exchange those shares for Investor Shares of the underlying STI Classic Funds held by the Fund. There is no sales charge for such an exchange.

                                                                    PROSPECTUS 7
--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for the Fund, generally the Fund must receive your purchase order before 4:00 p.m., Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with its financial institution or intermediary. The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Adviser receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

8 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS,DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income quarterly. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

10 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                               INVESTMENT ADVISER:

                         TRUSCO CAPITAL MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 1, 2001. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                TABLE OF CONTENTS

THE TRUST....................................................................1
DESCRIPTION OF PERMITTED INVESTMENTS.........................................3
INVESTMENT POLICIES.........................................................24
INVESTMENT ADVISER..........................................................26
THE ADMINISTRATOR...........................................................31
THE DISTRIBUTOR.............................................................34
THE TRANSFER AGENT..........................................................42
THE CUSTODIAN...............................................................42
CODES OF ETHICS.............................................................43
INDEPENDENT PUBLIC ACCOUNTANTS..............................................43
LEGAL COUNSEL...............................................................43
TRUSTEES AND OFFICERS OF THE TRUST..........................................43
PERFORMANCE INFORMATION.....................................................45
COMPUTATION OF YIELD........................................................46
CALCULATION OF TOTAL RETURN.................................................51
PURCHASING SHARES...........................................................56
REDEEMING SHARES............................................................56
DETERMINATION OF NET ASSET VALUE............................................57
TAXES ......................................................................58
FUND TRANSACTIONS...........................................................62
TRADING PRACTICES AND BROKERAGE.............................................63
DESCRIPTION OF SHARES.......................................................69
SHAREHOLDER LIABILITY.......................................................69
LIMITATION OF TRUSTEES' LIABILITY...........................................69
5% and 25% SHAREHOLDERS.....................................................69
FINANCIAL STATEMENTS........................................................89
APPENDIX ..................................................................A-1

THE TRUST

STI Classic Funds (the "Trust") is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Funds through one, two or three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." This Statement of Additional Information relates to each class of the following Funds:

  ----------------------------------------------------- ------------------- ------------------- -------------------

                                                           TRUST SHARES      INVESTOR SHARES       FLEX SHARES

  ----------------------------------------------------- ------------------- ------------------- -------------------

  EQUITY FUNDS

  ----------------------------------------------------- ------------------- ------------------- -------------------
  Capital Appreciation Fund                                    |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Growth and Income Fund                                       |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Information and Technology Fund                              |X|                 |X|                 |X|

  ----------------------------------------------------- ------------------- ------------------- -------------------

  International Equity Fund                                    |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  International Equity Index Fund                              |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Mid-Cap Equity Fund                                          |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Small Cap Value Equity Fund                                  |X|                                     |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Small Cap Growth Stock Fund                                  |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Tax Sensitive Growth Stock Fund                              |X|                                     |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Value Income Stock Fund                                      |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  BALANCED FUND

  ----------------------------------------------------- ------------------- ------------------- -------------------

  Balanced Fund                                                |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------


  BOND FUNDS

  ----------------------------------------------------- ------------------- ------------------- -------------------

  High Income Fund                                             |X|                                     |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Investment Grade Bond Fund                                   |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Limited-Term Federal Mortgage Securities Fund                |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

                                                              -1-

  ----------------------------------------------------- ------------------- ------------------- -------------------

                                                           TRUST SHARES      INVESTOR SHARES       FLEX SHARES

  ----------------------------------------------------- ------------------- ------------------- -------------------
  Short-Term Bond Fund                                         |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Short-Term U.S. Treasury Securities Fund                     |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  U.S. Government Securities Fund                              |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  TAX-EXEMPT BOND FUNDS

  ----------------------------------------------------- ------------------- ------------------- -------------------

  Florida Tax-Exempt Bond Fund                                 |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Georgia Tax-Exempt Bond Fund                                 |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Investment Grade Tax-Exempt Bond Fund                        |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Maryland Municipal Bond Fund                                 |X|                                     |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Virginia Intermediate Municipal Bond Fund                    |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Virginia Municipal Bond Fund                                 |X|                                     |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  MONEY MARKET FUNDS

  ----------------------------------------------------- ------------------- ------------------- --------------------

  Prime Quality Money Market Fund                              |X|                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Tax-Exempt Money Market Fund                                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- --------------------

  U.S. Government Securities Money Market Fund                 |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  U.S. Treasury Money Market Fund                              |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Virginia Tax-Free Money Market Fund                          |X|                 |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  LIFE VISION FUNDS

  ----------------------------------------------------- ------------------- ------------------- -------------------

  Life Vision Moderate Growth Fund                             |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Life Vision Growth and Income Fund                           |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

  Life Vision Aggressive Growth Fund                           |X|
  ----------------------------------------------------- ------------------- ------------------- -------------------

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for these securities.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible   securities  are  securities   issued  by  corporations   that  are
exchangeable for a set number of shares of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EURO-DENOMINATED SECURITIES

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which a Fund may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each Fund's euro-denominated investments.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS

Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including, but not limited to, the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S.

securities. Shares of the International Equity Index and International Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index and International Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index and International Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market orders for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the Fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its Fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GUARANTEED INVESTMENT CONTRACTS (GICS)

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

     (i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

     (ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

     (iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

     (iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

Government Pass-Through Securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs  are  securities  collateralized  by  mortgages,   mortgage  pass-throughs,
mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. any CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.
                                      -11-

Stripped Mortgage-Backed Securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Determining Maturities of Mortgage-Backed Securities: Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.


MUNICIPAL SECURITIES

Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes

(notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SPECIAL CONSIDERATIONS RELATING TO FLORIDA MUNICIPAL SECURITIES

The ability of issuers to pay interest on, and repay principal of, Florida municipal securities may be affected by: (1) the general financial condition of Florida; (2) amendments to the Florida Constitution and related statutes that limit the taxing and spending authority of Florida government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Florida laws and regulations.

Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Florida laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Florida governmentally created fund, may be adversely affected by Florida laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Florida laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of these laws and regulations and the impossibility of either predicting in which specific municipal securities the Florida Tax-Exempt Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of these laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

Florida is one of the nation's fastest growing states. Unlike most states, the Florida economy has remained relatively unaffected by the current downturn in the national economy. Employment and personal income growth have outpaced the nation since 1991 and recent economic reports indicate that the State continues to experience job growth, albeit at a more moderate pace. Florida has a diverse economy with recent growth in the insurance, banking, healthcare, construction and trade sectors, which has helped lessen the State's dependence on the agricultural and tourism industries.

The State's unemployment rate rose to 4.1% in July 2001 from 3.5% in July 2000, but remains well below the national average of 4.5% in July 2001. Florida's 2000 per capita income of $28,145 is approximately 95% of the national average and slightly above regional levels. Because the State's significant senior population relies more heavily on fixed income than wages, income levels in the State are generally more stable over different phases of economic cycles.

SPECIAL CONSIDERATIONS RELATING TO GEORGIA MUNICIPAL SECURITIES

The ability of issuers to pay interest on, and repay principal of, Georgia municipal securities may be affected by: (1) the general financial condition of Georgia; (2) amendments to the Georgia

Constitution and related statutes that limit the taxing and spending authority of Georgia government entities; (3) voter initiatives; (4) civil actions; and
(5) a wide variety of Georgia laws and regulations.

Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Georgia laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Georgia governmentally created fund, may be adversely affected by Georgia laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Georgia laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of these laws and regulations and the impossibility of either predicting in which specific municipal securities the Georgia Tax-Exempt Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of these laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

One of the nation's fastest growing states in terms of population, Georgia has benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/services economy, low average cost of living and extensive transportation infrastructure. The State's economy has slowed somewhat since the activity associated with the 1996 Olympic Games. Despite the national economic downturn, Georgia's job creation continues to outpace the national rate. Much of the growth has been in the services, trade and construction sectors and has been centered in the metropolitan Atlanta area. However, there can be no assurance that such growth will continue in the future.

Georgia's unemployment rate declined slightly to 3.6% in July 2001 from 3.7% in July 2000, and remains well below the national average of 4.5% in July 2001. Per capita income was $27,940 in 2000, which is approximately 94% of the national average.

SPECIAL CONSIDERATIONS RELATING TO MARYLAND MUNICIPAL SECURITIES

The ability of issuers to pay interest on, and repay principal of, Maryland municipal securities may be affected by: (1) the general financial condition of Maryland; (2) amendments to the Maryland Constitution and related statutes that limit the taxing and spending authority of Maryland government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Maryland laws and regulations.

Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Maryland laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Maryland governmentally created fund, may be adversely affected by Maryland laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Maryland laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of these laws and regulations and the impossibility of either predicting in which specific municipal securities the Maryland Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of these laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

Maryland's economy continues its moderate expansion. The services, wholesale and retail trade, and government sectors account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment in Maryland. In addition, high technology, especially in the medical and biomedical research sectors, continues to play an important role in the State's economy. Government employment surpasses manufacturing employment in Maryland and as a result, the downturn in the national economy has only had a minimal affect on the Maryland economy.

Maryland's unemployment rate fell to 3.6% in July 2001 from 4.0% in July 2000, and remains well below the national average of 4.5% in July 2001. Per capita income, which was $33,872 in 2000, continues to exceed national averages and Maryland remains one of the wealthiest states in the nation.

SPECIAL CONSIDERATIONS RELATING TO VIRGINIA MUNICIPAL SECURITIES

The ability of issuers to pay interest on, and repay principal of, Virginia municipal securities may be affected by: (1) the general financial condition of Virginia; (2) amendments to the Virginia Constitution and related statutes that limit the taxing and spending authority of Virginia government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Virginia laws and regulations.

Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Virginia laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Virginia governmentally created fund, may be adversely affected by Virginia laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Virginia laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of these laws and regulations and the impossibility of either predicting in which specific municipal securities the Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund or Virginia Tax-Free Money Market Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of these laws and regulations on the securities in which the Funds may invest and, therefore, on the shares of the Funds.

Like the U.S. economy, the Virginia economy is broad-based and comprised of several distinct regions. The Commonwealth's economy nearly mirrors the U.S. economy with the services, trade, government and manufacturing sectors supplying a significant portion of employment. Recent employment losses in the manufacturing sector, resulting from the downturn in the national economy, have been offset by employment growth in other sectors, including construction, services, trade, and finance. The federal government remains an important employer and has a greater impact on the Commonwealth than it has on most other states.

Virginia's unemployment rate was at 2.8% in July 2001, was well below the national average of 4.5% but higher than the Commonwealth's July 2000 rate of 2.2%. Per capita income, which was $31,162 in 2000, is well above the national average.


OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESOURCE RECOVERY BONDS

The Virginia Tax-Free Money Market Fund and the municipal bond funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. The Funds may invest in restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the money market funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Trust's Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

All Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. government or its agencies, or any combination of cash and such securities.

Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Further, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the Federal Book-Entry System. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. An obligation a Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Funds will enter into swaps only with counterparties believed to be creditworthy.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through STRIPS or CUBES.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before 1 year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT POLICIES

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

     1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the sale of portfolio securities.

     4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), except as permitted by rule, regulation or order of the Securities and Exchange Commission ("SEC").

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies who principal business activities are in the same industry.

             5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

             5.2 No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
         (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

     1 The following investment limitations are non-fundamental and may be changed with respect to any Fund by the Board of Trustees.

     2. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days' prior notice to shareholders.

     3. No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

     4. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

     5.  No  Life  Vision  Fund  currently  intends to sell  securities short.

     6. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

     7. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the STI Classic Funds (hereon, the "Funds") and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management.

Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank,

Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements.

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its advisory services, Trusco is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of:

   ----------------------------------------------- -----------------------
   FUND:                                            ADVISORY FEE:

   ----------------------------------------------- -----------------------
   Balanced Fund                                        0.95%

   Capital Appreciation Fund                            1.15%

   Information and Technology Fund                      1.10%

   Florida Tax-Exempt Bond Fund                         0.65

   Georgia Tax-Exempt Bond Fund                         0.65

   Growth and Income Fund                               0.90%

   High Income Fund                                     0.80%

   International Equity Index Fund                      0.90%

   International Equity Fund                            1.25%

   Investment Grade Bond Fund                           0.74%

   Investment Grade Tax-Exempt Bond Fund                0.74%

   Limited-Term Federal Mortgage Securities Fund,       0.65%

   Maryland Municipal Bond Fund                         0.65%

   Mid-Cap Equity Fund                                  1.15%

   Prime Quality Money Market Fund                      0.65%

   Short-Term Bond Fund                                 0.65%

   Short-Term U.S. Treasury Securities Fund             0.65%

   Small Cap Growth Stock Fund                          1.15%

   Small Cap Value Equity Fund                          1.15%

   Tax Sensitive Growth Stock Fund,                     1.15%

   Tax-Exempt Money Market Fund,                        0.55%

   Virginia Tax-Free Money Market Fund                  0.40

   U.S. Government Securities Money Market Fund         0.65%

   U.S. Treasury Money Market Fund                      0.65%

   U.S. Government Securities Fund                      0.74%

   Value Income Stock Fund                              0.80%

   Virginia Municipal Bond Fund,                        0.65%

   Virginia Intermediate Municipal Bond Fund            0.65%

   Life Vision Aggressive Growth Fund                   0.25%

   Life Vision Growth and Income Fund                   0.25%

   Life Vision Moderate Growth Fund.                    0.25%
   ---------------------------------------------------- -----------------------

For the fiscal years ended May 31, 2001, 2000, and 1999, the Funds paid the following advisory fees:


-------------------------------- -------------------------------------------- -----------------------------------------
                                                  FEES PAID
                                  (NET AFTER WAIVERS OR REIMBURSEMENTS) ($)        FEES WAIVED OR REIMBURSED ($)
                                 -------------------------------------------- -----------------------------------------
         FUND                         2001          2000           1999          2001          2000           1999
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------
Balanced Fund                       2,637,000     2,779,000      2,546,000      113,000       335,000       248,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Capital Appreciation Fund          16,198,000    21,951,000     23,291,000      458,000      1,750,000     1,878,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Florida Tax-Exempt Bond Fund         665,000        650,000       804,000        67,000        130,000       133,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Georgia Tax-Exempt Bond Fund         558,000        524,000       575,000        58,000        113,000        96,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Growth and Income Fund^            8,959,000      7,269,000     2,558,000          0           1,000           0
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

High Income Fund #                   56,000         3,000         60,000         13,000        3,000         74,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Information and Technology Fund    1,536,000       469,000          *            5,000        69,000           *
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

International Equity Fund          3,245,000      6,533,000     7,655,000        6,000        18,000        308,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

International Equity Index Fund    2,465,000      1,359,000      563,000        261,000       190,000        70,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Investment Grade Bond Fund         6,616,000      7,739,000     6,499,000       284,000       798,000       743,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------
Investment Grade Tax-Exempt
Bond Fund                          1,094,000      1,176,000     1,381,000       64,000        109,000        91,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------
Limited-Term Federal Mortgage
Securities Fund                     676,000        742,000       955,000        81,000        162,000       153,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Maryland Municipal Bond Fund^       190,000        186,000        84,000        33,000        42,000         49,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Mid-Cap Equity Fund                2,315,000      2,763,000     3,717,000       77,000        191,000       355,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Prime Quality Money Market Fund    27,738,000    21,362,000     17,530,000     6,020,000     6,310,000     4,356,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

                                                  -29-

-------------------------------- -------------------------------------------- -----------------------------------------
                                                  FEES PAID
                                  (NET AFTER WAIVERS OR REIMBURSEMENTS) ($)        FEES WAIVED OR REIMBURSED ($)
                                 -------------------------------------------- -----------------------------------------
         FUND                         2001          2000           1999          2001          2000           1999
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Short-Term Bond Fund               1,214,000      1,110,000      900,000        120,000       185,000       139,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------
Short-Term U.S. Treasury
Securities Fund                     552,000        347,000       352,000        73,000         88,000        62,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Small Cap Growth Stock Fund        6,063,000      3,384,000      314,000        50,000        84,000         79,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Small Cap Value Equity Fund        3,005,000      3,363,000     3,701,000       21,000        76,000        161,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Tax-Exempt Money Market Fund       4,695,000      3,098,000     4,122,000      1,084,000     1,060,000     1,057,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Tax Sensitive Growth Stock Fund    10,376,000     6,855,000     1,008,000       93,000        399,000       124,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

U.S. Government Securities Fund     981,000        670,000       380,000        59,000        88,000         58,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------
U.S. Government Securities
Money Market Fund                  4,023,000      2,564,000     2,992,000       683,000       537,000       607,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------
U.S. Treasury Money Market
Fund^                              4,320,000      4,236,000     1,486,000       741,000       855,000        21,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Value Income Stock Fund            7,155,000     13,106,000     15,302,000         0             0             0
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------
Virginia Intermediate
Municipal Bond Fund^               1,289,000      1,551,000      641,000        62,000           0             0
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

Virginia Municipal Bond Fund^       378,000        280,000       110,000         6,000        20,000         20,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------
Virginia Tax-Free Money Market
Fund^                              1,102,000      1,184,000      607,000           0           4,000         3,000
-------------------------------- --------------- ------------ --------------- ------------ -------------- -------------

* Not in operation during the period.

^ Prior to May 24, 1999, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and Crestar Asset Management Company for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

# Prior to March 28, 2000, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between the ESC Strategic Funds and SunTrust Equitable Securities Corporation. The amounts listed for 2000 and 1999 represent the advisory fees paid to and/or waived by Equitable Securities Corporation for the fiscal periods ending March 28, 2000 and March 31, 1999, respectively.

For the fiscal years ended May 31, 2001, 2000 and 1999, the Life Vision Funds paid the following advisory fees:


--------------------------------------- -------------------------------------- ---------------------------------------

                                                      FEES PAID                      FEES WAIVED OR REIMBURSED
                                        -------------------------------------- ---------------------------------------

              FUND                        2001         2000         1999          2001          2000         1999
--------------------------------------- ----------- ------------- ------------ -------------- ------------ -----------
Life Vision Aggressive Growth Fund^       $14,000      $11,000      $21,986       $36,000       $31,000     $13,352
--------------------------------------- ----------- ------------- ------------ -------------- ------------ -----------

Life Vision Growth and Income Fund^       $43,000      $18,000      $25,358       $52,000       $40,000      $5,141
--------------------------------------- ----------- ------------- ------------ -------------- ------------ -----------

Life Vision Moderate Growth Fund^        $100,000     $111,000     $114,314       $85,000      $102,000     $54,595
--------------------------------------- ----------- ------------- ------------ -------------- ------------ -----------

^ Prior to May 24, 1999, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and Crestar Asset Management Company for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

The Adviser has agreed to waive a portion of its fees or reimburse expenses in order to limit Fund expenses.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC""), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The Nevis Fund, Inc., Oak

Associates Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

For the fiscal years ended May 31, 2001, 2000 and 1999, the Funds paid the following administration fees:

---------------------------------------- ------------------------------------------- -------------------------------

                                                       FEES PAID ($)                        FEES WAIVED ($)
                                         ------------- ------------ ---------------- --------- ---------- ----------

              FUND                           2001         2000           1999          2001       2000       1999
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------
Balanced Fund                              203,000       232,000        208,000         0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Capital Appreciation Fund                 1,013,000     1,458,000      1,575,000        0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Florida Tax-Exempt Bond Fund                79,000       85,000         96,000          0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Georgia Tax-Exempt Bond Fund                66,000       69,000         69,000          0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Growth and Income Fund +                   697,000       572,000        493,000         0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

High Income Fund #                          6,000           0            9,000          0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Information and Technology Fund             98,000       35,000            *            0          0          *
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Investment Grade Bond Fund                 652,000       817,000        683,000         0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------
Investment Grade Tax-Exempt Bond
Fund                                       110,000       123,000        146,000         0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

International Equity Fund                  182,000       371,000        477,000         0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

International Equity Index Fund            212,000       122,000        49,000          0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Life Vision Aggressive Growth Fund +        14,000       18,000         20,000          0          0       19,000
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Life Vision Growth and Income Fund +        27,000       17,000         20,000          0          0       18,000
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------

Life Vision Moderate Growth Fund +          52,000       56,000         20,000          0          0       13,000
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------
Limited-Term Federal Mortgage
Securities Fund                             82,000       98,000         115,000         0          0          0
---------------------------------------- ------------- ------------ ---------------- --------- ---------- ----------


---------------------------------------- ---------------------------------------- -------------------------------

                                                      FEES PAID ($)                        FEES WAIVED ($)
                                         ---------------------------------------- -------------------------------

              FUND                           2001         2000          1999        2001       2000       1999
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------
Maryland Municipal Bond Fund+               24,000       25,000        33,000        0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Mid-Cap Equity Fund                        146,000       181,000       253,000       0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Prime Quality Money Market Fund           3,633,000     3,012,000     2,092,000      0          0       250,000
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Short-Term Bond Fund                       144,000       141,000       106,000       0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------
Short-Term U.S. Treasury Securities
Fund                                        67,000       47,000        42,000        0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Small Cap Value Equity Fund                184,000       212,000       251,000       0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Small Cap Growth Stock Fund                372,000       218,000       21,000        0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Tax-Exempt Money Market Fund               735,000       535,000       583,000       0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Tax Sensitive Growth Stock Fund            637,000       446,000       67,000        0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

U.S. Government Securities Fund             98,000       73,000        40,000        0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------
U.S. Government Securities Money
Market Fund                                506,000       337,000       359,000       0          0        3,000
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

U.S. Treasury Money Market Fund +          545,000       579,000       550,000       0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Value Income Stock Fund                    626,000      1,154,000     1,498,000      0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------
Virginia Intermediate Municipal Bond
Fund +                                     145,000       170,000       185,000       0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Virginia Municipal Bond Fund +              41,000       36,000        27,000        0          0       20,000
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

Virginia Tax-Free Money Market Fund +      193,000       212,000       222,000       0          0          0
---------------------------------------- ------------- ------------ ------------- --------- ---------- ----------

* Not in operation during the period.

+ Prior to May 24, 1999, administration fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and the Administrator for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

# Prior to March 28, 2000, administration fees were paid by the predecessor to this Fund pursuant to an agreement between the ESC Strategic Funds, Inc. and BISYS Fund Services. The amounts listed for 2000 and 1999 represent the administration fees paid to and/or waived by Equitable Securities Corporation for the fiscal years ending March 28, 2000 and March 31, 1999, respectively.

THE DISTRIBUTOR

SEI Investments Distribution Co. the (Distributor or SIDCO), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan (the "Investor Plan"), and the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

For the fiscal years ended May 31, 2001, 2000 and 1999, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:


-------------------------------------------- --------------------------------------- ------------------------------------

                                               AGGREGATE SALES CHARGE PAYABLE TO     AMOUNT RETAINED BY DISTRIBUTOR ($)
                                                        DISTRIBUTOR ($)
                                             --------------------------------------- ------------------------------------
FUND
                                                2001         2000          1999         2001        2000        1999
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------
Balanced Fund                                  25,000       36,000        32,000       16,000      17,000       7,780
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

Capital Appreciation Fund                    1,539,000     1,984,000     1,916,000    196,000     298,000      127,525
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

Florida Tax-Exempt Bond Fund                   5,000         6,000         7,000       5,000       6,000        2,173
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

Georgia Tax-Exempt Bond Fund                   5,000         6,000         6,000       5,000       6,000        6,260
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

Growth and Income Fund +                      104,000       100,000        26,000      71,000      50,000      16,000
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

International Equity Fund                      23,000       41,000        51,756       16,000      13,000       8,000
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

International Equity Index Fund                11,000       19,000        22,000       11,000      12,000       5,000
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

Investment Grade Bond Fund                     91,000       129,000       15,000       37,000      38,000      36,642
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

Investment Grade Tax-Exempt Bond Fund          83,000       96,000         6,000       23,000      22,000      11,683
-------------------------------------------- ----------- -------------- ------------ ----------- ----------- ------------

                                       -34-

-------------------------------------------- --------------------------------------- ------------------------------------

                                               AGGREGATE SALES CHARGE PAYABLE TO     AMOUNT RETAINED BY DISTRIBUTOR ($)
                                                        DISTRIBUTOR ($)
                                             -------------------------------------- ------------------------------------
FUND
                                                2001         2000         1999         2001        2000        1999
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------
Limited-Term Federal Mortgage Securities
Fund                                           2,000         4,000        4,000       2,000       3,000        1,486
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

Mid-Cap Equity Fund                            57,000       72,000       90,000       21,000      19,000       6,975
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

Prime Quality Money Market Fund              3,431,000     1,973,000    1,157,000    520,000     320,000      188,000
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

Small Cap Growth Stock Fund                   163,000       56,000       97,000       83,000      24,000       6,801
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

Short-Term Bond Fund                           4,000         4,000        5,000       4,000       4,000        4,278
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

Short-Term U.S. Treasury Securities Fund       4,000         5,000        4,000       4,000       5,000        5,266
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

Tax-Exempt Money Market Fund                  269,000       194,000      214,000      65,000      49,000      58,000
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

U.S. Government Securities Fund                8,000         8,000       11,000       8,000       8,000        1,771
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------
U.S. Government Securities Money Market
Fund                                          177,000       108,000      104,000      45,000      31,000      49,000
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

Value Income Stock Fund                       293,000       504,00       638,471      25,000      2,000          0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------
Virginia Intermediate Municipal Bond
Fund+                                          10,000       11,000        6,000       10,000      11,000       5,894
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

Virginia Tax-Free Money Market Fund           266,000       51,000       14,000      166,000      25,000      14,000
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- ------------

+ Prior to May 24, 1999, sales charges were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and the Distributor for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.


The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of Investor Shares:

------------------------------------------------------- ---------------------------------------------------------------

                                                            DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                                        ---------------------------------------------------------------
                   FUND(S)                                                $100,000         $250,000
                                                           Less than     but less than    but less than    $1,000,000
                                                           $100,000         $250,000        $1,000,000      and over
------------------------------------------------------- ---------------- --------------- ----------------- ------------
Balanced,  Capital  Appreciation,  Florida  Tax-Exempt
Bond,  Georgia  Tax-Exempt  Bond,  Growth  and  Income
Fund,   Information  and   Technology,   International
Equity,  International Equity Index,  Investment Grade       3.75%           3.25%             2.5%           1.50%
Bond,   Investment  Grade  Tax-Exempt  Bond,   Mid-Cap
Equity,  Small Cap  Value  Equity,  Small  Cap  Growth
Stock,  U.S.  Government   Securities,   Value  Income
Stock, and Virginia Intermediate Municipal Bond Funds
------------------------------------------------------- ---------------- --------------- ----------------- ------------

Limited-Term Federal Mortgage Securities Fund                2.5%            1.75%            1.25%            0%
------------------------------------------------------- ---------------- --------------- ----------------- ------------

Short-Term Bond Fund                                         2.00%           1.50%            1.00%            0%
------------------------------------------------------- ---------------- --------------- ----------------- ------------

Short-Term U.S. Treasury Securities Fund                     1.00%           0.79%             0.5%            0%
------------------------------------------------------- ---------------- --------------- ----------------- ------------

For the fiscal years ended May 31, 2001, 2000 and 1999, the aggregate sales charges payable to the Distributor with respect to the Flex Shares of the Funds were as follows:

--------------------------------------- --------------------------------------- ----------------------------------------

             FUND                         AGGREGATE SALES CHARGE PAYABLE TO       AMOUNT RETAINED BY DISTRIBUTOR ($)
                                                   DISTRIBUTOR ($)
                                         -------------------------------------- ----------------------------------------
                                           2001         2000          1999          2001         2000          1999

--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Balanced Fund                             626,000      765,000      441,000        30,000       38,000        14,028
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Capital Appreciation Fund                1,138,000    1,528,000    1,276,420       36,000       45,000          0
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Florida Tax-Exempt Bond Fund              104,000      127,000      115,000        44,000       53,000        47,200
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Georgia Tax-Exempt Bond Fund              102,000      113,000      100,000        43,000       47,000        41,114
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

                                      -36-

--------------------------------------- --------------------------------------- ----------------------------------------

             FUND                         AGGREGATE SALES CHARGE PAYABLE TO       AMOUNT RETAINED BY DISTRIBUTOR ($)
                                                   DISTRIBUTOR ($)
                                        --------------------------------------- ----------------------------------------
                                           2001         2000          1999          2001         2000          1999

--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Growth and Income Fund                    658,000      497,000      136,000       143,000       126,000       21,000
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

High Income Fund                          86,000        4,000         N/A          50,000        2,000         N/A
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Information and Tecknology Fund           254,000      52,000          *           50,000        1,000          *
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

International Equity Fund                 73,000       146,000      193,720        8,000        28,000        51,229
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

International Equity Index Fund           40,000       32,000        12,000        2,000        12,000        4,000
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Investment Grade Bond Fund                200,000      249,000      183,000        53,000        65,000       47,023
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------
Investment Grade Tax-Exempt Bond
Fund                                      155,000      163,000      107,000        35,000       38,000        29,696
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------
Limited-Term Federal Mortgage
Securities Fund                           16,000       22,000        18,000        16,000       22,000        17,676
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Maryland Municipal Bond Fund              72,000       75,000        24,464        17,000       18,000          0
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Mid-Cap Equity Fund                       134,000      139,000      275,000        22,000       23,000        25,502
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Prime Quality MM Fund                     24,000       14,000         N/A          9,000         6,000         N/A
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Short-Term Bond Fund                      33,000       21,000        21,000        28,000       21,000        20,743
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------
Short-Term U.S. Treasury Securities
Fund                                      93,000       56,000        27,000        72,000       47,000        26,536
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Small Cap Value Equity Fund               86,000       139,000      275,000        30,000       36,000        63,824
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

                                      -37-

--------------------------------------- --------------------------------------- ----------------------------------------

             FUND                         AGGREGATE SALES CHARGE PAYABLE TO       AMOUNT RETAINED BY DISTRIBUTOR ($)
                                                   DISTRIBUTOR ($)
                                        --------------------------------------- ----------------------------------------
                                           2001         2000          1999          2001         2000          1999

--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Small Cap Growth Stock Fund               253,000      112,000       12,000        23,000       17,000        8,257
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Tax Sensitive Growth Stock Fund          2,828,000    1,867,000     144,000        96,000       71,000        8,880
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

U.S. Government Securities Fund           99,000       104,000       54,000        28,000       48,000        21,800
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Value Income Stock Fund                   672,000     1,321,000    1,171,000       27,000       23,000        9,021
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

Virginia Municipal Bond Fund              58,000       62,000        25,146        17,000       26,000          0
--------------------------------------- ------------ ------------ ------------- ------------- ------------ -------------

* Not in operation during the period.

INVESTOR SHARES AND FLEX SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Funds will pay the Distributor fees of up to the following respective levels:

     ----------------------------------------------------------------------
      FUND:                                              DISTRIBUTION FEE:

      Balanced Fund                                      0.28%

      Capital Appreciation Fund                          0.68%

      Florida Tax-Exempt Bond Fund                       0.18%

      Georgia Tax-Exempt Bond Fund                       0.18%

      Growth and Income Fund                             0.25

      International Equity Index Fund                    0.38%

      International Equity Fund                          0.33%

      Investment Grade Bond Fund                         0.43%

     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
      Investment Grade Tax-Exempt Bond Fund              0.43%

      Limited-Term Federal Mortgage Securities Fund      0.23%

      Mid-Cap Equity Fund                                0.43%

      Prime Quality Money Market Fund                    0.20%

      Short-Term Bond Fund                               0.23%

      Short-Term U.S. Treasury Securities Fund           0.18%

      Tax-Exempt Money Market Fund                       0.15%

      Virginia Tax-Free Money Market Fund                0.40%

      U.S. Government Securities Money Market Fund       0.17%

      U.S. Government Securities Fund                    0.38%

      Value Income Stock Fund                            0.33%

      Virginia Intermediate Municipal Bond Fund          0.15%

     ----------------------------------------------------------------------

The Distribution Agreement and the Flex Plan adopted by the Trust provide that Flex Shares of each applicable Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Bond Funds', Tax-Exempt Bond Funds', Equity Funds' and Balanced Fund's aggregate average daily net assets attributable to its Flex Shares.

For the fiscal years ended May 31, 2001, 2000 and 1999, the Funds paid the following amounts pursuant to the Investor Plan:

------------------------------------------------------------ ----------------------------------------------------

         FUND                                                        DISTRIBUTION FEES - AMOUNT PAID ($)
                                                             ----------------------------------------------------

                                                                   2001               2000             1999
------------------------------------------------------------ ------------------ ----------------- ---------------
Balanced Fund                                                      9,000             19,000           25,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Capital Appreciation Fund                                        1,343,000         1,686,000        1,789,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Florida Tax-Exempt Bond Fund                                         0                 0              5,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Georgia Tax-Exempt Bond Fund                                         0                 0                0
------------------------------------------------------------ ------------------ ----------------- ---------------

Growth and Income Fund                                            33,000             50,000           10,000
------------------------------------------------------------ ------------------ ----------------- ---------------

International Equity Fund                                          7,000             28,000           44,000
------------------------------------------------------------ ------------------ ----------------- ---------------

International Equity Index Fund                                      0               7,000            17,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Investment Grade Bond Fund                                        54,000             91,000          106,000
------------------------------------------------------------ ------------------ ----------------- ---------------

                                      -40-

------------------------------------------------------------ ----------------------------------------------------

         FUND                                                        DISTRIBUTION FEES - AMOUNT PAID ($)
                                                             ----------------------------------------------------

                                                                   2001               2000             1999
------------------------------------------------------------ ------------------ ----------------- ---------------

Investment Grade Tax-Exempt Bond Fund                             60,000             74,000          103,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Limited-Term Federal Mortgage Securities Fund                        0               1,000            5,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Mid-Cap Equity Fund                                               36,000             53,000           83,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Prime Quality Money Market Fund                                  2,911,000         1,653,000         969,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Short-Term Bond Fund                                                 0                 0                0
------------------------------------------------------------ ------------------ ----------------- ---------------

Short-Term U.S. Treasury Securities Fund                             0                 0                0
------------------------------------------------------------ ------------------ ----------------- ---------------

Small Cap Growth Stock                                            80,000             32,000             *
------------------------------------------------------------ ------------------ ----------------- ---------------

Tax-Exempt Money Market Fund                                      204,000           145,000          156,000
------------------------------------------------------------ ------------------ ----------------- ---------------

U.S. Government Securities Fund                                      0                 0              9,000
------------------------------------------------------------ ------------------ ----------------- ---------------

U.S. Government Securities Money Market Fund                      132,000            77,000           55,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Value Income Stock Fund                                           268,000           502,000          638,000
------------------------------------------------------------ ------------------ ----------------- ---------------

Virginia Intermediate Municipal Bond Fund                            0                 0                0
------------------------------------------------------------ ------------------ ----------------- ---------------

Virginia Tax-Free Money Market Fund                               100,000            26,000           4,000
------------------------------------------------------------ ------------------ ----------------- ---------------
* Not in operation during the period.

For the fiscal years ended May 31, 2001, 2000 and 1999, the Funds paid the following amounts pursuant to the Flex Plan:

-------------------------------------------------------------- -------------------------------------------------------

         FUND                                                             DISTRIBUTION FEES - AMOUNT PAID ($)
                                                               -------------------------------------------------------

                                                                     2001               2000               1999
-------------------------------------------------------------- ------------------ ------------------ -----------------

Balanced Fund                                                       596,000            727,000           427,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Capital Appreciation Fund                                          1,102,000          1,483,000         1,276,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Florida Tax-Exempt Bond Fund                                        60,000             74,000             67,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Georgia Tax-Exempt Bond Fund                                        59,000             66,000             58,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

                                      -41-

-------------------------------------------------------------- -------------------------------------------------------

                                                                        DISTRIBUTION FEES - AMOUNT PAID ($)
                                                               -------------------------------------------------------
        FUND
                                                                     2001               2000             1999
-------------------------------------------------------------- ------------------ ------------------ -----------------

Growth and Income Fund                                              515,000            371,000           115,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

High Income Fund                                                    36,000              2,000              N/A
-------------------------------------------------------------- ------------------ ------------------ -----------------

Information and Technology Fund                                     204,000            51,000               *
-------------------------------------------------------------- ------------------ ------------------ -----------------

International Equity Fund                                           65,000             118,000           143,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

International Equity Index Fund                                     38,000             20,000             8,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Investment Grade Bond Fund                                          147,000            184,000           136,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Investment Grade Tax-Exempt Bond Fund                               120,000            125,000            77,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Limited-Term Federal Mortgage Securities Fund                          0                  0                 0
-------------------------------------------------------------- ------------------ ------------------ -----------------

Maryland Municipal Bond Fund                                        55,000             57,000             24,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Mid-Cap Equity Fund                                                 112,000            127,000           147,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Prime Quality Money Market Fund                                     15,000              8,000               *
-------------------------------------------------------------- ------------------ ------------------ -----------------

Short-Term Bond Fund                                                 5,000                0                 0
-------------------------------------------------------------- ------------------ ------------------ -----------------

Short-Term U.S. Treasury Securities Fund                            21,000              9,000               0
-------------------------------------------------------------- ------------------ ------------------ -----------------

Small Cap Growth Stock Fund                                         230,000            95,000             4,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Small Cap Value Equity Fund                                         56,000             103,000           211,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Tax Sensitive Growth Stock Fund                                    2,732,000          1,796,000          135,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

U.S. Government Securities Fund                                     71,000             56,000             32,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Value Income Stock Fund                                             645,000           1,298,000         1,662,000
-------------------------------------------------------------- ------------------ ------------------ -----------------

Virginia Municipal Bond Fund                                         41,000              36,000             25,000
-------------------------------------------------------------- ------------------ ------------------ -----------------
* Not in operation during the period.



         Other than any portion of the sales charges imposed on purchase, the following table shows the level of compensation paid by the Distributor to broker-dealers selling Investor and Flex shares, unless otherwise agreed upon by the Distributor and such broker-dealer:




         ----------------------------------------------------------------------------------------------------------------------

                                                       ANNUAL      INITIAL PAYMENT -     ANNUAL FIRST       ANNUAL PAYMENT -
                           FUND                       PAYMENT       AT TIME OF SALE      YEAR PAYMENT     EFFECTIVE 13TH MONTH
                                                     (INVESTOR)         (FLEX)              (FLEX)               (FLEX)
         ----------------------------------------------------------------------------------------------------------------------
         Capital Appreciation                           .35%             .25%                .50%                 .65%
         ----------------------------------------------------------------------------------------------------------------------
         Value Income Stock                             .20%             .25%                .50%                 .65%
         ----------------------------------------------------------------------------------------------------------------------
         Growth and Income                              .20%             .25%                .45%                 .60%
         ----------------------------------------------------------------------------------------------------------------------
         Mid-Cap Equity                                 .30%             .25%                .45%                 .60%
         ----------------------------------------------------------------------------------------------------------------------
         Balanced                                       .20%             .25%                .50%                 .65%
         ----------------------------------------------------------------------------------------------------------------------
         International Equity                           .23%             .25%                .45%                 .60%
         ----------------------------------------------------------------------------------------------------------------------
         International Equity Index                     .30%             .25%                .40%                 .50%
         ----------------------------------------------------------------------------------------------------------------------
         Small Cap Value Equity                         N/A              .25%                .45%                 .60%
         ----------------------------------------------------------------------------------------------------------------------
         Small Cap Growth Stock                         .35%             .25%                .50%                 .65%
         ----------------------------------------------------------------------------------------------------------------------
         Tax Sensitive Growth Stock                     N/A              .25%                .45%                 .60%
         ----------------------------------------------------------------------------------------------------------------------
         Information and Technology                     N/A              .25%                .50%                 .65%
         ----------------------------------------------------------------------------------------------------------------------
         High Income                                    N/A              .25%                .20%                 .30%
         ----------------------------------------------------------------------------------------------------------------------
         U.S. Government Securities                     .15%             .20%                .20%                 .30%
         ----------------------------------------------------------------------------------------------------------------------
         Investment Grade Bond                          .20%             .20%                .20%                 .30%
         ----------------------------------------------------------------------------------------------------------------------
         Investment Grade Tax-Exempt Bond               .20%             .20%                .20%                 .30%
         ----------------------------------------------------------------------------------------------------------------------
         Florida Tax-Exempt Bond                        .10%             .15%                .20%                 .30%
         ----------------------------------------------------------------------------------------------------------------------
         Georgia Tax-Exempt Bond                        .10%             .15%                .20%                 .30%
         ----------------------------------------------------------------------------------------------------------------------
         Maryland Municipal Bond                        N/A              .15%                .20%                 .30%
         ----------------------------------------------------------------------------------------------------------------------
         Virginia Municipal Bond                        N/A              .15%                .20%                 .30%
         ----------------------------------------------------------------------------------------------------------------------
         Limited Term Federal Mortgage Sec.             .15%             .15%                .20%                 .25%
         ----------------------------------------------------------------------------------------------------------------------
         Short Term Bond                                .15%             .10%                .20%                 .25%
         ----------------------------------------------------------------------------------------------------------------------
         Short-Term U.S. Treasury Securities            .10%             .10%                .20%                 .25%
         ----------------------------------------------------------------------------------------------------------------------
         Virginia Intermediate Municipal Bond           .10%              N/A                 N/A                 N/A
         ----------------------------------------------------------------------------------------------------------------------

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity and International Equity Index Funds. The Bank of New

York, One Wall Street, New York, NY 10286 serves as custodian for the International Equity and International Equity Index Funds.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the U.S. SEC and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen, LLP, 1601 Market Street, Philadelphia, PA
19103, serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

THOMAS GALLAGHER (11/25/47) - Trustee* - President, Genuine Parts Company Wholesale Distribution, 1970 - present; Director, National Service Industries; Director, Oxford Industries.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department,

Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/4/42) - Trustee - President and Chief Executive Officer, Cox
Communications,   Inc.,   1983  -  present;   Director,   NCR;   Director,   Cox
Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

JENNIFER E. SPRATLEY, CPA (2/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager at Ernst & Young LLP, 1991-1999.

JAMES R. FOGGO (02/14/66) - President- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

TIMOTHY D. BARTO (3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads 1997-1999. Associate at Richter, Miller & Finn 1994-1997.

TODD B. CIPPERMAN (2/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

CHRISTINE M. MCCULLOUGH (12/2/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999.
Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor since 1989.

W. JOHN MCGUIRE (7/26/57) - Assistant Secretary - 1800 M Street, NW, Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor since 2001. Of Counsel, Morgan, Lewis & Bockius LLP, 1996-2001.

* Messrs. Gallagher and Looney may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year ended May 31, 2001, the Trust paid the following amounts to Trustees and Officers of the Trust:

  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

                                                               PENSION OR
                                                                RETIREMENT                              TOTAL
                                                                 BENEFITS      ESTIMATED ANNUAL     COMPENSATION
                                               AGGREGATE        ACCRUED AS       BENEFITS UPON      FROM FUND AND
                                              COMPENSATION     PART OF FUND       RETIREMENT        FUND COMPLEX
          NAME OF PERSON, POSITION             FROM FUND         EXPENSES                         PAID TO TRUSTEES
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------
  Thomas Gallagher, Trustee                     $25,750             N/A               N/A              $27,750
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

  Daniel S. Goodrum, Trustee+                   $12,000             N/A               N/A              $13,000
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

  Wilton Looney,  Trustee++                     $27,750             N/A               N/A              $29,250
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

  Champney A. McNair, Trustee+                  $12,000             N/A               N/A              $13,000
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

  F. Wendell Gooch, Trustee                     $25,750             N/A               N/A              $27,750
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

  T. Gordy Germany, Trustee+                    $12,000             N/A               N/A              $13,000
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

  James O. Robbins, Trustee                     $24,250             N/A               N/A              $26,250
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

  Dr. Bernard F. Sliger, Trustee+               $12,000             N/A               N/A              $13,000
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

  Jonathan T. Walton, Trustee                   $24,250             N/A               N/A              $26,250
  ----------------------------------------- ----------------- ---------------- ------------------ ------------------

+ Pursuant to the Board's retirement policy, Messrs. Germany, Goodrum, McNair and Dr. Sliger retired on November 18, 2000.
++ Mr. Looney retired on August 21, 2001.


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance.  Performance figures are
based  on  historical   earnings  and  are  not  intended  to  indicate   future
performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust
Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                      TAX EQUIVALENT YIELD =  ( E )+T
                                               ---
                                              (1-P)
                      E = the portion of the yield which is tax-exempt P = stated income tax rate
                      T = the portion of the yield which is taxable

For the seven-day period ended May 31, 2001, the Money Market Funds' current effective and tax equivalent yields were as follows:


---------------------------- ------------- -------------- ------------------- ----------------- -----------------

                                                                                                 SEVEN-DAY TAX
                               CLASS OF      SEVEN-DAY        SEVEN-DAY        SEVEN-DAY TAX       EQUIVALENT
           FUND                 SHARES         YIELD       EFFECTIVE YIELD       EQUIVALENT     EFFECTIVE YIELD
                                                (%)              (%)             YIELD (%)            (%)
---------------------------- ------------- -------------- ------------------- ----------------- -----------------
Prime Quality Money Market   Trust             3.81              3.88               N/A               N/A
Fund                         ------------- -------------- ------------------- ----------------- -----------------

                             Investor          3.62              3.69               N/A               N/A
---------------------------- ------------- -------------- ------------------- ----------------- -----------------

Tax-Exempt Money Market      Trust             2.60              2.64               4.27              4.33
Fund                         ------------- -------------- ------------------- ----------------- -----------------

                             Investor          2.49              2.52               4.08              4.14
---------------------------- ------------- -------------- ------------------- ----------------- -----------------

U.S. Government Securities   Trust             3.88              3.96               N/A               N/A
Money Market Fund            ------------- -------------- ------------------- ----------------- -----------------

                             Investor          3.75              3.81               N/A               N/A
---------------------------- ------------- -------------- ------------------- ----------------- -----------------

U.S. Treasury Money Market   Trust             3.33              3.39               N/A               N/A
Fund
---------------------------- ------------- -------------- ------------------- ----------------- -----------------

Virginia Tax-Free Money      Trust             2.68              2.72               4.40              4.47
Market Fund                  ------------- -------------- ------------------- ----------------- -----------------

                             Investor          2.52              2.55               4.14              4.19
---------------------------- ------------- -------------- ------------------- ----------------- -----------------

The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

30-DAY YIELD

The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Equity Funds and Life Vision Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 2001, yields on the Funds other than the money market funds were as follows:

          ---------------------------------------------- ------------------------ ----------------------

          FUND                                           CLASS OF SHARES                YIELD (%)

          ---------------------------------------------- ------------------------ ----------------------
                                                         Trust Shares                     1.99
                                                         ------------------------ ----------------------

          Balanced Fund                                  Investor Shares                  1.62
                                                         ------------------------ ----------------------

                                                         Flex Shares                      0.94
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                      N/A
                                                         ------------------------ ----------------------

          Capital Appreciation Fund                      Investor Shares                   N/A
                                                         ------------------------ ----------------------

                                                         Flex Shares                       N/A
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     3.60
                                                         ------------------------ ----------------------

          Florida Tax-Exempt Bond Fund                   Investor Shares                  3.28
                                                         ------------------------ ----------------------

                                                         Flex Shares                      2.92
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     3.59
                                                         ------------------------ ----------------------

          Georgia Tax-Exempt Bond Fund                   Investor Shares                  3.29
                                                         ------------------------ ----------------------

                                                         Flex Shares                      2.92
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     0.37
                                                         ------------------------ ----------------------

          Growth and Income Fund                         Investor Shares                  0.14
                                                         ------------------------ ----------------------

                                                         Flex Shares                       N/A
          ---------------------------------------------- ------------------------ ----------------------

          High Income Fund                               Flex Shares                      7.16
          ---------------------------------------------- ------------------------ ----------------------

          Information and Technology Fund                Flex Shares                       N/A
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                      N/A
                                                         ------------------------ ----------------------

          International Equity Fund                      Investor Shares                   N/A
                                                         ------------------------ ----------------------

                                                         Flex Shares                       N/A
          ---------------------------------------------- ------------------------ ----------------------

                                      -48-

          ---------------------------------------------- ------------------------ ---------------------

          FUND                                           CLASS OF SHARES                YIELD (%)
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                      N/A
                                                        ------------------------- ----------------------

           International Equity Index Fund               Investor Shares                   N/A
                                                        ------------------------- ----------------------

                                                         Flex Shares                       N/A
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     5.35
                                                         ------------------------ ----------------------

          Investment Grade Bond Fund                     Investor Shares                  4.77
                                                         ------------------------ ----------------------

                                                         Flex Shares                      4.48
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     3.20
                                                         ------------------------ ----------------------

          Investment Grade Tax-Exempt Bond Fund          Investor Shares                  2.70
                                                         ------------------------ ----------------------

                                                         Flex Shares                      2.33
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     5.22
                                                         ------------------------ ----------------------
          Limited-Term Federal Mortgage Securities
          Fund                                           Investor Shares                  4.83
                                                         ------------------------ ----------------------

                                                         Flex Shares                      4.90
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     3.80
          Maryland Municipal Bond Fund                   ------------------------ ----------------------

                                                         Flex Shares                      2.95
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                      N/A
                                                         ------------------------ ----------------------

          Mid-Cap Equity Fund                            Investor Shares                   N/A
                                                         ------------------------ ----------------------

                                                         Flex Shares                       N/A
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     4.93
                                                         ------------------------ ----------------------

          Short-Term Bond Fund                           Investor Shares                  4.63
                                                         ------------------------ ----------------------

                                                         Flex Shares                      4.48
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     3.47
                                                         ------------------------ ----------------------

          Short-Term U.S. Treasury Securities Fund       Investor Shares                  3.32
                                                         ------------------------ ----------------------

                                                         Flex Shares                      3.16
          ---------------------------------------------- ------------------------ ----------------------

                                      -49-

          ---------------------------------------------- ------------------------ ----------------------

          FUND                                           CLASS OF SHARES                YIELD (%)
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                      N/A
                                                         ------------------------ ----------------------

          Small Cap Growth Stock Fund                    Investor Shares                   N/A
                                                         ------------------------ ----------------------

                                                         Flex Shares                       N/A
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     1.36
          Small Cap Value Equity Fund                    ------------------------ ----------------------

                                                         Flex Shares                      0.30
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                      N/A
          Tax Sensitive Growth Stock Fund                ------------------------ ----------------------

                                                         Flex Shares                       N/A
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     5.37
                                                         ------------------------ ----------------------

          U.S. Government Securities Fund                Investor Shares                  4.77
                                                         ------------------------ ----------------------

                                                         Flex Shares                      4.51
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     1.19
                                                         ------------------------ ----------------------

          Value Income Stock Fund                        Investor Shares                  0.77
                                                         ------------------------ ----------------------

                                                         Flex Shares                      0.07
          ---------------------------------------------- ------------------------ ----------------------

          Virginia Intermediate Municipal Bond Fund      Trust Shares                     3.82
                                                         ------------------------ ----------------------

                                                         Investor Shares                  3.64
          ---------------------------------------------- ------------------------ ----------------------

                                                         Trust Shares                     3.98
                                                         ------------------------ ----------------------
          Virginia Municipal Bond Fund
                                                         Flex Shares                      3.06
          ---------------------------------------------- ------------------------ ----------------------

          ---------------------------------------------- ------------------------ ----------------------

          LIFE VISION FUND                               CLASS OF SHARES                 YIELD %
          ---------------------------------------------- ------------------------ ----------------------

          Life Vision Aggressive Growth Fund             Trust Shares                      N/A
          ---------------------------------------------- ------------------------ ----------------------

          Life Vision Growth and Income Fund             Trust Shares                     0.85
          ---------------------------------------------- ------------------------ ----------------------

          Life Vision Moderate Growth Fund               Trust Shares                     1.43
          ---------------------------------------------- ------------------------ ----------------------

The Tax-Exempt Bond Funds' "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                       TAX EQUIVALENT YIELD = +( E )+T
                                                ---
                                              +(1-P)
                       E = the portion of the yield which is tax-exempt P = stated income tax rate
                       T = the portion of the yield which is taxable

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.1%, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.0%, for the Maryland Municipal Bond Fund, Maryland taxes at a rate of 7.9%, and for the Virginia Intermediate Municipal and Virginia Municipal Bond Funds, Virginia taxes at a rate of 5.75%.

For the 30-day period ended May 31, 2001, the tax-equivalent yields for the Trust Shares were as follows: for the Florida Tax-Exempt Bond Fund 5.91%, Georgia Tax-Exempt Bond Fund 6.54%, Investment Grade Tax-Exempt Bond Fund 5.25%, Maryland Municipal Bond Fund 7.17%, Virginia Intermediate Municipal Bond Fund 6.93%, and Virginia Municipal Bond Fund 7.22%.

For the 30-day period ended May 31, 2001, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Florida Tax-Exempt Bond Fund 5.39%, Georgia Tax-Exempt Bond Fund 5.99%, Investment Grade Tax-Exempt Bond Fund 4.43%, and Virginia Intermediate Municipal Bond Fund 6.60%.

For the 30-day period ended May 31, 2001, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the, Florida Tax-Exempt Bond Fund 4.79%, Georgia Tax-Exempt Bond Fund 5.32%, Investment Grade Tax-Exempt Bond Fund 3.83% Maryland Municipal Bond Fund 5.57%, and Virginia Municipal Bond Fund 5.55%.

CALCULATION OF TOTAL RETURN

From time to time, the Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Balanced and Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for the Funds for the one-year, five-year, ten-year and since inception periods ended May 31, 2001 were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                            ------------------------------------------------
                                                                               ONE        FIVE         TEN         SINCE
              FUND                             CLASS OF SHARES                YEAR        YEARS       YEARS     INCEPTION
---------------------------------- ---------------------------------------- ----------- ----------- ---------- -------------
                                   Trust Shares1                               3.24       11.39        --         10.86
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load47         -0.92       10.19        --          9.90
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--Without Sales Load47       2.91       11.03        --         10.47
Balanced Fund                      ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Share--With Sales Load2                0.14         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load2            2.11       10.20        --         11.06
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares3                              -3.74       14.82        --         14.40
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load4          -7.97       13.22        --         13.55
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Capital Appreciation Fund          Investor Shares--Without Sales Load4       -4.38       14.09        --         14.03
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load5              -6.38         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load5           -4.79       13.55        --         15.77
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares 19                            11.84        6.13        --          5.76
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load20          7.35        5.09        --          5.00
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Florida Tax-Exempt Bond Fund       Investor Shares--Without Sales Load20      11.50        5.90        --          5.54
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load5               8.95         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load5           10.95        5.40        --          5.05
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares20                             10.67        5.57        --          4.60
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load21          6.42        4.55        --          3.87
Georgia Tax-Exempt Bond Fund       ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--Without Sales Load21      10.56        5.35        --          4.41
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load22              7.92         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load22           9.92        4.87        --          4.44
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares6                               0.11       13.26        --         13.89
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares-- With Sales Load7         -3.82       12.33        --         12.89
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Growth and Income Fund             Investor Shares-- Without Sales Load7      -0.07       13.18        --         13.42
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares-- With Sales Load8             -2.70         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares-- Without Sales Load8          -0.77       12.36        --         14.57
----------------------------------------------------------------------------------------------------------------------------
                                   Flex Shares--With Sales Load55              2.79         --         --           --
High Income Fund                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load55           4.74        1.99        --          3.27
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares53                             -15.94        --         --         18.88
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Information and Technology Fund    Flex Shares-- With Sales Load54            -18.49        --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares-- Without Sales Load54         -16.82        --         --         17.90
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares9                              -10.79       6.53        --         12.28
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares-- With Sales Load49        -14.49       5.32        --         11.24
                                   ---------------------------------------- ----------- ----------- ---------- -------------
International Equity Fund**        Investor Shares-- Without Sales Load49     -11.13       6.12        --         11.91
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares-- With Sales Load49            -13.31        --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares-- Without Sales Load49         -11.71       5.38        --         11.28
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                      AVERAGE ANNUAL TOTAL RETURN (%)
                                                                            ------------------------------------------------
                                                                               ONE         FIVE        TEN         SINCE
              FUND                             CLASS OF SHARES                YEAR         YEARS      YEARS     INCEPTION
---------------------------------- ---------------------------------------- ----------- ----------- ---------- -------------
                                   Trust Shares50                             -18.90        7.14        --          6.81
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load50         -22.35        5.86        --          5.76
                                   ---------------------------------------- ----------- ----------- ---------- -------------
International Equity Index Fund    Investor Shares--Without Sales Load50      -19.31        6.67        --          6.35
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load11             -21.43         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load11          -19.84        5.98        --          6.37
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares23                              13.55        6.65        --          6.40
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load24           8.88        5.45        --          5.61
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Investment Grade Bond Fund         Investor Shares--Without Sales Load24       13.09        6.25        --          6.06
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load25              10.54         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares -Without Sales Load25           12.54        5.75        --          5.21
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares26                              10.93        6.49        --          6.19
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load27           6.30        5.24        --          6.48
Investment Grade Tax-Exempt Bond   ---------------------------------------- ----------- ----------- ---------- -------------
Fund                               Investor Shares--Without Sales Load27       10.48        6.04        --          6.94
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load5                7.97         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load5             9.97        5.54        --          5.44
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares48                              10.02        6.10        --          6.13
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load28           7.05        5.29        --          5.61
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Limited-Term Federal Mortgae       Investor Shares--Without Sales Load28        9.84        5.84        --          6.00
Securities Fund                    ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load25               7.50         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load25            9.50        5.50        --          5.27
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares29                              11.59        5.83        --          4.59
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Maryland Municipal Bond Fund       Flex Shares--With Sales Load30               8.59         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load30           10.59        4.92        --          4.68
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares12                              -6.92        9.28        --         11.17
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load44         -10.82        7.96        --         10.06
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Mid-Cap Equity Fund                Investor Shares--Without Sales Load44       -7.34        8.80        --         10.63
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares -With Sales Load13              -9.40         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load13           -7.88        8.14        --         10.47
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares31                              10.13        6.10        --          5.53
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load32           7.67        5.47        --          5.00
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Short-Term Bond Fund               Investor Shares--Without Sales Load32        9.90        5.89        --          5.27
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load33               7.60         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load33            9.60        5.54        --          5.26
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL TOTAL RETURN (%)
                                                                            ------------------------------------------------
                                                                                ONE         FIVE        TEN        SINCE
              FUND                             CLASS OF SHARES                 YEAR        YEARS       YEARS     INCEPTION
---------------------------------- ---------------------------------------- ----------- ----------- ---------- -------------
                                   Trust Shares31                               8.02        5.67        --          5.09
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load34           6.79        5.30        --          4.80
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Short-Term U.S. Treasury           Investor Shares--Without Sales Load34        7.87        5.51        --          4.93
Securities Fund                    ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load51               5.67         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load51            7.67        5.27        --          5.03
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares43                              35.90       11.54        --         15.33
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Small Cap Value Equity Fund        Flex Shares--With Sales Load14              32.30         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load14           34.30       10.61        --         14.62
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares15                               8.33         --         --         30.16
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load15               5.21         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Small Cap Growth Stock Fund        Flex Shares--Without Sales Load15            7.19         --         --         28.83
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load56           3.85         --         --         28.01
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--Without Sales Load56        7.89         --         --         29.88
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares45                               3.47         --         --           --
Tax-Exempt Money Market Fund       ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares45                            3.35         --         --           --
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares16                             -19.21       13.18        --         13.65
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Tax Sensitive Growth Stock Fund    Flex Shares--With Sales Load17             -21.66         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load17          -20.06       12.62        --         13.13
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares45                               5.56         --         --           --
U.S. Government Securities Money   ---------------------------------------- ----------- ----------- ---------- -------------
Market Fund                        Investor Shares45                            5.41         --         --           --
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares35                              11.41        6.98        --          6.77
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load10           6.84        5.74        --          5.69
                                   ---------------------------------------- ----------- ----------- ---------- -------------
U.S. Government Securities Fund    Investor Shares--Without Sales Load10       10.95        6.56        --          6.27
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares-With Sales Load25                8.45         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load25           10.45        6.03        --          5.26
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund    Trust Shares42                               5.36         --         --           --
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares41                              14.09       11.28      14.45          --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--With Sales Load18           9.41       10.03      13.64          --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Value Income Stock Fund**          Investor Shares--Without Sales Load18       13.63       10.87      14.08          --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--With Sales Load5               10.85         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares--Without Sales Load5            12.85       10.08      13.71          --
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares36                              10.39        5.10        --          4.81
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Virginia Intermediate Municipal    Investor Shares--With Sales Load37           6.14        4.31        --          4.03
Bond Fund                          ---------------------------------------- ----------- ----------- ---------- -------------
                                   Investor Shares--Without Sales Load37       10.23        5.11        --          4.52
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                             -----------------------------------------------
                                                                               ONE        FIVE         TEN         SINCE
              FUND                             CLASS OF SHARES                YEAR        YEARS       YEARS     INCEPTION
---------------------------------- ---------------------------------------- ----------- ----------- ---------- -------------
                                   Trust Shares38                              11.51        5.54        --          5.32
                                   ---------------------------------------- ----------- ----------- ---------- -------------
Virginia Municipal Bond Fund       Flex Shares-- With Sales Load39              8.58         --         --           --
                                   ---------------------------------------- ----------- ----------- ---------- -------------
                                   Flex Shares-- Without Sales Load39          10.58        4.64        --          4.34
----------------------------------------------------------------------------------------------------------------------------
                                   Trust Shares40                               3.51         --         --           --
Virginia Tax-Free Money            ---------------------------------------- ----------- ----------- ---------- -------------
Market Fund                        Investor Shares37                            3.35         --         --           --
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------- -------------- ------------------ ----------------
                           LIFE VISION FUND                                 ONE YEAR         FIVE YEARS         TEN YEARS
                                                                               (%)              (%)                (%)
------------------------------------------------------------------------- -------------- ------------------ ----------------
Life Vision Aggressive Growth Fund46                                          3.07             10.91               --
------------------------------------------------------------------------- -------------- ------------------ ----------------
Life Vision Growth and Income Fund46                                          6.31              9.88               --
------------------------------------------------------------------------- -------------- ------------------ ----------------
Life Vision Moderate Growth Fund46                                            5.28              8.90               --
------------------------------------------------------------------------- -------------- ------------------ ----------------
`
1   Commenced operations 1/3/94             19  Commenced operations 1/25/94          37  Commenced operations 5/5/93

2   Commenced operations 6/14/95            20  Commenced operations 1/18/94          38  Commenced operations 4/4/95

3   Commenced operations 7/1/92             21  Commenced operations 1/19/94          39  Commenced operations 4/14/95

4   Commenced operations 6/9/92             22  Commenced operations 6/6/95           40  Commenced operations 6/15/89

5   Commenced operations 6/1/95             23  Commenced operations 7/16/92          41  Commenced operations 2/12/93

6   Commenced operations 9/26/92            24  Commenced operations 6/11/92          42  Commenced operations 2/18/87

7   Commenced operations 5/7/93             25  Commenced operations 6/7/95           43  Commenced operations 1/31/97

8   Commenced operations 4/5/95             26  Commenced operations 10/21/93         44  Commenced operations 1/31/94

9   Commenced operations 12/1/95            27  Commenced operations 6/9/92           45  Commended operations 6/8/92

10  Commenced operations 6/6/94             28  Commenced operations 7/18/94          46  Commenced operations 6/30/97

11  Commenced operations 6/8/95             29  Commenced operations 3/1/96           47  Commenced operations 1/3/94

12  Commenced operations 2/2/94             30  Commenced operations 4/25/96          48  Commenced operations 6/6/94



13  Commenced operations 6/5/95             31  Commenced operations 3/15/93          49  Commenced operations 1/2/96

14  Commenced operations 6/6/97             32  Commenced operations 3/22/93          50  Commenced operations 6/6/94

15  Commenced operations 10/8/98            33  Commenced operations 6/20/95          51  Commenced operations 6/22/95

16  Commenced operations 12/11/98           34  Commenced operations 3/18/93          52  Commenced operations 10/4/99

17  Commenced operations 12/15/98           35  Commenced operations 8/1/94           53  Commenced operations 9/30/99

18  Commenced operations 2/17/93            36  Commenced operations 1/11/93          54  Commenced operations 1/24/00

                                                                                      55  Commenced operations 5/4/94

                                                                                      56  Commenced operations 12/10/99

* Fund not in operation for entire period.

** The performance for the periods prior to December 1995 for the International Equity Fund and February 1993 for the Value Income Stock Fund represents the performance of a common trust fund managed by the Adviser.

PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Adviser, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains.

Shareholders  are  notified  annually   regarding  the  federal  tax  status  of
distributions they receive (see "Taxes").

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond, Short-Term U.S. Treasury Securities and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal tax treatment of the funds or their shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Code each Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar trades or businesses if the Fund owns at least 20% of the voting power of such issuers.


The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Each Fund will generally be subject to a nondeductible 4% federal excise tax if it does not comply with certain additional distribution requirements. To comply with such requirements, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs, but can make no assurances that all such tax will be eliminated.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to income tax on its taxable income and gains, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Bond Funds and Money Market Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Bond Funds and Money Market Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds' distributions are expected to be eligible for the corporate dividends received deduction.

Gains and losses on the sale of a Money Market Fund's portfolio securities and unrealized appreciation or depreciation in the value of such securities may require a Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over- distributions of net investment income.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES

Sales,   redemptions  and  exchanges  of  Fund  shares  are  generally   taxable
transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

With respect to the Money Market Funds, because each Fund seeks to maintain a stable $1.00 net asset value per share, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.


TAX-EXEMPT FUNDS

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In  certain  cases,  a Fund will be  required  to  withhold,  at the  applicable witholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions and treaties between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity Index and International Equity Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity Index and International Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.


STATE AND LOCAL TAXES

Distributions from a Fund and ownership of Fund shares may be subject to state and local taxation. Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 2001, the Funds paid the following brokerage commissions with respect to portfolio transactions:

---------------------------------------------------------------------------------------------------------------------
                                       TOTAL AMOUNT      TOTAL AMOUNT OF      TOTAL BROKERAGE       TOTAL BROKERED
                                       OF BROKERAGE         BROKERAGE        COMMISSIONS PAID        TRANSACTIONS
                                        COMMISSIONS     COMMISSIONS PAID       TO AFFILIATED       EFFECTED THROUGH
                                        PAID IN FYE     TO AFFILIATES IN      BROKERS IN FYE      AFFILIATED BROKERS
                FUND                    5/31/01 ($)    FYE 5/31/01(1)  ($)        5/31/01 (%)         FYE 5/31/01 (%)
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                             318,692            10,146                3.09                  20.05
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                2,834,653           18,644                0.07                  29.16
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                N/A               1,445                 100                   100
---------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                N/A                303                  100                   100
---------------------------------------------------------------------------------------------------------------------
Growth and Income Fund ^                 2,006,043              0                    0                     0
---------------------------------------------------------------------------------------------------------------------
High Income Fund                             0                 507                  100                   100
---------------------------------------------------------------------------------------------------------------------
Information and Technology Fund          1,213,863            4,266                  0                   9.17
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                       TOTAL AMOUNT      TOTAL AMOUNT OF      TOTAL BROKERAGE       TOTAL BROKERED
                                       OF BROKERAGE         BROKERAGE        COMMISSIONS PAID        TRANSACTIONS
                                        COMMISSIONS     COMMISSIONS PAID       TO AFFILIATED       EFFECTED THROUGH
                                        PAID IN FYE     TO AFFILIATES IN      BROKERS IN FYE      AFFILIATED BROKERS
                FUND                    5/31/01 ($)    FYE 5/31/01(1) ($)       5/31/01 (%)         FYE 5/31/01 (%)
---------------------------------------------------------------------------------------------------------------------
International Equity Index Fund           267,113               0                    0                     0
---------------------------------------------------------------------------------------------------------------------
International Equity Fund                1,074,564              0                    0                     0
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                  N/A              24,802                 100                   100
---------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond            N/A               5,436                 100                   100
Fund
---------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage               N/A               4,935                 100                   100
Securities Fund
---------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund ^              N/A                N/A                  N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                       405,454             8,000                1.94                  27.78
---------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund             N/A              104,046                100                   100
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                        N/A                N/A                  N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities         N/A                N/A                  N/A                   N/A
Fund
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund              1,179,524           10,269                0.09                  14.29
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund              1,216,168            5,890                0.05                  10.58
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                N/A                N/A                  N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund          1,454,576            6,268                0.04                  49.39
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund             N/A                 0                   N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money            N/A              239,522                100                   100
Market Fund
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund^            N/A              329,522                100                   100
---------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                  2,409,152           31,848                1.30                  34.39
---------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal             N/A                N/A                  N/A                   N/A
Bond Fund ^
---------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund ^              N/A                N/A                  N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund ^       N/A                N/A                  N/A                   N/A
---------------------------------------------------------------------------------------------------------------------

1 These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co., the Trust's principal underwriter.

^ Prior to May 24, 1999, brokerage fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and the Adviser for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

For the fiscal years ended May 31, 2001 and 2000, the Funds paid the following brokerage commissions with respect to portfolio transactions:

---------------------------------------------------------------------------------------------------------------------

                                                       TOTAL AMOUNT OF BROKERAGE         TOTAL AMOUNT OF BROKERED
                                                         COMMISSIONS PAID ($)       COMMISSIONS PAID TO AFFILIATES ($)
                      FUND
---------------------------------------------------------------------------------------------------------------------
                                                        2001              2000            2001            2000
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                                          328,692          721,707          10,146          10,348
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                             2,853,297        6,562,103         18,644          48,837
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                            1,443            1,800            1,445           1,800
---------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                             303               0               303              3
---------------------------------------------------------------------------------------------------------------------
Growth and Income Fund ^                              2,006,043        1,520,932            0              623
---------------------------------------------------------------------------------------------------------------------
High Income Fund                                         502               3               507              5
---------------------------------------------------------------------------------------------------------------------
Information and Technology Fund                       1,218,129         191,269           4,266           2,203
---------------------------------------------------------------------------------------------------------------------
International Equity Fund                              267,115         5,076,703            0               0
---------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                       1,074,364         606,700             0               0
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                             24,802            19,989          24,802          19,989
---------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                   5,436            6,409            5,436           6,409
---------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund           4,935            3,623            4,935           3,623
---------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                              0                0                0               0
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                    413,454          826,022           8,000           4,278
---------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                        104,046          226,376          104,046         226,376
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                      0                0                0               0
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

                                                       TOTAL AMOUNT OF BROKERAGE         TOTAL AMOUNT OF BROKERED
                                                         COMMISSIONS PAID ($)       COMMISSIONS PAID TO AFFILIATES ($)
                                                    -----------------------------------------------------------------
                      FUND                              2001            2000              2001            2000
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                  0                0                0               0
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                           1,189,793        1,007,234         10,269           4,817
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                           1,220,058         879,037           5,890           1,927
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                              0                0                0               0
---------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                       1,460,844         778,609           6,268          17,943
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                           0                0                0               0
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund            239,522         188,047             0           188,047
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund ^                       329,577         333,610         329,577         331,610
---------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                               2,441,000       3,356,918          31,848          60,581
---------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund ^               0                0                0               0
---------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund ^                            0                0                0               0
---------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund ^                     0                0                0               0
---------------------------------------------------------------------------------------------------------------------

*Not in operation during the period.

^Prior to May 24, 1999, brokerage fees were paid by the predecessor to this Fund pursuant to an agreement  between the
 CrestFunds and the Adviser for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

For the fiscal years ended May 31, 2001, 2000 and 1999, the portfolio turnover rate for each of the non-money market funds was as follows:

   -----------------------------------------------------------------------------------------------------------------

                                                                                   TURNOVER RATE (%)
                                                                     -----------------------------------------------
                            FUND                                       2001             2000             1999
   -----------------------------------------------------------------------------------------------------------------
   Balanced Fund                                                        99               182              179
   -----------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund                                            89               129              147
   -----------------------------------------------------------------------------------------------------------------
   Florida Tax-Exempt Bond Fund                                         59               88               72
   -----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------

                                                                               TURNOVER RATE (%)
                                                                -------------------------------------------------
                          FUND                                      2001             2000             1999
-----------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                         21               19               12
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                               73               53               71
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                     10                0               N/A
-----------------------------------------------------------------------------------------------------------------
Information and Technology Fund                                     750               250               *
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                            68               179              161
-----------------------------------------------------------------------------------------------------------------
International Equity Index Fund                                      13                9               32
-----------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                          131               202              221
-----------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                               285               226              224
-----------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                       532               384              379
-----------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                         42               14               19
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                 100               131              76
-----------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                 87               69               108
-----------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                             87               50               57
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                                          86               65               63
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                         112               110               *
-----------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                                     103               30                *
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                     207               29               19
-----------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                              77               62               69
-----------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                            32               18               19
-----------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                         60               19               28
-----------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


5% AND 25% SHAREHOLDERS

As of September 10, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.

5% SHAREHOLDERS

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Wells Fargo Bank Minnesota N/A
                                   TTEE FBO
Small Cap Growth Stock Fund        Averitt Express Inc. P/S/P               128,783.0010       Investor
                                   P.O. Box 1533                                                            8.44
                                   Minneapolis, MN 55480-1533
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Information and Technology Fund    Mail Center 3144                        1,853,102.1310       Trust       30.90
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Information and Technology Fund    Mail Center 3144                        2,599,744.9540       Trust       43.35
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Information and Technology Fund    Mail Center 3144                        1,267,153.2200       Trust       21.13
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn: Susan Grider
Prime Quality Money Market Fund    Mail Center 3133                      3,500,907,804.7700     Trust       92.66
                                   P.O. Box 105504
                                   Atlanta, GA 30348-5504
-----------------------------------------------------------------------------------------------------------------
                                   National Financial Services Corp.
                                   For Exclusive Benefit of our Cust.
                                   Attn: Mutual Funds Dept.
Prime Quality Money Market Fund    One World Financial Center            1,897,156,760.0200    Investor     96.41
                                   200 Liberty St. , Fl. 5
                                   New York, NY 10281-5500
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn: Susan Grider
U.S. Government Securities Money   Mail Center 3133                       655,357,661.0500      Trust       84.17
Market Fund                        P.O. Box 105504
                                   Atlanta, GA 30348-5504
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank Central Florida TTEE
                                   FBO SAWTEK Inc.
U.S. Government Securities Money   ESOP and Profit Sharing Plan
Market Fund                        c/o Fascorp                            101,103,893.7700      Trust       12.98
                                   8515 E. Orchard Rd. #2T2
                                   Englewood, CO  80111-5037
-----------------------------------------------------------------------------------------------------------------

                                      -70-


-----------------------------------------------------------------------------------------------------------------

                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   National Financial Services Corp.
                                   For Exclusive Benefit of our Cust.
U.S. Government Securities Money   Attn: Mutual Funds Dept.
Market Fund                        One World Financial Center             178,603,053.3300     Investor     87.14
                                   200 Liberty St. , Fl. 5
                                   New York, NY 10281-5500
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn: Susan Grider
Tax-Exempt Money Market Fund       Mail Center 3133                      1,054,523,264.1500     Trust       99.95
                                   P.O. Box 105504
                                   Atlanta, GA 30348-5504
-----------------------------------------------------------------------------------------------------------------
                                   National Financial Services Corp.
                                   For Exclusive Benefit of our Cust.
                                   Attn: Mutual Funds Dept.
Tax-Exempt Money Market Fund       One World Financial Center             219,448,744.7300     Investor     93.77
                                   200 Liberty St. , Fl. 5
                                   New York, NY 10281-5500
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Investment Grade Bond Fund         Mail Center 3144                       19,720,460.4050       Trust       23.00
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Investment Grade Bond Fund         Mail Center 3144                       19,139,687.0990       Trust       22.33
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Investment Grade Bond Fund         Mail Center 3144                       30,815,944.5250       Trust       35.95
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Investment Grade Tax-Exempt Bond   Mutual Fund Reconciliation Unit
Fund                               Mail Center 3144                        2,913,810.7490       Trust       24.26
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Investment Grade Tax-Exempt Bond   Mutual Fund Reconciliation Unit
Fund                               Mail Center 3144                        4,303,879.8870       Trust       35.83
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Investment Grade Tax-Exempt Bond   Mutual Fund Reconciliation Unit
Fund                               Mail Center 3144                        4,793,233.3310       Trust       39.91
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Marion G. Nelson
Investment Grade Tax-Exempt Bond   P.O. Box 2531                            100,000.0000       Investor     6.04
Fund                               Panama City, FL 32402-2531
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Capital Appreciation Fund          Mail Center 3144                       24,040,581.2790       Trust       28.14
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Capital Appreciation Fund          Mail Center 3144                       11,636,065.7950       Trust       13.62
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Capital Appreciation Fund          Mail Center 3144                       14,455,175.1320       Trust       16.92
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Capital Appreciation Fund          Mail Center 3144                       11,657,598.5550       Trust       13.65
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank Central Florida
                                   FBO Florida Rock Industries Inc,.
                                   P/S & Deferred Earnings Plan
Capital Appreciation Fund          C/O Fascorp                             5,159,202.0930       Trust       6.04
                                   8515 E. Orchard Road #2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Value Income Stock Fund            Mail Center 3144                       31,679,954.6440       Trust       51.98
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Value Income Stock Fund            Mail Center 3144                        3,922,163.2160       Trust       6.44
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Value Income Stock Fund            Mail Center 3144                        4,735,400.0640       Trust       7.77
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
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                                      -72-


-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Nissan Motor Corp -USA 401K Plan
                                   State Street Bank
Value Income Stock Fund            P.O. Box 1992                           3,409,920.3130       Trust       5.60
                                   Attn: Cathie Noyes
                                   Boston, MA 02105-1992
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Short-Term U.S Treasury            Mutual Fund Reconciliation Unit
Securities Fund                    Mail Center 3144                        1,273,332.4780       Trust       14.45
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Short-Term U.S,. Treasury          Mutual Fund Reconciliation Unit
Securities Fund                    Mail Center 3144                        3,122,824.9840       Trust       35.43
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Short-Term U.S. Treasury           Mutual Fund Reconciliation Unit
Securities Fund                    Mail Center 3144                        2,090,158.7780       Trust       23.72
                                   P.O.  Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Cenco
Short-Term U.S,. Treasury          AMG 7th Floor
Securities Fund                    P.O. Box 10566                          2,003,858.7450       Trust       22.74
                                   Birmingham, AL 35296-0001
-----------------------------------------------------------------------------------------------------------------
                                   Clarence A. Rittenhouse
Short-Term U.S. Treasury           Margaret S. Rittenhouse JTWROS
Securities Fund                    12993 Lampadaire Drive                   74,210.3170        Investor     33.82
                                   Creve Coeur, MO  63141-7361
-----------------------------------------------------------------------------------------------------------------
                                   NFSC/FMTC IRA
Short-Term U.S. Treasury           FBO James H. Gordon
Securities Fund                    P.O. Box 1858                            12,655.2700        Investor     5.77
                                   Umatilla, FL  32784-1858
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
Short-Term U.S. Treasury           FBO Jerold W. James
Securities Fund                    24506 Bonnett Road                       11,690.8370        Investor     5.33
                                   Astor, FL  32102-2419
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Bill Lovett TTEE
Short-Term U.S. Treasury           Hussey Gay Bell & Deyoung Inc.           12,400.2630        Investor     5.65
Securities Fund                    P.O. Box  14247
                                   Savannah, GA  31416-1248
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Poucher Sexton Spitzer TTEE
Short-Term U.S. Treasury           A. Randys Electric 401K                  12,146.7810        Investor     5.53
Securities Fund                    P.O. Box 422577
                                   St. Petersburg, FL  33742-4577
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Short-Term Bond Fund               Mail Center 3144                        4,846,650.1170       Trust       20.71
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Short-Term Bond Fund               Mail Center 3144                        9,869,732.6550       Trust       42.17
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Short-Term Bond Fund               Mail Center 3144                        5,557,884.5780       Trust       23.75
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Short-Term Bond Fund               Mail Center 3144                        1,489,514.0890       Trust       6.36
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Wells Fargo Bank Minnesota N/A
                                   TTEE FBO Averitt Express Inc.
Short-Term Bond Fund               P/S/P
                                   P.O. Box 1533                            270,126.6920       Investor     62.04
                                   Minneapolis, MN 55480-1533
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund                Mail Center 3144                        7,098,643.0790       Trust       44.01
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund                Mail Center 3144                        2,526,796.2940       Trust       15.67
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund                Mail Center 3144                        5,160,112.7040       Trust       31.99
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Anthony R. Gray
Mid-Cap Equity Fund                460 Virginia Drive                       68,797.8510        Investor     6.46
                                   Winter Park, FL 32789-5805
-----------------------------------------------------------------------------------------------------------------
                                   Dudley A. Whitman TTEE
                                   Dudley A. Whitman Living TR
Mid-Cap Equity Fund                U/A 5/4/93                               56,749.8370        Investor     5.33
                                   167 Bal Bay Drive
                                   Bal Harbour, FL 33154-1310
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Balanced Fund                      Mail Center 3144                        2,108,768.4440       Trust       12.62
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank Atlanta TTEE
                                   FBO Genuine Partnership Plan
Balanced Fund                      c/o Fascorp                             1,110,130.6600       Trust       6.64
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Florida Tax-Exempt Bond Fund       Mail Center 3144                        1,327,310.5030       Trust       13.01
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Florida Tax-Exempt Bond Fund       Mail Center 3144                        3,239,223.8170       Trust       31.76
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Florida Tax-Exempt Bond Fund       Mail Center 3144                        5,632,814.2720       Trust       55.23
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Albert B. Marshall TTEE
                                   Albert B. Marshall Family Trust
Florida Tax-Exempt Bond Fund       Dated 04/07/87                           15,667.4240        Investor     6.05
                                   P.O. Box 25
                                   Umatilla, FL 32784-0025
-----------------------------------------------------------------------------------------------------------------
                                   Mary C. Marshall TTEE
                                   C. Marshall Family Trust
Florida Tax-Exempt Bond Fund       P.O. Box 25                              15,667.4240        Investor     6.05
                                   Umatilla, FL 32784-0025
-----------------------------------------------------------------------------------------------------------------
                                   Mildred Meinhart Rast
                                   821 Lake Port Blvd
Florida Tax-Exempt Bond Fund       Apt. A404                                35,774.0860        Investor     13.81
                                   Leesburg, FL 34748-7698
-----------------------------------------------------------------------------------------------------------------
                                   Ilse Hofmann Family Trust
                                   Rudolph Hoffman TTEE
Florida Tax-Exempt Bond Fund       4400 Thermal Lane                        13,459.2210        Investor     5.20
                                   Clermont, FL 34711-8342
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Georgia Tax-Exempt Bond Fund       Mail Center 3144                        1,980,223.1360       Trust       21.73
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Georgia Tax-Exempt Bond Fund       Mail Center 3144                        6,273,595.8710       Trust       68.84
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Georgia Tax-Exempt Bond Fund       Mail Center 3144                         859,021.0440        Trust       9.43
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Patrick J. Doran
                                   Norman R. Doran
Georgia Tax-Exempt Bond Fund       2024 Fisher Trail NE                     34,662.4730        Investor     11.60
                                   Atlanta, GA 30345-3429
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Thomas O. Duff, Jr.
Georgia Tax-Exempt Bond Fund       P.O. Box 143                             28,957.5290        Investor     9.69
                                   Lookout Mountain, TN 37350-0143
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   M.C. Tatro
Georgia Tax-Exempt Bond Fund       5360 Deer Run Drive                      54,651.6860        Investor     18.29
                                   Conyers, GA 30094-4706
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
International Equity Index Fund    Mail Center 3144                        4,365,685.6530       Trust       21.06
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
International Equity Index Fund    Mail Center 3144                        2,187,404.0220       Trust       10.55
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
International Equity Index Fund    Mail Center 3144                       13,028,729.5220       Trust       62.84
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   CIBC World Markets Corporation
                                   FBO 033-34654-17
International Equity Index Fund    Church Street Station                    26,713.1960        Investor     7.76
                                   P.O. Box 3484
                                   New York, NY 10008-3484
-----------------------------------------------------------------------------------------------------------------
                                   CIBC World Markets Corporation
                                   FBO 033-34655-16
International Equity Index Fund    Church Street Station                    26,712.8770        Investor     7.76
                                   P.O. Box 3484
                                   New York, NY 10008-3484
-----------------------------------------------------------------------------------------------------------------
                                   CIBC World Markets Corporation
                                   Church Street Station
International Equity Index Fund    P.O. Box 3484                            21,373.5110        Investor     6.21
                                   New York, NY 10008-3484
-----------------------------------------------------------------------------------------------------------------
                                   CIBC World Markets Corporation
                                   Church Street Station
International Equity Index Fund    P.O. Box 3484                            21,373.5110        Investor     6.21
                                   New York, NY 10008-3484
-----------------------------------------------------------------------------------------------------------------

                                      -76-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
U.S. Government Securities Fund    Mail Center 3144                        3,138,712.9620       Trust       20.01
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
U.S. Government Securities Fund    Mail Center 3144                        5,794,509.0420       Trust       36.94
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
U.S. Government Securities Fund    Mail Center 3144                        4,415,000.0480       Trust       28.14
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Wells Fargo Bank Minnesota N/A
                                   TTEE FBO Averitt Express Inc.
U.S. Government Securities Fund    P/S/P
                                   P.O. Box 1533                            518,354.1510       Investor     77.51
                                   Minneapolis, MN 55480-1533
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Limited Term Federal Mortgage      Mutual Fund Reconciliation Unit
Securities Fund                    Mail Center 3144                        5,511,380.7530       Trust       47.28
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Limited Term Federal Mortgage      Mutual Fund Reconciliation Unit
Securities Fund                    Mail Center 3144                        2,028,717.4820       Trust       17.40
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Limited Term Federal Mortgage      Mutual Fund Reconciliation Unit
Securities Fund                    Mail Center 3144                        3,615,735.7330       Trust       31.02
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   International Brotherhood of
                                   Electrical Workers Local Union 756
Limited Term Federal Mortgage      General Fund                              6,048.2620         Trust       6.30
Securities Fund                    5901 Airport Road
                                   Daytona Beach, FL 32124-6703
-----------------------------------------------------------------------------------------------------------------
                                   Orlando Regional Realtor Assn
Limited Term Federal Mortgage      P.O. Box 609400                          11,910.6150         Trust       12.40
Securities Fund                    Orlando, FL 32860-9400
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Joan Taylor Lee TTEE
Limited Term Federal Mortgage      Edgar P. Lee Rev. Trust                   5,441.7580         Trust       5.67
Securities Fund                    4608 Russell Avenue
                                   Mt. Rainer, MD 20712-2415
-----------------------------------------------------------------------------------------------------------------

                                      -77-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Carmel R. Fasulo TTEE
Limited Term Federal Mortgage      Carmel R. Fasulo Trust
Securities Fund                    U/A 10/12/93                              4,891.5590         Trust       5.09
                                   555 Greenfield Avenue
                                   Mt. Dora, FL 32757-9537
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
Limited Term Federal Mortgage      Nervie J. McCloud
Securities Fund                    735 W. Colbert Street                     7,577.9640         Trust       7.89
                                   Beverly Hills, FL 34465-4730
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
Limited Term Federal Mortgage      Mary A. Graf  TTEE
Securities Fund                    Earl E Graff TTEE                         8,454.5700         Trust       8.80
                                   5345 Tusquittee Road
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
International Equity Fund          Mail Center 3144                        9,430,496.7590       Trust       48.97
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
International Equity Fund          Mail Center 3144                        2,386,680.4790       Trust       12.39
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
International Equity Fund          Mail Center 3144                        5,182,553.0630       Trust       26.91
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Bear Stearns Securities Corporation
International Equity Fund          1 Metrotech Center North                 55,462.6630        Investor     8.11
                                   Brooklyn, NY 11201-3870
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Gordon L. Dickens, III
Small Cap Value Equity Fund        11545 Wills Road, Ste. 102               81,715.9700          Flex       7.46
                                   Alpharetta, GA 30004-2073
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
Investment Grade Tax-Exempt        BSC Tres Investment
Bond  Fund                         P.O. Box 6447                            149,316.7000         Flex       7.85
                                   Knoxville, TN 37914-0447
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Homer Martha Gudelsky Family
Short-term Bond Fund               Foundation, Inc.                         283,811.8780         Flex       21.08
                                   11900 Tech Road
                                   Silver Spring,  MD 20904-1910
------------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   James A. Dixon
Georgia Tax-Exempt Bond Fund       7005 Carlisle Lane                       98,975.7980          Flex       5.94
                                   Alpharetta, GA 30022-5145
-----------------------------------------------------------------------------------------------------------------

                                      -78-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Francis E. Cook
Georgia Tax-Exempt Bond Fund       1210 Peachtree Road                      96,057.5160          Flex       5.77
                                   Augusta, GA 30909-3822
-----------------------------------------------------------------------------------------------------------------
                                   John Dennard Miller
                                   Hazel M. Miller
Georgia Tax-Exempt Bond Fund       6 Priory Road                            128,079.7100         Flex       7.69
                                   Savannah, GA 31411-1731
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Darrell F. Ellison
                                   SunTrust Bank Atlanta
International Equity Index Fund    Collateral Acct                          28,294.7930          Flex       6.78
                                   308 Brim Drive
                                   Macon, GA 31220-5402
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO Telestrategies, Inc.
U.S. Government Securities Fund    P.O. Box 4109                            194,767.8310         Flex       7.57
                                   McLean, VA 22103-4109
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Walter P. Krok, TTEE
Limited-Term Federal Mortgage      Walter P. Krok Living Trust
Securities Fund                    U/A 1/4/90                               20,257.3150          Flex       5.20
                                   5331 Magnolia Ridge Road
                                   Fruitland Park, FL 34731-5914
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   John K. Aitcheson, Jr.
Limited-Term Federal Mortgage      Barbara A. Aitcheson                     65,733.2800          Flex       16.87
Securities Fund                    9025 Greylock Street
                                   Alexandria, VA 22308-2726
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Value Equity Fund        Mail Center 3144                       17,540,558.7620       Trust       48.60
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Value Equity Fund        Mail Center 3144                       10,822,582.1120       Trust       29.99
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Value Equity Fund        Mail Center 3144                        4,454,567.3060       Trust       12.34
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Bank
                                   Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund        Mail Center 3144                       14,956,892.9700       Trust       48.43
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------

                                      -79-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund        Mail Center 3144                        4,979,605.1620       Trust       16.12
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund        Mail Center 3144                        4,865,236.9200       Trust       15.75
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund        Mail Center 3144                        3,402,189.1940       Trust       11.02
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Tax Sensitive Growth Stock Fund    Mail Center 3144                        3,541,766.8150       Trust       23.30
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Tax Sensitive Growth Stock Fund    Mail Center 3144                        5,701,952.3170       Trust       37.52
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Tax Sensitive Growth Stock Fund    Mail Center 3144                        5,042,438.1100       Trust       33.18
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Life Vision Moderate Growth Fund   Mail Center 3144                        3,210,519.2620       Trust       39.86
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   RBI Corporation
                                   Profit Sharing Plan
Life Vision Moderate Growth Fund   c/o Fascorp                              544,646.2320        Trust       6.76
                                   8515 E. Orchard Rd, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Newport Utilities Board 401K
                                   Retirement Plan
Life Vision Moderate Growth Fund   c/o Fascorp                              650,081.7550        Trust       8.07
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------

                                      -80-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Royal Caribbean Cruises, LTD 401K
Life Vision Moderate Growth Fund   c/o Fascorp                              536,620.2670        Trust       6.66
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank Atlanta TTEE
                                   FBO POP Displays, Inc. 401K
Life Vision Moderate Growth Fund   c/o Fascorp                              613,206.3430        Trust       7.61
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Life Vision Growth & Income Fund   Mail Center 3144                        1,906,442.6060       Trust       43.89
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Dodson Bros. Exterminating Co.
                                   Profit Sharing Plan
Life Vision Growth & Income Fund   c/o Fascorp                              286,978.6000        Trust       6.61
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Dye Vanmol & Lawrence, Inc.
                                   Profit Sharing Plan
Life Vision Growth & Income Fund   c/o Fascorp                              257,314.8080        Trust       5.92
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Hartman & Asso. , Inc. 401K
Life Vision Growth & Income Fund   c/o Fascorp                              218,830.2500        Trust       5.04
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Palm Beach Eye Asso., PA PSP
Life Vision Growth & Income Fund   c/o Fascorp                              227,787.1920        Trust       5.24
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Life Vision Aggressive Growth      Mutual Fund Reconciliation Unit
Fund                               Mail Center 3144                         597,406.6850        Trust       25.92
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Newport Utilities Board 401K
Life Vision Aggressive Growth      c/o Fascorp                              215,544.0140        Trust       9.35
Fund                               8518 E. Orchard Rd, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Borrell, Inc. Profit Sharing/401K
Life Vision Aggressive Growth      c/o Fascorp                              177,093.2270        Trust       7.68
Fund                               8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank TTEE FBO
                                   Rissman Weisberg Barrett Hurt
Life Vision Aggressive Growth      Donahue McClain PA Empl SVGS Trust
Fund                               c/o Fascorp                              312,676.1790        Trust       13.56
                                   8515 E. Orchard Road, 2T2
                                   Englewood, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn: Susan Grider
U.S. Treasury Securities Money     Mail Center 3133                       812,786,364.7500      Trust       99.94
Market Fund                        P.O. Box 105504
                                   Atlanta, GA 30348-5504
-----------------------------------------------------------------------------------------------------------------
                                   National Financial Services Corp.
                                   For Exclusive Benefit of our Cust.
Virginia Tax-Free Money Market     Attn: Mutual Fund Dept.
Fund                               One World Financial Center             111,302,056.8400     Investor    100.00
                                   200 Liberty Street, FL. 5
                                   New York, NY 10281-5500
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Virginia Intermediate Municipal    Mutual Fund Reconciliation Unit
Bond Fund                          Mail Center 3144                        4,736,347.1200       Trust       24.90
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Virginia Intermediate Municipal    Mutual Fund Reconciliation Unit
Bond Fund                          Mail Center 3144                       13,814,811.1240       Trust       72.64
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Maryland Municipal Bond Fund       Mail Center 3144                         680,098.4040        Trust       23.94
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Maryland Municipal Bond Fund       Mail Center 3144                        1,499,478.0750       Trust       52.78
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Maryland Municipal Bond Fund       Mail Center 3144                         201,680.8820        Trust       7.10
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Hamac & Co.
                                   Attn:  Barbara Holloway
Maryland Municipal Bond Fund       P.O. Box 26665 HDQ 5706                  459,735.2000        Trust       16.18
                                   Richmond, VA 23261-6665
-----------------------------------------------------------------------------------------------------------------

                                      -82-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Virginia Municipal Bond Fund       Mail Center 3144                         335,572.1580        Trust       5.99
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Virginia Municipal Bond Fund       Mail Center 3144                        2,655,857.8700       Trust       47.39
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Virginia Municipal Bond Fund       Mail Center 3144                        2,347,965.7060       Trust       41.89
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Grace Downey Riggs Rev. Trust
                                   Irvin Farmer TTEE
Virginia Municipal Bond Fund       U/A 07/29/87                             61,448.0710          Flex       5.75
                                   940 Charter Oaks Drive
                                   Charlottesville, VA 22901-0629
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Luis R. Montiel
Virginia Municipal Bond Fund       6712 Baron Road                          58,044.1270          Flex       5.43
                                   McLean, VA 22101-2907
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Growth & Income Fund               Mail Center 3144                       12,615,838.3320       Trust       22.17
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Growth & Income Fund               Mail Center 3144                       11,688,802.9270       Trust       20.54
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Growth & Income Fund               Mail Center 3144                       22,008,844.5270       Trust       38.67
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Growth & Income Fund               Mail Center 3144                        6,034,725.3370       Trust       10.60
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870
------------------------------------------------------------------------------------------------------------------

                                      -83-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   NFSC FEBO
                                   Mahaney Construction Co., Inc.
Prime Quality Money Market Fund    P.O. Box 18271                           574,267.7200         Flex       11.10
                                   Savannah, GA 31418-0271
-----------------------------------------------------------------------------------------------------------------


25% SHAREHOLDERS

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Information and Technology Fund    Mail Center  3144                       1,853,102.1310       Trust       30.90
                                   P.O. Box  105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Information and Technology Fund    Mail Center  3144                       2,599,744.9540       Trust       43.35
                                   P.O. Box  105870
                                   Atlanta, GA 30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn:  Susan Grider
Prime Quality Money Market Fund    Mail Center 3133                      3,500,907,804.7700     Trust       92.66
                                   P.O. Box 105504
                                   Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------------
                                   National Financial Services Corp.
                                   For Exclusive Benefit of our Cust.
                                   Attn:  Mutual Funds Dept
Prime Quality Money Market Fund    One World Financial Center            1,897,156,760.0200    Investor     96.41
                                   200 Liberty Street, 5th Floor
                                   New York, NY  10281-5500
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn:  Susan Grider
U.S. Government Securities Money   Mail Center  3143                      655,357,661.0500      Trust       84.17
Market Fund                        P.O. Box  105504
                                   Atlanta, GA 30348-5504
-----------------------------------------------------------------------------------------------------------------
                                   National Financial Services Corp.
                                   For Exclusive Benefit of our Cust.
U.S. Government Securities Money   Attn:  Mutual Funds Dept
Market Fund                        One World Financial Center             178,603,053.3300     Investor     87.14
                                   200 Liberty Street, 5th Floor
                                   New York, NY  10281-5500
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Banks
                                   Attn:  Susan Grider
Tax Exempt Money Market Fund       Mail Center  3133                     1,054,523,264.1500     Trust       99.95
                                   P.O. Box  105504
                                   Atlanta, GA 30348-5504
-----------------------------------------------------------------------------------------------------------------

                                      -84-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   National Financial Services Corp.
                                   Attn:  Mutual Funds Dept
Tax Exempt Money Market Fund       One World Financial Center             219,448,744.7300     Investor     93.77
                                   200 Liberty Street, 5th Floor
                                   New York, NY  10281-5500
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Investment Grade Bond Fund         Mail Center 3144                       30,815,944.5250       Trust       35.95
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Investment Grade Tax-Exempt Bond   Mutual Fund Reconciliation Unit
Fund                               Mail Center 3144                        4,303,879.8870       Trust       35.83
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Investment Grade Tax-Exempt Bond   Mutual Fund Reconciliation Unit
Fund                               Mail Center 3144                        4,793,233.3310       Trust       39.91
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Capital Appreciation Fund          Mail Center 3144                       24,040,581.2790       Trust       28.14
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Value Income Stock Fund            Mail Center 3144                       31,679,954.6440       Trust       51.98
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Short-Term U.S. Treasury           Mutual Fund Reconciliation Unit
Securities Fund                    Mail Center 3144                        3,122,824.9840       Trust       35.43
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Clarence A. Rittenhouse
Short-Term U.S. Treasury           Margaret S. Rittenhouse
Securities Fund                    12993 Lampadaire Drive                   74,210.3170        Investor     33.82
                                   Creve Coeur, MO 63141-7361
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Short-Term Bond Fund               Mail Center 3144                        9,869,732.6550       Trust       42.17
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------

                                      -85-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Wells  Fargo  Bank  Minnesota  N/A
                                   TTEE  FBO AVERITT Express Inc.
Short-Term Bond Fund               P.O. Box 1533                            270,126.6920       Investor     62.04
                                   Minneapolis, MN  55480-1533
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund                Mail Center 3144                        7,098,643.0790       Trust       44.01
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund                Mail Center 3144                        5,160,112.7040       Trust       31.99
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Florida Tax-Exempt Bond Fund       Mail Center 3144                        5,632,814.2720       Trust       55.23
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Florida Tax-Exempt Bond Fund       Mail Center 3144                        3,239,223.8170       Trust       31.76
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
------------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Georgia Tax-Exempt Bond Fund       Mail Center 3144                        6,273,595.8710       Trust       68.84
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
International Equity Index Fund    Mail Center 3144                       13,028,729.5220       Trust       62.84
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
U.S. Government Securities Fund    Mail Center 3144                        5,794,509.0420       Trust       36.94
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
U.S. Government Securities Fund    Mail Center 3144                        4,415,000.0480       Trust       28.14
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Wells Fargo Bank Minnesota N/A
                                   TTEE FBO Averitt Express Inc.
U.S. Government Securities Fund    P.O. Box 1533                            518,354.1510       Investor     77.51
                                   Minneapolis, MN  55480-1533
-----------------------------------------------------------------------------------------------------------------

                                      -86-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Limited Term Federal Mortgage      Mutual Fund Reconciliation Unit
Securities                         Mail Center 3144                        5,511,380.7530       Trust       47.28
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Limited Term Federal Mortgage      Mutual Fund Reconciliation Unit
Securities                         Mail Center 3144                        3,615,735.7330       Trust       31.02
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
International Equity Fund          Mail Center 3144                        9,430,496.7590       Trust       48.97
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Limited Term Federal Mortgage      Mutual Fund Reconciliation Unit
Securities                         Mail Center 3144                        5,182,554.0630       Trust       26.91
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Value Equity Fund        Mail Center 3144                       17,540,558.7620       Trust       48.60
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Value Equity Fund        Mail Center 3144                       10,822,582.1120       Trust       29.99
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund        Mail Center 3144                       14,956,892.9700       Trust       48.43
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Tax Sensitive Growth Stock Fund    Mail Center 3144                        5,701,952.3170       Trust       37.52
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Tax Sensitive Growth Stock Fund    Mail Center 3144                       5,042,4387.1100       Trust       33.18
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------

                                      -87-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Life Vision Moderate Growth Fund   Mail Center 3144                        3,210,519.2620       Trust       39.86
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Life Vision Growth and Income      Mutual Fund Reconciliation Unit
Fund                               Mail Center 3144                        1,906,442.6060       Trust       43.89
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Life Vision Aggressive Growth      Mutual Fund Reconciliation Unit
Fund                               Mail Center 3144                         597,406.6850        Trust       25.92
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn: Susan Grider
U.S. Treasury Securities Money     Mail Center 3133                       812,786,364.7500      Trust       99.94
Market Fund                        P.O. Box 105504
                                   Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn: Susan Grider
Virginia Tax Free Money Market     Mail Center 3133                       244,017,406.5400      Trust       96.61
Fund                               P.O. Box 105504
                                   Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------------
                                   National Financial Services Corp
                                   For Exclusive Benefit of our Cust.
Virginia Tax Free Money Market     Attn:  Mutual Fund Department
Fund                               One World Financial Center             111,302,056.8400     Investor    100.00
                                   200 Liberty Street
                                   New York, NY  10281-5500
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
Virginia Intermediate Municipal    Mutual Fund Reconciliation Unit
Bond Fund                          Mail Center 3144                       13,814,811.1240       Trust       72.64
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Maryland Municipal Bond Fund       Mail Center 3144                        1,499,478.0750       Trust       52.78
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Virginia Municipal Bond Fund       Mail Center 3144                        2,655,857.8700       Trust       47.39
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------

                                      -88-

-----------------------------------------------------------------------------------------------------------------
                                                                                                            % OF
              FUND                          NAME AND ADDRESS              NUMBER OF SHARES      CLASS       CLASS
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Virginia Municipal Bond Fund       Mail Center 3144                        2,347,965.7060       Trust       41.89
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------
                                   Trustman
                                   SunTrust Banks
                                   Mutual Fund Reconciliation Unit
Growth & Income Fund               Mail Center 3144                       22,008,844.5270       Trust       38.67
                                   P.O. Box 105870
                                   Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------------




FINANCIAL STATEMENTS

The financial statements for the STI Classic Funds' fiscal year ended May 31, 2001, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 2001 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

         A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

         PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  -        High rates of return on funds employed.

                  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (Thomson) indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

                  - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

         SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `"gilt edge.'" Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated `"BBB'" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                STI CLASSIC FUNDS

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                              INSTITUTIONAL SHARES
                             CORPORATE TRUST SHARES

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Classic Institutional Money Market Funds of the STI Classic Funds (Trust) and should be read in conjunction with the prospectus dated October 1, 2001 for the Institutional Shares of the Trust's Classic Institutional Cash Management, Classic Institutional U.S. Government Securities, and Classic Institutional U.S. Treasury Securities Money Market Funds and the prospectus dated October 1, 2001 for the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund. The prospectus may be obtained from the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


                                                      TABLE OF CONTENTS

THE TRUST......................................................................1
DESCRIPTION OF PERMITTED INVESTMENTS...........................................1
INVESTMENT POLICIES...........................................................12
INVESTMENT ADVISER............................................................13
THE ADMINISTRATOR.............................................................14
THE DISTRIBUTOR...............................................................15
THE TRANSFER AGENT............................................................16
THE CUSTODIAN.................................................................16
CODES OF ETHICS...............................................................16
INDEPENDENT PUBLIC ACCOUNTANTS................................................16
LEGAL COUNSEL.................................................................16
TRUSTEES AND OFFICERS OF THE TRUST............................................16
PERFORMANCE INFORMATION.......................................................18
COMPUTATION OF YIELD..........................................................18
CALCULATION OF TOTAL RETURN...................................................19
ADVERTISING...................................................................20
PURCHASING SHARES.............................................................20
REDEEMING SHARES..............................................................20
DETERMINATION OF NET ASSET VALUE..............................................21
TAXES    .....................................................................21
FUND TRANSACTIONS.............................................................23
TRADING PRACTICES AND BROKERAGE...............................................24
DESCRIPTION OF SHARES.........................................................26
SHAREHOLDER LIABILITY.........................................................27
LIMITATION OF TRUSTEES' LIABILITY.............................................27
5% AND 25% SHAREHOLDERS.......................................................27
FINANCIAL STATEMENTS..........................................................29
APPENDIX.....................................................................A-1

THE TRUST

STI Classic Funds (Trust) is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (Funds) of units of beneficial interest (shares) and different classes of shares of each Fund. Each share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to shares of the Classic Institutional U.S. Treasury Money Market Fund which are offered through two separate classes (Institutional Shares and Corporate Trust Shares) and shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund which are offered through a single class (Institutional Shares).

Each Classic Institutional Money Market Fund (each a Fund, collectively, the Funds) intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require each Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less. The Classic Institutional U.S. Treasury Securities Money Market Fund seeks to manage its investments in a manner consistent with the criteria for obtaining an Aaa rating by Moody's Investors Service (Moody's) and/or an AAA rating by Standard & Poor's Corporation (S&P). These requirements will also limit the Classic Institutional U.S. Treasury Securities Money Market Fund's ability to generate high current income. For a further discussion of these rules, see "Description of Permitted Investments."

DESCRIPTION OF PERMITTED INVESTMENTS

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail pre-payment risk, which may vary depending on the type of asset, but is generally less than the pre-payment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK INVESTMENT CONTRACTS (BICS)

BICs are contracts issued by U.S. banks and savings and loans institutions. Pursuant to such contracts, the Institutional Cash Management Money Market Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments. The Fund may invest up to an aggregate amount of 5% of its total assets in BICs.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior the maturity. Certificates of deposit with penalties for early withdrawal will be considered liquid.

COMMERCIAL PAPER

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

FOREIGN SECURITIES

Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, Europaper and foreign securities. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

GUARANTEED INVESTMENT CONTRACTS (GICS)

GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Institutional Cash Management Money Market Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A GIC provides that this guaranteed interest will not be less than a certain minimum rate. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are generally considered to be illiquid investments. However, the Fund will treat GICs with seven-day unconditional demand features as liquid investments.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. Rule 144A securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid. See "Restricted Securities".

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MEDIUM NOTES

Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

     GOVERNMENT PASS-THROUGH SECURITIES are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association
     (GNMA), Fannie Mae, and the Federal Home Loan Mortgage Corporation (FHLMC). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

     Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. government but are considered to be of high quality since they are considered to be instrumentalities of the U.S.. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early pre-payments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since pre-payment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing pre-payments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in"
     attractive long-term rates because of the pre-payment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the pre-payment feature. In addition, these pre-payments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

     CMOS are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled pre-payments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICS are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

     Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.

     STRIPPED MORTGAGE-BACKED SECURITIES are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

     The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, pre-payment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES: Due to pre-payments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated pre-payment patterns. The assumption is based upon current interest rates, current
     conditions  in  the  relevant  housing  markets  and  other  factors.   The
     assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL SECURITIES

The Institutional Cash Management Money Market Fund may invest in municipal securities. The two principal classifications of municipal securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issue. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the federal government will send the issuer an amount equal to the principal of and interest on the project notes.

The quality of municipal securities, both within a particular classification and between classifications, will vary, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating(s) may have different yields, while municipal securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a long-term debt rating. The following criteria will be used in making that assessment.

          o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

          o Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rate symbols are as follows:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

OTHER INVESTMENTS

The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company (SEI Investments), the parent company of the Trust's administrator and distributor. The purchase of shares of a Fund by such banks or by their customers will not be a consideration in determining which bank obligations a Fund may purchase. However, the Funds will not purchase obligations issued by the Adviser.

RECEIPTS


Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See the "Taxes" section of this statement of additional information regarding the tax treatment for investments in complex securities.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the U.S. Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (first tier security), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality (second tier security). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and securities that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constrains in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and (ii) any investment in the securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier secretes of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday). In the event that the security owned by a Fund is downgraded below the stated rating categories, the Adviser will review and take appropriate action with regard to the security.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (1933 Act) absent an exemption from registration. The Funds may invest in restricted securities, and each Fund may invest up to 10% of its net assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

The Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

STANDBY COMMITMENTS AND PUTS

The Institutional Cash Management Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the writer) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of its total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Each Fund may invest in Separately Traded Interest and Principal Securities (STRIPS), which are component parts of U.S. Treasury securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, the Adviser will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less; therefore, the Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Funds.

SUPRANATIONAL AGENCY OBLIGATIONS

The Institutional Cash Management Money Market Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

TAXABLE MUNICIPAL SECURITIES

The Institutional Cash Management Money Market Fund may invest in taxable municipal securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bond" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Institutional Cash Management Money Market Fund and the U.S. Government Securities Money Market Fund may include U.S. Government Agency Securities. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association (GNMA), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S.

government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, and the U.S. Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Coupon Under Book Entry Safekeeping (CUBES) or STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

The Institutional Cash Management Money Market Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

ZERO COUPON OBLIGATIONS


Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligations increases over time to reflect the interest accrued. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically. The discount from par associated with zero coupon obligations is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. See the "Taxes" section of this statement of additional information regarding the tax treatment for investments in complex securities.

INVESTMENT POLICIES


The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

     1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the sale of portfolio securities.

     4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), except as permitted by rule, regulation or order of the Securities and Exchange Commission.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies who principal business activities are in the same industry.

         5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

         5.2 No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
         (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental and may be changed with respect to any Fund by the Board of Trustees.

    1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days' prior notice to shareholders.

    2. No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, 9ore than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

     3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

     4. No  Life  Vision  Fund  currently  intends to sell  securities short.

     5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

     6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISER


The Trust and Trusco Capital Management, Inc. (Adviser) have entered into an advisory agreement (Advisory Agreement). As of July 1, 2001, the Adviser had in excess of $45 billion in assets under management. The Adviser is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. (SunTrust), a bank holding company. The Advisory Agreement provides that the Adviser shall be liable to the Trust and/or its shareholders, for willful misconduct, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

Prior to May 17, 1999, Crestar Asset Management Company served as the investment adviser to the predecessor of the Classic Institutional Cash Management Money Market Fund. Prior to May 24, 1999, Crestar Asset Management Company served as the investment adviser to the predecessor of the Classic Institutional U.S. Government Money Market Fund.

For the fiscal years ended May 31, 2001 and 2000 and 1999 the Funds paid the following advisory fees:


-----------------------------------------------------------------------------------------------------------------------
                                                         FEES PAID                      FEES WAIVED OR REIMBURSED
                 FUND
-----------------------------------------------------------------------------------------------------------------------
                                              2001         2000          1999         2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management      $4,546,000   $4,393,000    $1,377,839    $718,000     $679,000    $799,660
Money Market Fund
-----------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government      $1,442,000   $1,355,000     $265,960      $91,000     $181,000    $166,261
Securities Money Market Fund*
-----------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury        $3,083,000   $2,746,000       $0**       $251,000     $305,000    $560,506
Securities Money Market Fund
-----------------------------------------------------------------------------------------------------------------------

* Prior to May 17, 1999, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between The Arbor Fund and Crestar Asset Management Company for the fiscal years ended January 31, 1999 and January 31, 1998, respectively.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (Administrator), are parties to an administration agreement (Administration Agreement) dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation (SIMC), a wholly-owned subsidiary of SEI Investments Company (SEI Investments), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The Nevis Fund, Inc., Oak

Associates Funds, The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: 0.12% of the first $1 billion of average aggregate net assets, 0.09% on the next $1 to $4 billion of average aggregate net assets, 0.07% of the next $4 to $7 billion of average aggregate net assets, 0.065% of the next $7 to $9 billion of average aggregate net assets, and 0.06% after $9 billion of average aggregate net assets.

For the fiscal years ended May 31, 2001, May 31, 2000 and May 31, 1999, the Funds paid the following administration fees:


-----------------------------------------------------------------------------------------------------------------------
                                                     FEES PAID                             FEES WAIVED
                FUND
-----------------------------------------------------------------------------------------------------------------------
                                          2001         2000         1999         2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash             $1,315,000   $1,554,000    $ 530,802    $526,000     $439,000      $138,021
Management Money Market Fund*
-----------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.              $383,000     $486,000      $168,000    $153,000     $121,000      $268,476
Government Securities Money Market
Fund*
-----------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury     $833,000     $972,000     $ 175,125    $333,000     $275,000       $45,029
Securities Money Market Fund
-----------------------------------------------------------------------------------------------------------------------

*Prior to May 17, 1999, administration fees were paid by the predecessor to this Fund pursuant to an agreement between The Arbor Fund and the Administrator for the fiscal years ended January 31, 1999 and January 31, 1998, respectively.

THE DISTRIBUTOR

SEI  Investments   Distribution  Co.  (Distributor  or  SIDCo),  a  wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (Distribution Agreement) dated May 29, 1992. The Distributor will not receive any compensation for distribution of shares, other than compensation received under the Shareholder Servicing Plan for Corporate Trust Shares, described below.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

The Trust has adopted a shareholder servicing plan for Corporate Trust Shares (Service Plan). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing divided options, account designations and addresses; sub-accounting; provided information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing divided payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. For the fiscal year ended May 31, 2001, the Distributor was paid 0.20% of the Classic Institutional U.S. Treasury Securities Money Market Fund's average daily net assets (or $2,546,000) under the Service Plan.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Funds.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a Code and together the Codes) apply to the personal investment activities of trustees, officers and certain employees (together, "access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the U.S. Securities and Exchange Commission, and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur  Andersen LLP, 1601 Market  Street, Philadelphia, PA
19103, serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP,  serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST


The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

THOMAS GALLAGHER (11/25/47) - Trustee* - President, Genuine Parts Company Wholesale Distribution, 1970 - present; Director, National Service Industries; Director, Oxford Industries.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/4/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1983 - present; Director, NCR; Director, Cox Communications. JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

JENNIFER E. SPRATLEY, CPA (2/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager at Ernst & Young LLP, 1991-1999.

JAMES R. FOGGO (06/30/64) - President - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

TIMOTHY D. BARTO (3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads 1997-1999. Associate at Richter, Miller & Finn 1994-1997.

TODD B. CIPPERMAN (2/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

CHRISTINE M. MCCULLOUGH (12/2/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999.
Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor since 1989.

W. JOHN MCGUIRE (7/26/57) - Assistant Secretary - 1800 M Street, NW, Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm), ), counsel to the Trust, Administrator and Distributor since 2001. Of Counsel, Morgan, Lewis & Bockius LLP, 1996-2001.

* Messrs. Gallagher and Looney may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year ended May 31, 2001, the Trust paid the following amounts to Trustees and Officers of the Trust:


-----------------------------------------------------------------------------------------------------------------
 NAME OF PERSON,                  AGGREGATE            PENSION OR          ESTIMATED        TOTAL COMPENSATION
 POSITION                    COMPENSATION FROM         RETIREMENT       ANNUAL BENEFITS     FROM FUND AND FUND
                                     FUND           BENEFITS ACCRUED          UPON             COMPLEX PAID TO
                                                     AS PART OF FUND       RETIREMENT             TRUSTEES
                                                       EXPENSES
-----------------------------------------------------------------------------------------------------------------
Thomas Gallagher,
Trustee                            $25,750                N/A                N/A                 $27,750
-----------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum,
Trustee+                           $12,000                N/A                N/A                 $13,000
-----------------------------------------------------------------------------------------------------------------
Wilton Looney,
Trustee++                          $27,750                N/A                N/A                 $29,250
-----------------------------------------------------------------------------------------------------------------
Champney A. McNair,                $12,000                N/A                N/A                 $13,000
Trustee+
-----------------------------------------------------------------------------------------------------------------
F. Wendell Gooch,
Trustee                            $25,750                N/A                N/A                 $27,750
-----------------------------------------------------------------------------------------------------------------
T. Gordy Germany,
Trustee+                           $12,000                N/A                N/A                 $13,000
-----------------------------------------------------------------------------------------------------------------
James O. Robbins,
Trustee#                           $24,250                N/A                N/A                 $26,250
-----------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger,             $12,000                N/A                N/A                 $13,000
Trustee+
-----------------------------------------------------------------------------------------------------------------
Jonathan T. Walton,
Trustee                            $24,250                N/A                N/A                 $26,250
-----------------------------------------------------------------------------------------------------------------

+ Pursuant to the Board's retirement policy, Messrs. Germany, Goodrum, McNair and Dr. Sliger retired on November 18, 2000.
++ Mr. Looney retired on August 21, 2001.


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance.  Performance figures are
based  on  historical   earnings  and  are  not  intended  to  indicate   future
performance.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation (base period). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

-----------------------------------------------------------------------------------------------------------------
                                       FUND                                    7-DAY YIELD           7-DAY
                                                                                                EFFECTIVE YIELD
-----------------------------------------------------------------------------------------------------------------
        Classic Institutional Cash Management Money Market Fund -                  4.21%              4.30%
        Institutional Shares1
-----------------------------------------------------------------------------------------------------------------
        Classic Institutional U.S. Government Securities Money Market Fund -       4.21%              4.30%
        Institutional Shares2
-----------------------------------------------------------------------------------------------------------------
        Classic Institutional U.S. Treasury Securities Money Market Fund -         3.61%              3.68%
        Institutional Shares3
-----------------------------------------------------------------------------------------------------------------
        Classic Institutional U.S. Treasury Securities Money Market Fund -         3.41%              3.47%
        Corporate Trust Shares4
-----------------------------------------------------------------------------------------------------------------


         1Commenced operations 10/25/95          3Commenced operations 12/12/96

         2Commenced operations 8/1/94            4Commenced operations 6/3/99

The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yield is one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

CALCULATION OF TOTAL RETURN

Total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 2001 and for one-year periods ended May 31, 2001 were as follows:


-----------------------------------------------------------------------------------------------------------------
                                      FUND                                   AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------
                                                                             ONE-YEAR       SINCE INCEPTION

-----------------------------------------------------------------------------------------------------------------
        Classic Institutional Cash Management Money Market Fund -              6.13%             5.61%
        Institutional Shares1
-----------------------------------------------------------------------------------------------------------------
        Classic Institutional U.S. Government Securities Money Market          5.98%             5.49%
        Fund - Institutional Shares2
-----------------------------------------------------------------------------------------------------------------
        Classic Institutional U.S. Treasury Securities Money Market Fund -     5.74%             5.36%
        Institutional Shares3
-----------------------------------------------------------------------------------------------------------------
        Classic Institutional U.S. Treasury Securities Money Market            5.53%             5.29%
        Fund - Corporate Trust Shares4
-----------------------------------------------------------------------------------------------------------------


         1Commenced operations 10/25/95           3Commenced operations 12/12/96

         2Commenced operations 8/1/94             4Commenced operations 6/3/99

ADVERTISING

From time to time, the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the Trust.

PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Adviser, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains.
Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES


The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their Shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.


This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX


In order to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar trades or businesses if the Fund owns at least 20% of the voting power of such issuers.


The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Each Fund will generally be subject to a nondeductible 4% federal excise tax if it does not comply with certain additional distribution requirements. To comply with such requirements, each Fund intends to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31st of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies, but can make no assurances that all such tax will be eliminated.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to income tax on its taxable income and gains, without any benefit for distributions paid to shareholders, and distributions to you will be taxed as ordinary income to the extent of that Fund's earnings and profits.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

The Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Because the Funds derive income primarily from interest rather than dividends, no portion of its distribution generally will be eligible for the corporate dividends received deduction.

Gains and losses on the sale of a Fund's portfolio securities and unrealized appreciation for depreciation in the value of such securities may require a Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over- distributions of net investment income.

Sales,   redemptions  and  exchanges  of  Fund  shares  are  generally  taxable transactions for federal, state and local income tax purposes. Because, however, each Fund seeks to maintain a stable $1.00 net asset value per share, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions for the tax year.

FOREIGN TAXES

Dividends and interests received by the Classic Institutional Cash Management Money Market Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions and treaties between certain countries and the U.S. may reduce or eliminate these taxes. The Fund does not expect to be able to treat shareholders as having paid their proportionate share of such taxes for foreign tax credit purposes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

STATE AND LOCAL TAXES

Distributions from a Fund and ownership of Fund shares may be subject to state and local taxation. Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (1934 Act), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 2001, the Funds paid the following brokerage commissions with respect to portfolio transactions:



----------------------------------------------------------------------------------------------------------------------------
                                                                                                          Total Brokerage
                                                                   % of Total          % of Total        Commissions Paid
                           Total $ Amount                           Brokerage           Brokered             to SIDCo in
                                 of         Total $ Amount of B    Commissions        Transactions        Connection with
                             Brokerage      Commissions              Paid to        Effected Through        Repurchase
                            Commissions          Paid to           Affiliated          Affiliated            Agreement
                            Paid in FYE       Affiliates for       Brokers in          Brokers in        Transactions for
       Portfolio              5/31/01          FYE 5/31/01         FYE 5/31/01         FYE 5/31/01          FYE 5/31/01
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional
Cash Management Money         $269,625           $269,625             100%                100%               $269,625
Market Fund
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional
U.S. Government               $179,492           $179,492             100%                100%               $179,492
Securities Money Market
Fund
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional
U.S. Treasury                 $762,294           $762,294             100%                100%               $762,294
Securities Money Market
Fund
----------------------------------------------------------------------------------------------------------------------------

For the fiscal year ended May 31, 2000, the Funds paid the following brokerage commissions with respect to portfolio transactions:

                                       25

----------------------------------------------------------------------------------------------------------------------------=

                                                                                                           Total Brokerage
                                                                     % of Total                              Commissions
                                  Total $       Total $ Amount        Brokerage          % of Total       Paid to SIDCo in
                                 Amount of        of Brokered        Commissions          Brokered         Connection with
                                 Brokered         Commissions          Paid to          Transactions         Repurchase
                                Commissions         Paid to          Affiliated       Effected Through        Agreement
                                Paid in FYE     Affiliates for       Brokers in      Affiliated Brokers   Transactions for
         Portfolio                5/31/00         FYE 5/31/00        FYE 5/31/00       in FYE 5/31/00        FYE 5/31/00
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash
Management Money Market          $ 169,140         $ 169,140            100 %               100 %             $169,140
Fund (1)
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities Money      $ 99,268          $ 99,268             100 %               100 %             $ 99,268
Market Fund (1)
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Treasury Securities Money        $641,816          $641,816             100 %               100 %             $641,816
Market Fund
----------------------------------------------------------------------------------------------------------------------------

1 Prior to May 17, 1999, the fiscal year of the predecessor to this Fund ended on November 30 of each year.

For the fiscal year ended May 31, 1999, the Funds paid the following brokerage commissions with respect to portfolio transactions:

----------------------------------------------------------------------------------------------------------------------------
                                                                                   % of Total           Total Brokerage
                                                                              kerageBrokerage         Commissions Paid to
                                    Total $ Amount of    Total $ Amount of Bro  Commissions Paid    SIDCo in Connection with
                                        Brokerage        Commissions Paid to      to Affiliated      Repurchase Agreement
                                   Commissions Paid in   Affiliates in FYE        Brokers inFYE      Transactions for FYE
            Portfolio                  FYE 5/31/99       5/31/99                     5/31/99                5/31/99
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash
Management Money Market                  $ 77,975              $ 77,975               100%                 $ 169,140
Fund (1)
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities Money                $ 67                  $ 67                 100%                   $ 67
Market Fund (1)
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Treasury Securities Money Market         $ 25,484              $ 25,484               100 %                $ 25,484
Fund
----------------------------------------------------------------------------------------------------------------------------

1 Prior to May 17, 1999, fiscal year of the predecessor to this fund ended on November 30 of each year.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


5% AND 25% SHAREHOLDERS


As of August 22, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Institutional Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.


----------------------------------------------------------------------------------------------------------------------
FUND                               NAME AND ADDRESS                           NUMBER OF                        % OF
                                                                               SHARES             CLASS        CLASS
----------------------------------------------------------------------------------------------------------------------

                                   SunTrust Bank
                                   Attn: Susan Grider
Classic Institutional Cash         Mail Center 3133                        940,869,052.6000    Institutional   28.53
Management Money Market Fund       P.O. Box 105504
                                   Atlanta, GA 30348-5504
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Capital Market ACH Acct
Classic Institutional Cash         Attn: Anita Woods Ctr 3910
Management Money Market Fund       303 Peachtree Street, 24th Fl.        2,321,660,178.2400    Institutional   70.40
                                   Atlanta, GA 30308-3201
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Banks
Classic Institutional U.S.         Attn:  Susan Grider
Treasury Securities                P.O. Box 105504                         141,886,105.8300    Institutional   28.32
Market Fund                        Atlanta, GA 30348-5504
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Capital Market ACH Acct
Classic Institutional U.S.         Attn: Anita Woods Center  3910                              Corporate
Treasury Securities Money          303 Peachtree Street, 24th Fl.          359,126,871.0600    Trust           71.68
Market Fund                        Atlanta, GA 30308-3201
----------------------------------------------------------------------------------------------------------------------

                                       27

----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
Classic Institutional U.S.         Attn:  Susan Grider
Treasury Securities Money          Mail Center 3133                      1,959,218,673.4300    Corporate      100.00
Market Fund                        P.O. Box 105504                                             Trust
                                   Atlanta, GA 30348-5504
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
Classic Institutional U.S.         Attn:  Susan Grider
Government Securities Money        Mail Center 3133                        529,773,634.7800    Institutional   64.92
Market Fund                        P.O. Box 105504
                                   Atlanta, GA 30348-5504
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Capital Markets ACH Acct
Classic Institutional U.S.         Attn: Anita Woods Center 3910
Government Securities Money        303 Peachtree Street, 24th Fl.          286,207,681.3300    Institutional   35.08
Market Fund                        Atlanta, GA 30308-3201
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
                                   Attn: Susan Grider
Classic Institutional Cash         Mail Center 3133                        940,869,052.6000    Institutional   28.53
Management Money Market            P.O. Box 105504
Fund                               Atlanta, GA  30348-5504
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Capital Markets ACH Acct
                                   Attn:  Anita Woods
Classic Institutional Cash         Mail Center 3910                      2,321,660,178.2400    Institutional   70.40
Management Money Market            303 Peachtree Street, 24th Floor
Fund                               Atlanta, GA  30308-3201
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
Classic Institutional U.S.         Attn: Susan Grider
Treasury Securities Money          Mail Center 3133                        141,886,105.8300    Institutional   28.32
Market Fund                        P.O. Box 105504
                                   Atlanta, GA  30348-5504
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Capital Markets ACH Acct
Classic Institutional U.S.         Attn:  Anita Woods
Treasury Securities Money          Mail Center 3910                        359,126,871.0600    Institutional   71.68
Market Fund                        303 Peachtree Street, 24th Floor
                                   Atlanta, GA  30308-3201
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
Classic Institutional U.S.         Attn: Susan Grider
Treasury Securities Money          Mail Center 3133                      1,959,218,673.4300    Corporate      100.00
Market Fund                        P.O. Box 105504                                             Trust
                                   Atlanta, GA  30348-5504
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Bank
Classic Institutional U.S.         Attn: Susan Grider
Government Securities Money        Mail Center 3133                        529,773,634.7800    Institutional   64.92
Market Fund                        P.O. Box 105504
                                   Atlanta, GA  30348-5504
----------------------------------------------------------------------------------------------------------------------
                                   SunTrust Capital Markets ACH Acct
Classic Institutional U.S.         Attn:  Anita Woods
Government Securities Money        Mail Center 3910                        286,207,681.3300    Institutional   35.08
Market Fund                        303 Peachtree Street, 24th Floor
                                   Atlanta, GA  30308-3201
----------------------------------------------------------------------------------------------------------------------

EXPERTS

The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended May 31, 2001, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 2001 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o        Leading market positions in well-established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. "Fitch." Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

                Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P NOTE RATING SYMBOLS ARE AS FOLLOWS:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2      Satisfactory   capacity  to  pay  principal  and  interest  with  some
          vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                STI CLASSIC FUNDS
                          LIFE VISION CONSERVATIVE FUND
                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Life Vision Conservative Fund of the STI Classic Funds (Trust) and should be read in conjunction with the Trust's prospectuses dated October 1, 2001. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.





                                TABLE OF CONTENTS


THE TRUST...................................................................1
DESCRIPTION OF THE UNDERLYING FUNDS' PERMITTED INVESTMENTS..................2
INVESTMENT POLICIES........................................................19
INVESTMENT ADVISER.........................................................20
THE ADMINISTRATOR..........................................................22
THE DISTRIBUTOR............................................................22
THE TRANSFER AGENT.........................................................22
THE CUSTODIAN..............................................................23
CODES OF ETHICS............................................................23
INDEPENDENT PUBLIC ACCOUNTANTS.............................................23
LEGAL COUNSEL..............................................................23
TRUSTEES AND OFFICERS OF THE TRUST.........................................23
PERFORMANCE INFORMATION....................................................25
CALCULATION OF TOTAL RETURN................................................25
PURCHASING SHARES..........................................................26
REDEEMING SHARES...........................................................26
VALUATION OF SECURITIES....................................................26
DETERMINATION OF NET ASSET VALUE...........................................27
TAXES .....................................................................28
FUND TRANSACTIONS..........................................................29
TRADING PRACTICES AND BROKERAGE............................................29
DESCRIPTION OF SHARES......................................................30
SHAREHOLDER LIABILITY......................................................31
LIMITATION OF TRUSTEES' LIABILITY..........................................31
APPENDIX .................................................................A-1

October 1, 2001

THE TRUST

STI Classic Funds (Trust) is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (Funds) of units of beneficial interest (shares) and different classes of shares of each Fund. Shareholders at present may purchase shares of the Funds through one, two or three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the Trust Shares of the Life Vision Conservative Fund (Fund).

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

STI CLASSIC LIFE VISION FUNDS (LIFE VISION FUNDS)

The Life Vision Funds provide investors with the opportunity to pursue four distinct asset allocation strategies implemented through investments in shares of selected STI Classic Funds. By investing in the Life Vision Funds, investors have the opportunity to diversify and allocate their assets among the broad range of STI Classic Funds. The Adviser simplifies the diversification and asset allocation process by reviewing, analyzing, selecting, monitoring, reallocating and rebalancing each Life Vision Fund's holdings of STI Classic Funds for investors.


The assets of each Life Vision Fund will be allocated among underlying STI Classic Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying STI Classic Funds. Each Life Vision Fund has the ability to invest its assets allocated to a particular asset class in one or more of the underlying STI Classic Funds, which have differing investment objectives, policies and risk characteristics. The risks associated with investing in a Life Vision Fund will vary depending upon how the assets within its asset classes are allocated from time to time among the underlying STI Classic Funds. Although the Life Vision Funds currently expect to invest in a number of the underlying STI Classic Funds identified below, the Adviser has the discretion to change the particular STI Classic Funds used as underlying investments for the Life Vision Funds. If the Adviser determines in the future that it is in a Life Vision Fund's best interest, the Adviser may substitute or include other underlying STI Classic Funds, including STI Classic Funds that do not currently exist. The Adviser will manage each Life Vision Fund Fund consistent with that Life Vision Fund's investment objective and policies. There is no assurance that the Life Vision Fund will achieve its investment objective.

                            CAPITAL APPRECIATION FUND
                             GROWTH AND INCOME FUND
                           INVESTMENT GRADE BOND FUND
                         PRIME QUALITY MONEY MARKET FUND
                              SHORT-TERM BOND FUND
                           SMALL CAP GROWTH STOCK FUND
                           SMALL CAP VALUE EQUITY FUND
                         U.S. GOVERNMENT SECURITIES FUND

DESCRIPTION OF THE UNDERLYING FUNDS' PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible   securities  are  securities   issued  by  corporations   that  are
exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EURO-DENOMINATED SECURITIES

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which a Fund may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each Fund's euro-denominated investments.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS

Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index and International Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index and International Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index and International Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GUARANTEED INVESTMENT CONTRACTS (GICS)

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

     (i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

     (ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

     (iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

     (iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

GOVERNMENT PASS-THROUGH SECURITIES

These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

PRIVATE PASS-THROUGH SECURITIES

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are ollateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOS

CMOs  are  securities  collateralized  by  mortgages,   mortgage  pass-throughs,
mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's.

Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICS

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Fund's Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (SEE "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

     MUNICIPAL BONDS include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

     MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

     Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Fund's investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between 1 and 9 months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for 3 "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. The Funds may invest in restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the money market funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Trust's Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

All Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Further, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. An obligation a Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Funds will enter into swaps only with counterparties believed to be creditworthy.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through STRIPS or CUBES.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before 1 year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT POLICIES

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

     1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the sale of portfolio securities.

     4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), except as permitted by rule, regulation or order of the Securities and Exchange Commission.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies who principal business activities are in the same industry.

         5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

         5.2 No Life Vision Fund may invest more than 25% of its assets in underlying Classic Funds that, as a matter of policy, concentrate their assets in any one industry.
                However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each
                Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.
     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental and may be changed with respect to any Fund by the Board of Trustees.

Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days' prior notice to shareholders.

No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

        1. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

        2. No Life Vision Fund currently intends to sell securities short.

        3. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

        4. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.


With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISER


The investment adviser (the Adviser) makes investment decisions for the Funds continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management.


Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as investment adviser to the Capital Appreciation Fund, Investment Grade Bond Fund and Small Cap Value Equity Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000 SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements.

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreements, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its advisory services, Trusco Capital Management, Inc. is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of: 1.15% of the average daily net assets of the Capital Appreciation Fund and Small Cap Value Equity Fund, 0.74% of the average daily net assets of the Investment Grade Bond Fund, 0.90% of the average daily net assets of the Growth and Income Fund, 0.65% of the average daily net assets of the, Prime Quality Money Market Fund, Short-Term Bond Fund, 1.15% of the average daily net assets of the Small Cap Growth Stock Fund, 0.74% of the average daily net assets of the U.S. government Securities Fund, and 0.25% of the average daily net assets of the Life Vision Conservative Fund.

The Adviser has agreed to waive its fees or reimburse expenses in order to limit the underlying Fund's and Fund expenses.

BANKING LAWS

Current interpretations of federal banking laws and regulations prohibit SunTrust and the Adviser from sponsoring, organizing, controlling, or distributing the Funds' shares; but do not prohibit SunTrust or the Adviser generally from acting as an investment Adviser, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Adviser believes that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Adviser from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Adviser, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Adviser, or its affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the Administrator) are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.


The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation (SIMC), a wholly-owned subsidiary of SEI Investments Company (SEI Investments), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Inter-national Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust and TIP Funds.


For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, 0.09% on the next $4 billion of average aggregate net assets, 0.07% of the next $3 billion of average aggregate net assets, 0.065% of the next $2 billion of average aggregate net assets, and 0.06% thereafter.

THE DISTRIBUTOR

SEI Investments Distribution Co. (Distributor or SIDCo), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (Distribution Agreement) dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the eligible underlying Funds.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a Code and together the Codes) apply to the personal investing activities of trustees, officers and certain employees (access persons). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 1601 Market Street,  Philadelphia,  PA
19103, serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

THOMAS GALLAGHER (11/25/47) - Trustee* - President, Genuine Parts Company Wholesale Distribution, 1970 - present; Director, National Service Industries; Director, Oxford Industries.


WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.



F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department,

Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/4/42) - Trustee - President and Chief Executive Officer, Cox
Communications,   Inc.,   1983  -  present;   Director,   NCR;   Director,   Cox
Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.


JENNIFER E. SPRATLEY, CPA (2/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager at Ernst & Young LLP, 1991-1999.


JAMES R. FOGGO (02/14/66) - President - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.


LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

TIMOTHY D. BARTO (3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads 1997-1999. Associate at Richter, Miller & Finn 1994-1997.

TODD B. CIPPERMAN (2/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments since 2000. Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

CHRISTINE M. MCCULLOUGH (12/2/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999.
Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor since 1989.


W. John McGuire (7/26/57) - Assistant Secretary -1800 M Street, NW, Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor since 2001. Of Counsel, Morgan, Lewis & Bockius LLP (law firm) since 1996 - 2001.



* Messrs. Gallagher and Looney may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year ended May 31, 2001, the Trust paid the following  amounts to Trustees and Officers of the Trust:
==================================================================================================================
  NAME OF PERSON,                 AGGREGATE           PENSION OR          ESTIMATED         TOTAL COMPENSATION
     POSITION                   COMPENSATION          RETIREMENT       ANNUAL BENEFITS      FROM FUND AND FUND
                                  FROM FUND         BENEFITS ACCRUED        UPON             COMPLEX PAID TO
                                                    AS PART OF FUND      RETIREMENT              TRUSTEES
                                                       EXPENSES
==================================================================================================================
Thomas Gallagher,                  $25,750                N/A                N/A                 $27,750
Trustee
==================================================================================================================
Daniel S. Goodrum,                 $12,000                N/A                N/A                 $13,000
Trustee+
==================================================================================================================
Wilton Looney, Trustee++           $27,750                N/A                N/A                 $29,250
==================================================================================================================
Champney A. McNair,                $12,000                N/A                N/A                 $13,000
Trustee+
==================================================================================================================
F. Wendell Gooch,                  $25,750                N/A                N/A                 $27,750
Trustee
==================================================================================================================
T. Gordy Germany,                  $12,000                N/A                N/A                 $13,000
Trustee+
==================================================================================================================
James O. Robbins,                  $24,250                N/A                N/A                 $26,250
Trustee#
==================================================================================================================
Dr. Bernard F. Sliger,             $12,000                N/A                N/A                 $13,000
Trustee+
==================================================================================================================
Jonathan T. Walton,                $24,250                N/A                N/A                 $26,250
Trustee
==================================================================================================================
# Messrs. Robbins and Gallagher did not serve as Trustees for a full year during the most recent fiscal year.

+  Pursuant to the Board's retirement policy, Messrs. Germany, Goodrum, McNair and Dr. Sliger retired on November 18, 2000.
++ Mr. Looney retired on August 21, 2001.

PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance.  Performance figures are
based  on  historical   earnings  and  are  not  intended  to  indicate   future
performance.

PERFORMANCE COMPARISONS

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

CALCULATION OF TOTAL RETURN

From time to time, the Conservative Fund may advertise total return. In particular, total return will be calculated according to the following formula:
P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

PURCHASING SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange (NYSE) is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Conservative Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders may be institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains.
Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

VALUATION OF SECURITIES

The assets of the Fund consist primarily of shares of the underlying Funds, which are valued at their respective net asset values. The net asset value (NAV) per share of each of the underlying Funds is determined by dividing the total market value of such Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of that Fund.

Excluding shares of the underlying Funds, Fund securities are valued at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. Securities and other assets available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

A pricing service may be used to obtain last sale prices of each security held. Valuations of Fund securities furnished by the pricing service employed by the Fund are based upon a computerized matrix system and/or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Trust and its pricing agent under general supervision of the Board of Trustees. There are a number of pricing services available, and the Board of Trustees, on the basis of ongoing evaluation of these services, may obtain quotes directly from broker-dealers or market makers, may use other pricing services or discontinue the use of any pricing service in whole or in part.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's NAV at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce PRO RATA the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's PRO RATA portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends.

The securities of the Bond and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company (RIC) under the Code, the Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, the Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (1934 Act) higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

         A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

         PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  -        High rates of return on funds employed.

                  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (Thomson) indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

                  - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

         SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "`gilt edge.'" Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "`BBB'" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 41

Item 23.  Exhibits:

(a) Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(c)      Not applicable.
(d)(1)   Revised  Investment  Advisory  Agreement  with  Trusco  Capital
         Management,   Inc.  as  originally  filed  with  Registrant's
         Post-Effective Amendment No. 5 filed August 2, 1993 is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.
(d)(5) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(d)(6) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
(d)(7) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(e) Distribution Agreement dated May 26, 1992 is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.0000912057-96-021336 on September 27, 1996.
(f)      Not applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment
         No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(i)      Opinion and Consent of Counsel is filed herewith.
(j)(1) Consent of Arthur Andersen LLP, independent public accountants, is filed herewith.
(j)(2) Consent of PricewaterhouseCoopers LLP, independent public accountants, is filed herewith.
(j)(3) Consent of PricewaterhouseCoopers LLP, independent public accountants, is filed herewith.
(k)      Not applicable.
(l)      Not applicable.
(m)(1) Distribution Plan - Investor Class is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(n)(1) Rule 18f-3 Plan is incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(n)(2) Certificate of Class Designation is incorporated herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.
(o) Powers of Attorney are incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(p)(1) Code of Ethics for STI Classic Funds are incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(2) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust
         (SEC No. 333-70013) filed with the SEC via
         EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.
(p)(3) Code of Ethics for Trusco Capital Management, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(4) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.


Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the

Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

James M. Wells                                                 SunTrust Banks, Inc.                   Vice-Chairman
Director

William H. Rogers                                              SunTrust Banks, Inc.             Executive Vice President
Director

Douglas S. Phillips                                                     --                                 --
President/CEO/Director

Paul L. Robertson, III                                                  --                                 --
Executive Vice President/Secretary/Treasurer

Andrew J. Muldoon, III                                                  --                                 --
Executive Vice President

Robert J. Rhodes                                                        --                                 --
Executive Vice President

Bob M. Farmer                                                           --                                 --
Managing Director

Alan M. Gayle                                                           --                                 --
Managing Director

Gay B. Cash                                                   SunTrust Bank, Atlanta              First Vice President
Vice President

C. William Cherry, Jr.                                                  --                                 --
Vice President

Eunice Gillespie                                                        --                                 --
Vice President

Wayne G. Larochelle                                                     --                                 --
Managing Director



NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
Stuart L. Oglesby                                                       --                                 --
Vice President

Josie C. Rosson                                                         --                                 --
Vice President

John H. Stebbins                                                        --                                 --
Vice President

Charles B. Arrington                                                    --                                 --
Vice President

Brett L. Barner                                                         --                                 --
Vice President

George E. Calvert,Jr.                                                   --                                 --
Vice President

Shane Coldren                                                           --                                 --
Vice President

J. Chadwick Deakins                                                     --                                 --
Vice President

James R. Dillon, Jr.                                                    --                                 --
Managing Director

Martin J. Duffy                                                         --                                 --
Vice President

James P. Foster                                                         --                                 --
Vice President

Mark D. Garfinkel                                                       --                                 --
Vice President

Melvin E. Hamilton                                                      --                                 --
Managing Director

John M. Hamlin                                                          --                                 --
Vice President

Peter P. Hardy                                                          --                                 --
Vice President

Michael J. Honsharuk
Vice President

Christopher A. Jones                                                    --                                 --
Managing Director

Alan S. Kelley                                                          --                                 --
Vice President

Jeffrey E. Markunas                                                     --                                 --
Managing Director


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
Kurt T. Momand                                                          --                                 --
Managing Director

Peter T. Montgomery                                                     --                                 --
Vice President

Jonathan C. Mote                                                        --                                 --
Vice President

Steven A. Noone                                                         --                                 --
Managing Director

Sheri L. Paquette                                                       --                                 --
Vice President

Elliott A. Perny                                                        --                                 --
Managing Director

Joe E. Ransom                                                           --                                 --
Managing Director

Mills A. Riddick                                                        --                                 --
Managing Director

Marc H. Schneidau                                                       --                                 --
Vice President

George D. Smith, Jr.                                                    --                                 --
Vice President

William L. Wilson, Jr.                                                  --                                 --
Vice President

Jennifer M. Constine                                                    --                                 --
Vice President

L. Earl Denney                                                          --                                 --
Managing Director

Charles B. Leonard                                                      --                                 --
Managing Director

Agnes G. Pampush                                                        --                                 --
Managing Director

Neil J. Powers                                                          --                                 --
Managing Director

Boyce G. Reid                                                           --                                 --
Vice President

Ronald H. Schwartz                                                      --                                 --
Managing Director

Garrett P. Smith                                                        --                                 --
Managing Director


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
David E. West                                                           --                                 --
Managing Director

Robert S. Bowman                                                        --                                 --
Vice President

Casey C. Brogdon                                                        --                                 --
Managing Director

Robert W. Corner                                                        --                                 --
Vice President

James E. Kofron                                                         --                                 --
Vice President

Kimberly C. Maichle                                                     --                                 --
Vice President

E. Sonny Surkin                                                         --                                 --
Vice President

David S. Yealy                                                          --                                 --
Managing Director

Frances J. Aylor                                                        --                                 --
Vice President

Edward E. Best                                                          --                                 --
Managing Director

Neil L. Halpert                                                         --                                 --
Vice President

Christian G. Koch                                                       --                                 --
Vice President

Daniel J. Lewis                                                         --                                 --
Vice President

R. Douglas Mitchell                                                     --                                 --
Vice President

Elizabeth G. Pola                                                       --                                 --
Managing Director

Celia S. Stanley                                                        --                                 --
Vice President

Natalie Wright                                                          --                                 --
Vice President

Stephen M. Yarbrough                                                    --                                 --
Managing Director

                                      C-7


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
Douglas J. Farmer                                                       --                                 --
Vice President

James G. McKinley, III                                                  --                                 --
Vice President

Christine Y. Keefe                                                      --                                 --
Vice President

James B. Mallory                                                        --                                 --
Vice President

Jeff Vogelbacker                                                        --                                 --
First Vice President


 Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                             July 15, 1982
         SEI Liquid Asset Trust                             November 29, 1982
         SEI Tax Exempt Trust                               December 3, 1982
         SEI Index Funds                                    July 10, 1985
         SEI Institutional Managed Trust                    January 22, 1987
         SEI Institutional International Trust              August 30, 1988
         The Advisors' Inner Circle Fund                    November 14, 1991
         STI Classic Funds                                  May 29, 1992
         First American Funds, Inc.                         November 1, 1992
         First American Investment Funds, Inc.              November 1, 1992
         The Arbor Fund                                     January 28, 1993
         Bishop Street Funds                                January 27, 1995
         STI Classic Variable Trust                         August 18, 1995
         ARK Funds                                          November 1, 1995
         Huntington Funds                                   January 11, 1996
         SEI Asset Allocation Trust                         April 1, 1996
         TIP Funds                                          April 28, 1996
         SEI Institutional Investments Trust                June 14, 1996
         First American Strategy Funds, Inc.                October 1, 1996
         HighMark Funds                                     February 15, 1997
         Armada Funds                                       March 8, 1997
         Expedition Funds                                   June 9, 1997
         Alpha Select Funds                                 January 1, 1998
         Oak Associates Funds                               February 27, 1998
         The Nevis Fund, Inc.                               June 29, 1998
         CNI Charter Funds                                  April 1, 1999
         The Armada Advantage Fund                          May 1, 1999
         Amerindo Funds Inc.                                July 13, 1999
         Huntington VA Funds                                October 15, 1999
         Friends Ivory Funds                                December 16, 1999
         iShares Inc.                                       January 28, 2000
         SEI Insurance Products Trust                       March 29, 2000
         iShares Trust                                      April 25, 2000
         Pitcairn Funds                                     August 1, 2000

         First Focus Funds, Inc.                            October 1, 2000
         JohnsonFamily Funds, Inc.                          November 1, 2000
         The MDL Funds                                      January 24, 2001

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                          Positions and Offices
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT

Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                      Vice President &
                                                                                        Assistant Secretary
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                         Vice President &
                                                                                        Assistant Secretary
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                         Vice President &
                                                                                        Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M. McCullough    Vice President & Assistant Secretary                         Vice President &
                                                                                        Assistant Secretary
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --


                           Position and Office                                          Positions and Offices
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT

Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                         Vice President &
                                                                                        Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                         Vice President &
                                                                                        Assistant Secretary

Item 28.   Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York
         One Wall Street
         New York, New York
         (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

         Trusco Capital Management
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         Trusco Capital Management
         25 Park Place
         Atlanta, Georgia  30303

Item 29. Management Services:  None.

Item 30. Undertakings:  None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of September, 2001.



                                    By: /s/ James R. Foggo
                                    --------------------------------------------
                                      James R. Foggo, President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                      *                                                                 Trustee                   September 28, 2001
----------------------------------------------------------------------
         F. Wendell Gooch

                      *                                                                 Trustee                   September 28, 2001
----------------------------------------------------------------------
         Jonathan T. Walton

                      *                                                                 Trustee                   September 28, 2001
----------------------------------------------------------------------
         James O. Robbins

                      *                                                                 Trustee                   September 28, 2001
-----------------------------------------------------------------------
         Thomas Gallagher

                      *                                                                 President                 September 28, 2001
-----------------------------------------------------------------------
         James R. Foggo

                      *                                                                 Treasurer & Chief         September 28, 2001
------------------------------------------------------------------------                Financial Officer
         Jennifer Spratley


  * By: /s/ Todd B Cipperman
       ----------------------------------------------
       Todd B. Cipperman, With Power of Attorney


                                  EXHIBIT INDEX

NUMBER            EXHIBIT

EX-99.A Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
EX-99.C  Not applicable.
EX-99.D1 Revised Investment Advisory Agreement with Trusco Capital Management,
         Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D2 Investment Advisory Agreement with American National Bank  and  Trust
         Company as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to
         Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D3 Investment Advisory Agreement with Sun Bank Capital Management,
         National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D4 Investment Advisory Agreement with Trust Company Bank (now Trusco
         Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469- 98-028802 on July 30, 1998.
EX-99.D5 Revised Schedule A to the Revised Investment Advisory Agreement with
         Trusco Capital Management, Inc. dated May 24, 1999 is incorporated herein by reference to the Registrant's Post- Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
EX-99.D6 Revised Schedule A to the Revised Investment Advisory Agreement with
         Trusco Capital Management, Inc. dated October 1, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
EX-99.D7 Revised Schedule A to the Revised Investment Advisory Agreement with
         Trusco Capital Management, Inc. dated March 27, 2000 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.E Distribution Agreement dated May 26, 1992 is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.F  Not applicable.
EX-99.G1 Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G2 Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

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EX-99.G3 Fourth Amendment to Custodian Agreement by and between STI Trust &
         Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
EX-99.H1 Transfer Agent Agreement with Federated Services Company dated May 14,
         1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H2 Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99- 037088 on September 28, 1999.
EX-99.H3 Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

EX-99.I  Opinion and Consent of Counsel is filed herewith.
EX-99.J1 Consent of Arthur Andersen LLP, independent public accountants, is filed  herewith.
EX-99.J2 Consent of PricewaterhouseCoopers LLP, independent public accountants, is filed herewith.
EX-99.J3 Consent of PricewaterhouseCoopers LLP, independent public accountants, is filed herewith.

EX-99.K  Not applicable.
EX-99.L  Not applicable.
EX-99.M1 Distribution Plan - Investor Class is incorporated herein by reference to Exhibit 15 of Post- Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.M2 Distribution and Service Agreement relating to Flex Shares dated May
         29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.N1 Rule 18f-3 Plan is incorporated herein by reference to Exhibit (o) of
         Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
EX-99.N2 Certificate of Class Designation is incorporated herein by reference to Exhibit (o)(1) of Post- Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.
EX-99.O Powers of Attorney are incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
EX-99.P1 Code of Ethics for STI Classic Funds are incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.P2 Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.
EX-99.P3 Code of Ethics for Trusco Capital Management, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.P4 Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

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